UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip Code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 14.2%
American Axle & Manufacturing Holdings* (A)	52,600	$520
American Eagle Outfitters	69,200	1,058
Apollo Group, Cl A*	254,800	13,726
Autoliv (A)	18,200	973
Autozone*	3,600	1,170
Bed Bath & Beyond* (A)	160,112	9,282
Best Buy (A)	163,400	3,819
Big Lots*	27,800	1,050
Career Education*	63,729	508
CBS, Cl B	597,600	16,219
Coach	312,506	19,076
Comcast, Cl A	95,300	2,260
Ctrip.com International ADR* (A)	130,700	3,058
Darden Restaurants (A)	13,000	593
DIRECTV, Cl A*	133,560	5,711
Discovery Communications, Cl A* (A)	56,460	2,313
DISH Network, Cl A	69,800	1,988
Family Dollar Stores	12,900	744
Foot Locker	28,200	672
Ford Motor	134,700	1,449
Fossil*	83,733	6,645
GameStop, Cl A* (A)	54,400	1,313
Gannett (A)	59,800	800
Gap (A)	133,000	2,467
Genuine Parts	5,100	312
Goodyear Tire & Rubber*	203,500	2,884
Groupon* (A)	65,450	1,350
Guess?	14,900	444
H&R Block	55,400	905
Harley-Davidson	226,314	8,797
Harman International Industries	17,600	669
Hasbro	15,200	485
Home Depot (A)	107,590	4,523
ITT Educational Services* (A)	21,700	1,234
Johnson Controls (A)	247,334	7,732
Kohl’s	30,600	1,510
Limited Brands	21,600	872
Lowe’s	781,216	19,827
Macy’s	248,600	8,000
McDonald’s	87,560	8,785
MGM Mirage*	3,100	32
News, Cl A	92,500	1,650
Nike, Cl B	163,388	15,746
Nordstrom (A)	156,470	7,778
Omnicom Group	14,300	637
priceline.com* (A)	17,125	8,009
Pulte Homes* (A)	46,700	295
RadioShack (A)	106,500	1,034
Ralph Lauren, Cl A	19,940	2,753
Service International	50,857	542
Staples	379,200	5,267
Target	243,915	12,493
Time Warner	52,500	1,897
Time Warner Cable, Cl A	153,220	9,740

Description	Shares	Market Value ($ Thousands)

TRW Automotive Holdings*	15,300	$499
Tupperware Brands	4,200	235
United Continental Holdings* (A)	28,300	534
Viacom, Cl B	24,400	1,108
Walt Disney	46,100	1,729
Warnaco Group* (A)	8,400	420
Washington Post, Cl B (A)	1,500	565
Whirlpool (A)	21,700	1,030
Wyndham Worldwide	84,900	3,212
Wynn Resorts (A)	1,400	155

		243,103

Consumer Staples — 8.7%
Altria Group	78,900	2,339
Anheuser-Busch InBev ADR	97,582	5,952
Archer-Daniels-Midland	46,100	1,318
Avon Products	27,800	486
Bunge (A)	10,400	595
Clorox	3,000	200
Coca-Cola	106,830	7,475
Coca-Cola Enterprises	39,000	1,005
ConAgra Foods	83,200	2,196
Constellation Brands, Cl A*	9,200	190
Corn Products International	21,300	1,120
Costco Wholesale	243,390	20,279
CVS Caremark	168,500	6,872
Dr Pepper Snapple Group	25,900	1,023
Estee Lauder, Cl A	46,270	5,197
Herbalife	26,800	1,385
Kimberly-Clark	27,900	2,052
Kraft Foods, Cl A	40,700	1,521
Kroger	254,600	6,167
Lorillard	28,300	3,226
Mead Johnson Nutrition, Cl A	164,701	11,320
Nu Skin Enterprises, Cl A (A)	23,000	1,117
PepsiCo	23,800	1,579
Philip Morris International	207,500	16,285
Procter & Gamble	209,800	13,996
Reynolds American	25,500	1,056
Safeway (A)	131,800	2,773
Smithfield Foods*	91,500	2,222
SYSCO (A)	10,700	314
Tyson Foods, Cl A	80,300	1,657
Walgreen	269,400	8,906
Wal-Mart Stores	98,500	5,886
Whole Foods Market (A)	161,459	11,234

		148,943

Energy — 10.3%
Apache	25,100	2,274
Atwood Oceanics* (A)	18,400	732
Canadian Natural Resources	171,894	6,424
Chevron	252,700	26,887
Cimarex Energy	1,000	62
ConocoPhillips	362,090	26,385
Core Laboratories (A)	54,005	6,154
Devon Energy	41,600	2,579
El Paso	203,300	5,402
EOG Resources	119,750	11,797
Exxon Mobil	264,300	22,402
FMC Technologies* (A)	147,814	7,720
Forest Oil*	41,200	558

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Halliburton	181,610	$6,267
Helix Energy Solutions Group*	20,200	319
Hess	64,300	3,652
Marathon Oil	180,000	5,269
Marathon Petroleum	62,350	2,076
McDermott International*	41,500	478
Murphy Oil	95,300	5,312
National Oilwell Varco	34,790	2,365
Noble Energy	46,430	4,382
Occidental Petroleum	38,500	3,607
Patriot Coal* (A)	49,600	420
Peabody Energy	5,500	182
Schlumberger	162,369	11,092
SEACOR Holdings*	5,900	525
Tesoro* (A)	123,700	2,890
Valero Energy	305,800	6,437
W&T Offshore (A)	36,607	776
Williams	7,200	238

		175,663

Financials — 12.8%
ACE	73,500	5,154
Aflac	44,400	1,921
Alexandria Real Estate Equities † (A)	1,000	69
Allstate	79,300	2,174
American Express	25,700	1,212
American Financial Group	62,047	2,289
American Tower, Cl A †	146,168	8,771
Ameriprise Financial	76,600	3,802
Annaly Capital Management †	58,200	929
Apartment Investment & Management, Cl A †	2,200	50
Assurant	110,000	4,517
Astoria Financial	7,700	65
AvalonBay Communities †	1,500	196
Bank of America	645,500	3,589
Bank of New York Mellon (A)	108,800	2,166
Berkshire Hathaway, Cl B*	75,900	5,791
BlackRock	5,200	927
Boston Properties † (A)	2,400	239
Brandywine Realty Trust †	67,500	641
BRE Properties, Cl A †	1,400	71
Camden Property Trust †	1,200	75
Capital One Financial (A)	284,470	12,030
CBL & Associates Properties † (A)	59,300	931
Charles Schwab (A)	443,762	4,997
Chubb	103,400	7,157
Citigroup	431,700	11,358
CME Group	27,600	6,725
CNA Financial	25,700	687
Comerica (A)	48,500	1,251
CommonWealth †	17,600	293
Digital Realty Trust † (A)	1,700	113
Discover Financial Services	261,900	6,286
Douglas Emmett †	2,600	47
Duke Realty †	5,300	64
Endurance Specialty Holdings	14,700	562
Equity Residential †	5,000	285
Essex Property Trust †	500	70
Everest Re Group	8,500	715

Description	Shares	Market Value ($ Thousands)

Federal Realty Investment
Trust †	1,000	$91
Fifth Third Bancorp	418,000	5,317
Fulton Financial	9,600	94
Goldman Sachs Group	21,500	1,944
Hartford Financial Services Group	112,700	1,831
HCC Insurance Holdings	13,800	379
HCP † (A)	6,500	269
Health Care † (A)	2,900	158
Hospitality Properties Trust †	92,200	2,119
Host Hotels & Resorts †	11,300	167
Huntington Bancshares	763,100	4,189
IntercontinentalExchange* (A)	68,450	8,252
Jones Lang LaSalle	4,800	294
JPMorgan Chase	666,150	22,150
Keycorp	947,000	7,283
Kimco Realty †	6,400	104
Liberty Property Trust †	1,800	56
Lincoln National (A)	155,100	3,012
Loews	20,500	772
Macerich †	2,200	111
Mack-Cali Realty †	1,800	48
MetLife	37,500	1,169
MFA Financial †	108,000	726
Morgan Stanley	58,200	881
NASDAQ OMX Group*	45,500	1,115
Plum Creek Timber † (A)	2,600	95
PNC Financial Services Group	154,000	8,881
Popular*	88,000	122
ProLogis †	9,600	275
Protective Life	25,800	582
Prudential Financial	49,800	2,496
Public Storage †	2,400	323
Rayonier †	2,100	94
Regency Centers † (A)	1,700	64
Regions Financial	319,400	1,374
Reinsurance Group of America, Cl A	26,900	1,405
Senior Housing Properties Trust †	28,600	642
Simon Property Group †	6,100	787
SL Green Realty †	1,400	93
State Street	58,800	2,370
Taubman Centers †	1,000	62
Torchmark	38,550	1,673
Travelers	126,800	7,503
UDR †	3,200	80
Unum Group	180,000	3,793
US Bancorp	195,500	5,288
Validus Holdings (A)	23,900	753
Ventas †	4,251	234
Vornado Realty Trust †	3,100	238
Weingarten Realty Investors †	2,500	55
Wells Fargo	652,600	17,986
Weyerhaeuser †	8,900	166

		218,184

Health Care — 12.7%
Abbott Laboratories	81,600	4,588
Aetna	155,600	6,565
Allergan	190,720	16,734

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

AmerisourceBergen	76,100	$2,830
Amgen	279,666	17,958
Becton Dickinson (A)	4,300	321
Biogen Idec*	6,900	759
Bristol-Myers Squibb	23,700	835
Cardinal Health	49,200	1,998
Celgene*	127,053	8,589
Chemed	3,470	178
Cigna	50,500	2,121
Community Health Systems* (A)	10,500	183
Covance* (A)	144,497	6,607
Coventry Health Care*	5,700	173
Covidien	66,500	2,993
DaVita*	95,237	7,220
Eli Lilly	97,700	4,060
Endo Pharmaceuticals Holdings*	31,100	1,074
Express Scripts* (A)	210,538	9,409
Forest Laboratories*	12,200	369
Gilead Sciences*	103,100	4,220
Health Net*	100,100	3,045
Hill-Rom Holdings	6,500	219
Humana	63,600	5,572
Idexx Laboratories* (A)	75,990	5,848
Intuitive Surgical*	16,178	7,491
Johnson & Johnson	235,170	15,423
McKesson	37,100	2,890
Medco Health Solutions*	10,600	593
Medtronic	59,200	2,264
Merck	391,800	14,771
Novo Nordisk ADR	59,950	6,910
Omnicare (A)	69,900	2,408
PDL BioPharma (A)	120,700	748
Perrigo (A)	47,500	4,622
Pfizer	1,242,950	26,897
UnitedHealth Group (A)	145,400	7,369
WellPoint	121,800	8,069
Zimmer Holdings	35,900	1,918

		216,841

Industrials — 8.6%
3M	8,100	662
ABB ADR	153,661	2,893
AGCO*	25,500	1,096
Alaska Air Group*	29,800	2,238
Alliant Techsystems (A)	8,049	460
Avery Dennison	36,100	1,035
Briggs & Stratton (A)	11,651	180
Caterpillar	46,300	4,195
CSX	79,900	1,683
Cummins	9,300	818
Danaher	146,720	6,902
Eaton	17,700	770
EMCOR Group	23,800	638
Exelis	31,700	287
Expeditors International of Washington	124,300	5,091
FedEx	22,000	1,837
Fluor	190,675	9,581
Foster Wheeler*	47,300	905
General Cable*	9,500	238

Description	Shares	Market Value ($ Thousands)

General Dynamics	51,100	$3,394
General Electric	1,159,260	20,762
Granite Construction	7,300	173
Harsco	13,200	272
Honeywell International	88,030	4,784
Huntington Ingalls Industries* (A)	5,416	169
Ingersoll-Rand	8,300	253
ITT	4,200	81
Kansas City Southern* (A)	40,300	2,741
KBR	138,300	3,855
L-3 Communications Holdings	54,700	3,647
Lockheed Martin (A)	65,800	5,323
Navistar International*	34,000	1,288
Norfolk Southern	34,000	2,477
Northrop Grumman (A)	126,400	7,392
Owens Corning*	8,500	244
Parker Hannifin	20,800	1,586
Precision Castparts	69,243	11,411
Raytheon	70,900	3,430
Roper Industries	85,447	7,423
RR Donnelley & Sons (A)	57,000	823
Ryder System	25,600	1,360
Southwest Airlines	28,300	242
Stericycle*	83,271	6,489
Thomas & Betts*	700	38
Timken	50,600	1,959
Tyco International	44,200	2,065
Union Pacific	77,750	8,237
United Technologies	18,000	1,316
URS*	48,990	1,721
US Airways Group* (A)	63,900	324
Waste Management (A)	21,500	703
Xylem	8,400	216

		147,707

Information Technology — 21.9%
Accenture, Cl A (A)	128,750	6,853
Activision Blizzard	268,100	3,303
Adobe Systems*	504,662	14,267
Altera	82,850	3,074
Amdocs*	23,500	670
Amphenol, Cl A	150,682	6,840
Ansys*	93,235	5,340
Apple*	106,894	43,292
Applied Materials	77,300	828
Autodesk*	228,136	6,919
Broadcom, Cl A	39,380	1,156
CA	49,700	1,005
Cisco Systems	716,800	12,960
Citrix Systems*	75,839	4,605
Cognizant Technology Solutions, Cl A*	87,630	5,636
Computer Sciences	39,300	931
Convergys* (A)	32,000	409
Corning	101,200	1,313
Dell*	188,600	2,759
DST Systems	14,217	647
EMC*	330,604	7,121
Genpact*	273,624	4,091
Google, Cl A*	53,626	34,637
Harris (A)	26,600	959

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Hewlett-Packard	178,100	$4,588
Ingram Micro, Cl A*	37,800	688
Intel	1,078,575	26,155
International Business Machines	59,298	10,904
Intuit	224,530	11,808
Juniper Networks*	59,830	1,221
Kla-Tencor (A)	22,000	1,062
Lam Research*	1,300	48
Lender Processing Services	20,900	315
Lexmark International, Cl A	30,800	1,018
Marvell Technology Group*	16,700	231
Mastercard, Cl A	67,087	25,011
Microchip Technology (A)	140,450	5,145
Microsoft	351,100	9,115
Molex (A)	5,000	119
Motorola Solutions	39,400	1,824
National Instruments	217,565	5,646
NetApp* (A)	219,273	7,953
Oracle	513,745	13,178
Polycom*	201,600	3,286
Qualcomm	520,025	28,445
SAIC*	61,500	756
Salesforce.com* (A)	52,032	5,279
SanDisk* (A)	18,200	896
Seagate Technology	55,100	904
Symantec*	139,400	2,182
TE Connectivity	33,800	1,041
Tech Data*	19,800	978
Teradata*	102,400	4,968
VeriSign (A)	280,300	10,012
Visa, Cl A	158,400	16,082
Vishay Intertechnology*	59,600	536
Western Digital*	75,500	2,337
Xerox	140,500	1,118

		374,464

Materials — 2.4%
Agrium	26,700	1,792
Air Products & Chemicals	28,650	2,441
Alcoa	56,600	490
Ashland	14,400	823
Cabot	17,300	556
CF Industries Holdings	15,200	2,204
Cliffs Natural Resources (A)	16,400	1,023
Commercial Metals	17,200	238
Dow Chemical	108,400	3,118
Eastman Chemical	85,800	3,351
Freeport-McMoRan Copper & Gold, Cl B	154,700	5,691
Huntsman	117,500	1,175
International Paper	68,700	2,033
Monsanto	77,930	5,460
Newmont Mining	6,900	414
Nucor (A)	6,400	253
PPG Industries	6,000	501
Rock-Tenn, Cl A	12,600	727
Sealed Air	19,100	329
Steel Dynamics	111,800	1,470
Syngenta ADR	104,400	6,153
Westlake Chemical (A)	4,300	173

		40,415

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 2.9%
AT&T	632,300	$19,121
Crown Castle International*	230,600	10,331
Telephone & Data Systems (A)	30,000	777
Verizon Communications (A)	504,343	20,234

		50,463

Utilities — 2.6%
AES*	117,200	1,388
Alliant Energy	63,700	2,810
Ameren	82,100	2,720
American Electric Power	162,400	6,709
Atmos Energy	21,600	720
Consolidated Edison (A)	14,900	924
Constellation Energy Group	40,700	1,614
DTE Energy	26,000	1,416
Edison International	62,500	2,587
Entergy	93,700	6,845
Exelon (A)	79,600	3,452
FirstEnergy	1,800	80
NV Energy	68,200	1,115
Portland General Electric	35,400	895
Public Service Enterprise Group	165,400	5,460
Sempra Energy	78,000	4,290
UGI	33,534	986

		44,011

Total Common Stock (Cost $1,567,811) ($ Thousands)		1,659,794

AFFILIATED PARTNERSHIP — 9.5%
SEI Liquidity Fund, L.P.
0.140%** †† (B)	162,389,706	162,390

Total Affiliated Partnership (Cost $162,390) ($ Thousands)		162,390

CASH EQUIVALENTS — 3.1%
DWS US Treasury Money Fund, 0.010%	1,553,880	1,554
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	50,929,728	50,930

Total Cash Equivalents (Cost $52,484) ($ Thousands)		52,484

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.050%, 09/20/12 (C) (D)	$2,823	2,821

Total U.S. Treasury Obligation (Cost $2,822) ($ Thousands)		2,821

Total Investments — 109.6% (Cost $1,785,507) ($ Thousands) ‡		$1,877,489

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2011

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	507	Mar-2012	$532
S&P Mid 400 Index E-MINI	50	Mar-2012	70

			$602

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $1,712,755 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $157,765 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $162,390 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,785,507 ($Thousands), and the unrealized appreciation and depreciation were $181,073 ($ Thousands) and ($89,091) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,659,794	$—	$—	$1,659,794
Affiliated Partnership	—	162,390	—	162,390
U.S. Treasury Obligation	—	2,821	—	2,821
Cash Equivalents	50,930	1,554	—	52,484

Total Investments in Securities	$1,710,724	$166,765	$—	$1,877,489

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$602	$—	$—	$602

Total Other Financial Instruments	$602	$—	$—	$602

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 8.3%
American Eagle Outfitters	119,900	$1,833
Apollo Group, Cl A*	74,800	4,029
Autoliv (A)	23,600	1,262
Bed Bath & Beyond*	35,000	2,029
Best Buy (A)	93,900	2,195
CBS, Cl B	274,900	7,461
Coach	64,500	3,937
Comcast, Cl A	260,300	6,151
Delta Air Lines*	189,600	1,534
Dillard’s, Cl A (A)	24,100	1,082
DIRECTV, Cl A*	86,200	3,686
Family Dollar Stores (A)	19,600	1,130
Ford Motor	441,000	4,745
GameStop, Cl A* (A)	51,200	1,236
Gannett	108,900	1,456
Gap (A)	117,700	2,183
Goodyear Tire & Rubber*	264,100	3,742
H&R Block	64,100	1,047
Home Depot	92,300	3,880
International Game Technology	122,700	2,110
Kohl’s	80,100	3,953
Lear	37,800	1,505
Lowe’s	245,300	6,226
Macy’s	92,000	2,961
McGraw-Hill	106,950	4,810
Newell Rubbermaid	282,185	4,558
RadioShack (A)	71,700	696
Staples	240,900	3,346
Target	72,400	3,708
Time Warner (A)	158,800	5,739
Time Warner Cable, Cl A	56,900	3,617
Viacom, Cl B	101,200	4,595
Walt Disney	127,900	4,796
Whirlpool (A)	20,300	963
Wyndham Worldwide	81,700	3,091

		111,292

Consumer Staples — 8.7%
Altria Group	66,300	1,966
Archer-Daniels-Midland	98,000	2,803
Campbell Soup (A)	156,100	5,189
Coca-Cola	85,350	5,972
Coca-Cola Enterprises	57,700	1,487
Colgate-Palmolive	55,050	5,086
Corn Products International	32,200	1,693
CVS Caremark	336,600	13,727
Energizer Holdings*	29,300	2,270
General Mills	37,100	1,499
Herbalife (A)	42,500	2,196
Kraft Foods, Cl A	119,850	4,478
Kroger	271,400	6,573
Lorillard	22,500	2,565
Molson Coors Brewing, Cl B	44,300	1,929
Philip Morris International	71,000	5,572
Procter & Gamble	293,200	19,559
Ralcorp Holdings*	28,300	2,420
Safeway (A)	209,400	4,406

Description	Shares	Market Value ($ Thousands)

Smithfield Foods*	80,300	$1,950
SUPERVALU (A)	111,437	905
Unilever	79,300	2,725
Walgreen	156,900	5,187
Wal-Mart Stores	239,910	14,337

		116,494

Energy — 12.2%
Anadarko Petroleum	17,700	1,351
Apache	80,450	7,287
Chevron	383,500	40,804
ConocoPhillips	302,000	22,007
Devon Energy	107,400	6,659
EXCO Resources (A)	141,600	1,480
Exxon Mobil	273,850	23,211
Halliburton	90,100	3,109
Hess	120,100	6,822
Marathon Oil	215,800	6,316
Marathon Petroleum	107,900	3,592
Murphy Oil	185,950	10,365
National Oilwell Varco	33,300	2,264
Occidental Petroleum	73,200	6,859
QEP Resources	46,000	1,348
Schlumberger	71,350	4,874
Tesoro*	254,400	5,943
Valero Energy	316,000	6,652
Weatherford International*	176,450	2,583

		163,526

Financials — 20.2%
ACE	73,700	5,168
Aflac	234,350	10,138
Allstate	118,500	3,248
American Express	173,450	8,182
American Financial Group	85,400	3,150
Ameriprise Financial	165,400	8,211
Annaly Capital Management †	70,600	1,127
Assurant	109,400	4,492
Bank of America	1,454,700	8,088
Bank of New York Mellon	80,300	1,599
Berkshire Hathaway, Cl B*	75,200	5,738
BlackRock	8,500	1,515
Capital One Financial (A)	77,300	3,269
CBL & Associates Properties † (A)	103,900	1,631
CBRE Group, Cl A*	249,900	3,803
Chubb	83,800	5,801
Citigroup	558,940	14,706
Discover Financial Services	244,800	5,875
Duke Realty †	105,100	1,267
Endurance Specialty Holdings	39,000	1,492
Everest Re Group	60,735	5,107
Fidelity National Financial, Cl A	276,881	4,411
Fifth Third Bancorp	740,300	9,417
Goldman Sachs Group	50,595	4,575
Hartford Financial Services Group	73,700	1,198
Hospitality Properties Trust †	128,100	2,944
Huntington Bancshares	945,200	5,189
Invesco	154,200	3,098
JPMorgan Chase	1,015,600	33,769
Keycorp	646,200	4,969
Lazard, Cl A	164,244	4,288

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Lincoln National	141,800	$2,754
MetLife	162,800	5,076
Morgan Stanley	136,300	2,062
PNC Financial Services Group	250,200	14,429
ProAssurance	21,300	1,700
Prudential Financial	133,200	6,676
Regions Financial	801,300	3,446
Reinsurance Group of America, Cl A	31,300	1,635
Senior Housing Properties Trust †	58,200	1,306
State Street	69,200	2,789
Travelers	83,900	4,964
Unum Group	190,000	4,003
US Bancorp	247,700	6,700
Wells Fargo	1,148,200	31,644
Weyerhaeuser †	278,650	5,202

		271,851

Health Care — 14.4%
Abbott Laboratories	28,700	1,614
Aetna	252,600	10,657
AmerisourceBergen	84,100	3,128
Amgen	206,600	13,266
Baxter International	51,100	2,529
Cardinal Health	55,100	2,238
Cigna	87,300	3,666
Coventry Health Care*	71,500	2,171
Covidien	57,700	2,597
Eli Lilly	105,100	4,368
Endo Pharmaceuticals Holdings*	38,700	1,336
Express Scripts* (A)	44,600	1,993
Forest Laboratories*	124,450	3,766
Gilead Sciences*	158,900	6,503
Health Net*	97,200	2,957
Humana	64,100	5,616
Johnson & Johnson	271,750	17,821
McKesson	22,000	1,714
Medtronic	37,900	1,450
Merck	594,200	22,401
Myriad Genetics*	121,300	2,540
Pfizer	2,086,100	45,143
St. Jude Medical	101,200	3,471
UnitedHealth Group	217,300	11,013
Warner Chilcott, Cl A*	177,500	2,686
WellPoint	214,500	14,211
Zimmer Holdings	46,600	2,489

		193,344

Industrials — 9.2%
AGCO*	37,400	1,607
Boeing	56,350	4,133
Cintas	35,500	1,236
Dover (A)	46,900	2,723
Dun & Bradstreet	20,800	1,556
EMCOR Group	57,300	1,536
Emerson Electric	79,100	3,685
Exelis	108,250	980
General Dynamics	102,900	6,834
General Electric	1,902,200	34,068
Honeywell International	31,500	1,712
Huntington Ingalls Industries*	10,016	313

Description	Shares	Market Value ($ Thousands)

Illinois Tool Works	72,500	$3,386
Ingersoll-Rand	160,420	4,888
ITT	54,125	1,046
KBR	160,800	4,482
L-3 Communications Holdings	53,500	3,567
Lockheed Martin (A)	65,900	5,331
Navistar International*	31,800	1,205
Norfolk Southern	38,000	2,769
Northrop Grumman (A)	211,500	12,369
Parker Hannifin	17,500	1,334
Raytheon	117,500	5,685
RR Donnelley & Sons (A)	107,300	1,548
Ryder System	35,800	1,902
Teleflex	64,200	3,935
Timken	60,500	2,342
Tyco International	53,662	2,507
Union Pacific	27,200	2,882
Xylem	108,250	2,781

		124,342

Information Technology — 11.7%
Activision Blizzard	391,300	4,821
Adobe Systems*	157,950	4,465
Amdocs*	57,500	1,640
Apple*	4,500	1,823
Automatic Data Processing	87,650	4,734
BMC Software*	44,000	1,442
CA	78,000	1,577
Cisco Systems	1,246,650	22,539
Computer Sciences	48,900	1,159
Corning	366,600	4,759
Dell*	149,100	2,181
Fairchild Semiconductor International*	78,700	947
Google, Cl A*	7,525	4,861
Harris (A)	42,100	1,517
Hewlett-Packard	264,900	6,824
Hitachi ADR	83,256	4,341
Ingram Micro, Cl A*	105,100	1,912
Intel	1,360,750	32,998
LSI Logic*	611,900	3,641
Mastercard, Cl A	10,650	3,971
Microsoft	699,550	18,160
Oracle	69,300	1,778
Seagate Technology	95,200	1,561
Symantec*	204,900	3,207
TE Connectivity	102,800	3,167
Tech Data*	59,900	2,960
Texas Instruments	64,400	1,875
Total System Services	242,450	4,742
Visa, Cl A	24,500	2,487
Vishay Intertechnology* (A)	103,400	929
Western Digital*	41,200	1,275
Xerox	309,100	2,461

		156,754

Materials — 4.8%
Agrium	18,000	1,208
Alpha Natural Resources*	72,900	1,489
BHP Billiton ADR (A)	35,148	2,483
CF Industries Holdings	8,600	1,247
Domtar	15,100	1,207
Dow Chemical	246,800	7,098

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

E.I. Du Pont de Nemours	100,300	$4,592
Eastman Chemical	103,400	4,039
Ferro*	319,100	1,560
Freeport-McMoRan Copper & Gold, Cl B	203,000	7,468
Huntsman	121,500	1,215
International Paper	90,500	2,679
Newmont Mining	178,400	10,706
Owens-Illinois*	373,850	7,245
Potash Corp of Saskatchewan	34,800	1,436
Rock-Tenn, Cl A	17,600	1,016
Sealed Air	136,982	2,357
Vulcan Materials (A)	47,050	1,852
WR Grace*	82,950	3,809

		64,706

Telecommunication Services — 3.3%
AT&T	980,400	29,647
Telephone & Data Systems (A)	66,700	1,727
Verizon Communications	311,400	12,494

		43,868

Utilities — 4.4%
Alliant Energy	20,300	895
Ameren	124,600	4,128
American Electric Power	220,400	9,105
CMS Energy (A)	95,000	2,098
DTE Energy	54,600	2,973
Edison International	99,600	4,123
Entergy (A)	135,600	9,907
Exelon (A)	129,700	5,625
NextEra Energy	70,050	4,265
PG&E	105,200	4,336
Pinnacle West Capital	42,300	2,038
PPL	45,900	1,350
Public Service Enterprise Group	146,200	4,826
Sempra Energy	65,900	3,625

		59,294

Total Common Stock (Cost $1,287,206) ($ Thousands)		1,305,471

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.
0.140%** †† (B)	51,438,654	46,640

Total Affiliated Partnership (Cost $51,439) ($ Thousands)		46,640

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Shares	48,800	7,417

Total Exchange Traded Fund (Cost $7,136) ($ Thousands)		7,417

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	37,617,225	$37,617

Total Cash Equivalent (Cost $37,617) ($ Thousands)		37,617

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.050%, 09/20/12	$1,645	1,644

Total U.S. Treasury Obligation (Cost $1,644) ($ Thousands)		1,644

Total Investments — 104.1% (Cost $1,385,042) ($ Thousands) ‡		$1,398,789

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2011

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	17	Mar-2012	$7
S&P 500 Index EMINI	210	Mar-2012	218

			$225

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,343,675 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $49,931 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $46,640 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,385,042 ($ Thousands), and the unrealized appreciation and depreciation were $179,750 ($ Thousands) and ($166,003) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,305,471	$—	$—	$1,305,471
Affiliated Partnership	—	46,640	—	46,640
Exchange Traded Fund	7,417	—	—	7,417
U.S. Treasury Obligation	—	1,644	—	1,644
Cash Equivalent	37,617	—	—	37,617

Total Investments in Securities	$1,350,505	$48,284	$—	$1,398,789

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$225	$—	$—	$225

Total Other Financial Instruments	$225	$—	$—	$225

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 16.2%
Aaron’s	4,600	$123
Abercrombie & Fitch, Cl A (A)	40,300	1,968
Amazon.com*	18,700	3,237
Apollo Group, Cl A*	358,900	19,334
Autonation* (A)	10,900	402
Autozone*	12,369	4,019
Bed Bath & Beyond*	3,400	197
CBS, Cl B	40,300	1,094
Charter Communications, Cl A*	26,300	1,497
Chipotle Mexican Grill, Cl A* (A)	20,400	6,890
Coach	284,725	17,380
Comcast, Cl A	26,700	633
Ctrip.com International ADR* (A)	258,400	6,047
Deckers Outdoor*	6,700	506
DIRECTV, Cl A*	214,000	9,151
DISH Network, Cl A	40,000	1,139
Dollar General*	15,900	654
Dollar Tree*	76,200	6,333
Expedia (A)	29,500	856
Fossil*	210,232	16,684
Genuine Parts	3,700	226
Goodyear Tire & Rubber*	16,800	238
H&R Block	42,700	697
Hanesbrands*	31,700	693
John Wiley & Sons, Cl A	15,100	670
Limited Brands (A)	153,700	6,202
LKQ*	9,900	298
Lowe’s	469,700	11,921
Macy’s	19,200	618
Mattel	8,200	227
McDonald’s	105,000	10,535
McGraw-Hill	93,500	4,205
NetFlix* (A)	33,900	2,349
Nike, Cl B	139,950	13,487
Nordstrom	11,700	582
O’Reilly Automotive*	24,100	1,927
Polaris Industries (A)	45,600	2,553
priceline.com* (A)	41,025	19,188
Ralph Lauren, Cl A	4,200	580
Ross Stores	59,500	2,828
Sally Beauty Holdings*	40,300	851
Staples	742,800	10,317
Starbucks	6,900	317
Tempur-Pedic International* (A)	53,800	2,826
Tiffany	57,300	3,797
Time Warner Cable, Cl A	49,200	3,128
TJX	21,700	1,401
Tractor Supply (A)	47,900	3,360
TripAdvisor*	29,500	744
Tupperware Brands	46,600	2,608
Ulta Salon Cosmetics & Fragrance*	30,400	1,974
Under Armour, Cl A* (A)	10,100	725
Viacom, Cl B	115,000	5,222

Description	Shares	Market Value ($ Thousands)

Weight Watchers International (A)	2,500	$138
Wynn Resorts (A)	51,000	5,635
Yum! Brands	20,200	1,192

		222,403

Consumer Staples — 8.7%
Altria Group	548,297	16,257
Brown-Forman, Cl B	2,600	209
Church & Dwight (A)	65,900	3,016
Coca-Cola	51,762	3,622
Coca-Cola Enterprises	149,500	3,854
Colgate-Palmolive	20,500	1,894
ConAgra Foods	35,400	934
Corn Products International	12,000	631
Costco Wholesale	272,194	22,679
Estee Lauder, Cl A	16,800	1,887
Flowers Foods (A)	81,700	1,551
Green Mountain Coffee Roasters* (A)	82,700	3,709
Hansen Natural*	51,500	4,745
Herbalife (A)	84,200	4,351
Hershey	15,900	982
HJ Heinz (A)	44,000	2,378
Hormel Foods	56,700	1,661
Kellogg	10,300	521
Kimberly-Clark	1,400	103
Kroger	8,600	208
Mead Johnson Nutrition, Cl A	164,970	11,338
Philip Morris International	186,497	14,636
Reynolds American	66,100	2,738
Sara Lee	225,000	4,257
Walgreen	337,100	11,145
Whole Foods Market	4,700	327

		119,633

Energy — 10.6%
Atwood Oceanics*	2,900	115
Baker Hughes	15,900	773
Cabot Oil & Gas	69,800	5,298
Canadian Natural Resources	348,288	13,016
CARBO Ceramics (A)	11,500	1,418
Chevron	47,100	5,012
Core Laboratories (A)	125,724	14,326
Dresser-Rand Group*	2,500	125
El Paso	610,700	16,226
EOG Resources	229,500	22,608
EQT	30,800	1,688
Exxon Mobil	231,100	19,588
FMC Technologies* (A)	301,226	15,733
Halliburton	81,800	2,823
HollyFrontier	185,360	4,337
Kinder Morgan (A)	7,900	254
Oil States International*	10,000	764
Patterson-UTI Energy	8,100	162
QEP Resources	4,700	138
Range Resources	49,000	3,035
SandRidge Energy* (A)	18,300	149
Schlumberger	250,109	17,085
SM Energy (A)	20,400	1,491
Southwestern Energy*	3,800	121

		146,285

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Financials — 4.8%
American Express	54,900	$2,589
Boston Properties † (A)	56,900	5,667
Camden Property Trust †	35,700	2,222
CBRE Group, Cl A*	8,400	128
Charles Schwab (A)	904,306	10,182
CME Group	53,950	13,146
Digital Realty Trust † (A)	27,600	1,840
Discover Financial Services	34,500	828
Equity Residential †	14,300	816
Erie Indemnity, Cl A	800	62
Essex Property Trust †	13,900	1,953
Federal Realty Investment Trust †	6,900	626
Franklin Resources	9,500	913
IntercontinentalExchange* (A)	132,350	15,955
Macerich †	3,500	177
Moody’s (A)	114,100	3,843
Public Storage †	14,600	1,963
Rayonier †	42,450	1,895
Simon Property Group †	13,400	1,728
UDR †	5,900	148

		66,681

Health Care — 14.0%
Abbott Laboratories	41,700	2,345
Alexion Pharmaceuticals* (A)	96,200	6,878
Allergan	267,400	23,462
AMERIGROUP*	13,300	786
AmerisourceBergen	154,400	5,742
Baxter International	51,000	2,523
Becton Dickinson	8,100	605
Biogen Idec*	77,300	8,507
BioMarin Pharmaceuticals*	21,600	742
C.R. Bard	50,500	4,318
Cardinal Health	82,400	3,346
CareFusion*	1,200	31
Celgene*	19,200	1,298
Cerner*	69,800	4,275
Cooper	7,700	543
Covance* (A)	257,279	11,763
Covidien	33,400	1,503
DaVita*	192,968	14,629
Eli Lilly	27,200	1,130
Express Scripts* (A)	429,947	19,214
HCA Holdings*	5,200	115
Henry Schein*	5,700	367
Idexx Laboratories* (A)	153,969	11,849
Illumina* (A)	34,900	1,064
Intuitive Surgical* (A)	35,560	16,465
Johnson & Johnson	6,600	433
Laboratory Corp of America Holdings*	15,900	1,367
McKesson	18,000	1,403
Mednax*	5,100	367
Mylan Laboratories*	3,800	82
Novo Nordisk ADR	118,432	13,650
Perrigo (A)	129,750	12,625
Pharmasset*	39,600	5,077
Regeneron Pharmaceuticals* (A)	45,400	2,516
SXC Health Solutions*	32,800	1,853

Description	Shares	Market Value ($ Thousands)

Techne	19,200	$1,310
Thoratec*	22,900	769
Vertex Pharmaceuticals*	45,700	1,518
Watson Pharmaceuticals*	92,300	5,569

		192,039

Industrials — 7.8%
ABB ADR	322,311	6,069
BE Aerospace*	3,100	120
C.H. Robinson Worldwide	32,000	2,233
Caterpillar	136,100	12,331
Copa Holdings, Cl A	13,900	816
Copart*	27,500	1,317
CSX	22,400	472
Danaher	300,493	14,135
Donaldson	2,200	150
Expeditors International of Washington	241,200	9,879
Fastenal (A)	36,100	1,574
Fluor	311,777	15,667
Gardner Denver	7,000	539
Graco	22,800	932
Kansas City Southern* (A)	24,500	1,666
Landstar System	3,400	163
Lockheed Martin (A)	4,600	372
Nielsen Holdings*	4,800	143
Polypore International* (A)	1,900	84
Precision Castparts	16,000	2,636
Rockwell Automation	1,500	110
Roper Industries (A)	173,131	15,040
Stericycle*	187,022	14,573
TransDigm Group*	34,800	3,330
Union Pacific	100	10
Waste Connections	59,700	1,978
WW Grainger	4,100	768

		107,107

Information Technology — 31.6% ‡
Accenture, Cl A	273,822	14,576
Adobe Systems*	416,700	11,780
Alliance Data Systems* (A)	37,700	3,915
Altera	14,600	541
Amphenol, Cl A	309,467	14,047
Ansys*	190,906	10,935
Apple*	168,552	68,264
Ariba*	2,900	82
Automatic Data Processing	70,900	3,829
Cadence Design Systems*	48,600	505
Citrix Systems*	157,311	9,552
Cognizant Technology Solutions, Cl A*	181,201	11,653
Electronic Arts*	91,300	1,881
Fortinet* (A)	400	9
Gartner*	700	24
Genpact*	605,009	9,045
Google, Cl A*	76,716	49,551
Informatica*	55,700	2,057
International Business Machines	42,074	7,737
Intuit	331,900	17,455
IPG Photonics*	18,000	610
Iron Mountain (A)	159,200	4,903
Mastercard, Cl A	118,875	44,319

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Microchip Technology (A)	8,700	$319
Microsoft	136,058	3,532
National Instruments	440,825	11,439
NetApp* (A)	347,434	12,601
NeuStar, Cl A*	5,800	198
Nuance Communications*	26,400	664
Polycom*	417,500	6,805
Qualcomm	727,322	39,785
Rackspace Hosting* (A)	14,000	602
Salesforce.com* (A)	106,031	10,758
Solera Holdings	2,500	111
Teradata*	310,200	15,048
TIBCO Software*	37,400	894
VeriSign	545,500	19,485
Visa, Cl A	249,950	25,377
VMware, Cl A*	4,600	383

		435,271

Materials — 2.0%
Allied Nevada Gold*	23,100	699
Ball	21,300	761
Carpenter Technology	13,900	716
Celanese, Ser A	60,300	2,669
CF Industries Holdings	14,800	2,146
Crown Holdings*	38,800	1,303
E.I. Du Pont de Nemours	2,300	105
Ecolab	2,200	127
Freeport-McMoRan Copper & Gold, Cl B	1,100	40
International Flavors & Fragrances	10,700	561
LyondellBasell Industries, Cl A	1,900	62
Molycorp* (A)	20,100	482
Monsanto	12,500	876
Praxair	11,700	1,251
Rockwood Holdings*	12,300	484
Royal Gold	39,400	2,657
Sigma-Aldrich	2,100	131
Syngenta ADR	207,296	12,218
WR Grace*	11,800	542

		27,830

Telecommunication Services — 1.5%
Crown Castle International*	449,400	20,133
Level 3 Communications*	4,800	82
MetroPCS Communications*	28,700	249

		20,464

Utilities — 0.3%
ITC Holdings (A)	40,000	3,035
Oneok	5,600	486

		3,521

Total Common Stock (Cost $1,240,110) ($ Thousands)		1,341,234

AFFILIATED PARTNERSHIP — 12.7%
SEI Liquidity Fund, L.P.
0.140%** †† (B)	179,519,669	175,421

Total Affiliated Partnership (Cost $179,520) ($ Thousands)		175,421

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 2.9%
DWS US Treasury Money Fund, 0.010%	3,174,368	$3,174
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	36,357,826	36,358

Total Cash Equivalents (Cost $39,532) ($ Thousands)		39,532

U.S. TREASURY OBLIGATIONS (C) — 0.2%
U.S. Treasury Bills
0.050%, 09/20/12 (D)	$1,539	1,538
0.032%, 06/28/12 (D)	45	45
0.003%, 07/26/12	803	803

Total U.S. Treasury Obligations (Cost $2,386) ($ Thousands)		2,386

Total Investments — 113.2% (Cost $1,461,548) ($ Thousands) ‡‡		$1,558,573

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2011

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	31	Mar-2012	$22
S&P 500 Index EMINI	435	Mar-2012	489

			$511

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,376,709 ($Thousands).

‡	NarrowIndustries are utilized for compliance purposes, whereas broad sect ors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $174,008 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $175,421 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,461,548 ($Thousands), and the unrealized appreciation and depreciation were $162,604 ($ Thousands) and ($65,579)($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,341,234	$—	$—	$1,341,234
Affiliated Partnership	—	175,421	—	175,421
U.S. Treasury Obligations	—	2,386	—	2,386
Cash Equivalents	36,358	3,174	—	39,532

Total Investments in Securities	$1,377,592	$180,981	$—	$1,558,573

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$511	$—	$—	$511

Total Other Financial Instruments	$511	$—	$—	$511

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 14.5%
Amazon.com*	5,145	$891
AMC Networks, Cl A*	1,675	63
American Eagle Outfitters	50,593	774
Apollo Group, Cl A* (A)	253,391	13,650
Autoliv (A)	22,650	1,211
Bed Bath & Beyond*	161,314	9,351
Best Buy (A)	141,469	3,306
Big Lots*	1,557	59
BorgWarner* (A)	10,572	674
Brinker International	3,400	91
Cablevision Systems, Cl A	6,700	95
Carmax* (A)	1,883	57
Carnival	9,000	294
CBS, Cl B	477,459	12,958
Chico’s FAS	4,700	52
Clear Channel Outdoor Holdings, Cl A*	5,800	73
Coach	297,466	18,157
Comcast, Cl A	109,363	2,593
Ctrip.com International ADR* (A)	130,883	3,063
Darden Restaurants (A)	3,127	142
DeVry	1,021	39
Dick’s Sporting Goods	3,700	137
Dillard’s, Cl A (A)	19,500	875
DIRECTV, Cl A*	129,253	5,527
Discovery Communications, Cl A* (A)	62,104	2,544
DISH Network, Cl A	15,063	429
Dollar Tree*	1,243	103
DR Horton (A)	6,500	82
DreamWorks Animation SKG, Cl A* (A)	16,934	281
Family Dollar Stores (A)	16,701	963
Federal Mogul, Cl A*	5,500	81
Foot Locker	30,000	715
Ford Motor	164,847	1,774
Fossil*	74,724	5,930
GameStop, Cl A* (A)	44,722	1,079
Gannett (A)	33,906	453
Gap (A)	169,219	3,139
Garmin (A)	2,100	84
Gentex	5,500	163
Genuine Parts	2,400	147
Goodyear Tire & Rubber*	135,187	1,915
Groupon* (A)	50,000	1,031
Guess?	10,866	324
H&R Block	50,000	817
Harley-Davidson	201,232	7,822
Harman International Industries	20,969	798
Hasbro	2,795	89
Home Depot	107,610	4,524
Interpublic Group	13,000	127
ITT Educational Services* (A)	26,423	1,503
J.C. Penney (A)	4,030	142
Jarden	4,100	122
Johnson Controls	263,264	8,230
Kohl’s	49,768	2,456

Description	Shares	Market Value ($ Thousands)

Lamar Advertising, Cl A* (A)	7,300	$201
Las Vegas Sands*	13,594	581
Leggett & Platt	9,000	207
Lennar, Cl A (A)	5,100	100
Liberty Global, Cl A*	14,200	583
Liberty Interactive, Cl A*	6,450	104
Liberty Media - Liberty Capital, Cl A	2,934	229
Limited Brands	11,490	464
Lowe’s	673,441	17,092
Macy’s	240,109	7,727
Madison Square Garden, Cl A*	1,675	48
Marriott International, Cl A	7,099	207
Marriott Vacations Worldwide*	710	12
McDonald’s	87,932	8,822
McGraw-Hill	5,300	238
Mohawk Industries*	2,829	169
News, Cl A	181,336	3,235
Nike, Cl B	159,934	15,413
Nordstrom	157,815	7,845
NVR*	100	69
Omnicom Group	29,232	1,303
O’Reilly Automotive*	6,600	528
PetSmart	1,608	83
Polaris Industries	600	34
priceline.com* (A)	18,222	8,523
PulteGroup* (A)	62,370	394
RadioShack (A)	26,247	255
Ralph Lauren, Cl A	18,063	2,494
Ross Stores	3,142	149
Royal Caribbean Cruises	3,900	97
Sears Holdings* (A)	900	29
Service International	61,358	654
Sirius XM Radio* (A)	19,560	36
Staples (A)	397,863	5,526
Starbucks	14,314	659
Starwood Hotels & Resorts Worldwide	11,155	535
Target	246,633	12,632
Tempur-Pedic International* (A)	9,900	520
Thomson Reuters	30,815	822
Tiffany	1,800	119
Time Warner	48,991	1,771
Time Warner Cable, Cl A	149,738	9,519
TJX	2,477	160
Urban Outfitters*	763	21
VF	4,711	598
Viacom, Cl B	10,400	472
Virgin Media (A)	12,500	267
Walt Disney (A)	54,907	2,059
Warnaco Group*	3,194	160
Washington Post, Cl B (A)	1,797	677
Whirlpool (A)	20,571	976
Wyndham Worldwide	68,000	2,572

		239,989

Consumer Staples — 9.1%
Altria Group	118,890	3,525
Anheuser-Busch InBev ADR (A)	95,857	5,846

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Archer-Daniels-Midland	86,058	$2,461
Beam	1,837	94
Brown-Forman, Cl B	1,500	121
Bunge (A)	1,500	86
Campbell Soup (A)	21,043	699
Clorox	2,769	184
Coca-Cola	111,251	7,784
Coca-Cola Enterprises	26,000	670
Colgate-Palmolive	5,620	519
ConAgra Foods	95,828	2,530
Constellation Brands, Cl A*	10,975	227
Corn Products International	30,800	1,620
Costco Wholesale	224,489	18,704
CVS Caremark	171,204	6,982
Dr Pepper Snapple Group (A)	25,908	1,023
Energizer Holdings*	1,628	126
Estee Lauder, Cl A	41,720	4,686
General Mills	5,168	209
Green Mountain Coffee Roasters* (A)	1,251	56
Herbalife	33,200	1,715
Hershey	1,160	72
Hormel Foods	4,000	117
Kellogg	3,608	182
Kimberly-Clark	23,673	1,742
Kraft Foods, Cl A	55,929	2,090
Kroger	205,356	4,974
Lorillard	28,645	3,266
McCormick	2,100	106
Mead Johnson Nutrition, Cl A	182,562	12,547
PepsiCo	25,011	1,660
Philip Morris International	190,977	14,988
Procter & Gamble	221,389	14,769
Reynolds American	34,600	1,433
Safeway (A)	91,402	1,923
Sara Lee	12,100	229
Smithfield Foods* (A)	84,747	2,058
SUPERVALU (A)	91,393	742
SYSCO	16,919	496
Tyson Foods, Cl A	104,200	2,151
Walgreen	240,752	7,959
Wal-Mart Stores	123,707	7,393
Whole Foods Market (A)	143,273	9,969

		150,733

Energy — 10.2%
Apache	18,008	1,631
Baker Hughes	2,758	134
Cameron International*	613	30
Canadian Natural Resources	136,955	5,118
Chesapeake Energy	4,174	93
Chevron	245,206	26,090
Cimarex Energy	5,845	362
Concho Resources*	900	84
ConocoPhillips	342,057	24,926
Core Laboratories (A)	49,982	5,695
Devon Energy	40,236	2,495
El Paso	208,109	5,529
Energen	750	37
EOG Resources	120,560	11,876
EQT	2,100	115
EXCO Resources (A)	3,100	32

Description	Shares	Market Value ($ Thousands)

Exxon Mobil	275,947	$23,389
FMC Technologies* (A)	139,460	7,284
Halliburton	141,288	4,876
Helix Energy Solutions Group*	17,192	272
Helmerich & Payne (A)	9,295	542
Hess	49,889	2,834
HollyFrontier	3,400	80
Marathon Oil	199,120	5,828
Marathon Petroleum	66,967	2,229
Murphy Oil	96,994	5,406
National Oilwell Varco	20,732	1,410
Newfield Exploration*	2,500	94
Noble Energy	31,843	3,006
Occidental Petroleum	31,980	2,997
Oceaneering International	7,800	360
Oil States International*	3,100	237
Patriot Coal* (A)	29,289	248
Patterson-UTI Energy	20,184	403
Peabody Energy	5,300	176
Pioneer Natural Resources	4,944	442
Plains Exploration & Production*	2,500	92
QEP Resources	3,500	103
Range Resources	11,082	686
RPC (A)	4,300	79
Schlumberger	143,126	9,777
SEACOR Holdings*	1,200	107
SM Energy	1,000	73
Spectra Energy	20,995	646
Sunoco	1,900	78
Teekay Shipping (A)	3,100	83
Tesoro*	117,403	2,743
Tidewater	1,850	91
Unit*	15,200	705
Valero Energy	305,224	6,425
W&T Offshore (A)	43,062	913
Whiting Petroleum*	3,400	159
Williams	29,629	978

		170,098

Financials — 13.0%
ACE	70,425	4,938
Affiliated Managers Group*	1,000	96
Aflac	20,890	904
Allied World Assurance Holdings	8,859	558
Allstate	84,190	2,308
American Express	50,011	2,359
American Financial Group	70,055	2,584
American Tower, Cl A †	129,948	7,798
Ameriprise Financial	66,993	3,326
Annaly Capital Management †	25,840	412
Aon	4,050	190
Apartment Investment & Management, Cl A †	8,615	197
Arthur J. Gallagher	12,424	415
Assurant	119,922	4,924
Astoria Financial	51,342	436
AvalonBay Communities †	1,900	248
Axis Capital Holdings	15,688	501
Bank of America	680,626	3,784
Bank of Hawaii	3,716	165

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Bank of New York Mellon	16,638	$331
BB&T (A)	11,249	283
Berkshire Hathaway, Cl B*	78,664	6,002
BlackRock	4,902	874
Boston Properties † (A)	4,827	481
Brandywine Realty Trust †	101,137	961
BRE Properties, Cl A †	2,200	111
Camden Property Trust †	2,200	137
Capital One Financial (A)	267,710	11,321
CBL & Associates Properties † (A)	28,663	450
CBRE Group, Cl A*	2,800	42
Charles Schwab	386,436	4,351
Chimera Investment †	142,496	358
Chubb (A)	101,164	7,003
Cincinnati Financial (A)	3,700	113
Citigroup	406,213	10,688
City National (A)	13,462	595
CME Group	27,892	6,796
Comerica	4,600	119
Commerce Bancshares	7,568	289
Cullen/Frost Bankers	11,247	595
Digital Realty Trust †	1,300	87
Discover Financial Services	238,155	5,716
Duke Realty †	21,100	254
E*Trade Financial*	7,000	56
Equity Residential †	4,687	267
Erie Indemnity, Cl A	1,400	109
Everest Re Group	4,888	411
Federal Realty Investment Trust †	800	73
Fidelity National Financial, Cl A	5,399	86
Fifth Third Bancorp	357,498	4,547
First Citizens BancShares, Cl A	600	105
First Horizon National (A)	60,538	484
First Niagara Financial Group	4,000	35
First Republic Bank*	16,377	501
Forest City Enterprises, Cl A* (A)	9,800	116
Franklin Resources	3,796	365
Fulton Financial	55,295	542
Genworth Financial, Cl A*	3,086	20
Goldman Sachs Group	31,962	2,890
Green Dot, Cl A* (A)	9,089	284
Hanover Insurance Group	12,514	437
Hartford Financial Services Group	158,148	2,570
HCC Insurance Holdings	1,500	41
Hospitality Properties Trust †	90,014	2,069
Howard Hughes*	295	13
Huntington Bancshares	748,731	4,111
Interactive Brokers Group, Cl A	25,538	382
IntercontinentalExchange* (A)	68,122	8,212
Invesco	6,000	121
Jefferies Group (A)	7,900	109
Jones Lang LaSalle	5,191	318
JPMorgan Chase	625,191	20,788
Kemper	4,900	143
Keycorp	865,557	6,656

Description	Shares	Market Value ($ Thousands)

Kimco Realty †	3,600	$59
Legg Mason	2,100	50
Liberty Property Trust †	1,900	59
Lincoln National (A)	143,461	2,786
Loews	31,932	1,202
M&T Bank	8,966	684
Macerich †	5,647	286
Mack-Cali Realty †	13,605	363
Marsh & McLennan	9,266	293
Mercury General	1,700	78
MetLife	43,337	1,351
Moody’s (A)	3,838	129
Morgan Stanley	91,467	1,384
New York Community Bancorp (A)	44,629	552
Northern Trust	1,366	54
NYSE Euronext	4,300	112
Old Republic International	5,100	47
PartnerRe	8,687	558
People’s United Financial	48,079	618
Plum Creek Timber † (A)	10,213	373
PNC Financial Services Group	130,485	7,525
Popular*	257,217	358
Principal Financial Group	8,000	197
Progressive	10,982	214
ProLogis †	5,906	169
Protective Life	26,984	609
Prudential Financial	49,100	2,461
Public Storage †	4,106	552
Raymond James Financial (A)	12,428	385
Rayonier †	6,900	308
Regions Financial	476,088	2,047
Reinsurance Group of America, Cl A	21,100	1,102
Simon Property Group †	7,748	999
SLM	7,400	99
StanCorp Financial Group (A)	1,500	55
State Street	66,347	2,674
SunTrust Banks	26,282	465
T. Rowe Price Group	5,500	313
TD Ameritrade Holding	4,350	68
TFS Financial* (A)	6,058	54
Torchmark (A)	16,500	716
Transatlantic Holdings	1,400	77
Travelers	118,288	6,999
Unum Group	119,968	2,528
US Bancorp	133,779	3,619
Validus Holdings (A)	46,282	1,458
Ventas † (A)	3,400	187
Waddell & Reed Financial, Cl A	2,800	69
Washington Federal	27,066	379
Weingarten Realty Investors † (A)	4,600	100
Wells Fargo	594,072	16,373
Weyerhaeuser †	26,849	501
XL Group, Cl A	12,400	245

		215,904

Health Care — 12.7%
Abbott Laboratories	95,843	5,389
Aetna	126,957	5,356

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Agilent Technologies*	5,250	$183
Alere*	1,700	39
Allergan	185,375	16,265
AmerisourceBergen	78,228	2,909
Amgen (A)	246,882	15,852
Amylin Pharmaceuticals* (A)	6,365	72
Baxter International	13,350	661
Becton Dickinson	11,011	823
Biogen Idec*	12,525	1,378
Boston Scientific*	36,600	195
Bristol-Myers Squibb	50,442	1,778
Bruker BioSciences*	8,200	102
C.R. Bard	3,700	316
Cardinal Health	42,500	1,726
CareFusion*	4,200	107
Celgene*	120,440	8,142
Cerner*	2,200	135
Charles River Laboratories International*	1,600	44
Cigna	34,340	1,442
Community Health Systems*	1,600	28
Cooper	2,100	148
Covance*	116,514	5,327
Coventry Health Care*	25,231	766
Covidien	43,180	1,943
DaVita*	90,444	6,857
Dentsply International	9,649	338
Edwards Lifesciences*	1,400	99
Eli Lilly	86,200	3,582
Endo Pharmaceuticals Holdings*	43,600	1,505
Express Scripts* (A)	199,486	8,915
Forest Laboratories*	14,194	430
Gilead Sciences*	92,497	3,786
Health Net*	63,993	1,947
Henry Schein*	1,000	64
Hologic*	10,100	177
Hospira*	12,995	395
Humana	64,840	5,681
Idexx Laboratories* (A)	61,178	4,708
Intuitive Surgical*	15,639	7,241
Johnson & Johnson	245,596	16,106
Laboratory Corp of America Holdings*	1,250	108
Life Technologies*	3,691	144
McKesson	25,130	1,958
Medco Health Solutions*	13,673	764
Mednax*	1,500	108
Medtronic	69,641	2,664
Merck	368,556	13,895
Mettler Toledo International*	2,150	317
Mylan Laboratories*	7,475	160
Novo Nordisk ADR (A)	64,021	7,379
Omnicare (A)	82,971	2,858
Patterson	2,100	62
PDL BioPharma	143,974	893
PerkinElmer	5,950	119
Perrigo (A)	48,146	4,685
Pfizer	972,742	21,050
Quest Diagnostics	7,672	446
St. Jude Medical	2,921	100
SXC Health Solutions*	5,000	282

Description	Shares	Market Value ($ Thousands)

Techne	817	$56
Tenet Healthcare*	9,200	47
Thermo Fisher Scientific*	20,191	908
UnitedHealth Group	157,873	8,001
Varian Medical Systems* (A)	6,849	460
Vertex Pharmaceuticals*	1,507	50
Warner Chilcott, Cl A*	23,517	356
Waters*	1,600	118
Watson Pharmaceuticals*	2,900	175
WellPoint (A)	122,922	8,144
Zimmer Holdings	27,664	1,478

		210,742

Industrials — 8.5%
3M	3,555	291
ABB ADR	122,081	2,299
AGCO*	24,100	1,036
Alaska Air Group*	14,400	1,081
Alexander & Baldwin	2,500	102
Alliant Techsystems	12,432	711
Ametek	8,400	354
Armstrong World Industries* (A)	4,700	206
Babcock & Wilcox*	1,536	37
Boeing	7,170	526
C.H. Robinson Worldwide	2,502	175
Carlisle	1,500	66
Caterpillar	44,200	4,004
Chicago Bridge & Iron	4,600	174
Cintas (A)	5,163	179
CNH Global*	1,600	58
Con-way	14,228	415
Cooper Industries, Cl A (A)	5,300	287
Crane	850	40
CSX	65,438	1,378
Cummins	7,292	642
Danaher	124,036	5,835
Deere	10,864	840
Delta Air Lines*	128,100	1,037
Donaldson	1,900	129
Dover	8,100	470
Eaton	16,358	712
Emerson Electric	20,734	966
Equifax	2,500	97
Exelis	11,200	101
Expeditors International of Washington	120,361	4,930
Fastenal (A)	5,600	244
FedEx	17,933	1,497
Flowserve	2,004	199
Fluor	176,795	8,884
Fortune Brands Home & Security*	1,837	31
GATX (A)	1,600	70
General Dynamics	31,312	2,079
General Electric	1,242,987	22,262
Goodrich	4,976	616
Graco	1,400	57
Hertz Global Holdings*	4,200	49
Honeywell International	92,298	5,016
Hubbell, Cl B	500	33
Huntington Ingalls Industries*	6,935	217

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Illinois Tool Works	3,529	$165
Ingersoll-Rand	3,300	101
Iron Mountain	3,625	112
ITT	5,600	108
Joy Global	2,600	195
Kansas City Southern* (A)	33,374	2,270
KBR	92,137	2,568
Kennametal	15,000	548
L-3 Communications Holdings	60,300	4,021
Lockheed Martin (A)	53,289	4,311
Manitowoc	4,100	38
Manpower	1,700	61
Masco	7,600	80
MSC Industrial Direct, Cl A	2,000	143
Navistar International*	33,350	1,263
Norfolk Southern	25,796	1,879
Northrop Grumman (A)	105,492	6,169
Oshkosh Truck*	16,805	359
Owens Corning* (A)	12,067	347
PACCAR	4,705	176
Pall	2,322	133
Parker Hannifin	6,236	475
Pentair	2,400	80
Precision Castparts	62,089	10,232
Quanta Services*	1,386	30
Raytheon	76,869	3,719
Republic Services	2,031	56
Robert Half International (A)	9,456	269
Rockwell Automation	3,000	220
Rockwell Collins (A)	3,450	191
Roper Industries	70,452	6,120
RR Donnelley & Sons (A)	38,411	554
Ryder System	18,990	1,009
Shaw Group*	1,550	41
Spirit Aerosystems Holdings, Cl A*	2,400	50
Stanley Black & Decker	4,250	287
Stericycle* (A)	76,615	5,970
Textron	5,200	96
Timken	57,553	2,228
Trinity Industries	5,700	171
Tyco International	10,911	510
Union Pacific	78,126	8,277
United Parcel Service, Cl B	8,211	601
United Technologies	33,590	2,455
URS*	26,372	926
Waste Management	28,334	927
WW Grainger	762	143
Xylem	11,200	288

		141,404

Information Technology — 22.3%
Accenture, Cl A	118,117	6,287
Activision Blizzard (A)	230,241	2,837
Adobe Systems*	477,323	13,494
Advanced Micro Devices* (A)	7,200	39
Alliance Data Systems* (A)	1,100	114
Altera	75,276	2,793
Amdocs*	4,458	127
Amphenol, Cl A	141,525	6,424
Analog Devices	10,448	374
Ansys*	88,516	5,070

Description	Shares	Market Value ($ Thousands)

Apple*	109,604	$44,390
Applied Materials	235,911	2,527
Arrow Electronics*	5,000	187
Autodesk*	245,015	7,431
Automatic Data Processing	6,862	371
BMC Software*	6,848	225
Broadcom, Cl A	38,544	1,132
Broadridge Financial Solutions	7,069	159
CA	17,197	348
Cadence Design Systems*	11,100	115
Cisco Systems	657,955	11,896
Citrix Systems*	72,677	4,413
Cognizant Technology Solutions, Cl A*	85,418	5,493
Computer Sciences	47,356	1,122
Convergys*	742	10
Corning	46,684	606
Dell*	183,609	2,686
Dolby Laboratories, Cl A*	1,235	38
EchoStar, Cl A*	3,100	65
EMC*	349,920	7,537
Equinix*	800	81
Factset Research Systems (A)	2,609	228
Fidelity National Information Services	1,651	44
Fiserv*	6,500	382
Flir Systems	1,900	48
Genpact*	209,660	3,135
Global Payments	8,847	419
Google, Cl A*	52,175	33,700
Harris (A)	30,100	1,085
Hewlett-Packard	158,465	4,082
IAC	1,076	46
Ingram Micro, Cl A*	39,100	711
Intel	1,024,376	24,841
International Business Machines	63,960	11,761
International Rectifier*	3,500	68
Intuit	224,464	11,805
IPG Photonics*	1,600	54
JDS Uniphase*	3,700	39
Juniper Networks*	45,346	925
Kla-Tencor	1,400	67
Lam Research*	5,300	196
Lender Processing Services	19,446	293
Lexmark International, Cl A	57,740	1,909
LSI Logic*	32,781	195
Marvell Technology Group*	80,863	1,120
Mastercard, Cl A	64,052	23,880
Maxim Integrated Products	4,600	120
Microchip Technology (A)	124,608	4,564
Micron Technology*	5,459	34
Microsoft	386,911	10,044
Monster Worldwide*	3,200	25
Motorola Solutions	48,278	2,235
National Instruments	204,291	5,301
NetApp* (A)	204,683	7,424
Nuance Communications* (A)	30,000	755
Nvidia*	12,250	170
Oracle	528,450	13,555
Polycom*	193,840	3,159

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

QLogic*	4,200	$63
Qualcomm	494,683	27,059
Rackspace Hosting* (A)	1,378	59
Red Hat*	1,214	50
Rovi*	3,923	96
SAIC*	44,279	544
Salesforce.com* (A)	44,751	4,540
SanDisk*	1,495	74
Seagate Technology	85,407	1,401
Symantec*	88,766	1,389
Tech Data*	22,300	1,102
Teradata*	110,097	5,341
Teradyne* (A)	9,800	133
Texas Instruments (A)	22,193	646
Total System Services	3,100	61
VeriSign	288,622	10,310
Visa, Cl A	153,968	15,632
Vishay Intertechnology*	147,081	1,322
VistaPrint* (A)	1,200	37
VMware, Cl A*	2,000	166
WebMD Health, Cl A*	1,796	67
Western Digital*	95,253	2,948
Xerox	56,716	451
Xilinx (A)	2,300	74
Yahoo!*	14,850	240
Zebra Technologies, Cl A*	2,400	86

		370,701

Materials — 2.6%
Agrium	25,000	1,678
Air Products & Chemicals	24,350	2,074
AK Steel Holding (A)	2,313	19
Alcoa (A)	73,406	635
Allegheny Technologies	1,800	86
Alpha Natural Resources*	617	12
Ashland	13,224	756
Ball	1,057	38
Bemis	2,400	72
Cabot	18,468	594
Celanese, Ser A	11,100	491
CF Industries Holdings	13,431	1,947
Cliffs Natural Resources	1,800	112
Domtar	14,000	1,119
Dow Chemical	74,564	2,144
E.I. Du Pont de Nemours	15,316	701
Eastman Chemical	64,684	2,527
Ecolab	3,622	209
Freeport-McMoRan Copper & Gold, Cl B	161,711	5,949
Greif, Cl A	1,500	68
Huntsman	97,585	976
International Flavors & Fragrances	1,400	73
International Paper	74,784	2,214
Martin Marietta Materials (A)	550	42
MeadWestvaco	7,400	222
Monsanto	70,459	4,937
Newmont Mining	22,482	1,349
Nucor (A)	18,800	744
Owens-Illinois*	20,881	405
PPG Industries	3,000	251
Praxair	6,948	743

Description	Shares	Market Value ($ Thousands)

Rock-Tenn, Cl A	13,000	$750
RPM International	1,500	37
Sealed Air	6,700	115
Sherwin-Williams	1,700	152
Sigma-Aldrich	2,200	137
Sonoco Products	1,500	50
Steel Dynamics	127,729	1,680
Syngenta ADR	106,632	6,285
United States Steel	1,568	42
Vulcan Materials (A)	1,097	43
Walter Energy	526	32
Westlake Chemical	1,800	72

		42,582

Telecommunication Services — 3.0%
AT&T	619,443	18,732
CenturyTel (A)	22,608	841
Crown Castle International*	227,999	10,215
MetroPCS Communications*	3,342	29
NII Holdings*	2,900	62
SBA Communications, Cl A*	2,100	90
Telephone & Data Systems (A)	28,271	732
US Cellular*	1,976	86
Verizon Communications	473,704	19,005

		49,792

Utilities — 2.6%
AES*	8,780	104
Alliant Energy	42,623	1,880
Ameren	107,300	3,555
American Electric Power	179,636	7,421
American Water Works	12,600	401
Centerpoint Energy	4,900	98
CMS Energy (A)	63,700	1,406
Consolidated Edison (A)	8,348	518
Constellation Energy Group	1,172	46
Dominion Resources	10,166	540
DTE Energy	32,800	1,786
Duke Energy (A)	20,661	454
Edison International	72,857	3,016
Entergy (A)	77,408	5,655
Exelon (A)	67,374	2,922
FirstEnergy	3,953	175
GenOn Energy*	10,318	27
Great Plains Energy	3,500	76
Hawaiian Electric Industries (A)	3,200	85
MDU Resources Group	2,200	47
National Fuel Gas	1,300	72
NextEra Energy (A)	4,538	276
NiSource (A)	12,500	298
NSTAR	7,000	329
OGE Energy	2,612	148
ONEOK	4,000	347
PG&E	8,566	353
PPL (A)	4,200	124
Progress Energy	5,500	308
Public Service Enterprise Group	150,100	4,955
Questar	27,200	540
Sempra Energy	61,747	3,396
Southern (A)	7,164	332
Southern Union	2,900	122

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

UGI	38,700	$1,138
Wisconsin Energy	2,000	70
Xcel Energy	8,453	234

		43,254

Total Common Stock (Cost $1,378,346) ($ Thousands)		1,635,199

AFFILIATED PARTNERSHIP — 9.2%
SEI Liquidity Fund, L.P.
0.140%**††(B)	157,778,626	153,298

Total Affiliated Partnership (Cost $157,779) ($ Thousands)		153,298

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	28,060,030	28,060

Total Cash Equivalent (Cost $28,060) ($ Thousands)		28,060

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.050%, 09/20/12	$2,455	2,454

Total U.S. Treasury Obligation (Cost $2,454) ($ Thousands)		2,454

Total Investments — 109.5% (Cost $1,566,639) ($ Thousands) ‡		$1,819,011

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	395	Mar-2012	$547
S&P Mid 400 Index E-MINI	39	Mar-2012	75

			$622

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on Net Assets of $1,660,521 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $153,123 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $153,298 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,566,639 ($ Thousands), and the unrealized appreciation and depreciation were $300,968 ($ Thousands) and ($48,596) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,635,199	$—	$—	$1,635,199
Affiliated Partnership	—	153,298	—	153,298
Cash Equivalent	28,060	—	—	28,060
U.S. Treasury Obligation	—	2,454	—	2,454

Total Investments in Securities	$1,663,259	$155,752	$—	$1,819,011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$622	$—	$—	$622

Total Other Financial Instruments	$622	$—	$—	$622

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 10.5%
Abercrombie & Fitch, Cl A (A)	10,500	$513
Amazon.com*	44,300	7,668
Apollo Group, Cl A*	14,103	760
Autonation* (A)	5,826	215
Autozone*	3,394	1,103
Bed Bath & Beyond* (A)	29,233	1,695
Best Buy (A)	35,741	835
Big Lots*	8,013	303
BorgWarner*	13,400	854
Cablevision Systems, Cl A	26,900	383
Carmax* (A)	27,600	841
Carnival	55,084	1,798
CBS, Cl B	79,601	2,160
Chipotle Mexican Grill, Cl A* (A)	3,800	1,283
Coach	35,510	2,167
Comcast, Cl A	331,622	7,863
Darden Restaurants (A)	16,013	730
DeVry	7,200	277
DIRECTV, Cl A*	85,900	3,673
Discovery Communications, Cl A* (A)	32,200	1,319
Dollar Tree*	14,500	1,205
DR Horton (A)	35,449	447
Expedia (A)	11,550	335
Family Dollar Stores (A)	14,322	826
Ford Motor (A)	462,480	4,976
GameStop, Cl A* (A)	16,400	396
Gannett (A)	29,047	388
Gap	42,231	783
Genuine Parts (A)	18,936	1,159
Goodyear Tire & Rubber*	29,693	421
H&R Block (A)	35,604	581
Harley-Davidson (A)	28,308	1,101
Harman International Industries	8,500	323
Hasbro	14,091	450
Home Depot	187,596	7,886
International Game Technology	36,256	623
Interpublic Group	56,101	546
J.C. Penney (A)	17,380	611
Johnson Controls	82,757	2,587
Kohl’s	30,847	1,522
Leggett & Platt	18,054	416
Lennar, Cl A (A)	18,807	370
Limited Brands	29,927	1,208
Lowe’s	152,436	3,869
Macy’s	51,064	1,643
Marriott International, Cl A (A)	32,652	952
Mattel	41,218	1,144
McDonald’s	124,570	12,498
McGraw-Hill (A)	35,721	1,606
NetFlix* (A)	7,000	485
Newell Rubbermaid	36,747	593
News, Cl A	266,833	4,760
Nike, Cl B	45,094	4,346
Nordstrom	19,702	979
Omnicom Group	33,604	1,498

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive*	15,600	$1,247
priceline.com* (A)	6,080	2,844
Pulte Homes* (A)	42,482	268
Ralph Lauren, Cl A	7,800	1,077
Ross Stores	28,168	1,339
Scripps Networks Interactive, Cl A (A)	12,300	522
Sears Holdings* (A)	4,765	151
Snap-on	7,053	357
Staples	85,114	1,182
Starbucks	90,758	4,176
Starwood Hotels & Resorts Worldwide	23,435	1,124
Target	81,719	4,186
Tiffany	15,473	1,025
Time Warner (A)	121,812	4,402
Time Warner Cable, Cl A	38,883	2,472
TJX	45,867	2,961
TripAdvisor* (A)	11,550	291
Urban Outfitters* (A)	13,500	372
VF	10,614	1,348
Viacom, Cl B	67,201	3,052
Walt Disney (A)	218,627	8,199
Washington Post, Cl B (A)	655	247
Whirlpool (A)	9,305	442
Wyndham Worldwide	18,602	704
Wynn Resorts (A)	9,600	1,061
Yum! Brands	56,070	3,309

		148,331

Consumer Staples — 11.3%
Altria Group	250,256	7,420
Archer-Daniels-Midland (A)	81,266	2,324
Avon Products	52,451	916
Beam	18,919	969
Brown-Forman, Cl B	12,295	990
Campbell Soup (A)	21,775	724
Clorox	16,042	1,068
Coca-Cola	276,353	19,336
Coca-Cola Enterprises	38,017	980
Colgate-Palmolive	58,893	5,441
ConAgra Foods	50,452	1,332
Constellation Brands, Cl A*	21,200	438
Costco Wholesale	52,718	4,392
CVS Caremark	158,435	6,461
Dean Foods* (A)	19,500	218
Dr Pepper Snapple Group (A)	26,100	1,031
Estee Lauder, Cl A	13,600	1,528
General Mills	78,282	3,163
Hershey	18,612	1,150
HJ Heinz (A)	38,949	2,105
Hormel Foods (A)	16,800	492
JM Smucker	13,848	1,083
Kellogg	30,167	1,526
Kimberly-Clark	47,999	3,531
Kraft Foods, Cl A	214,998	8,032
Kroger	72,659	1,760
Lorillard	16,476	1,878
McCormick (A)	16,161	815
Mead Johnson Nutrition, Cl A	24,734	1,700
Molson Coors Brewing, Cl B	19,146	834
PepsiCo	190,285	12,625

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Philip Morris International	211,365	$16,588
Procter & Gamble	334,801	22,334
Reynolds American	41,180	1,706
Safeway (A)	41,346	870
Sara Lee	71,887	1,360
SUPERVALU (A)	26,797	218
SYSCO	71,820	2,106
Tyson Foods, Cl A	35,590	735
Walgreen	108,244	3,578
Wal-Mart Stores	212,544	12,702
Whole Foods Market (A)	19,400	1,350

		159,809

Energy — 11.9%
Anadarko Petroleum	60,580	4,624
Apache	46,700	4,230
Baker Hughes	53,149	2,585
Cabot Oil & Gas	12,700	964
Cameron International*	29,800	1,466
Chesapeake Energy (A)	80,200	1,788
Chevron	242,378	25,789
ConocoPhillips	161,543	11,772
Consol Energy	27,600	1,013
Denbury Resources* (A)	48,300	729
Devon Energy	49,113	3,045
Diamond Offshore Drilling (A)	8,500	470
El Paso	93,894	2,495
EOG Resources	32,744	3,226
EQT	18,200	997
Exxon Mobil	583,298	49,440
FMC Technologies* (A)	29,000	1,515
Halliburton	111,979	3,864
Helmerich & Payne (A)	13,000	759
Hess	36,275	2,060
Marathon Oil	85,656	2,507
Marathon Petroleum	43,378	1,444
Murphy Oil	23,563	1,313
Nabors Industries*	34,978	606
National Oilwell Varco	51,568	3,506
Newfield Exploration*	16,900	638
Noble (A)	30,700	928
Noble Energy	21,400	2,020
Occidental Petroleum	98,759	9,254
Peabody Energy (A)	33,000	1,093
Pioneer Natural Resources (A)	14,900	1,333
QEP Resources	21,500	630
Range Resources (A)	19,000	1,177
Rowan*	15,197	461
Schlumberger	163,343	11,158
Southwestern Energy*	42,300	1,351
Spectra Energy	79,161	2,434
Sunoco	12,957	531
Tesoro* (A)	17,300	404
Valero Energy	68,108	1,434
Williams	71,765	2,370

		169,423

Financials — 13.3%
ACE	41,000	2,875
Aflac	56,808	2,458
Allstate	61,459	1,685
American Express	123,015	5,803

Description	Shares	Market Value ($ Thousands)

American International Group*	53,208	$1,234
American Tower, Cl A †	47,800	2,869
Ameriprise Financial	27,584	1,369
AON (A)	39,329	1,841
Apartment Investment & Management, Cl A †	14,739	338
Assurant	11,700	480
AvalonBay Communities †	11,608	1,516
Bank of America	1,233,528	6,858
Bank of New York Mellon (A)	147,586	2,938
BB&T (A)	84,797	2,134
Berkshire Hathaway, Cl B*	213,947	16,324
BlackRock	12,200	2,175
Boston Properties † (A)	18,000	1,793
Capital One Financial (A)	55,962	2,367
CBRE Group, Cl A*	39,500	601
Charles Schwab	131,327	1,479
Chubb (A)	33,856	2,343
Cincinnati Financial (A)	19,679	599
Citigroup	355,808	9,361
CME Group	8,107	1,975
Comerica	25,383	655
Discover Financial Services	66,930	1,606
E*Trade Financial*	29,443	234
Equity Residential †	36,140	2,061
Federated Investors, Cl B (A)	13,345	202
Fifth Third Bancorp	111,911	1,424
First Horizon National (A)	32,036	256
Franklin Resources	17,715	1,702
Genworth Financial, Cl A*	64,600	423
Goldman Sachs Group	59,956	5,422
Hartford Financial Services Group	54,286	882
HCP † (A)	49,600	2,055
Health Care † (A)	23,100	1,260
Host Hotels & Resorts † (A)	85,948	1,269
Hudson City Bancorp	64,200	401
Huntington Bancshares	105,175	577
IntercontinentalExchange* (A)	8,800	1,061
Invesco	54,900	1,103
JPMorgan Chase	462,457	15,377
Keycorp	115,983	892
Kimco Realty † (A)	49,500	804
Legg Mason	16,000	385
Leucadia National	24,100	548
Lincoln National	36,698	713
Loews	37,149	1,399
M&T Bank (A)	15,261	1,165
Marsh & McLennan	65,450	2,070
MetLife	128,726	4,014
Moody’s (A)	23,808	802
Morgan Stanley	180,561	2,732
NASDAQ OMX Group*	15,400	378
Northern Trust	29,305	1,162
NYSE Euronext	31,900	833
People’s United Financial	43,900	564
Plum Creek Timber † (A)	19,635	718
PNC Financial Services Group	64,075	3,695
Principal Financial Group	37,148	914
Progressive	75,068	1,465
ProLogis †	55,800	1,595

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Prudential Financial	57,466	$2,880
Public Storage †	17,328	2,330
Regions Financial	153,163	659
Simon Property Group †	35,802	4,616
SLM	61,943	830
State Street	59,891	2,414
SunTrust Banks	65,396	1,158
T. Rowe Price Group	30,708	1,749
Torchmark (A)	12,357	536
Travelers	50,252	2,973
Unum Group	35,552	749
US Bancorp	232,206	6,281
Ventas † (A)	35,032	1,931
Vornado Realty Trust † (A)	22,473	1,727
Wells Fargo	641,763	17,687
Weyerhaeuser †	65,240	1,218
XL Group, Cl A	39,005	771
Zions Bancorporation (A)	23,960	390

		189,132

Health Care — 11.6%
Abbott Laboratories	189,546	10,658
Aetna	44,102	1,861
Agilent Technologies*	42,206	1,474
Allergan	37,166	3,261
AmerisourceBergen	31,392	1,167
Amgen (A)	96,555	6,200
Baxter International	68,638	3,396
Becton Dickinson	26,162	1,955
Biogen Idec*	29,600	3,258
Boston Scientific*	180,312	963
Bristol-Myers Squibb	206,175	7,266
C.R. Bard	10,488	897
Cardinal Health	42,055	1,708
CareFusion*	27,377	696
Celgene*	54,000	3,650
Cerner*	17,700	1,084
Cigna	34,771	1,460
Coventry Health Care*	17,513	532
Covidien	58,700	2,642
DaVita*	11,700	887
Dentsply International	17,200	602
Edwards Lifesciences*	13,900	983
Eli Lilly	124,030	5,155
Express Scripts* (A)	59,204	2,646
Forest Laboratories*	32,463	982
Gilead Sciences*	91,372	3,740
Hospira*	20,004	607
Humana	19,897	1,743
Intuitive Surgical*	4,720	2,185
Johnson & Johnson	332,382	21,798
Laboratory Corp of America Holdings*	12,063	1,037
Life Technologies*	21,643	842
McKesson	29,869	2,327
Medco Health Solutions*	47,116	2,634
Medtronic	128,417	4,912
Merck	370,944	13,985
Mylan Laboratories*	51,911	1,114
Patterson	10,700	316
PerkinElmer	12,940	259
Perrigo	11,300	1,099

Description	Shares	Market Value ($ Thousands)

Pfizer	935,476	$20,244
Quest Diagnostics	19,224	1,116
St. Jude Medical	38,856	1,333
Stryker	39,542	1,965
Tenet Healthcare*	52,876	271
Thermo Fisher Scientific*	46,043	2,071
UnitedHealth Group	129,747	6,576
Varian Medical Systems* (A)	13,700	920
Waters*	10,897	807
Watson Pharmaceuticals*	15,471	933
WellPoint	42,298	2,802
Zimmer Holdings	21,855	1,167

		164,186

Industrials — 10.4%
3M	85,282	6,970
Avery Dennison	12,615	362
Boeing (A)	90,432	6,633
C.H. Robinson Worldwide (A)	20,000	1,396
Caterpillar (A)	78,697	7,130
Cintas (A)	13,407	467
Cooper Industries, Cl A (A)	19,200	1,040
CSX	127,750	2,690
Cummins	23,440	2,063
Danaher	69,296	3,260
Deere (A)	50,402	3,898
Dover	22,537	1,308
Dun & Bradstreet	5,900	441
Eaton	40,638	1,769
Emerson Electric	89,506	4,170
Equifax	14,725	570
Expeditors International of Washington	25,800	1,057
Fastenal (A)	35,900	1,565
FedEx	38,605	3,224
Flowserve	6,800	675
Fluor	20,644	1,037
Fortune Brands Home & Security*	919	16
General Dynamics	43,326	2,877
General Electric	1,284,774	23,010
Goodrich	15,220	1,883
Honeywell International	94,155	5,117
Illinois Tool Works (A)	58,824	2,748
Ingersoll-Rand	38,000	1,158
Jacobs Engineering Group* (A)	15,600	633
Joy Global	12,800	960
L-3 Communications Holdings	12,123	808
Lockheed Martin (A)	32,294	2,613
Masco	43,568	456
Norfolk Southern	40,926	2,982
Northrop Grumman (A)	31,819	1,861
PACCAR	43,591	1,633
Pall (A)	13,995	800
Parker Hannifin	18,371	1,401
Pitney Bowes (A)	25,675	476
Precision Castparts	17,500	2,884
Quanta Services*	25,600	552
Raytheon	42,168	2,040
Republic Services	38,283	1,055
Robert Half International (A)	17,427	496

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Rockwell Automation	17,226	$1,264
Rockwell Collins (A)	18,378	1,018
Roper Industries	11,700	1,016
RR Donnelley & Sons (A)	22,811	329
Ryder System	5,854	311
Southwest Airlines	94,749	811
Stanley Black & Decker	20,535	1,388
Stericycle* (A)	10,400	810
Textron	33,898	627
Tyco International	56,200	2,625
Union Pacific	58,794	6,229
United Parcel Service, Cl B	117,411	8,593
United Technologies	110,232	8,057
Waste Management (A)	56,028	1,833
WW Grainger (A)	7,365	1,379
Xylem	22,500	578

		147,052

Information Technology — 18.6%
Accenture, Cl A	78,000	4,152
Adobe Systems*	59,736	1,689
Advanced Micro Devices* (A)	71,263	385
Akamai Technologies*	21,800	704
Altera	39,051	1,449
Amphenol, Cl A	20,200	917
Analog Devices	36,299	1,299
Apple*	113,131	45,818
Applied Materials	158,850	1,701
Autodesk*	27,617	838
Automatic Data Processing	59,450	3,211
BMC Software*	20,749	680
Broadcom, Cl A	59,036	1,733
CA	45,027	910
Cisco Systems	654,204	11,828
Citrix Systems*	22,742	1,381
Cognizant Technology Solutions, Cl A*	36,800	2,367
Computer Sciences	18,833	446
Corning	191,278	2,483
Dell*	185,874	2,719
eBay*	139,832	4,241
Electronic Arts*	40,378	832
EMC* (A)	248,240	5,347
F5 Networks*	9,700	1,030
Fidelity National Information Services	29,565	786
First Solar* (A)	7,140	241
Fiserv*	17,180	1,009
Flir Systems	19,000	476
Google, Cl A*	30,791	19,888
Harris (A)	14,100	508
Hewlett-Packard	241,765	6,228
Intel	619,715	15,028
International Business Machines (A)	143,437	26,375
Intuit	36,186	1,903
Iron Mountain (A)	22,600	696
Jabil Circuit	22,379	440
JDS Uniphase*	30,156	315
Juniper Networks*	64,000	1,306
Kla-Tencor (A)	20,271	978
Lexmark International, Cl A (A)	8,739	289

Description	Shares	Market Value ($ Thousands)

Linear Technology	27,694	$832
LSI Logic*	68,546	408
Mastercard, Cl A	13,000	4,847
Microchip Technology (A)	23,300	853
Micron Technology*	120,169	756
Microsoft	911,093	23,652
Molex (A)	16,660	398
Motorola Mobility Holdings*	32,088	1,245
Motorola Solutions	34,829	1,612
NetApp* (A)	43,676	1,584
Novellus Systems* (A)	8,127	335
Nvidia* (A)	74,348	1,030
Oracle	478,888	12,283
Paychex (A)	39,256	1,182
Qualcomm	204,532	11,188
Red Hat*	23,500	970
SAIC*	32,944	405
Salesforce.com* (A)	16,600	1,684
SanDisk* (A)	29,200	1,437
Symantec*	89,747	1,405
TE Connectivity	51,700	1,593
Teradata*	20,368	988
Teradyne* (A)	20,807	284
Texas Instruments (A)	139,049	4,048
Total System Services	19,780	387
VeriSign	19,400	693
Visa, Cl A	61,872	6,282
Western Digital*	28,500	882
Western Union	75,312	1,375
Xerox	168,806	1,344
Xilinx (A)	31,909	1,023
Yahoo!*	150,938	2,434

		264,065

Materials — 3.5%
Air Products & Chemicals	25,626	2,183
Airgas	8,400	656
Alcoa (A)	129,535	1,120
Allegheny Technologies	13,359	639
Alpha Natural Resources*	26,700	546
Ball	20,482	731
Bemis (A)	13,290	400
CF Industries Holdings	7,990	1,158
Cliffs Natural Resources	17,411	1,086
Dow Chemical	143,775	4,135
E.I. Du Pont de Nemours	112,435	5,147
Eastman Chemical	16,716	653
Ecolab	36,530	2,112
FMC	8,600	740
Freeport-McMoRan Copper & Gold, Cl B (A)	115,336	4,243
International Flavors & Fragrances	9,894	519
International Paper	53,170	1,574
MeadWestvaco	20,815	623
Monsanto	65,148	4,565
Mosaic	36,200	1,825
Newmont Mining	60,208	3,613
Nucor (A)	38,582	1,527
Owens-Illinois*	20,000	388
PPG Industries	18,745	1,565
Praxair	36,499	3,902

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Sealed Air	21,928	$377
Sherwin-Williams	10,516	939
Sigma-Aldrich	14,636	914
Titanium Metals	9,500	142
United States Steel (A)	17,026	450
Vulcan Materials (A)	15,749	620

		49,092

Telecommunication Services — 2.9%
AT&T (A)	721,140	21,807
CenturyTel (A)	75,157	2,796
Frontier Communications (A)	121,125	624
MetroPCS Communications*	36,200	314
Sprint Nextel*	364,622	853
Verizon Communications	344,498	13,820
Windstream (A)	70,946	833

		41,047

Utilities — 3.8%
AES*	78,490	929
AGL Resources	14,200	600
Ameren	29,444	976
American Electric Power	58,815	2,430
Centerpoint Energy	51,868	1,042
CMS Energy (A)	30,692	678
Consolidated Edison (A)	35,633	2,210
Constellation Energy Group	24,499	972
Dominion Resources	69,340	3,681
DTE Energy	20,645	1,124
Duke Energy (A)	162,222	3,569
Edison International	39,653	1,642
Entergy	21,464	1,568
Exelon (A)	80,654	3,498
FirstEnergy	50,910	2,255
Integrys Energy Group	9,434	511
NextEra Energy (A)	51,420	3,131
NiSource (A)	34,179	814
Northeast Utilities	21,500	776
NRG Energy* (A)	28,000	507
Oneok	12,500	1,084
Pepco Holdings (A)	27,600	560
PG&E	49,429	2,037
Pinnacle West Capital	13,249	638
PPL (A)	70,371	2,070
Progress Energy	35,883	2,010
Public Service Enterprise Group	61,530	2,031
SCANA (A)	14,000	631
Sempra Energy	29,165	1,604
Southern	104,935	4,857
TECO Energy	27,112	519
Wisconsin Energy	28,100	982
Xcel Energy	59,019	1,631

		53,567

Total Common Stock (Cost $668,062) ($ Thousands)		1,385,704

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 11.5%
SEI Liquidity Fund, L.P.
0.140%** †† (B)	166,630,415	$163,322

Total Affiliated Partnership (Cost $166,630) ($ Thousands)		163,322

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	32,273,536	32,274

Total Cash Equivalent (Cost $32,274) ($ Thousands)		32,274

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.003%, 02/23/12	$600	600
0.002%, 01/12/12	2,300	2,300

Total U.S. Treasury Obligations (Cost $2,900) ($ Thousands)		2,900

Total Investments — 111.6% (Cost $869,866) ($ Thousands) ‡		$1,584,200

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

December 31, 2011

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	597	Mar-2012	$132

			$132

For the period ended December 31, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,419,530 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $161,804 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was 163,322 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $872,250 ($ Thousands), and the unrealized appreciation and depreciation were $742,853 ($ Thousands) and ($30,903) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,385,704	$—	$—	$1,385,704
Affiliated Partnership	—	163,322	—	163,322
U.S. Treasury Obligations	—	2,900	—	2,900
Cash Equivalent	32,274	—	—	32,274

Total Investments in Securities	$1,417,978	$166,222	$—	$1,584,200

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$132	$—	$—	$132

Total Other Financial Instruments	$132	$—	$—	$132

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 12.3%
AFC Enterprises*	27,196	$400
American Public Education* (A)	20,348	881
Ameristar Casinos	1,000	17
ANN* (A)	6,900	171
Bally Technologies*	10,500	415
Belo, Cl A	36,435	230
Big Lots*	1,100	41
BJ’s Restaurants* (A)	9,652	437
Body Central*	5,400	135
Bravo Brio Restaurant Group*	11,770	202
Bridgepoint Education* (A)	4,700	108
Brinker International (A)	9,763	261
Brown Shoe (A)	11,900	106
Buffalo Wild Wings* (A)	150	10
Cabela’s* (A)	7,955	202
Capella Education*	990	36
Casual Male Retail Group*	44,400	152
Cato, Cl A (A)	6,394	155
CEC Entertainment	12,905	445
Cheesecake Factory*	2,116	62
Chico’s FAS	32,450	362
Childrens Place Retail Stores* (A)	18,563	986
Collective Brands* (A)	15,712	226
Core-Mark Holding	8,669	343
Crocs*	9,000	133
Dana Holding*	1,800	22
Deckers Outdoor*	3,020	228
Destination Maternity	7,600	127
Dick’s Sporting Goods	5,425	200
Domino’s Pizza*	4,600	156
Ethan Allen Interiors	4,800	114
Express*	9,900	197
Finish Line, Cl A	12,200	235
Francesca’s Holdings* (A)	16,400	284
Gaylord Entertainment* (A)	14,174	342
Genesco*	7,770	480
Gentex (A)	8,040	238
G-III Apparel Group*	4,200	105
Hibbett Sports*	8,435	381
HomeAway* (A)	13,360	311
HOT Topic	14,100	93
HSN	3,455	125
Isle of Capri Casinos* (A)	24,597	115
ITT Educational Services* (A)	1,300	74
Jones Group (A)	90,864	958
K12*	4,120	74
Krispy Kreme Doughnuts*	8,800	58
La-Z-Boy, Cl Z* (A)	10,600	126
Libbey*	33,300	424
Life Time Fitness* (A)	20,932	979
Liz Claiborne* (A)	54,400	469
LKQ*	5,005	151
Lumber Liquidators Holdings* (A)	15,400	272
Matthews International, Cl A	17,455	549
Mattress Firm Holding*	5,100	118
MDC Partners, Cl A	24,400	330
Men’s Wearhouse	15,449	501
Meredith (A)	16,305	532

Description	Shares	Market Value ($ Thousands)

Meritage Homes* (A)	15,353	$356
Monro Muffler (A)	4,950	192
Morgans Hotel Group*	51,712	305
National CineMedia	43,070	534
New Frontier Media*	3,000	3
Orient-Express Hotels, Cl A*	23,487	175
Oxford Industries (A)	14,340	647
Pandora Media*	9,675	97
Panera Bread, Cl A*	1,170	166
Peet’s Coffee & Tea* (A)	2,400	150
Penske Auto Group (A)	7,600	146
PEP Boys-Manny Moe & Jack	42,349	466
PetMed Express (A)	16,500	171
PF Chang’s China Bistro	2,200	68
Pier 1 Imports* (A)	30,795	429
Pinnacle Entertainment*	64,680	657
ReachLocal*	25,439	157
Red Robin Gourmet Burgers*	1,944	54
Regis (A)	31,215	517
Ruby Tuesday*	25,598	177
Ryland Group (A)	31,660	499
Sauer-Danfoss*	12,100	438
Scientific Games, Cl A*	8,573	83
Select Comfort* (A)	20,338	441
Shutterfly* (A)	15,219	346
Sinclair Broadcast Group, Cl A	4,000	45
Skechers U.S.A., Cl A* (A)	9,400	114
Skullcandy* (A)	19,175	240
SodaStream International* (A)	2,064	68
Sotheby’s	5,550	158
Stage Stores	27,948	388
Steiner Leisure* (A)	3,425	155
Steven Madden*	5,100	176
Sturm Ruger (A)	15,080	505
Tempur-Pedic International*	2,305	121
Tenneco*	27,728	826
Tesla Motors* (A)	15,230	435
Texas Roadhouse, Cl A	12,750	190
Titan International (A)	11,210	218
Tractor Supply	1,995	140
True Religion Apparel*	4,300	149
Ulta Salon Cosmetics & Fragrance*	8,825	573
Universal Technical Institute*	2,300	29
Vail Resorts (A)	8,070	342
Vera Bradley* (A)	20,990	677
Warnaco Group*	2,177	109
Whistler Blackcomb Holdings*	8,200	86
Zumiez* (A)	5,660	157

		29,059

Consumer Staples — 2.5%
B&G Foods, Cl A (A)	10,900	262
Casey’s General Stores (A)	12,486	643
Chefs’ Warehouse*	7,310	130
Chiquita Brands International*	32,400	270
Coca-Cola Bottling Consolidated	1,600	94
Cosan SA Industria e Comercio (Brazil)	6,400	93
Darling International*	13,300	177
Dole Food* (A)	13,400	116
Fresh Market* (A)	14,300	571
Hain Celestial Group* (A)	10,917	400

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

J&J Snack Foods	9,325	$497
Lancaster Colony (A)	2,300	159
Medifast* (A)	4,533	62
Nu Skin Enterprises, Cl A (A)	4,400	214
Omega Protein*	12,700	91
Rite Aid* (A)	41,100	52
Ruddick (A)	10,478	447
Sanderson Farms	5,230	262
Spartan Stores	35,324	653
Spectrum Brands Holdings*	4,600	126
TreeHouse Foods* (A)	6,609	432
Viterra, Cl Common Subscription Receipt	8,400	89

		5,840

Energy — 7.7%
Alberta Oilsands*	184,500	34
Approach Resources* (A)	3,100	91
ATP Oil & Gas* (A)	2,200	16
Berry Petroleum, Cl A	18,331	770
Bill Barrett* (A)	9,395	320
BPZ Resources* (A)	31,400	89
C&J Energy Services* (A)	6,300	132
Cabot Oil & Gas	1,100	83
Callon Petroleum*	6,400	32
CARBO Ceramics (A)	2,000	247
Carrizo Oil & Gas* (A)	15,049	397
Clayton Williams Energy* (A)	1,700	129
Complete Production Services*	27,817	933
Comstock Resources* (A)	37,358	572
Contango Oil & Gas*	2,100	122
Crosstex Energy	2,000	25
CVR Energy*	26,700	500
Dawson Geophysical*	2,900	115
Dril-Quip*	10,400	684
Energy Partners*	11,900	174
Energy XXI Bermuda*	2,580	82
GeoMet*	48,100	45
Global Geophysical Services*	21,000	141
Golar LNG	11,800	525
Goodrich Petroleum* (A)	49,969	686
Gulfmark Offshore, Cl A*	3,700	155
Gulfport Energy* (A)	17,278	509
ION Geophysical* (A)	10,900	67
Karoon Gas Australia*	19,564	90
Key Energy Services*	57,083	883
Kodiak Oil & Gas, Cl Lithuanian* (A)	61,035	580
Laredo Petroleum Holdings*	6,300	140
Lone Pine Resources*	30,700	215
Lufkin Industries	1,026	69
Magnum Hunter Resources* (A)	126,960	684
Matrix Service*	27,400	259
Newpark Resources*	47,320	449
Northern Oil And Gas* (A)	9,175	220
Oasis Petroleum* (A)	21,324	620
Oceaneering International	3,900	180
Oil States International*	1,950	149
Oilsands Quest* (A)	258,000	46
OYO Geospace*	900	70
Patriot Coal* (A)	12,600	107
Petroleum Development* (A)	23,209	815
Petroquest Energy* (A)	23,800	157

Description	Shares	Market Value ($ Thousands)

Pioneer Drilling*	52,156	$505
Porto Energy*	189,900	22
Quicksilver Resources* (A)	67,379	452
Resolute Energy* (A)	10,950	118
Rex Energy* (A)	3,900	58
Rosetta Resources* (A)	7,055	307
Scorpio Tankers*	127,337	623
SM Energy	2,150	157
StealthGas*	16,200	63
Stone Energy*	14,400	380
Superior Energy Services* (A)	16,580	471
Swift Energy* (A)	3,800	113
Synergy Resources*	34,000	96
Tesco (A)	25,692	325
Tetra Technologies*	12,100	113
Triangle Petroleum* (A)	17,600	105
Vaalco Energy*	40,040	242
Venoco*	700	5
W&T Offshore (A)	19,100	405
Warren Resources*	35,200	115
Western Refining (A)	11,700	156
Willbros Group*	4,800	18

		18,257

Financials — 18.6%
Advance America Cash Advance Centers	17,300	155
Affiliated Managers Group*	5,890	565
Alexander’s †	200	74
Alterra Capital Holdings (A)	35,805	846
American Assets Trust †	3,500	72
American Campus Communities † (A)	4,700	197
American Capital Agency †	10,300	289
Amtrust Financial Services (A)	17,339	412
Anworth Mortgage Asset †	11,900	75
Associated Estates Realty †	24,208	386
Bancorpsouth (A)	46,863	516
Bank of the Ozarks (A)	13,925	413
Berkshire Hills Bancorp (A)	18,655	414
BGC Partners, Cl A (A)	22,300	133
BioMed Realty Trust †	48,298	873
Boston Private Financial Holdings (A)	52,500	417
Brandywine Realty Trust †	52,765	501
Brasil Brokers Participacoes	28,100	84
BRE Properties, Cl A †	4,130	209
Campus Crest Communities †	35,500	357
Capstead Mortgage † (A)	6,500	81
Cardinal Financial	18,675	201
Cardtronics*	1,000	27
Cash America International	627	29
Central Pacific Financial* (A)	28,936	374
Chatham Lodging Trust †	6,100	66
CNO Financial Group* (A)	48,100	303
CoBiz Financial	81,185	468
Cohen & Steers (A)	11,100	321
Colonial Properties Trust †	13,456	281
Cowen Group, Cl A*	15,100	39
CreXus Investment †	36,200	376
CubeSmart †	44,149	470
DFC Global*	9,609	173
DiamondRock Hospitality †	58,617	565

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Douglas Emmett †	10,220	$186
Duff & Phelps	4,300	62
Eagle Bancorp* (A)	33,730	490
Education Realty Trust †	95,385	976
Encore Bancshares*	14,150	191
Encore Capital Group*	7,600	162
Equity Lifestyle Properties †	2,162	144
ESSA Bancorp (A)	8,086	85
Excel Trust †	37,080	445
Extra Space Storage †	2,700	65
Ezcorp, Cl A*	3,800	100
FBR*	83,700	172
Financial Engines* (A)	27,230	608
First Cash Financial Services*	672	24
First Financial Bancorp	31,891	531
First Horizon National (A)	32,473	260
First Midwest Bancorp	4,046	41
First Potomac Realty Trust †	39,280	513
FirstMerit	69,114	1,046
Flushing Financial	8,700	110
Fulton Financial	36,182	355
Gain Capital Holdings	19,700	132
Glacier Bancorp (A)	12,317	148
Gladstone Commercial †	6,500	114
Glimcher Realty Trust †	11,100	102
Global Indemnity, Cl A*	13,900	276
Government Properties Income Trust †	8,000	180
Great American Group*	52,600	6
Greenhill (A)	4,270	155
Hancock Holding (A)	33,934	1,085
Hanover Insurance Group	23,626	826
Highwoods Properties † (A)	36,402	1,080
Home Bancshares	11,800	306
Home Properties †	6,500	374
Hudson Valley Holding	5,496	117
IBERIABANK	3,070	151
Inland Real Estate † (A)	49,883	380
Investors Real Estate Trust †	4,500	33
Jones Lang LaSalle	1,712	105
Kennedy-Wilson Holdings (A)	37,400	396
Kilroy Realty † (A)	3,400	129
Knight Capital Group, Cl A*	8,900	105
LaSalle Hotel Properties †	22,675	549
Lexington Realty Trust † (A)	76,243	571
LTC Properties †	10,577	326
Maiden Holdings	50,000	438
MarketAxess Holdings	1,250	38
MB Financial	20,752	355
Meadowbrook Insurance Group	98,303	1,050
Medical Properties Trust †	8,700	86
MFA Financial †	11,500	77
Mid-America Apartment Communities †	9,392	587
National Financial Partners* (A)	34,450	466
National Penn Bancshares (A)	66,502	561
National Retail Properties † (A)	34,905	921
Nelnet, Cl A	10,000	245
Netspend Holdings*	8,116	66
NorthStar Realty Finance † (A)	66,580	318
Northwest Bancshares (A)	8,100	101
Ocwen Financial*	26,700	386
Old National Bancorp	52,949	617

Description	Shares	Market Value ($ Thousands)

Omega Healthcare Investors †	4,800	$93
OmniAmerican Bancorp*	6,100	96
Pacific Continental	17,336	153
PacWest Bancorp (A)	17,626	334
PennantPark Investment (A)	34,604	349
Platinum Underwriters Holdings	3,400	116
Potlatch †	2,977	93
ProAssurance	11,117	887
Prosperity Bancshares	12,250	494
RLI (A)	7,486	545
Safeguard Scientifics*	35,546	561
Sandy Spring Bancorp	20,225	355
SCBT Financial	3,800	110
Signature Bank NY*	6,630	398
Simmons First National, Cl A	6,300	171
Starwood Property Trust †	6,300	117
Stifel Financial*	12,840	412
Summit Hotel Properties † (A)	9,900	93
Sunstone Hotel Investors* †	58,059	473
Susquehanna Bancshares (A)	120,568	1,010
Synovus Financial (A)	238,002	336
Tanger Factory Outlet Centers †	7,000	205
THL Credit	13,000	159
Titanium Asset Management*	4,111	1
Titanium Asset Management PIPE* (B) (D)	2,000	1
Trustmark (A)	18,662	453
United Financial Bancorp	6,800	109
Uranium Participation*	14,800	82
Validus Holdings	8,000	252
ViewPoint Financial Group	19,660	256
Waddell & Reed Financial, Cl A	11,996	297
Washington Real Estate Investment Trust †	10,681	292
Webster Financial (A)	26,655	543
Western Alliance Bancorp* (A)	173,377	1,080
Wintrust Financial (A)	19,850	557
WisdomTree Investments* (A)	43,275	262
World Acceptance* (A)	8,491	624
WSFS Financial	5,000	180

		43,835

Health Care — 12.4%
ABIOMED* (A)	18,100	334
Acadia Healthcare*	25,500	254
Accuray* (A)	28,200	119
Achillion Pharmaceuticals*	7,210	55
Acorda Therapeutics*	6,900	165
Aegerion Pharmaceuticals*	11,930	200
Air Methods*	805	68
Akorn* (A)	7,850	87
Alere* (A)	12,100	279
Align Technology* (A)	9,950	236
Alkermes*	8,700	151
Allos Therapeutics*	35,400	50
Amarin ADR*	13,420	101
AMERIGROUP*	7,251	428
AMN Healthcare Services*	14,200	63
Amsurg*	3,700	96
Ardea Biosciences* (A)	1,610	27
Arena Pharmaceuticals* (A)	59,579	111
Ariad Pharmaceuticals* (A)	37,562	460
Arqule*	10,485	59

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Arthrocare*	3,300	$105
ATHENAHEALTH* (A)	2,546	125
AVEO Pharmaceuticals* (A)	19,835	341
Bruker BioSciences*	23,460	291
Catalyst Health Solutions*	3,760	196
Centene*	5,790	229
Cepheid* (A)	11,010	379
Chemed	4,208	216
Computer Programs & Systems	4,900	250
Conmed*	17,090	439
Cross Country Healthcare*	7,400	41
Cubist Pharmaceuticals* (A)	20,287	804
Cyberonics*	2,967	99
DexCom*	4,320	40
DynaVox, Cl A*	38,214	139
Emergent Biosolutions*	16,380	276
Emeritus* (A)	23,380	409
Endologix*	3,148	36
Ensign Group (A)	6,100	150
eResearchTechnology*	54,900	258
Exact Sciences*	5,100	41
Fluidigm* (A)	17,417	229
Greatbatch*	22,200	491
Halozyme Therapeutics*	42,320	403
Hansen Medical* (A)	85,332	220
Health Management Associates, Cl A*	63,190	466
Health Net*	12,952	394
HealthSouth* (A)	18,388	325
Healthspring*	5,710	311
HeartWare International* (A)	1,800	124
Hill-Rom Holdings	5,800	196
Hi-Tech Pharmacal* (A)	5,360	209
HMS Holdings*	11,982	383
ICU Medical* (A)	13,486	607
Idenix Pharmaceuticals* (A)	12,410	92
Immunogen* (A)	5,000	58
Impax Laboratories*	23,876	481
Imris*	57,617	156
Incyte* (A)	13,900	209
Inhibitex*	7,807	85
Insulet* (A)	33,215	626
InterMune* (A)	4,780	60
Invacare (A)	9,282	142
IPC The Hospitalist*	7,190	329
Ironwood Pharmaceuticals, Cl A* (A)	5,030	60
ISTA Pharmaceuticals*	57,500	405
Jazz Pharmaceuticals* (A)	12,824	496
Kensey Nash	2,200	42
Keryx Biopharmaceuticals* (A)	13,175	33
Kindred Healthcare* (A)	16,249	191
LHC Group*	6,500	83
LifePoint Hospitals*	10,430	388
Magellan Health Services*	23,556	1,165
MAKO Surgical* (A)	6,300	159
MAP Pharmaceuticals*	7,482	99
Masimo*	12,969	242
Medical Action Industries*	34,500	181
Medicines*	13,700	255
Medicis Pharmaceutical, Cl A (A)	17,892	595
Medivation*	1,826	84
Mednax* (A)	12,156	875

Description	Shares	Market Value ($ Thousands)

MELA Sciences* (A)	22,800	$84
Momenta Pharmaceuticals*	2,100	37
MWI Veterinary Supply*	1,700	113
Myriad Genetics*	13,025	273
Natus Medical*	28,200	266
Navidea Biopharmaceuticals* (A)	29,400	77
Nektar Therapeutics* (A)	28,130	158
Neurocrine Biosciences*	7,200	61
NuVasive* (A)	24,628	310
NxStage Medical* (A)	7,660	136
Omnicell*	33,448	553
Onyx Pharmaceuticals* (A)	7,330	322
Opko Health*	3,100	15
Optimer Pharmaceuticals* (A)	3,660	45
OraSure Technologies*	2,619	24
Pain Therapeutics* (A)	3,400	13
PDL BioPharma (A)	5,583	35
Pharmacyclics* (A)	4,340	64
Providence Service*	30,200	416
Questcor Pharmaceuticals* (A)	24,075	1,001
Rigel Pharmaceuticals*	12,600	99
Sagent Pharmaceuticals* (A)	14,970	314
Salix Pharmaceuticals*	4,438	212
Sangamo Biosciences* (A)	4,418	13
Sirona Dental Systems*	2,515	111
Spectranetics*	2,309	17
Spectrum Pharmaceuticals*	32,249	472
STERIS	1,048	31
Sunrise Senior Living* (A)	39,400	255
SXC Health Solutions*	2,590	146
Symmetry Medical*	17,800	142
Syneron Medical*	37,230	412
Theravance* (A)	6,600	146
Thoratec*	6,550	220
Tornier* (A)	17,129	308
Trius Therapeutics*	4,897	35
Unilife*	66,416	207
Viropharma* (A)	8,400	230
Volcano*	5,881	140
WellCare Health Plans*	14,244	748
Zoll Medical* (A)	13,379	845

		29,262

Industrials — 17.6%
AAR (A)	26,134	501
ABM Industries	8,300	171
Acacia Research - Acacia Technologies*	15,667	572
Actuant, Cl A	36,552	829
Acuity Brands (A)	10,670	566
Advisory Board*	907	67
Aegean Marine Petroleum Network (A)	60,100	245
AerCap Holdings*	26,864	303
Air Transport Services Group*	33,300	157
Alaska Air Group*	2,400	180
Altra Holdings* (A)	5,500	104
Ametek	3,890	164
Applied Industrial Technologies	10,900	383
Armstrong World Industries* (A)	7,500	329
Atlas Air Worldwide Holdings*	2,360	91
Avis Budget Group* (A)	33,080	355
BE Aerospace*	7,855	304

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Belden	18,620	$620
Brady, Cl A	15,975	504
Carlisle	10,820	479
Celadon Group	19,069	225
Ceradyne*	10,216	274
Chart Industries*	520	28
Clean Harbors* (A)	12,000	765
Columbus McKinnon*	24,100	306
Consolidated Graphics*	8,197	396
Copa Holdings, Cl A	5,185	304
Corporate Executive Board	3,925	150
Corrections Corp of America*	4,700	96
CoStar Group* (A)	4,015	268
Crane	14,285	667
Cubic	15,553	678
Curtiss-Wright	16,725	591
Deluxe	10,370	236
DigitalGlobe*	3,150	54
Dollar Thrifty Automotive Group* (A)	3,000	211
Dycom Industries*	34,525	722
Dynamic Materials	13,797	273
EMCOR Group	41,199	1,105
EnerSys*	2,955	77
ESCO Technologies	11,509	331
Exponent*	3,700	170
Flow International*	26,300	92
Franklin Electric	100	4
FTI Consulting* (A)	8,550	363
G&K Services	17,105	498
Gardner Denver	660	51
Genesee & Wyoming, Cl A* (A)	12,741	772
Geo Group*	39,650	664
Global Power Equipment Group* (A)	7,600	180
Graco	4,340	178
GrafTech International*	4,100	56
Great Lakes Dredge & Dock	11,600	64
Greenbrier* (A)	22,704	551
H&E Equipment Services*	9,200	124
Hawaiian Holdings* (A)	107,035	621
HEICO (A)	13,411	784
Hexcel*	25,860	626
Huron Consulting Group*	3,974	154
ICF International*	7,700	191
IDEX	4,990	185
InnerWorkings* (A)	29,771	277
Insperity	6,300	160
Interface, Cl A	38,570	445
John Bean Technologies	16,355	251
Kadant*	19,717	446
Kaydon	15,606	476
Kelly Services, Cl A	2,100	29
KEYW Holding* (A)	11,320	84
Kirby*	5,210	343
Kratos Defense & Security Solutions*	17,300	103
Lincoln Electric Holdings	5,040	197
Lindsay	1,500	82
Marten Transport	17,480	314
Michael Baker*	4,600	90
Middleby*	7,490	704
Mistras Group*	14,220	362

Description	Shares	Market Value ($ Thousands)

Mobile Mini*	19,975	$349
Moog, Cl A*	12,990	571
Mueller Industries	2,500	96
Navigant Consulting*	41,202	470
Navistar International*	974	37
Northwest Pipe*	11,455	262
Old Dominion Freight Line*	26,583	1,077
Orion Marine Group*	39,300	261
Pacer International*	4,200	22
Polypore International* (A)	9,724	428
Quanex Building Products	26,000	391
Rand Logistics*	9,700	63
Raven Industries (A)	2,928	181
RBC Bearings*	5,480	229
Robbins & Myers	25,588	1,242
Rollins (A)	10,350	230
RPX*	9,495	120
Rush Enterprises, Cl A*	24,913	521
SeaCube Container Leasing	8,300	123
Simpson Manufacturing	16,860	567
Spirit Airlines* (A)	38,400	599
Standex International (A)	5,842	200
Sun Hydraulics	8,300	195
Swift Transportation, Cl A*	26,300	217
SYKES Enterprises*	1,300	20
TAL International Group (A)	19,140	551
Teleflex (A)	3,700	227
Tennant (A)	1,447	56
Tetra Tech* (A)	22,625	489
Textainer Group Holdings (A)	4,100	119
Thermon Group Holdings*	6,890	121
Titan Machinery* (A)	9,275	202
TMS International, Cl A*	33,400	330
Trex* (A)	13,400	307
Trinity Industries	5,000	150
TrueBlue*	15,230	211
Tutor Perini*	27,300	337
United Rentals* (A)	22,083	653
United Stationers	3,300	107
US Airways Group* (A)	40,800	207
US Ecology	4,962	93
Valmont Industries	1,780	162
Vitran*	16,395	94
Wabash National* (A)	221,034	1,733
Wabtec	7,030	492
Watsco	5,110	336
Werner Enterprises (A)	17,906	432
Zipcar* (A)	21,710	291

		41,543

Information Technology — 16.2%
ACI Worldwide* (A)	7,000	200
Acme Packet*	12,125	375
Adtran (A)	22,015	664
Aeroflex Holding*	28,600	293
Amtech Systems*	6,700	57
Ancestry.com* (A)	21,470	493
Arris Group*	40,573	439
Aruba Networks* (A)	30,097	557
Aspen Technology*	25,425	441
Benchmark Electronics*	25,609	345
Blackbaud	400	11

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Booz Allen Hamilton Holding, Cl A*	19,410	$335
BroadSoft* (A)	24,580	742
Brooks Automation	1,700	18
Cadence Design Systems*	20,920	218
Cavium* (A)	20,456	582
CDC Software ADR*	45,199	118
Ceva* (A)	9,200	278
CIBER*	96,900	374
Cognex	4,400	157
Coherent*	700	37
CommVault Systems*	7,246	310
Comverse Technology*	11,700	80
Concur Technologies* (A)	8,900	452
Constant Contact* (A)	19,955	463
Cornerstone OnDemand* (A)	16,400	299
Cymer* (A)	12,060	600
DealerTrack Holdings*	24,400	665
Dice Holdings*	12,426	103
Digi International*	26,600	297
Digital River* (A)	27,020	406
Diodes* (A)	2,480	53
DTS*	2,465	67
Earthlink	78,935	508
Emulex*	12,500	86
Entegris*	67,640	590
Envestnet*	27,257	326
ExlService Holdings*	2,278	51
Fabrinet*	8,200	112
Fairchild Semiconductor International*	49,743	599
FARO Technologies*	1,500	69
FEI*	4,500	183
Finisar*	2,447	41
Forrester Research*	2,596	88
Fortinet*	17,250	376
Fusion-io* (A)	8,240	199
Glu Mobile* (A)	73,100	229
GT Advanced Technologies* (A)	23,600	171
Hackett Group*	66,600	249
Heartland Payment Systems	2,000	49
Hittite Microwave*	12,975	641
Immersion*	5,718	30
Informatica*	1,320	49
Inphi* (A)	74,450	890
Integrated Device Technology* (A)	116,952	639
Interactive Intelligence Group* (A)	5,554	127
InterDigital	393	17
Internap Network Services*	12,896	77
International Rectifier*	20,620	400
InvenSense, Cl A*	300	3
IPG Photonics*	10,350	351
j2 Global (A)	13,555	381
Jack Henry & Associates	870	29
JDA Software Group*	16,731	542
Jive Software*	6,254	100
Kemet*	8,400	59
Kenexa*	3,093	83
Keynote Systems	4,500	92
KIT Digital* (A)	13,297	112
Lattice Semiconductor*	44,100	262

Description	Shares	Market Value ($ Thousands)

Liquidity Services*	4,600	$170
LivePerson*	5,300	67
LogMein* (A)	8,620	332
LTX-Credence*	16,933	91
Magma Design Automation*	8,300	60
Magnachip Semiconductor*	8,710	65
Manhattan Associates*	9,700	393
MAXIMUS	12,600	521
Maxwell Technologies*	2,254	37
Mellanox Technologies*	22,773	740
Mentor Graphics*	37,153	504
Micrel	9,700	98
Micros Systems*	3,245	151
Microsemi*	6,400	107
MicroStrategy, Cl A*	1,609	174
Mindspeed Technologies*	11,192	51
Mitek Systems* (A)	22,429	163
Mitel Networks*	36,400	116
Monolithic Power Systems*	26,760	403
Monotype Imaging Holdings*	1,600	25
Move*	3,150	20
MTS Systems	1,700	69
Netgear*	9,510	319
Netlogic Microsystems*	4,000	198
Netscout Systems*	2,300	40
NetSuite* (A)	8,900	361
NIC (A)	24,400	325
Nuance Communications* (A)	12,070	304
OCZ Technology Group* (A)	15,527	103
OpenTable* (A)	4,300	168
Oplink Communications*	3,500	58
Opnet Technologies (A)	12,046	442
OSI Systems*	2,800	137
Parametric Technology*	48,666	889
Park Electrochemical	4,300	110
Parkervision* (A)	78,100	66
Photronics* (A)	46,785	284
Plantronics	8,200	292
Plexus*	14,508	397
PMC - Sierra*	16,600	92
QLIK Technologies*	11,650	282
Quality Systems	3,200	118
Quantum*	41,689	100
Rackspace Hosting* (A)	7,270	313
RealD* (A)	17,650	140
RealPage* (A)	16,290	412
Riverbed Technology*	8,000	188
Rogers*	836	31
Rosetta Stone* (A)	22,756	174
Saba Software*	15,700	124
Sapient	29,194	368
Seachange International*	11,300	79
ServiceSource International* (A)	48,350	758
ShoreTel*	7,600	49
Silicon Graphics International* (A)	13,900	159
Silicon Image*	9,600	45
Silicon Laboratories* (A)	9,705	421
SolarWinds*	17,420	487
Sonus Networks*	12,390	30
Sourcefire* (A)	13,692	443
STEC* (A)	1,700	15
Sycamore Networks*	31,851	570

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Synaptics*	2,600	$78
SYNNEX* (A)	11,418	348
Syntel	450	21
Taleo, Cl A*	15,985	618
TeleNav*	9,200	72
TeleTech Holdings*	6,853	111
Teradyne*	37,710	514
TIBCO Software*	15,760	377
Travelzoo* (A)	7,200	177
TTM Technologies* (A)	29,226	320
Tyler Technologies* (A)	8,200	247
Ultimate Software Group* (A)	1,457	95
Ultra Clean Holdings*	43,720	267
Ultratech*	1,400	34
Unisys*	900	18
Universal Display* (A)	1,200	44
Valueclick*	6,122	100
VeriFone Holdings*	1,125	40
VirnetX Holding* (A)	5,400	135
Vishay Intertechnology* (A)	34,137	307
VistaPrint* (A)	10,264	314
Vocus*	200	4
Volterra Semiconductor*	4,283	110
Websense*	1,090	20
XO Group* (A)	14,000	117

		38,075

Materials — 4.3%
Allied Nevada Gold*	2,300	70
AMCOL International (A)	4,044	109
Aptargroup	1,700	89
Balchem (A)	4,300	174
Buckeye Technologies	3,300	111
Carpenter Technology	8,955	461
EcoSynthetix*	10,600	52
Flotek Industries* (A)	9,700	97
Globe Specialty Metals	58,411	782
Haynes International	6,500	355
Hecla Mining (A)	20,100	105
Horsehead Holding*	93,338	841
Innophos Holdings	17,349	842
Innospec*	20,340	571
Kaiser Aluminum	1,092	50
Kraton Performance Polymers*	2,835	58
LSB Industries* (A)	5,500	154
Minerals Technologies	8,741	494
New Gold*	7,000	71
NewMarket (A)	872	173
Noranda Aluminum Holding	33,339	275
OM Group*	5,800	130
PolyOne	74,071	855
Quaker Chemical	7,711	300
Romarco Minerals*	75,600	80
RTI International Metals* (A)	29,000	673
Sandstorm Gold*	52,900	62
Schweitzer-Mauduit International (A)	5,100	339
Sensient Technologies	16,255	616
Silgan Holdings	13,935	538
Solutia	12,622	218
TPC Group*	2,700	63
Universal Stainless & Alloy*	2,900	108

Description	Shares	Market Value ($ Thousands)

Worthington Industries (A)	13,131	$215

		10,131

Telecommunication Services — 0.6%
Boingo Wireless*	32,650	281
Cogent Communications Group*	11,205	190
Fairpoint Communications* (A)	16,200	70
IDT, Cl B	7,900	74
Leap Wireless International* (A)	11,100	103
Neutral Tandem*	30,800	329
tw telecom, Cl A*	17,750	344

		1,391

Utilities — 2.7%
Cadiz* (A)	17,100	165
Chesapeake Utilities	7,766	337
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	5,000	89
Cleco	8,890	339
El Paso Electric (A)	11,120	385
Genie Energy, Cl B	6,300	50
Idacorp	12,658	537
New Jersey Resources (A)	9,868	485
Northwest Natural Gas (A)	7,837	376
PNM Resources	34,184	623
Portland General Electric	24,880	629
Southwest Gas	10,549	448
UIL Holdings (A)	24,082	852
Unisource Energy	2,500	92
Vectren	13,496	408
Westar Energy (A)	3,600	104
WGL Holdings	10,511	465

		6,384

Total Common Stock (Cost $213,727) ($ Thousands)		223,777

EXCHANGE TRADED FUNDS — 0.1%
iShares Russell 2000 Growth Index Fund (A)	1,682	141
iShares Russell 2000 Value Index Fund	1,400	92

Total Exchange Traded Funds (Cost $232) ($ Thousands)		233

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf	1,200	115

		115

Energy — 0.0%
GeoMet	5,929	59

		59

Financials — 0.0%
Grubb & Ellis (C)	800	5
Grubb & Ellis Cumulative*	900	6

		11

Total Preferred Stock (Cost $356) ($ Thousands)		185

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number of Warrants

WARRANTS — 0.0%
Kulim Malaysia*	10,100	$—
Magnum Hunter Resources
Expires 08/29/14*	12,911	—
Sandstorm Gold
Expires 04/23/14*	12,375	9

Total Warrants (Cost $—) ($Thousands)		9

CONVERTIBLE BONDS — 0.0%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13	$86	84

Financials — 0.0%
Grubb & Ellis CV to 445.583
7.950%, 05/01/15 (C)	36	22

Total Convertible Bonds (Cost $106) ($ Thousands)		106

AFFILIATED PARTNERSHIP — 30.9%
SEI Liquidity Fund, L.P.
0.140%**††(E)	73,045,008	73,045

Total Affiliated Partnership (Cost $73,045) ($ Thousands)		73,045

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	11,785,548	11,786

Total Cash Equivalent (Cost $11,786) ($ Thousands)		11,786

U.S. TREASURY OBLIGATIONS (F) (G) — 0.4%
U.S. Treasury Bills
0.066%, 06/28/12	491	491
0.048%, 09/20/12	261	261
0.043%, 08/23/12	118	118

Total U.S. Treasury Obligations (Cost $869) ($ Thousands)		870

Total Investments — 131.4% (Cost $300,121) ($ Thousands) ‡		$310,011

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	96	Mar-2012	$149

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $235,877 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $70,339 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2011 was $1 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $1 ($ Thousands) and represented 0.0% of net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $73,045 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $300,121 ($ Thousands), and the unrealized appreciation and depreciation were $27,363 ($ Thousands) and ($17,473) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2011

A summary of restricted securities held by the Fund as of December 31, 2011, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset
Management PIPE	2,000	10/06/09	10/06/09	$8	$1	0.00%

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$223,775	$1	$1	$223,777
Exchange Traded Funds	233	—	—	233
Preferred Stock	—	185	—	185
Convertible Bonds	—	106	—	106
Warrants	—	9	—	9
Affiliated Partnership	—	73,045	—	73,045
U.S. Treasury Obligations	—	870	—	870
Cash Equivalent	11,786	—	—	11,786

Total Investments in Securities	$235,794	$74,216	$1	$310,011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$149	$—	$—	$149

Total Other Financial Instruments	$149	$—	$—	$149

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$2
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(1)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2011	$1

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(1)

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8% ‡

Consumer Discretionary — 9.8%
AFC Enterprises*	46,145	$678
American Eagle Outfitters	52,197	798
American Greetings, Cl A (A)	21,400	268
ANN* (A)	36,278	899
Arbitron	10,400	358
Arctic Cat*	23,500	530
Belo, Cl A	89,793	566
Big Lots*	16,200	612
Bob Evans Farms (A)	14,000	470
Body Central*	17,400	434
Brown Shoe (A)	38,300	341
Callaway Golf (A)	97,147	537
Casual Male Retail Group* (A)	145,000	496
Cato, Cl A	15,700	380
Chico’s FAS	50,810	566
Childrens Place Retail Stores* (A)	20,845	1,107
Coinstar* (A)	21,900	999
Cooper Tire & Rubber	99,297	1,391
Core-Mark Holding	14,708	582
Cracker Barrel Old Country Store (A)	3,200	161
CSS Industries	24,100	480
DreamWorks Animation SKG, Cl A* (A)	45,600	757
Ethan Allen Interiors (A)	31,641	750
Federal Mogul, Cl A*	28,800	425
Foot Locker	27,600	658
hhgregg* (A)	39,027	564
Hyatt Hotels, Cl A* (A)	10,451	393
Insight Enterprises*	27,600	422
International Speedway, Cl A	16,803	426
Jack in the Box*	35,000	731
Jakks Pacific (A)	33,200	469
Jones Group	113,395	1,196
Journal Communications, Cl A*	107,100	471
La-Z-Boy, Cl Z* (A)	34,230	407
Libbey*	107,000	1,363
Lincoln Educational Services	2,300	18
Matthews International, Cl A	57,090	1,794
MDC Partners, Cl A	78,500	1,061
Men’s Wearhouse	49,233	1,596
Meredith (A)	56,365	1,840
New Frontier Media*	10,036	11
Penske Auto Group (A)	24,500	472
PEP Boys-Manny Moe & Jack (A)	71,848	790
Pinnacle Entertainment* (A)	66,815	679
RadioShack (A)	43,800	425
Regis (A)	136,409	2,258
Rent-A-Center	53,100	1,965
Ruby Tuesday* (A)	29,900	206
Scholastic	25,700	770
School Specialty* (A)	74,710	187
Scientific Games, Cl A*	64,714	628
Sinclair Broadcast Group, Cl A	27,300	309
Skechers U.S.A., Cl A* (A)	51,400	623
Stage Stores	40,100	557
Standard Motor Products	17,300	347

Description	Shares	Market Value ($ Thousands)

Universal Electronics*	16,800	$284
Warnaco Group*	11,400	571
WMS Industries*	43,399	891

		39,967

Consumer Staples — 3.1%
Cal-Maine Foods (A)	21,200	775
Casey’s General Stores (A)	16,499	850
Central Garden and Pet, Cl A*	34,645	288
Central Garden and Pet*	38,626	315
Chiquita Brands International*	132,700	1,107
Corn Products International	27,403	1,441
Darling International*	27,700	368
Dole Food* (A)	108,920	942
Fresh Del Monte Produce	19,500	488
Imperial Sugar	4,200	15
Ingles Markets, Cl A	31,975	482
J&J Snack Foods	12,765	680
Nash Finch (A)	10,700	313
Pantry*	52,249	626
Prestige Brands Holdings* (A)	55,944	630
Sanderson Farms	8,257	414
Spartan Stores	80,328	1,486
Spectrum Brands Holdings*	14,700	403
Universal (A)	12,200	561
Weis Markets	10,900	435

		12,619

Energy — 5.4%
Approach Resources* (A)	9,800	288
Berry Petroleum, Cl A	38,561	1,620
Bill Barrett* (A)	15,935	543
Cloud Peak Energy* (A)	60,600	1,171
Complete Production Services*	13,740	461
Comstock Resources* (A)	45,200	692
Energy Partners*	38,200	558
Forest Oil*	56,500	766
GeoMet*	147,700	137
Global Geophysical Services*	7,060	47
Goodrich Petroleum* (A)	61,067	838
Gulfmark Offshore, Cl A*	15,400	647
Key Energy Services*	130,948	2,026
Lone Pine Resources*	75,045	526
Magnum Hunter Resources* (A)	111,445	601
Matrix Service*	68,300	645
Newpark Resources* (A)	97,110	922
Northern Oil And Gas* (A)	15,565	373
Parker Drilling* (A)	173,500	1,244
Penn Virginia (A)	52,500	278
Scorpio Tankers* (A)	288,856	1,413
SEACOR Holdings*	5,600	498
StealthGas*	51,320	198
Superior Energy Services* (A)	14,800	421
Swift Energy* (A)	41,932	1,246
Tesoro* (A)	28,700	670
Tidewater (A)	21,400	1,055
USEC* (A)	134,800	154
W&T Offshore (A)	15,400	327
Western Refining (A)	33,800	449
World Fuel Services	25,400	1,066

		21,880

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Financials — 33.8%
1st Source	30,000	$760
Advance America Cash Advance Centers	70,100	627
Agree Realty † (A)	10,300	251
Allied World Assurance Holdings	7,500	472
Alterra Capital Holdings (A)	88,415	2,089
American Campus Communities †	7,100	298
American Capital Agency † (A)	33,200	932
American Equity Investment Life Holding (A)	45,500	473
Ameris Bancorp*	5,944	61
Anworth Mortgage Asset †	103,200	648
Apartment Investment & Management, Cl A †	47,465	1,087
Ashford Hospitality Trust † (A)	31,900	255
Aspen Insurance Holdings	13,200	350
Astoria Financial (A)	15,600	132
AvalonBay Communities † (A)	10,819	1,413
Bancfirst (A)	3,300	124
Banco Latinoamericano de Exportaciones, Cl E	45,200	725
Bancorp*	9,150	66
Bancorp Rhode Island	1,600	64
Bancorpsouth (A)	51,951	573
Bank Mutual	9,150	29
Bank of Kentucky Financial	1,550	31
Bank of Marin Bancorp (A)	2,000	75
Bank of the Ozarks (A)	24,525	727
BankFinancial	6,350	35
Banner	7,150	123
BBCN Bancorp*	20,250	191
Beneficial Mutual Bancorp*	10,850	91
Berkshire Hills Bancorp	32,350	718
BioMed Realty Trust † (A)	56,385	1,019
BofI Holding* (A)	2,350	38
Boston Private Financial Holdings (A)	261,126	2,073
Boston Properties † (A)	9,935	990
Brandywine Realty Trust † (A)	178,970	1,700
BRE Properties, Cl A †	10,250	517
Bridge Bancorp	1,700	34
Bridge Capital Holdings*	1,200	12
Brookline Bancorp (A)	4,500	38
Bryn Mawr Bank	2,600	51
Camden National	14,050	458
Campus Crest Communities †	114,100	1,148
Capital City Bank Group (A)	5,700	54
CapLease †	102,100	413
Capstead Mortgage † (A)	32,600	406
Cardinal Financial	43,141	463
Cathay General Bancorp (A)	41,900	626
CBL & Associates Properties † (A)	97,517	1,531
Center Bancorp (A)	2,100	21
Central Pacific Financial* (A)	7,750	100
Chatham Lodging Trust †	18,400	198
Chemical Financial	9,500	203
Citizens & Northern	3,900	72

Description	Shares	Market Value ($ Thousands)

Citizens Republic Bancorp*	6,123	$70
City Holding (A)	3,850	130
CNB Financial	2,050	32
CNO Financial Group*	260,100	1,641
CoBiz Financial	155,940	900
Colonial Properties Trust †	40,608	847
Columbia Banking System	10,300	198
CommonWealth †	49,779	828
Community Bank System (A)	15,500	431
Community Trust Bancorp	19,950	587
Corporate Office Properties Trust † (A)	30,200	642
CreXus Investment †	129,700	1,346
CVB Financial (A)	89,077	893
CYS Investments † (A)	30,400	400
Delphi Financial Group, Cl A	5,600	248
Dime Community Bancshares	16,850	212
Dynex Capital † (A)	43,600	398
Eagle Bancorp* (A)	57,222	832
Education Realty Trust †	142,551	1,458
Employers Holdings	76,171	1,378
Encore Bancshares* (A)	46,790	633
Encore Capital Group*	9,400	200
Endurance Specialty Holdings	46,019	1,760
Enterprise Bancorp (A)	1,150	16
Enterprise Financial Services	6,700	99
Equity One †	48,126	817
Equity Residential † (A)	35,600	2,030
ESSA Bancorp (A)	25,800	270
Excel Trust †	62,912	755
Extra Space Storage †	25,536	619
FBL Financial Group, Cl A (A)	21,700	738
FBR*	269,100	552
Federal Realty Investment Trust †	3,554	323
Federated Investors, Cl B (A)	36,789	558
Financial Institutions	6,900	111
First Bancorp (A)	6,700	75
First BanCorp* (A)	1,880	7
First Busey (A)	32,950	165
First Commonwealth Financial	24,550	129
First Community Bancshares (A)	7,600	95
First Defiance Financial	3,000	44
First Financial (A)	4,850	161
First Financial Bancorp (A)	66,347	1,104
First Financial Holdings	20,006	179
First Horizon National	101,886	815
First Interstate Bancsystem, Cl A	10,700	139
First Merchants	24,400	207
First Midwest Bancorp	113,629	1,151
First of Long Island	300	8
First Potomac Realty Trust †	66,645	870
FirstMerit	126,047	1,907
Flagstar Bancorp*	5,240	3
Flushing Financial	61,400	775
FNB (Pennsylvania) (A)	41,150	465
General Growth Properties †	83,582	1,255
German American Bancorp (A)	3,100	56
GFI Group	88,900	366
Glacier Bancorp (A)	5,400	65
Global Indemnity, Cl A*	44,600	884

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Government Properties Income Trust †	25,800	$582
Great American Group*	172,900	19
Great Southern Bancorp	2,900	68
Hancock Holding (A)	76,810	2,456
Hanover Insurance Group	19,910	696
Hatteras Financial † (A)	41,500	1,094
HCP † (A)	45,962	1,904
Health Care † (A)	14,850	810
Heartland Financial USA (A)	4,600	71
Heritage Commerce* (A)	6,750	32
Heritage Financial	4,100	52
Highwoods Properties † (A)	49,810	1,478
Home Bancshares	47,150	1,222
Home Federal Bancorp	800	8
Horace Mann Educators	74,066	1,015
Hospitality Properties Trust †	18,600	427
Host Hotels & Resorts †	82,756	1,222
Hudson Valley Holding	7,766	165
IBERIABANK (A)	19,233	948
Independent Bank	50	1
Infinity Property & Casualty (A)	22,766	1,292
International Bancshares (A)	55,750	1,022
Investors Bancorp*	20,850	281
Kearny Financial	1,100	10
Kennedy-Wilson Holdings (A)	120,000	1,269
Kite Realty Group Trust †	44,000	198
Lakeland Bancorp (A)	9,135	79
Lakeland Financial	7,200	186
LaSalle Hotel Properties †	38,470	931
Lexington Realty Trust † (A)	97,000	727
Macerich †	13,911	704
Mack-Cali Realty †	26,961	720
Maiden Holdings	160,700	1,408
MainSource Financial Group (A)	66,007	583
MB Financial	19,100	327
Meadowbrook Insurance Group	243,628	2,602
Meridian Interstate Bancorp*	1,900	24
Metro Bancorp*	3,250	27
MFA Financial †	143,109	962
MGIC Investment*	14,350	54
Mid-America Apartment Communities †	27,131	1,697
Montpelier Re Holdings	23,800	423
National Bankshares (A)	2,100	59
National Financial Partners* (A)	58,445	790
National Penn Bancshares (A)	84,680	715
National Retail Properties † (A)	32,025	845
NBT Bancorp	12,800	283
Nelnet, Cl A	70,600	1,728
Northwest Bancshares (A)	34,025	423
OceanFirst Financial	33,650	440
Ocwen Financial*	113,850	1,649
Old National Bancorp	119,334	1,390
OmniAmerican Bancorp*	19,700	309
Oriental Financial Group	33,900	411
Oritani Financial	7,300	93
Pacific Capital Bancorp* (A)	1,850	52
Pacific Continental	1,650	15
PacWest Bancorp (A)	59,820	1,134
Park National (A)	6,199	403
Pebblebrook Hotel Trust †	5,200	100

Description	Shares	Market Value ($ Thousands)

Pennsylvania Real Estate
Investment Trust †	28,000	$292
PennyMac Mortgage Investment Trust †	23,500	391
Peoples Bancorp (A)	3,650	54
PHH*	21,700	232
PICO Holdings*	30,500	628
Piedmont Office Realty Trust, Cl A † (A)	27,563	470
Pinnacle Financial Partners*	3,350	54
Platinum Underwriters Holdings	59,012	2,013
Potlatch † (A)	11,400	355
Presidential Life	13,900	139
PrivateBancorp, Cl A	19,900	219
ProAssurance	24,768	1,977
ProLogis †	57,744	1,651
Prosperity Bancshares (A)	28,080	1,133
Provident Financial Services	9,200	123
Public Storage †	6,857	922
Radian Group (A)	9,950	23
RAIT Financial Trust † (A)	9,799	47
Regency Centers † (A)	20,581	774
Reinsurance Group of America, Cl A	15,131	791
Renasant (A)	13,250	199
Republic Bancorp, Cl A	36,500	836
Rockville Financial	4,351	45
S&T Bancorp (A)	8,250	161
Safeguard Scientifics*	60,305	952
Sandy Spring Bancorp	39,261	689
SCBT Financial	16,250	471
Selective Insurance Group	15,600	277
Sierra Bancorp	31,000	273
Signature Bank NY* (A)	7,233	434
Simmons First National, Cl A	20,400	555
Simon Property Group †	16,694	2,153
SL Green Realty † (A)	16,442	1,096
Southside Bancshares (A)	24,481	530
Southwest Bancorp*	2,400	14
StanCorp Financial Group (A)	7,800	287
Starwood Property Trust †	20,100	372
State Bancorp	4,950	60
State Bank Financial* (A)	13,150	199
StellarOne	8,700	99
Sterling Financial*	11,850	198
Suffolk Bancorp	6,050	65
Susquehanna Bancshares (A)	132,077	1,107
SVB Financial Group* (A)	4,650	222
SWS Group	55,900	384
Synovus Financial (A)	153,316	216
TCF Financial (A)	40,713	420
Territorial Bancorp	2,150	42
Texas Capital Bancshares* (A)	3,200	98
THL Credit	39,300	480
Tompkins Financial, Cl US (A)	2,520	97
TowneBank	1,450	18
Trico Bancshares	5,500	78
Trustco Bank NY (A)	34,750	195
Trustmark (A)	8,750	213
UMB Financial	3,600	134
Umpqua Holdings (A)	24,350	302
Union First Market Bankshares	10,100	134

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

United Bankshares (A)	6,600	$187
United Community Banks* (A)	5,400	38
United Financial Bancorp	26,650	429
Univest Corp of Pennsylvania	4,350	64
Validus Holdings	52,900	1,666
Ventas † (A)	24,269	1,338
Verde Realty PIPE* (B) (C)	21,100	336
ViewPoint Financial Group	66,800	869
Virginia Commerce Bancorp* (A)	17,000	131
Walter Investment Management	10,256	210
Washington Banking	4,700	56
Webster Financial	64,870	1,323
WesBanco	11,600	226
West Bancorporation	4,900	47
Westamerica Bancorporation (A)	550	24
Western Alliance Bancorp*	277,885	1,731
Wilshire Bancorp* (A)	59,250	215
Winthrop Realty Trust †	41,497	422
Wintrust Financial (A)	6,450	181
WSFS Financial	20,750	746
Zions Bancorporation (A)	74,712	1,216

		137,945

Health Care — 4.5%
Accuray* (A)	90,400	382
Alere* (A)	38,900	898
AMN Healthcare Services*	45,307	201
Amsurg*	33,817	881
Cambrex*	97,800	702
Conmed*	66,195	1,699
Cross Country Healthcare*	24,700	137
Enzon Pharmaceuticals* (A)	36,200	242
eResearchTechnology*	176,500	828
Five Star Quality Care*	56,519	169
Greatbatch*	37,005	818
HealthSouth*	56,011	990
Hi-Tech Pharmacal*	12,000	467
ICON ADR*	21,376	366
ICU Medical* (A)	6,658	300
Kensey Nash	7,800	150
Kindred Healthcare* (A)	25,100	295
Magellan Health Services*	26,230	1,298
Medical Action Industries*	111,000	581
Mednax*	12,595	907
Metropolitan Health Networks* (A)	79,600	595
Natus Medical*	90,600	854
Orthofix International*	3,945	139
Par Pharmaceutical*	26,100	854
PDL BioPharma (A)	64,700	401
PharMerica* (A)	1,800	27
Providence Service*	97,220	1,338
Skilled Healthcare Group, Cl A*	64,200	350
STERIS	25,476	760
Sun Healthcare Group*	51,300	199
Symmetry Medical*	58,262	465

		18,293

Industrials — 18.7%
AAR (A)	14,000	268
ABM Industries	26,500	546

Description	Shares	Market Value ($ Thousands)

Aegean Marine Petroleum Network (A)	193,200	$788
Air Transport Services Group*	107,000	505
Aircastle	60,900	775
Alamo Group	17,000	458
Alaska Air Group*	19,300	1,449
Allegiant Travel, Cl A* (A)	5,600	299
Alliant Techsystems	7,000	400
Ampco-Pittsburgh	23,400	453
Astec Industries*	21,900	705
Atlas Air Worldwide Holdings*	18,300	703
BE Aerospace*	16,712	647
Belden	47,133	1,569
Brady, Cl A	52,077	1,644
Cascade	11,400	538
Clean Harbors*	10,741	685
Columbus McKinnon*	77,420	982
Comfort Systems USA	62,300	668
Consolidated Graphics*	11,500	555
Corrections Corp of America*	15,000	306
Courier (A)	16,726	196
CRA International*	15,500	308
Cubic	16,446	717
Curtiss-Wright	23,600	834
Deluxe	25,800	587
EMCOR Group	118,658	3,181
Encore Wire (A)	5,900	153
EnPro Industries*	7,700	254
ESCO Technologies	19,527	562
Flow International*	84,600	296
FTI Consulting* (A)	59,500	2,524
G&K Services	62,398	1,816
Genco Shipping & Trading* (A)	21,500	145
General Cable*	29,325	733
Geo Group*	127,400	2,134
Global Power Equipment Group* (A)	24,516	582
GrafTech International*	13,300	182
Granite Construction	33,500	795
Harsco	11,700	241
Hawaiian Holdings* (A)	322,180	1,869
ICF International*	24,800	615
IDEX	19,488	723
Interface, Cl A	83,160	960
John Bean Technologies	27,750	427
Kadant*	53,890	1,218
Kaydon	82,071	2,503
Kforce*	40,300	497
Kirby*	3,600	237
Miller Industries	22,200	349
Moog, Cl A*	22,040	968
Mueller Industries	23,600	907
NACCO Industries, Cl A	4,700	419
Navigant Consulting*	109,200	1,246
NN*	26,300	158
Northwest Pipe*	19,430	444
Orbital Sciences*	24,300	353
Orion Marine Group* (A)	180,032	1,197
Quad (A)	21,200	304
Quanex Building Products (A)	87,685	1,317
Rand Logistics*	31,100	203
Republic Airways Holdings* (A)	21,500	74

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Robbins & Myers	19,450	$944
Ryder System	23,810	1,265
SkyWest	40,400	508
Spirit Aerosystems Holdings, Cl A*	47,600	989
Spirit Airlines* (A)	123,600	1,928
Standex International	7,700	263
Swift Transportation, Cl A*	84,400	696
SYKES Enterprises*	72,900	1,141
TAL International Group (A)	41,525	1,195
Teledyne Technologies*	30,512	1,674
Teleflex (A)	30,442	1,866
Terex* (A)	32,862	444
Tetra Tech* (A)	133,425	2,881
TMS International, Cl A*	107,500	1,062
Towers Watson, Cl A	30,878	1,850
Trinity Industries	16,600	499
Triumph Group (A)	13,594	794
TrueBlue*	29,900	415
Tutor Perini*	137,800	1,701
US Airways Group* (A)	131,100	665
VSE	13,900	337
Wabash National* (A)	301,200	2,361
Watts Water Technologies, Cl A (A)	23,196	794
WESCO International*	16,182	858
Woodward	24,200	991

		76,292

Information Technology — 11.5%
Adtran (A)	29,045	876
Aeroflex Holding*	92,000	942
Arris Group*	33,800	366
Arrow Electronics*	30,200	1,130
AVX	5,200	66
Benchmark Electronics*	59,000	795
Black Box	12,300	345
Booz Allen Hamilton Holding, Cl A*	32,930	568
Brightpoint*	55,900	601
Brocade Communications Systems*	157,848	819
CACI International, Cl A*	36,860	2,061
CDC Software ADR*	148,600	386
CIBER*	311,200	1,201
Coherent*	23,278	1,217
Comtech Telecommunications (A)	20,664	591
CoreLogic*	36,300	469
CSG Systems International*	34,100	502
CTS	41,000	377
Diebold (A)	75,653	2,275
Digi International*	85,400	953
Digital River* (A)	104,788	1,574
Earthlink	243,420	1,568
Emulex*	107,377	737
Entegris*	39,600	346
Fairchild Semiconductor International*	35,800	431
GT Advanced Technologies* (A)	61,400	445
Hackett Group*	212,440	795
Imation*	30,500	175

Description	Shares	Market Value ($ Thousands)

Inphi* (A)	32,385	$387
Integrated Device Technology* (A)	138,201	755
Intermec*	132,765	911
Intersil, Cl A	113,400	1,184
Ixia*	37,400	393
j2 Global (A)	22,995	647
Lattice Semiconductor*	32,600	194
Lender Processing Services	13,300	200
Lexmark International, Cl A	33,700	1,114
Manhattan Associates*	20,700	838
Mantech International, Cl A (A)	22,300	697
MicroStrategy, Cl A*	7,700	834
Monolithic Power Systems*	45,399	684
Multi-Fineline Electronix*	16,100	331
Orbotech*	17,500	175
Parametric Technology* (A)	82,979	1,515
Photronics* (A)	86,000	523
Plantronics (A)	15,700	560
Power-One* (A)	70,500	276
Progress Software*	55,450	1,073
Pulse Electronics (A)	36,300	102
QLogic*	44,100	661
Radisys*	28,500	144
Rosetta Stone* (A)	27,200	207
Rudolph Technologies*	31,800	294
Saba Software*	51,100	403
Silicon Laboratories* (A)	16,465	715
SYNNEX* (A)	10,600	323
Synopsys*	32,375	881
Tech Data*	31,800	1,571
TeleCommunication Systems, Cl A*	73,598	173
TNS*	43,429	770
Ultra Clean Holdings* (A)	74,180	453
Ultratech*	47,100	1,157
United Online (A)	88,200	480
Vishay Intertechnology*	58,334	524
Websense* (A)	39,500	740
Xyratex	66,325	883
Zebra Technologies, Cl A*	20,265	725

		47,108

Materials — 5.9%
Boise (A)	58,800	419
Buckeye Technologies (A)	26,300	880
Cytec Industries	13,888	620
Eagle Materials	17,200	441
Ferro*	75,890	371
Glatfelter	31,100	439
Globe Specialty Metals	59,700	799
Greif, Cl A	18,982	865
H.B. Fuller	72,900	1,685
Horsehead Holding*	107,500	969
Huntsman	51,992	520
Innophos Holdings	27,476	1,334
Innospec*	9,000	253
Minerals Technologies	26,530	1,500
Neenah Paper	33,700	752
NewMarket (A)	3,900	773
OM Group*	56,154	1,257
Owens-Illinois*	36,222	702

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Packaging Corp of America	28,330	$715
PolyOne	110,145	1,272
RTI International Metals* (A)	64,954	1,508
Schnitzer Steel Industries, Cl A	15,300	647
Schweitzer-Mauduit International (A)	22,635	1,504
Sensient Technologies	55,580	2,106
Silgan Holdings	23,640	913
Stepan	5,200	417
Worthington Industries	29,400	481

		24,142

Telecommunication Services — 0.8%
Atlantic Telegraph-Network	15,400	601
Cincinnati Bell* (A)	79,700	241
Fairpoint Communications* (A)	54,225	235
Neutral Tandem*	125,400	1,341
tw telecom, Cl A*	30,120	584
USA Mobility	28,700	398

		3,400

Utilities — 3.4%
AGL Resources	10,607	448
Avista	18,100	466
Cadiz* (A)	54,580	526
Chesapeake Utilities	16,076	697
Cleco	32,600	1,242
Great Plains Energy	102,483	2,232
Idacorp	14,296	606
Northwest Natural Gas (A)	13,295	637
NorthWestern	8,600	308
Portland General Electric	147,464	3,730
Southwest Gas	17,895	760
UIL Holdings (A)	29,440	1,041
Westar Energy (A)	18,828	542
WGL Holdings	17,830	789

		14,024

Total Common Stock (Cost $402,173) ($ Thousands)		395,670

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Value Index Fund	4,500	295
iShares Russell 2000 Index Fund (A)	19,413	1,431

Total Exchange Traded Funds (Cost $1,630) ($ Thousands)		1,726

PREFERRED STOCK — 0.0%

Energy — 0.0%
GeoMet	16,923	170

Total Preferred Stock (Cost $151) ($ Thousands)		170

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants

WARRANT — 0.0%
Magnum Hunter Resources Expires 08/29/14*	12,327	$—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHT — 0.0%
Ligand Pharma Expires 01/05/12	108,850	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 23.6%
SEI Liquidity Fund, L.P.
0.140%**††(D)	100,550,187	96,514

Total Affiliated Partnership (Cost $100,550) ($ Thousands)		96,514

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	16,967,907	16,968

Total Cash Equivalent (Cost $16,968) ($ Thousands)		16,968

U.S. TREASURY OBLIGATIONS (E) (F) — 0.2%
U.S. Treasury Bills
0.050%, 06/28/12	$791	791

0.050%, 09/20/12	143	143
Total U.S. Treasury Obligations (Cost $934) ($ Thousands)		934

Total Investments — 125.3% (Cost $522,406) ($ Thousands) ‡‡		$511,982

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	90	Mar-2012	$70

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2011

Percentages	are based on Net Assets of $408,656 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for compliance purposes.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $97,165 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2011 was $336 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $336 ($ Thousands) and represented 0.01% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $96,514 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

‡‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $522,406 ($ Thousands), and the unrealized appreciation and depreciation were $45,008 ($ Thousands) and ($55,432) ($ Thousands) respectively.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund at December 31, 2011, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$336	0.01%

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$395,334	$—	$336	$395,670
Exchange Traded Funds	1,726	—	—	1,726
Preferred Stock	—	170	—	170
Warrant	—	—	—	—
Right	—	—	—	—
Affiliated Partnership	—	96,514	—	96,514
Cash Equivalent	16,968	—	—	16,968
U.S. Treasury Obligations	—	934	—	934

Total Investments in Securities	$414,028	$97,618	$336	$511,982

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$70	$—	$—	$70

Total Other Financial Instruments	$70	$—	$—	$70

*	Futures contracts are valued at the unrealized appreciation on the instruments.

Common Stock
Beginning balance as of October 1, 2011	$356
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as December 31, 2011	$336

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(20)

For the year ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 15.5%
American Public Education* (A)	48,200	$2,086
Ameristar Casinos	1,600	28
ANN* (A)	10,000	248
Bally Technologies*	20,100	795
BJ’s Restaurants* (A)	22,250	1,008
Bravo Brio Restaurant Group*	22,475	385
Bridgepoint Education* (A)	10,700	246
Brinker International (A)	22,637	606
Buffalo Wild Wings* (A)	375	25
Cabela’s* (A)	21,011	534
Capella Education*	1,092	39
Cato, Cl A (A)	4,306	104
Chico’s FAS	5,700	64
Crocs*	19,900	294
Dana Holding*	4,100	50
Deckers Outdoor*	5,830	441
Denny’s* (A)	46,800	176
Dick’s Sporting Goods	29,693	1,095
Domino’s Pizza*	18,700	635
Ethan Allen Interiors (A)	12,500	297
Express*	23,200	463
Finish Line, Cl A	35,700	688
Francesca’s Holdings* (A)	29,800	516
Gentex (A)	15,400	456
Hibbett Sports* (A)	24,710	1,116
HomeAway* (A)	28,125	654
HSN	6,645	241
ITT Educational Services* (A)	3,000	171
K12* (A)	13,470	242
Krispy Kreme Doughnuts*	20,400	133
Life Time Fitness* (A)	51,733	2,419
Live Nation*	79,296	659
Liz Claiborne* (A)	103,700	895
LKQ*	16,369	492
Lumber Liquidators Holdings* (A)	29,500	521
Maidenform Brands*	500	9
Mattress Firm Holding*	9,200	213
Monro Muffler (A)	10,250	398
Morgans Hotel Group* (A)	94,094	555
National CineMedia	164,341	2,038
Orient-Express Hotels, Cl A*	63,095	471
Oxford Industries (A)	30,900	1,394
Pandora Media* (A)	31,645	317
Panera Bread, Cl A*	3,833	542
Peet’s Coffee & Tea* (A)	2,500	157
PetMed Express (A)	20,700	215
Pier 1 Imports* (A)	68,934	960
Pinnacle Entertainment*	48,200	490
Quiksilver*	287,127	1,036
ReachLocal*	55,625	343
Red Robin Gourmet Burgers*	2,138	59
Saks* (A)	159,090	1,551
Scientific Games, Cl A*	9,430	92
Select Comfort* (A)	58,280	1,264
Shutterfly* (A)	37,353	850
Sinclair Broadcast Group, Cl A	13,400	152
Skullcandy* (A)	85,173	1,066
SodaStream International* (A)	19,671	643

Description	Shares	Market Value ($ Thousands)

Sotheby’s	9,600	$274
Steiner Leisure*	907	41
Steven Madden*	13,325	460
Sturm Ruger (A)	36,420	1,219
Teavana Holdings* (A)	29,995	563
Tempur-Pedic International*	7,555	397
Tenneco*	36,148	1,076
Tesla Motors* (A)	25,496	728
Texas Roadhouse, Cl A	33,650	501
Titan International (A)	24,300	473
Tractor Supply	6,510	457
True Religion Apparel*	47,103	1,629
Ulta Salon Cosmetics & Fragrance*	22,295	1,447
Universal Technical Institute*	3,300	42
Vail Resorts (A)	15,300	648
Vera Bradley* (A)	44,575	1,438
WABCO Holdings*	14,390	625
Warnaco Group* (A)	6,684	334
Zumiez* (A)	84,328	2,341

		48,330

Consumer Staples — 1.8%
B&G Foods, Cl A (A)	30,300	729
Casey’s General Stores	7,371	380
Chefs’ Warehouse* (A)	23,950	428
Coca-Cola Bottling Consolidated	2,500	146
Darling International*	6,500	87
Fresh Market* (A)	30,300	1,209
J&J Snack Foods	7,600	405
Lancaster Colony (A)	20,582	1,427
Medifast* (A)	11,967	164
Nu Skin Enterprises, Cl A (A)	10,200	496
Rite Aid* (A)	90,800	114

		5,585

Energy — 9.6%
ATP Oil & Gas* (A)	5,000	37
Berry Petroleum, Cl A	1,646	69
Cabot Oil & Gas	3,600	273
Callon Petroleum*	12,300	61
CARBO Ceramics (A)	3,800	469
Carrizo Oil & Gas* (A)	37,538	989
Clayton Williams Energy* (A)	3,500	266
Complete Production Services*	28,970	972
Comstock Resources* (A)	98,622	1,509
Contango Oil & Gas*	3,400	198
CVR Energy*	59,800	1,120
Dawson Geophysical*	5,800	229
Dresser-Rand Group* (A)	24,313	1,213
Dril-Quip*	22,590	1,487
Energy XXI Bermuda*	2,837	91
Global Geophysical Services*	36,427	245
Golar LNG	29,400	1,307
Goodrich Petroleum* (A)	127,790	1,754
Gulfmark Offshore, Cl A*	7,700	324
Gulfport Energy* (A)	5,300	156
ION Geophysical* (A)	24,300	149
Key Energy Services*	4,985	77
Laredo Petroleum Holdings*	11,400	254
Lone Pine Resources*	58,600	411
Lufkin Industries	799	54

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Magnum Hunter Resources* (A)	116,900	$630
Matrix Service*	13,900	131
Oasis Petroleum* (A)	51,704	1,504
Oceaneering International	12,740	588
Oil States International*	6,390	488
OYO Geospace* (A)	2,100	162
Patriot Coal* (A)	27,100	229
Petroleum Development* (A)	21,200	744
Petroquest Energy* (A)	50,500	333
Pioneer Drilling*	60,144	582
Quicksilver Resources* (A)	177,886	1,194
Resolute Energy* (A)	35,800	387
Rex Energy* (A)	7,500	111
Rosetta Resources* (A)	18,570	808
Scorpio Tankers*	99,118	485
SM Energy	7,030	514
Stone Energy*	32,500	857
Superior Energy Services* (A)	33,500	953
Targa Resources	27,940	1,137
Tesco (A)	65,069	823
Tetra Technologies*	25,400	237
Vaalco Energy* (A)	84,860	512
Venoco*	1,300	9
W&T Offshore (A)	42,100	893
Western Refining (A)	25,200	335
Willbros Group*	14,700	54
World Fuel Services (A)	37,747	1,585

		29,999

Financials — 6.6%
Advance America Cash Advance Centers	40,200	360
Affiliated Managers Group*	13,720	1,316
Alexander’s † (A)	600	222
American Assets Trust †	3,000	62
American Campus Communities †	5,600	235
BRE Properties, Cl A †	7,900	399
CapitalSource	95,431	639
Cardtronics*	27,180	735
Cash America International	690	32
Cash Store Financial Services	20,393	121
Cohen & Steers (A)	22,100	639
DFC Global*	4,308	78
Douglas Emmett †	19,600	357
Eaton Vance (A)	25,116	594
Encore Capital Group*	19,850	422
Equity Lifestyle Properties †	3,838	256
Extra Space Storage †	8,700	211
Ezcorp, Cl A*	4,800	127
Financial Engines* (A)	78,153	1,745
First Cash Financial Services*	1,028	36
Greenhill (A)	8,300	302
Home Properties † (A)	13,500	777
IBERIABANK	10,030	494
Investors Real Estate Trust † (A)	14,800	108
Jones Lang LaSalle	14,046	860
Kilroy Realty † (A)	9,100	346
LPL Investment Holdings* (A)	34,433	1,051
MarketAxess Holdings	34,837	1,049

Description	Shares	Market Value ($ Thousands)

Mid-America Apartment Communities †	7,635	$478
MSCI, Cl A*	29,080	958
Netspend Holdings*	8,927	72
Omega Healthcare Investors † (A)	15,300	296
PennantPark Investment	66,066	667
Potlatch †	6,523	203
Signature Bank NY*	15,830	950
Stifel Financial*	30,970	993
SVB Financial Group* (A)	11,814	563
Tanger Factory Outlet Centers †	15,900	466
Titanium Asset Management PIPE* (B) (D)	140,900	89
Value Creation* (B) (D)	145,600	149
WisdomTree Investments*	112,125	678
World Acceptance* (A)	4,300	316

		20,451

Health Care — 18.8%
ABIOMED* (A)	43,000	794
Acadia Healthcare*	48,600	485
Achillion Pharmaceuticals* (A)	75,669	577
Acorda Therapeutics*	13,200	315
Aegerion Pharmaceuticals*	22,900	383
Air Methods* (A)	1,695	143
Akorn* (A)	24,860	276
Align Technology* (A)	26,232	622
Alkermes* (A)	18,300	318
Amarin ADR*	43,870	328
AMERIGROUP*	10,830	640
Ardea Biosciences* (A)	5,490	92
Ariad Pharmaceuticals* (A)	87,208	1,068
Arqule*	34,280	193
Arthrocare*	6,300	200
ATHENAHEALTH* (A)	23,931	1,175
AVEO Pharmaceuticals* (A)	46,560	801
BioMarin Pharmaceuticals* (A)	16,084	553
Bruker BioSciences*	44,700	555
Catalyst Health Solutions* (A)	12,300	640
Centene*	18,955	750
Cepheid* (A)	29,645	1,020
Chemed	6,792	348
Computer Programs & Systems	8,500	434
Cubist Pharmaceuticals* (A)	48,393	1,917
Cyberonics*	3,944	132
Depomed* (A)	7,900	41
DexCom*	4,752	44
DynaVox, Cl A*	73,047	266
Emergent Biosolutions*	43,261	728
Emeritus* (A)	44,700	783
Endologix*	8,835	101
Ensign Group	8,400	206
Fluidigm* (A)	33,304	439
Gen-Probe*	12,123	717
Haemonetics*	11,778	721
Halozyme Therapeutics*	76,400	727
Hansen Medical* (A)	221,325	571
Health Net*	23,880	726
Healthspring*	16,670	909
HeartWare International* (A)	10,249	707
Hill-Rom Holdings	16,600	559

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Hi-Tech Pharmacal* (A)	10,056	$391
HMS Holdings*	29,706	950
ICU Medical*	1,195	54
Idenix Pharmaceuticals*	23,600	176
Immunogen* (A)	18,000	208
Impax Laboratories*	20,600	415
Imris*	110,157	297
Incyte* (A)	38,488	578
Inhibitex*	8,588	94
Insulet* (A)	70,650	1,330
InterMune* (A)	8,449	106
IPC The Hospitalist*	21,105	965
Ironwood Pharmaceuticals, Cl A* (A)	16,470	197
ISTA Pharmaceuticals*	83,500	589
Jazz Pharmaceuticals* (A)	31,450	1,215
Keryx Biopharmaceuticals* (A)	14,493	37
MAKO Surgical* (A)	14,100	356
MAP Pharmaceuticals* (A)	19,118	252
Masimo*	57,288	1,070
Medicines*	16,900	315
Medicis Pharmaceutical, Cl A (A)	12,000	399
Medivation*	6,374	294
Mednax*	9,847	709
MELA Sciences* (A)	43,600	161
Momenta Pharmaceuticals*	4,700	82
MWI Veterinary Supply*	12,156	808
Myriad Genetics*	55,724	1,167
Navidea Biopharmaceuticals* (A)	64,500	169
Nektar Therapeutics* (A)	53,800	301
Neurocrine Biosciences* (A)	25,500	217
NPS Pharmaceuticals*	7,527	50
NuVasive*	65,052	819
NxStage Medical* (A)	25,030	445
Omnicare (A)	29,650	1,021
Omnicell*	118,856	1,964
Onyx Pharmaceuticals* (A)	14,000	615
Opko Health* (A)	7,100	35
Optimer Pharmaceuticals*	11,950	146
OraSure Technologies*	2,881	26
Pain Therapeutics* (A)	8,400	32
PDL BioPharma	12,700	79
Pharmacyclics* (A)	14,190	210
PSS World Medical* (A)	48,522	1,174
Questcor Pharmaceuticals* (A)	58,675	2,440
Quidel* (A)	51,873	785
Sagent Pharmaceuticals* (A)	28,600	601
Salix Pharmaceuticals*	20,922	1,001
Sangamo Biosciences* (A)	4,860	14
Seattle Genetics* (A)	21,184	354
Sirona Dental Systems*	11,515	507
Spectranetics*	2,543	18
Spectrum Pharmaceuticals* (A)	70,474	1,031
STERIS	552	17
Sunrise Senior Living* (A)	90,200	584
SXC Health Solutions*	8,450	477
Syneron Medical*	71,109	787
Techne	12,485	852
Theravance* (A)	10,300	228
Thoratec*	12,650	425
Tornier* (A)	32,763	589

Description	Shares	Market Value ($ Thousands)

Trius Therapeutics*	5,387	$38
Unilife*	126,900	396
Viropharma* (A)	16,000	438
Volcano*	16,935	403
WellCare Health Plans*	14,412	757
Zoll Medical*	38,600	2,439

		58,703

Industrials — 17.9%
Acacia Research - Acacia Technologies*	38,276	1,397
Actuant, Cl A	26,874	610
Acuity Brands	20,300	1,076
Advisory Board*	998	74
AerCap Holdings*	70,947	801
Alaska Air Group*	300	23
Allegiant Travel, Cl A* (A)	1,000	53
Ametek	12,720	536
Applied Industrial Technologies	19,300	679
Armstrong World Industries* (A)	18,465	810
Atlas Air Worldwide Holdings*	7,710	296
Avis Budget Group* (A)	63,100	676
BE Aerospace*	2,272	88
Belden	14,600	486
Carlisle	15,700	696
Celadon Group	56,713	670
Ceradyne*	10,700	287
Chart Industries*	1,690	91
Clean Harbors*	19,600	1,249
Consolidated Graphics*	3,600	174
Copa Holdings, Cl A	13,699	804
Corporate Executive Board	10,400	396
CoStar Group* (A)	39,456	2,633
Cubic	14,440	629
DigitalGlobe*	5,800	99
Dollar Thrifty Automotive Group*	4,500	316
Dycom Industries*	26,315	550
Dynamic Materials	35,780	708
EnerSys*	3,251	84
Exponent*	5,700	262
Franklin Electric	200	9
FTI Consulting* (A)	8,875	377
Gardner Denver	15,746	1,213
General Cable*	1,200	30
Genesee & Wyoming, Cl A*	14,944	905
Graco	8,200	335
Heico, Cl A	25,191	991
HEICO (A)	20,975	1,227
Hexcel*	31,595	765
Huron Consulting Group*	10,449	405
IDEX	16,290	604
IHS, Cl A*	6,830	588
InnerWorkings* (A)	78,600	732
Insperity	5,400	137
Interface, Cl A	37,370	431
Kaman (A)	4,000	109
Kelly Services, Cl A	7,000	96
KEYW Holding* (A)	37,030	274
Kirby* (A)	12,610	830
Landstar System	27,214	1,304
Lincoln Electric Holdings	16,510	646

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Lindsay	1,900	$104
Marten Transport	33,400	601
Middleby*	17,010	1,600
Mistras Group*	27,200	693
Mobile Mini*	52,674	919
Mueller Industries	3,500	134
MYR Group*	4,600	88
Navigant Consulting*	7,922	90
Navistar International*	1,071	41
Old Dominion Freight Line*	22,887	928
Pacer International*	9,100	49
Polypore International* (A)	25,675	1,129
Portfolio Recovery Associates* (A)	3,300	223
Raven Industries	8,472	524
RBC Bearings*	19,970	833
Resources Connection	53,071	562
Robbins & Myers	7,990	388
Rollins	27,500	611
RPX*	31,050	393
Rush Enterprises, Cl A*	45,909	961
Sauer-Danfoss*	28,000	1,014
Simpson Manufacturing	39,030	1,314
Standard Parking*	53,018	947
Steelcase, Cl A	4,500	34
Sun Hydraulics	19,300	452
SYKES Enterprises*	2,400	38
Tennant (A)	3,653	142
Thermon Group Holdings*	22,570	398
Titan Machinery* (A)	24,475	532
TransDigm Group*	12,235	1,171
Trex* (A)	25,600	586
TrueBlue*	49,835	692
United Rentals* (A)	63,152	1,866
US Ecology	5,457	103
Valmont Industries	5,815	528
Vitran*	43,130	248
Wabash National* (A)	177,838	1,394
Wabtec	28,564	1,998
Watsco	9,700	637
Werner Enterprises	1,600	39
WESCO International* (A)	22,643	1,200
Zipcar* (A)	34,500	463

		55,928

Information Technology — 24.6%
ACI Worldwide* (A)	15,600	447
Acme Packet*	32,025	990
Adtran (A)	15,970	482
Advent Software* (A)	28,557	696
Amtech Systems*	19,300	164
Ancestry.com* (A)	57,292	1,315
Aruba Networks* (A)	63,810	1,182
AsiaInfo-Linkage* (A)	32,759	254
Aspen Technology*	70,690	1,226
Atmel*	97,859	793
Blackbaud	5,400	150
BroadSoft* (A)	59,746	1,804
Brooks Automation	6,100	63
Cadence Design Systems*	68,430	712
Cavium* (A)	43,247	1,229
Ceva* (A)	50,348	1,524

Description	Shares	Market Value ($ Thousands)

Cognex (A)	8,100	$290
Coherent* (A)	2,200	115
CommVault Systems*	17,270	738
Concur Technologies* (A)	19,125	971
Constant Contact* (A)	52,755	1,224
Cornerstone OnDemand* (A)	71,967	1,313
Cymer* (A)	22,325	1,111
DealerTrack Holdings*	58,730	1,601
Dice Holdings*	27,009	224
Diodes*	2,728	58
DTS*	39,970	1,089
Entegris*	172,760	1,507
Envestnet*	49,243	589
Euronet Worldwide*	61,630	1,139
ExlService Holdings*	2,505	56
Fairchild Semiconductor International*	41,380	498
FARO Technologies*	1,700	78
FEI*	10,600	432
Finisar*	2,691	45
Forrester Research*	5,404	183
Fortinet*	40,210	877
Fusion-io* (A)	15,660	379
Gartner*	36,703	1,276
Glu Mobile* (A)	190,100	597
GT Advanced Technologies* (A)	53,500	387
Heartland Payment Systems	4,000	98
Hittite Microwave* (A)	30,185	1,491
Immersion*	6,289	33
Informatica*	4,320	159
Inphi*	131,610	1,574
Interactive Intelligence Group*	10,139	232
InterDigital	432	19
Internap Network Services*	14,186	84
International Rectifier*	56,813	1,103
IPG Photonics*	27,300	925
Jack Henry & Associates	50,110	1,684
Jive Software*	20,525	328
Kemet*	24,100	170
Kenexa*	3,402	91
Keynote Systems (A)	7,600	156
Lattice Semiconductor*	102,400	608
Liquidity Services*	6,200	229
LivePerson* (A)	11,400	143
LogMein* (A)	16,500	636
LTX-Credence*	39,366	211
Magma Design Automation*	16,000	115
Magnachip Semiconductor*	28,470	213
Manhattan Associates*	22,800	923
MAXIMUS	30,500	1,261
Maxwell Technologies*	2,478	40
Measurement Specialties*	43,399	1,214
Mellanox Technologies*	56,076	1,822
Micrel (A)	30,900	312
Micros Systems*	10,595	493
MicroStrategy, Cl A*	3,691	400
Mindspeed Technologies*	12,311	56
Mitek Systems* (A)	59,016	428
MTS Systems	5,800	236
Netgear*	13,090	439
Netlogic Microsystems*	9,100	451
Netscout Systems*	6,400	113

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

NetSuite* (A)	15,700	$637
NIC (A)	50,300	669
Nuance Communications* (A)	23,200	584
OCZ Technology Group* (A)	17,080	113
ON Semiconductor*	86,650	669
OpenTable* (A)	8,300	325
Opnet Technologies (A)	12,141	445
Parametric Technology*	4,665	85
Park Electrochemical	2,075	53
Plantronics (A)	8,500	303
PROS Holdings*	43,244	643
QLIK Technologies* (A)	65,753	1,591
Quantum*	45,858	110
Rackspace Hosting* (A)	14,000	602
RealD* (A)	33,800	269
RealPage* (A)	77,456	1,957
Riverbed Technology*	15,200	357
Rogers*	920	34
Rosetta Stone* (A)	60,109	459
ServiceSource International* (A)	120,010	1,883
ShoreTel* (A)	22,700	145
Silicon Graphics International* (A)	31,600	362
Silicon Image*	25,800	121
SolarWinds* (A)	41,110	1,149
Solera Holdings	12,770	569
Sonus Networks*	13,629	33
Sourcefire* (A)	24,266	786
SS&C Technologies Holdings*	56,419	1,019
STEC* (A)	6,200	53
STR Holdings* (A)	17,634	145
Sycamore Networks* (A)	84,128	1,506
Synaptics* (A)	6,200	187
Syntel	1,750	82
Taleo, Cl A*	34,810	1,347
TeleNav*	24,300	190
TeleTech Holdings*	15,647	253
Teradyne* (A)	107,335	1,463
TIBCO Software*	35,910	859
Travelzoo* (A)	20,100	494
Trimble Navigation*	17,536	761
Tyler Technologies* (A)	29,343	883
Ultimate Software Group* (A)	4,143	270
Ultratech*	3,400	84
Unisys* (A)	2,200	43
Universal Display* (A)	800	29
Valueclick*	14,478	236
VeriFone Holdings*	3,680	131
VirnetX Holding* (A)	14,200	355
VistaPrint* (A)	65,225	1,996
Vocus*	47,016	1,039
Volterra Semiconductor*	5,411	139
Websense* (A)	1,310	24

		76,839

Materials — 3.0%
Balchem (A)	10,100	410
Buckeye Technologies	7,700	257
Flotek Industries* (A)	26,400	263
Globe Specialty Metals	100,903	1,351
Golden Star Resources* (A)	58,500	97
Haynes International	14,700	803

Description	Shares	Market Value ($ Thousands)

Hecla Mining (A)	37,700	$197
Horsehead Holding*	166,005	1,496
Innophos Holdings	22,200	1,078
Innospec*	43,900	1,232
Kaiser Aluminum	1,201	55
Kraton Performance Polymers*	3,119	63
LSB Industries*	13,200	370
NewMarket (A)	2,028	402
Noranda Aluminum Holding	33,000	272
PolyOne	29,270	338
Solutia	35,355	611
TPC Group*	3,400	79
Worthington Industries (A)	3,600	59

		9,433

Telecommunication Services — 0.5%
Boingo Wireless*	62,300	536
Cogent Communications Group*	13,495	228
IDT, Cl B	20,200	189
SBA Communications, Cl A*	16,867	725

		1,678

Utilities — 0.1%
Genie Energy, Cl B	20,200	160

Total Common Stock (Cost $310,723) ($ Thousands)		307,106

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Growth Index Fund (A)	1,849	156

Total Exchange Traded Fund (Cost $154) ($ Thousands)		156

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources
Expires 08/29/14*	11,920	—
Rentech
Expires 04/25/12* (B) (D)	19,400	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 37.9%
SEI Liquidity Fund, L.P. 0.140%** †† (E)	121,473,737	118,133

Total Affiliated Partnership (Cost $121,474) ($ Thousands)		118,133

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	9,894,172	9,894

Total Cash Equivalent (Cost $9,894) ($ Thousands)		9,894

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (F) (G) — 0.2%
U.S. Treasury Bills
0.050%, 09/20/12	$321	$321
0.024%, 06/28/12	393	393

Total U.S. Treasury Obligations (Cost $714) ($ Thousands)		714

Total Investments — 139.8% (Cost $442,959) ($ Thousands) ‡		$436,003

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	79	Mar-2012	$69

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $311,977 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $117,441 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2011 was $238 ($ Thousands) and represented 0.08% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $238 ($ Thousands) and represented 0.08% of Net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $118,113 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $442,959 ($ Thousands), and the unrealized appreciation and depreciation were $32,477 ($ Thousands) and ($39,433) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2011

A summary of restricted securities held by the Fund as of December 31, 2011, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$—	0.00%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	89	0.03
Value Creation	145,600	08/10/06	08/10/06	1,491	149	0.05

				$2,336	$238	0.08%

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$306,868	$—	$238	$307,106
Exchange Traded Fund	156	—	—	156
Warrants	—	—	—	—
Affiliated Partnership	—	118,133	—	118,133
Cash Equivalent	9,894	—	—	9,894
U.S. Treasury Obligations	—	714	—	714

Total Investments in Securities	$316,918	$118,847	$238	$436,003

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$69	$—	$—	$69

Total Other Financial Instruments	$69	$—	$—	$69

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$252
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(14)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2011	$238

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(14)

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 14.7%
Aaron’s	2,100	$56
Abercrombie & Fitch, Cl A	2,400	117
Aeropostale*	2,250	34
AFC Enterprises* (A)	31,288	460
AMC Networks, Cl A*	17,320	651
American Axle & Manufacturing Holdings*	3,600	36
American Eagle Outfitters	44,789	685
American Greetings, Cl A (A)	18,000	225
American Public Education*	3,786	164
America’s Car-Mart*	1,300	51
Amerigon* (A)	3,300	47
Ameristar Casinos	1,300	22
ANN*	17,288	428
Arbitron	800	28
Asbury Automotive Group*	2,900	63
Ascena Retail Group*	1,700	51
Ascent Media, Cl A*	1,500	76
Autoliv (A)	9,302	498
Autonation*	1,905	70
Bally Technologies*	3,100	123
Barnes & Noble (A)	2,584	37
Belo, Cl A	27,708	175
Big Lots*	14,500	547
Biglari Holdings*	90	33
BJ’s Restaurants*	9,830	446
Bob Evans Farms	1,700	57
Boyd Gaming* (A)	3,600	27
Brinker International	15,400	412
Brown Shoe (A)	2,700	24
Brunswick	35,700	645
Buffalo Wild Wings*	10,531	711
Cabela’s* (A)	1,900	48
Callaway Golf (A)	29,978	166
Capella Education* (A)	700	25
Carmax*	7,506	229
Carter’s*	2,200	88
Cato, Cl A (A)	9,700	235
Central European Media
Enterprises, Cl A*	700	5
Cheesecake Factory*	13,020	382
Chico’s FAS	30,760	343
Childrens Place Retail Stores*	11,080	589
Coinstar* (A)	1,200	55
Columbia Sportswear (A)	5,080	237
Cooper Tire & Rubber	41,097	576
Core-Mark Holding	7,311	290
Cracker Barrel Old Country Store (A)	600	30
CROCS*	900	13
Dana Holding*	30,210	367
Deckers Outdoor*	6,700	506
DeVry	1,000	39
Dick’s Sporting Goods	28,530	1,052
Digital Generation*	800	10
Dillard’s, Cl A	3,400	153
DineEquity*	800	34

Description	Shares	Market Value ($ Thousands)

Dollar Tree*	7,302	$607
Domino’s Pizza*	1,600	54
DR Horton	6,100	77
DreamWorks Animation SKG, Cl A*	600	10
DSW, Cl A	20,539	908
Dunkin’ Brands Group*	1,393	35
Eastman Kodak* (A)	20,965	14
Estacio Participacoes	11,005	106
Ethan Allen Interiors (A)	10,864	258
Exide Technologies*	2,925	8
Express*	24,130	481
Foot Locker	2,900	69
Fossil*	1,503	119
GameStop, Cl A*	12,600	304
Gannett	14,400	193
Gentex	21,700	642
GNC Holdings, Cl A*	26,100	756
Goodyear Tire & Rubber*	6,100	86
Group 1 Automotive	1,724	89
Guess?	1,400	42
Hanesbrands*	20,560	449
Harley-Davidson	8,022	312
Harman International Industries	1,600	61
Harte-Hanks	1,800	16
Hasbro	9,227	294
Helen of Troy*	2,400	74
hhgregg* (A)	12,039	174
Hibbett Sports*	13,890	628
Hillenbrand	2,500	56
HomeAway*	4,511	105
HOT Topic	4,814	32
Iconix Brand Group*	1,300	21
Insight Enterprises*	9,500	145
International Game Technology	10,228	176
International Speedway, Cl A	6,065	154
Interpublic Group	41,142	400
iRobot*	1,700	51
Isle of Capri Casinos*	3,300	15
ITT Educational Services* (A)	700	40
Jakks Pacific	12,500	176
Jarden	2,100	63
John Wiley & Sons, Cl A	900	40
Jones Group	53,042	560
JOS A Bank Clothiers*	1,000	49
Journal Communications, Cl A*	39,400	173
K12*	10,920	196
KB Home	9,261	62
Lamar Advertising, Cl A*	2,450	67
Lear	2,700	107
Leggett & Platt	2,000	46
Lennar, Cl A	2,600	51
Liberty Media - Capital, Cl A	528	41
Life Time Fitness*	13,785	644
Lincoln Educational Services	10,300	81
Lions Gate Entertainment*	10,321	86
Live Nation*	5,200	43
LKQ*	15,165	456
Madison Square Garden, Cl A*	1,900	54
Matthews International, Cl A	11,785	370
MDC Holdings	2,000	35
Men’s Wearhouse	21,033	682

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Meredith (A)	15,655	$511
Meritage Homes*	1,800	42
Modine Manufacturing*	2,100	20
Mohawk Industries*	1,400	84
Monro Muffler	1,600	62
Morningstar	300	18
National CineMedia	31,963	396
National Presto Industries	100	9
New York Times, Cl A*	14,227	110
Newell Rubbermaid	43,707	706
NVR*	592	406
Office Depot*	11,200	24
OfficeMax*	6,223	28
O’Reilly Automotive*	7,810	624
Orient-Express Hotels, Cl A*	46,786	350
Oxford Industries	1,400	63
Pandora Media* (A)	23,325	234
Panera Bread, Cl A*	3,525	499
Peet’s Coffee & Tea*	1,000	63
Penn National Gaming*	1,300	50
Penske Auto Group	1,800	35
PEP Boys-Manny Moe & Jack	38,918	428
PetSmart	2,309	118
PF Chang’s China Bistro	400	12
Pier 1 Imports*	44,200	616
Pinnacle Entertainment*	33,215	337
Polaris Industries	1,000	56
Pool	2,100	63
Pulte Homes*	63,368	400
PVH	1,100	78
RadioShack	17,600	171
Red Robin Gourmet Burgers*	800	22
Regal Entertainment Group, Cl A	1,592	19
Regis (A)	46,883	776
Rent-A-Center	11,780	436
Royal Caribbean Cruises	10,797	267
Ruby Tuesday* (A)	24,600	170
Rue21*	15,090	326
Ryland Group	2,100	33
Saks*	3,587	35
Sally Beauty Holdings*	30,150	637
Sauer-Danfoss*	1,700	61
Scholastic	4,931	148
Scientific Games, Cl A*	19,972	194
Scripps Networks Interactive, Cl A	7,241	307
Select Comfort*	30,110	653
Service International	6,700	71
Shutterfly* (A)	22,980	523
Signet Jewelers	3,000	132
Sinclair Broadcast Group, Cl A	20,500	232
Skechers U.S.A., Cl A*	7,869	95
Skullcandy* (A)	16,979	212
Snap-on	800	40
Sotheby’s	1,400	40
Stage Stores (A)	17,500	243
Standard-Pacific*	4,600	15
Steven Madden*	12,025	415
Stewart Enterprises, Cl A	2,900	17
Strayer Education	200	19
Tempur-Pedic International*	26,339	1,384
Tenneco*	14,960	445

Description	Shares	Market Value ($ Thousands)

Thor Industries	700	$19
Toll Brothers*	2,600	53
Tractor Supply	5,995	421
True Religion Apparel*	2,200	76
TRW Automotive Holdings*	3,951	129
Tupperware Brands	1,200	67
Ulta Salon Cosmetics & Fragrance*	6,445	418
Under Armour, Cl A* (A)	600	43
Universal Technical Institute*	492	6
Urban Outfitters*	8,722	240
Vail Resorts	1,000	42
Valassis Communications*	1,800	35
WABCO Holdings*	1,500	65
Warnaco Group*	700	35
Weight Watchers International	5,560	306
Whirlpool	5,900	280
Williams-Sonoma	1,200	46
WMS Industries*	35,371	726
Wolverine World Wide	700	25
World Wrestling Entertainment, Cl A	900	8
Wyndham Worldwide	4,822	182
Zumiez*	13,660	379

		42,795

Consumer Staples — 3.6%
B&G Foods, Cl A	2,800	67
Boston Beer, Cl A* (A)	800	87
Cal-Maine Foods	1,100	40
Casey’s General Stores	5,788	298
Central European Distribution* (A)	1,200	5
Central Garden and Pet*	11,883	97
Central Garden and Pet, Cl A* (A)	19,092	159
Chefs’ Warehouse Holdings*	17,635	315
Chiquita Brands International*	5,191	43
Church & Dwight	3,650	167
Constellation Brands, Cl A*	17,940	371
Corn Products International	9,454	497
Darling International*	2,400	32
Dean Foods*	5,300	59
Diamond Foods (A)	9,470	306
Dole Food* (A)	20,336	176
Elizabeth Arden*	12,500	463
Energizer Holdings*	1,900	148
Flowers Foods	3,000	57
Fresh Del Monte Produce	10,000	250
Green Mountain Coffee Roasters* (A)	3,830	172
Hain Celestial Group*	1,700	62
Hansen Natural*	2,016	186
Herbalife	15,197	785
Imperial Sugar	8,306	30
J&J Snack Foods	7,645	407
Kroger	16,901	409
Lancaster Colony (A)	1,200	83
Molson Coors Brewing, Cl B	9,169	399
Nash Finch	1,000	29
Nu Skin Enterprises, Cl A	900	44
Omega Protein*	23,400	167

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Pantry*	16,126	$193
Prestige Brands Holdings*	17,253	194
Ralcorp Holdings*	1,000	86
Safeway	24,500	516
Sanderson Farms	3,547	178
Schiff Nutrition International* (A)	2,200	24
Smithfield Foods*	14,758	358
Snyders-Lance	800	18
Spartan Stores	29,795	551
Spectrum Brands Holdings*	1,100	30
SUPERVALU (A)	17,700	144
SYSCO	11,252	330
TreeHouse Foods*	1,800	118
United Natural Foods*	15,547	622
Universal	5,400	248
USANA Health Sciences* (A)	400	12
Vector Group (A)	3,197	57
WD-40	400	16
Weis Markets (A)	5,100	204

		10,309

Energy — 6.2%
Arch Coal	2,167	31
ATP Oil & Gas* (A)	1,700	13
Atwood Oceanics*	12,250	487
Berry Petroleum, Cl A	16,214	681
Bill Barrett*	8,925	304
Bristow Group	700	33
Cabot Oil & Gas	5,864	445
CARBO Ceramics	5,130	633
Carrizo Oil & Gas*	14,970	394
Clayton Williams Energy*	765	58
Clean Energy Fuels*	2,390	30
Cobalt International Energy*	3,124	48
Complete Production Services*	32,500	1,091
Contango Oil & Gas* (A)	500	29
Core Laboratories	981	112
CVR Energy*	2,700	51
Dresser-Rand Group*	1,300	65
Dril-Quip*	15,393	1,013
Energen	2,800	140
Energy XXI Bermuda*	640	20
EQT	4,532	248
EXCO Resources	3,300	34
Exterran Holdings*	1,510	14
Golar LNG (A)	3,200	142
Goodrich Petroleum* (A)	20,248	278
Gulf Island Fabrication	1,700	50
Gulfmark Offshore, Cl A*	13,030	547
Helix Energy Solutions Group*	1,800	28
Helmerich & Payne	2,821	165
Hercules Offshore*	9,373	42
HollyFrontier	6,972	163
Hornbeck Offshore Services*	11,410	354
Hyperdynamics*	9,260	23
ION Geophysical*	35,440	217
Key Energy Services*	53,748	831
Kodiak Oil & Gas, Cl Lithuanian*	7,600	72
Magnum Hunter Resources* (A)	55,405	299
McMoRan Exploration*	5,900	86
Murphy Oil	4,595	256
Nabors Industries*	12,988	225

Description	Shares	Market Value ($ Thousands)

Newfield Exploration*	7,121	$269
Newpark Resources*	40,845	388
Northern Oil And Gas* (A)	10,760	258
Oasis Petroleum*	12,640	368
Oceaneering International	11,380	525
Oil States International*	5,610	428
Overseas Shipholding Group (A)	1,426	16
Panhandle Oil and Gas, Cl A	600	20
Parker Drilling*	7,556	54
Patterson-UTI Energy	4,000	80
Penn Virginia	1,300	7
Pioneer Drilling*	1,400	14
Pioneer Natural Resources	4,364	391
Plains Exploration & Production*	3,200	118
Quicksilver Resources*	2,900	19
Range Resources	4,248	263
Resolute Energy*	26,370	285
RigNet*	519	9
Rosetta Resources*	12,520	545
Rowan*	2,496	76
SandRidge Energy*	10,700	87
SEACOR Holdings*	500	44
SM Energy	6,670	488
Stone Energy*	16,100	425
Superior Energy Services*	2,361	67
Swift Energy*	14,139	420
Tesoro*	23,300	544
Tidewater	9,240	456
USEC*	51,000	58
W&T Offshore	13,700	291
Western Refining (A)	21,700	288
Whiting Petroleum*	20,840	973
Willbros Group*	1,500	5
World Fuel Services	1,200	50

		18,081

Financials — 17.9%
1st Source	2,900	73
Acadia Realty Trust †	1,500	30
Advance America Cash Advance Centers	32,400	290
Affiliated Managers Group*	4,940	474
Alexander’s †	100	37
Alexandria Real Estate Equities †	1,100	76
Allied World Assurance Holdings	4,300	271
Allstate	15,569	427
Alterra Capital Holdings	23,135	547
American Assets Trust †	2,500	51
American Campus Communities †	1,000	42
American Capital*	8,900	60
American Capital Agency †	1,900	53
American Equity Investment Life Holding	4,000	42
American Financial Group	13,800	509
American National Insurance	700	51
Ameriprise Financial	6,693	332
Amerisafe*	1,639	38
Anworth Mortgage Asset †	31,500	198
Apartment Investment & Management, Cl A †	1,800	41
Apollo Commercial Real Estate Finance †	2,950	39

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Arch Capital Group*	900	$34
Ares Capital	13,829	214
Argo Group International
Holdings	8,007	232
Arthur J. Gallagher	1,800	60
Ashford Hospitality Trust †	4,800	38
Aspen Insurance Holdings	8,500	225
Associated Banc-Corp	3,600	40
Associated Estates Realty †	3,300	53
Assured Guaranty	6,000	79
Axis Capital Holdings	900	29
Banco Latinoamericano de Exportaciones, Cl E (A)	20,200	324
Bancorpsouth	9,351	103
Bank of Hawaii	900	40
Bank of the Ozarks	14,145	419
Berkshire Hills Bancorp	15,735	349
BioMed Realty Trust †	29,430	532
BlackRock Kelso Capital (A)	2,400	20
Boston Private Financial Holdings	23,259	185
Brandywine Realty Trust †	70,405	669
BRE Properties, Cl A †	1,000	50
Brookline Bancorp	1,200	10
Brown & Brown	1,000	23
Camden Property Trust †	600	37
Capstead Mortgage †	1,900	24
Cardinal Financial (A)	15,212	163
Cardtronics*	25,636	694
Cathay General Bancorp	2,100	31
CBL & Associates Properties †	44,196	694
Central Pacific Financial*	665	9
Chemical Financial	10,100	215
Chesapeake Lodging Trust †	3,000	46
Chimera Investment †	70,826	178
City National	500	22
CNA Financial	12,400	332
CNO Financial Group* (A)	55,868	353
CoBiz Financial	68,475	395
Colonial Properties Trust †	4,500	94
Comerica	18,181	469
Commerce Bancshares	1,603	61
CommonWealth †	13,100	218
Community Bank System (A)	11,300	314
Community Trust Bancorp	10,100	297
Cousins Properties †	14,402	92
CubeSmart †	3,500	37
CVB Financial	38,403	385
CYS Investments † (A)	4,400	58
DCT Industrial Trust †	9,100	47
DDR †	2,300	28
Delphi Financial Group, Cl A	1,100	49
DFC Global*	2,400	43
Digital Realty Trust †	7,971	531
Dime Community Bancshares	12,200	154
Douglas Emmett †	1,400	25
Duke Realty †	6,624	80
E*Trade Financial*	2,100	17
Eagle Bancorp*	28,449	414
East West Bancorp	15,340	303
EastGroup Properties †	2,100	91
Education Realty Trust †	68,892	705

Description	Shares	Market Value ($ Thousands)

Employers Holdings	23,504	$425
Endurance Specialty Holdings	17,549	671
Enstar Group*	400	39
Entertainment Properties Trust †	1,000	44
Equity Lifestyle Properties †	900	60
Equity One †	15,951	271
Erie Indemnity, Cl A	2,000	156
Essex Property Trust †	4,694	660
Evercore Partners, Cl A	700	19
Everest Re Group	4,400	370
Excel Trust †	33,676	404
Extra Space Storage †	2,600	63
FBL Financial Group, Cl A	2,500	85
Federal Realty Investment Trust †	500	45
Federated Investors, Cl B (A)	29,476	447
FelCor Lodging Trust* †	6,100	19
Fidelity National Financial, Cl A	3,700	59
Fifth Street Finance (A)	11,008	105
Fifth Third Bancorp	39,081	497
First American Financial	3,200	41
First BanCorp* (A)	1,660	6
First Cash Financial Services*	1,400	49
First Financial Bancorp	10,290	171
First Financial Bankshares	900	30
First Horizon National	41,873	335
First Industrial Realty Trust* †	4,500	46
First Midwest Bancorp	33,700	341
First Niagara Financial Group	8,420	73
First Potomac Realty Trust †	36,530	477
FirstMerit	47,348	716
Flagstone Reinsurance Holdings	6,300	52
Flushing Financial	1,600	20
FNB (Pennsylvania)	11,200	127
Forest City Enterprises, Cl A*	3,300	39
Franklin Street Properties †	5,100	51
Fulton Financial	4,400	43
GAMCO Investors, Cl A	400	17
Getty Realty †	3,100	43
GFI Group	37,700	155
Glimcher Realty Trust †	5,600	51
Government Properties Income Trust †	2,000	45
Green Dot, Cl A*	1,108	35
Greenlight Capital Re*	1,000	24
Hampton Roads Bankshares*	1,561	4
Hancock Holding	28,636	916
Hanover Insurance Group	12,795	447
Harleysville Group	5,446	308
Hatteras Financial †	1,900	50
HCC Insurance Holdings	1,700	47
Healthcare Realty Trust †	3,400	63
Hercules Technology Growth Capital	7,084	67
Hersha Hospitality Trust, Cl A †	4,600	22
Highwoods Properties †	13,980	415
Home Properties †	400	23
Horace Mann Educators (A)	20,593	282
Hospitality Properties Trust †	21,600	496
Host Hotels & Resorts †	24,374	360
Huntington Bancshares	102,300	562
IBERIABANK	12,996	641
Independent Bank (A)	800	22

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Infinity Property & Casualty	5,937	$337
Inland Real Estate †	8,500	65
Invesco Mortgage Capital †	2,400	34
Investors Real Estate Trust †	1,800	13
Janus Capital Group	1,700	11
Jefferies Group	900	12
Jones Lang LaSalle	470	29
Justice Holdings*	22,019	294
KBW (A)	700	11
Kemper	13,200	386
Kilroy Realty †	1,275	49
Knight Capital Group, Cl A* (A)	33,773	399
LaSalle Hotel Properties † (A)	20,525	497
Lexington Realty Trust †	38,167	286
Liberty Property Trust †	14,285	441
LTC Properties †	2,500	77
Macerich †	3,201	162
Mack-Cali Realty †	1,500	40
Manning & Napier, Cl A*	13,800	172
Markel*	100	41
MarketAxess Holdings	4,077	123
MB Financial	2,400	41
MBIA* (A)	5,600	65
MCG Capital	7,700	31
Meadowbrook Insurance Group (A)	68,132	728
Medical Properties Trust †	5,500	54
Mercury General	500	23
MFA Financial †	71,458	480
Mid-America Apartment Communities †	10,673	668
Montpelier Re Holdings	18,100	321
Moody’s	17,519	590
MSCI, Cl A*	2,800	92
NASDAQ OMX Group*	797	19
National Financial Partners*	29,055	393
National Health Investors †	800	35
National Penn Bancshares	20,351	172
National Retail Properties †	17,520	462
National Western Life Insurance, Cl A	200	27
Navigators Group*	800	38
NBT Bancorp	800	18
Nelnet, Cl A	932	23
Netspend Holdings*	19,060	154
Northfield Bancorp (A)	800	11
Northwest Bancshares	4,100	51
Ocwen Financial*	4,200	61
Old National Bancorp (A)	49,461	576
Old Republic International	4,000	37
Omega Healthcare Investors †	5,100	99
One Liberty Properties †	140	2
Oriental Financial Group	13,000	157
Oritani Financial	4,100	52
Pacific Capital Bancorp*	7,106	201
PacWest Bancorp	16,092	305
Park National (A)	300	20
Parkway Properties †	16,600	164
PartnerRe	7,619	489
Pebblebrook Hotel Trust †	2,300	44
PennantPark Investment	4,200	42
Pennsylvania †	27,100	283

Description	Shares	Market Value ($ Thousands)

People’s United Financial	9,000	$116
PHH*	1,000	11
Pinnacle Financial Partners*	15,770	255
Platinum Underwriters Holdings	8,949	305
Popular*	46,600	65
Portfolio Recovery Associates* (A)	400	27
Post Properties †	1,200	52
PrivateBancorp, Cl A	8,400	92
ProAssurance	11,644	929
Prospect Capital (A)	5,940	55
Prosperity Bancshares	11,430	461
Protective Life	1,100	25
Provident Financial Services	13,609	182
PS Business Parks †	800	44
RAIT Financial Trust † (A)	13,999	66
Ramco-Gershenson Properties †	2,300	23
Raymond James Financial	1,500	47
Rayonier †	1,200	54
Realty Income †	1,400	49
Redwood Trust † (A)	1,200	12
Regency Centers †	700	26
Regions Financial	49,700	214
Reinsurance Group of America, Cl A	12,333	644
RenaissanceRe Holdings	700	52
Resource Capital † (A)	2,600	15
RLI	800	58
S&T Bancorp (A)	5,000	98
Sabra Health Care †	2,365	29
Safeguard Scientifics*	29,979	473
Sandy Spring Bancorp	17,058	299
Senior Housing Properties Trust †	3,100	70
Signature Bank NY*	18,202	1,092
Solar Capital	9,642	213
Sovran Self Storage †	1,800	77
StanCorp Financial Group	11,800	434
Starwood Property Trust †	2,300	43
Sterling Financial*	9,178	153
Stifel Financial*	11,400	365
Strategic Hotels & Resorts* †	8,200	44
Sun Communities † (A)	1,400	51
Sunstone Hotel Investors* †	5,100	42
Susquehanna Bancshares	44,285	371
SVB Financial Group*	600	29
SWS Group	39,800	273
Synovus Financial (A)	145,973	206
Tanger Factory Outlet Centers †	2,000	59
Taubman Centers †	1,400	87
TCF Financial	33,746	348
Texas Capital Bancshares*	2,000	61
Tower Bancorp	900	26
Tower Group	2,965	60
Transatlantic Holdings	1,300	71
Trustmark (A)	900	22
Two Harbors Investment †	4,900	45
UDR †	2,633	66
Umpqua Holdings	1,200	15
United Bankshares	4,300	122
United Fire & Casualty	4,000	81
Unum Group	36,883	777
Validus Holdings	28,650	902

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Valley National Bancorp	6,410	$79
ViewPoint Financial Group	3,900	51
Waddell & Reed Financial, Cl A	900	22
Walter Investment Management	1,164	24
Washington Federal	1,500	21
Washington Real Estate Investment Trust †	2,400	66
Webster Financial	30,180	615
Weingarten Realty Investors †	1,600	35
WesBanco (A)	12,800	249
Westamerica Bancorporation	900	40
Western Alliance Bancorp*	97,910	610
White Mountains Insurance Group	100	45
Willis Group Holdings	10,038	389
Wintrust Financial	600	17
World Acceptance* (A)	800	59
WSFS Financial	400	14
Zions Bancorporation	60,858	991

		52,082

Health Care — 11.0%
Abaxis*	1,600	44
Accuray* (A)	4,734	20
Achillion Pharmaceuticals*	17,380	133
Affymax*	2,452	16
Affymetrix* (A)	4,300	18
Air Methods*	600	51
Akorn*	18,463	205
Alere*	2,690	62
Align Technology*	3,800	90
Alkermes*	4,000	70
Allscripts Healthcare Solutions*	54,940	1,040
Amarin ADR*	32,305	242
Amedisys*	4,911	54
AMERIGROUP*	8,780	519
AmerisourceBergen	5,525	205
Amsurg* (A)	11,659	304
Amylin Pharmaceuticals*	3,200	36
Ardea Biosciences*	12,172	205
Ariad Pharmaceuticals*	29,272	359
Arqule*	25,250	142
Arthrocare*	2,478	79
ATHENAHEALTH INC* (A)	1,600	79
AVEO Pharmaceuticals*	13,488	232
BioMarin Pharmaceuticals*	2,100	72
Bio-Reference Labs*	1,000	16
Brookdale Senior Living, Cl A*	1,700	29
Capital Senior Living*	200	2
CareFusion*	36,921	938
Catalyst Health Solutions*	17,550	913
Centene*	15,570	616
Cepheid*	12,660	436
Charles River Laboratories International*	700	19
Chemed	800	41
Community Health Systems*	2,037	35
Computer Programs & Systems	800	41
Conmed*	16,515	424
Cooper	10,510	741
Covance*	1,500	69
Coventry Health Care*	15,800	480

Description	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals*	2,000	$79
Cyberonics* (A)	21,967	736
DexCom*	3,400	32
Emergent Biosolutions*	1,200	20
Emeritus* (A)	1,400	24
Endo Pharmaceuticals Holdings*	11,842	409
Enzon Pharmaceuticals* (A)	2,600	17
Exelixis* (A)	32,210	152
Forest Laboratories*	6,700	203
Gen-Probe*	10,960	648
Gentiva Health Services*	700	5
Geron* (A)	8,900	13
Greatbatch*	27,715	612
Haemonetics*	800	49
Halozyme Therapeutics*	2,500	24
Health Management Associates, Cl A*	5,100	38
Health Net*	12,340	375
Healthsouth*	36,263	641
Healthspring*	8,690	474
Healthways*	3,400	23
HeartWare International*	5,398	372
Hill-Rom Holdings	1,400	47
HMS Holdings*	20,250	648
Hologic*	27,887	488
Human Genome Sciences*	4,900	36
Humana	5,500	482
Idexx Laboratories*	1,000	77
Immunogen*	23,510	272
Impax Laboratories*	2,000	40
Incyte*	19,750	297
Insulet*	18,470	348
InterMune*	6,220	78
IPC The Hospitalist*	9,630	440
Ironwood Pharmaceuticals, Cl A*	33,595	402
Isis Pharmaceuticals* (A)	3,300	24
Kindred Healthcare*	3,321	39
LHC Group*	500	6
LifePoint Hospitals*	9,900	368
Lincare Holdings	1,800	46
Magellan Health Services*	11,010	545
MannKind* (A)	9,300	23
MAP Pharmaceuticals*	12,090	159
Masimo*	1,600	30
MedAssets*	6,270	58
Medicis Pharmaceutical, Cl A	900	30
Mednax*	13,985	1,007
Meridian Bioscience	2,500	47
Merit Medical Systems*	3,125	42
Metropolitan Health Networks*	46,200	345
Mettler Toledo International*	500	74
Micromet*	9,600	69
MWI Veterinary Supply*	4,082	271
Myriad Genetics*	2,200	46
Nektar Therapeutics* (A)	9,000	50
Neogen*	900	28
NuVasive*	8,240	104
NxStage Medical*	18,440	328
Obagi Medical Products*	1,600	16
Omnicare (A)	3,200	110
Omnicell*	1,300	21
Onyx Pharmaceuticals*	9,810	431

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Optimer Pharmaceuticals*	8,800	$108
Orthofix International*	4,400	155
Owens & Minor	950	26
Par Pharmaceutical*	13,000	426
Parexel International*	20,870	433
Patterson	10,047	297
PDL BioPharma (A)	31,100	193
PerkinElmer	2,800	56
Pharmacyclics*	10,450	155
Pharmasset*	2,216	284
PharMerica*	1,950	30
PSS World Medical*	1,400	34
QIAGEN*	4,760	66
Quest Diagnostics	6,140	356
Questcor Pharmaceuticals*	13,000	541
Regeneron Pharmaceuticals*	2,328	129
ResMed*	4,239	108
Salix Pharmaceuticals*	30,764	1,472
Sciclone Pharmaceuticals* (A)	41,200	177
Seattle Genetics* (A)	17,588	294
Select Medical Holdings*	6,100	52
Sirona Dental Systems*	6,445	284
SonoSite*	1,500	81
STERIS	20,660	616
SXC Health Solutions*	20,780	1,174
Symmetry Medical*	1,500	12
Techne	900	61
Tenet Healthcare*	14,100	72
Theravance* (A)	1,400	31
Thoratec*	1,500	50
Tornier BV*	4,991	90
United Therapeutics*	4,714	223
Universal Health Services, Cl B	1,700	66
US Physical Therapy	900	18
Viropharma*	2,500	68
Volcano*	19,230	457
WellCare Health Plans*	6,840	359
West Pharmaceutical Services	1,100	42
Zoll Medical*	15,540	982

		32,073

Industrials — 16.0%
AAON	2,250	46
AAR	1,100	21
ABM Industries	2,100	43
Acacia Research - Acacia Technologies*	1,500	55
ACCO Brands* (A)	9,200	89
Actuant, Cl A	18,755	426
Acuity Brands	500	26
Advisory Board*	11,260	836
Aecom Technology*	1,800	37
Aerovironment*	1,600	50
AGCO*	28,393	1,220
Aircastle	31,832	405
Alaska Air Group*	800	60
Albany International, Cl A (A)	11,100	257
Alliant Techsystems	715	41
American Superconductor* (A)	5,422	20
Ametek	12,776	538
Ampco-Pittsburgh (A)	8,000	155
AMR*	4,000	1

Description	Shares	Market Value ($ Thousands)

AO Smith	1,100	$44
Arkansas Best	900	17
Atlas Air Worldwide Holdings*	6,480	249
Barnes Group	1,100	26
BE Aerospace*	23,844	923
Beacon Roofing Supply*	7,448	151
Belden	19,580	652
Blount International*	5,419	79
Brady, Cl A	21,425	676
Brink’s	3,100	83
Calgon Carbon*	5,791	91
Carlisle	1,800	80
Chart Industries*	6,301	341
Chicago Bridge & Iron	80	3
Cintas	11,431	398
Clarcor	1,200	60
Clean Harbors*	4,514	288
Colfax* (A)	14,070	401
Con-way	600	18
Copa Holdings, Cl A	900	53
Copart*	1,200	57
Corporate Executive Board	1,100	42
Corrections Corp of America*	15,510	316
CoStar Group*	10,780	719
Courier	5,144	60
Covanta Holding	3,100	42
Crane	600	28
Cubic	8,179	357
Curtiss-Wright	900	32
Deluxe (A)	11,400	259
DigitalGlobe* (A)	29,290	501
Dollar Thrifty Automotive Group*	2,333	164
Donaldson	900	61
Dover	6,217	361
Dycom Industries*	19,385	406
EMCOR Group	34,167	916
EnergySolutions*	3,600	11
EnerNOC*	1,300	14
EnPro Industries*	5,991	198
Equifax	2,000	78
ESCO Technologies	14,276	411
Esterline Technologies*	4,300	241
Flowserve	3,456	343
Fluor	7,034	353
Forward Air	4,163	134
Franklin Electric	5,485	239
FTI Consulting*	1,400	59
G&K Services	24,730	720
Gardner Denver	9,690	747
GATX	700	31
Generac Holdings*	4,034	113
General Cable*	9,047	226
Genesee & Wyoming, Cl A*	8,210	497
Geo Group*	11,640	195
GeoEye*	700	16
Gorman-Rupp	1,562	42
Graco	600	24
GrafTech International*	2,200	30
Granite Construction (A)	5,570	132
Great Lakes Dredge & Dock	3,253	18
Harsco	3,200	66
Hawaiian Holdings*	44,735	259

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Heartland Express	2,631	$38
HEICO	1,409	82
Heidrick & Struggles International	411	9
Herman Miller	1,500	28
Hertz Global Holdings*	4,900	57
Hexcel*	23,530	570
Higher One Holdings* (A)	3,956	73
HNI (A)	3,926	103
HUB Group, Cl A*	1,400	45
IDEX	19,210	713
IHS, Cl A*	800	69
II-VI*	2,000	37
Interface, Cl A (A)	64,800	748
Interline Brands*	1,300	20
International Shipholding (A)	5,600	105
JB Hunt Transport Services	11,260	507
JetBlue Airways*	45,100	235
John Bean Technologies	15,172	233
Kadant* (A)	22,938	519
Kaman	2,096	57
Kansas City Southern*	12,236	832
Kaydon (A)	26,413	806
KBR	4,000	112
Kelly Services, Cl A	1,200	16
Kennametal	16,922	618
Keyw Holding*	27,290	202
Kirby*	10,390	684
Knoll	1,200	18
L-3 Communications Holdings	6,300	420
Landstar System	1,100	53
Layne Christensen*	1,000	24
Lennox International	2,400	81
Lincoln Electric Holdings	14,006	548
Localiza Rent a Car	21,210	291
Manitowoc	1,690	15
Marten Transport	1,400	25
MasTec*	5,300	92
Mcgrath Rentcorp	1,900	55
Meritor*	41,960	223
Middleby*	7,230	680
Miller Industries	8,900	140
Moog, Cl A*	21,585	948
MSC Industrial Direct, Cl A	700	50
Mueller Industries	500	19
Mueller Water Products, Cl A	6,176	15
NACCO Industries, Cl A	400	36
Navistar International*	8,343	316
Nordson	1,300	53
Northwest Pipe*	9,660	221
Old Dominion Freight Line*	11,020	447
Orbital Sciences* (A)	9,117	132
Orion Marine Group*	19,166	127
Oshkosh Truck*	8,700	186
Owens Corning*	18,930	544
Pall	4,405	252
Pentair	500	17
Polypore International*	2,150	95
Quanex Building Products	23,730	356
Quanta Services*	3,656	79
RBC Bearings*	11,370	474
Regal-Beloit	600	31

Description	Shares	Market Value ($ Thousands)

Republic Services	18,228	$502
Resources Connection	2,600	28
Robbins & Myers	15,550	755
Robert Half International	1,400	40
Roper Industries	7,842	681
RPX*	22,875	289
RR Donnelley & Sons	15,000	216
RSC Holdings*	1,700	31
Ryder System	8,900	473
School Specialty*	14,116	35
Shaw Group*	630	17
Simpson Manufacturing	13,650	460
Skywest (A)	11,800	149
Spirit Aerosystems Holdings, Cl A*	13,584	282
Spirit Airlines*	600	9
SPX	600	36
Standex International	6,300	215
Stanley Black & Decker	4,624	313
Steelcase, Cl A	4,600	34
Swisher Hygiene, Cl Common Subscription Receipt* (B)	7,621	29
SYKES Enterprises*	28,368	444
TAL International Group (A)	19,140	551
Teledyne Technologies*	10,610	582
Teleflex	12,292	753
Terex*	12,797	173
Tetra Tech*	37,983	820
Thermon Group Holdings*	16,620	293
Thomas & Betts*	1,000	55
Timken	1,200	46
Toro	700	42
Towers Watson, Cl A	11,377	682
TransDigm Group*	500	48
Trex*	10,871	249
Triumph Group	4,196	245
TrueBlue*	38,205	530
Tutor Perini*	3,700	46
Unifirst	644	37
United Rentals*	38,320	1,132
United Stationers	1,000	33
Universal Forest Products	1,908	59
URS*	8,200	288
US Airways Group*	37,240	189
USG*	1,100	11
UTI Worldwide	2,500	33
Valmont Industries	4,395	399
Vicor	2,300	18
Wabtec	1,800	126
Waste Connections	1,800	60
Watsco	600	39
Watts Water Technologies, Cl A (A)	7,156	245
Werner Enterprises	1,900	46
WESCO International*	5,692	302
Woodward	1,400	57
Xylem	5,350	137
Zipcar* (A)	4,449	60

		46,482

Information Technology — 16.4%
ACI Worldwide*	2,927	84

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Acme Packet*	12,104	$374
Active Network*	5,384	73
Adobe Systems*	14,432	408
Adtran (A)	27,415	827
Advanced Energy Industries*	1,400	15
Advent Software*	1,000	24
Akamai Technologies*	20,650	667
Alliance Data Systems*	1,219	127
Analog Devices	8,744	313
Anixter International*	500	30
Ansys*	14,386	824
AOL*	2,700	41
Applied Micro Circuits*	8,940	60
Ariba*	13,230	371
Arris Group*	7,200	78
Arrow Electronics*	1,900	71
Aruba Networks* (A)	21,502	398
Aspen Technology*	32,570	565
Atmel*	12,100	98
ATMI*	800	16
Avnet*	8,300	258
Benchmark Electronics*	26,482	357
Black Box	5,800	163
Blackbaud	1,000	28
Blue Coat Systems*	1,100	28
Booz Allen Hamilton Holding, Cl A*	16,370	282
Bottomline Technologies*	2,964	69
Broadridge Financial Solutions	1,700	38
BroadSoft* (A)	12,970	392
Brocade Communications Systems*	114,416	594
CACI International, Cl A*	6,223	348
Cadence Design Systems*	141,120	1,468
Cavium*	6,050	172
Checkpoint Systems*	1,100	12
Ciena*	1,200	15
Cognex	1,400	50
Coherent*	13,272	694
CommVault Systems*	1,400	60
Computer Sciences	5,000	119
Comtech Telecommunications	9,176	263
Concur Technologies*	10,810	549
Constant Contact*	800	19
Convergys*	16,700	213
CoreLogic*	1,800	23
Cornerstone OnDemand*	2,249	41
Cree*	1,902	42
CSG Systems International*	16,700	246
CTS	17,700	163
Cymer*	600	30
Cypress Semiconductor	25,200	426
DealerTrack Holdings*	35,157	958
Deltek* (A)	4,647	46
Dice Holdings*	4,160	34
Diebold	8,643	260
Digital River*	30,612	460
Diodes*	1,800	38
DST Systems	600	27
Earthlink	66,580	429
Echo Global Logistics*	1,761	28
EchoStar, Cl A*	2,900	61

Description	Shares	Market Value ($ Thousands)

Electronics for Imaging*	1,300	$18
Emulex*	37,444	257
Entegris*	43,990	384
Equinix*	800	81
Euronet Worldwide*	1,400	26
F5 Networks*	6,196	657
Fabrinet*	17,810	244
Factset Research Systems	800	70
Fair Isaac	800	29
Fairchild Semiconductor International*	56,380	679
FARO Technologies*	1,300	60
FEI*	1,500	61
Fidelity National Information Services	11,610	309
Finisar*	25,340	424
Flir Systems	2,400	60
Formfactor* (A)	1,169	6
Forrester Research*	1,400	48
Fortinet*	12,895	281
Gartner*	2,600	90
Genpact*	1,200	18
Global Payments	1,700	81
Harris	11,700	422
Heartland Payment Systems	3,000	73
Hittite Microwave*	6,680	330
IAC	18,290	779
Informatica*	6,080	224
Inphi*	16,100	193
Integrated Device Technology*	54,030	295
InterDigital	1,000	44
Intermec*	29,357	201
International Rectifier*	13,780	268
Intersil, Cl A	4,300	45
IntraLinks Holdings*	1,130	7
IPG Photonics*	900	31
Ixia* (A)	20,880	219
j2 Global	13,130	369
Jabil Circuit	44,070	866
JDA Software Group*	1,800	58
JDS Uniphase*	2,700	28
Jive Software*	24,237	388
Kla-Tencor	6,600	318
Lattice Semiconductor*	45,150	268
Lexmark International, Cl A	6,100	202
Limelight Networks* (A)	1,566	5
Liquidity Services*	6,900	255
Littelfuse	800	34
LivePerson*	28,298	355
LogMein*	9,283	358
LoopNet*	1,700	31
Loral Space & Communications*	800	52
LSI Logic*	13,100	78
Magnachip Semiconductor*	20,970	157
Manhattan Associates*	4,119	167
Mantech International, Cl A	900	28
MAXIMUS	1,200	50
Measurement Specialties*	2,900	81
Mellanox Technologies*	14,935	485
Mentor Graphics*	2,400	33
Methode Electronics (A)	2,700	22
Micrel	7,000	71

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Micros Systems*	8,705	$405
Microsemi*	1,300	22
MicroStrategy, Cl A*	3,450	374
Mindspeed Technologies*	24,090	110
Molex (A)	16,153	385
Monolithic Power Systems*	24,786	373
Monster Worldwide*	1,600	13
MTS Systems	1,000	41
NCR*	2,700	44
Netgear*	11,240	377
Netlogic Microsystems*	1,100	54
Netscout Systems*	16,329	287
NetSuite* (A)	1,400	57
NeuStar, Cl A*	1,000	34
NIC	4,100	55
Novellus Systems*	1,600	66
Nuance Communications*	5,900	148
Omnivision Technologies*	1,400	17
ON Semiconductor*	11,300	87
OpenTable* (A)	10,050	393
OSI Systems*	1,300	63
Parametric Technology*	47,789	873
Pegasystems	5,836	172
Photronics*	29,800	181
Plantronics	1,100	39
Plexus*	1,500	41
PMC - Sierra*	8,500	47
Polycom*	8,000	130
Power Integrations	22,619	750
Pulse Electronics	19,700	55
QLIK Technologies*	31,228	756
QLogic*	150	2
Quality Systems	1,000	37
Rackspace Hosting*	2,100	90
Rambus*	1,900	14
RealD*	2,286	18
RealNetworks	2,800	21
RealPage*	6,250	158
RF Micro Devices*	7,340	40
Riverbed Technology*	26,964	634
Rofin-Sinar Technologies*	1,100	25
Rovi*	2,724	67
Rubicon Technology*	404	4
S1*	3,900	37
SAIC*	27,800	342
Sapient	56,970	718
Scansource*	4,632	167
Seagate Technology	29,200	479
Semtech*	3,100	77
ServiceSource International*	33,010	518
Silicon Graphics International* (A)	2,400	27
Silicon Laboratories*	9,785	425
Skyworks Solutions*	36,540	593
SolarWinds* (A)	40,469	1,131
Solera Holdings	900	40
Sonus Networks*	21,550	52
Standard Microsystems*	2,100	54
STEC*	3,349	29
SunPower, Cl A*	329	2
Symantec*	23,509	368
Synaptics* (A)	3,844	116

Description	Shares	Market Value ($ Thousands)

Synopsys*	31,264	$850
Syntel	19,335	904
Take-Two Interactive Software*	2,400	32
Taleo, Cl A*	9,390	363
Tech Data*	8,900	440
Tekelec*	3,400	37
TeleTech Holdings*	5,391	87
Tellabs	22,081	89
Teradyne*	30,340	413
Tessera Technologies*	7,747	130
TIBCO Software*	20,240	484
TiVo*	2,000	18
TNS* (A)	13,401	237
Total System Services	2,800	55
Trimble Navigation*	1,830	79
TriQuint Semiconductor*	4,100	20
Tyler Technologies*	1,277	38
Ultimate Software Group*	800	52
Ultra Clean Holdings*	36,880	225
Ultratech*	1,800	44
Unisys*	670	13
United Online (A)	29,700	162
Universal Display* (A)	6,830	251
Valueclick*	3,600	59
Veeco Instruments*	2,300	48
VeriFone Holdings*	30,938	1,099
Viasat* (A)	1,100	51
Virtusa*	1,600	23
Vishay Intertechnology*	47,165	424
Vishay Precision Group*	192	3
VistaPrint*	900	27
Volterra Semiconductor*	2,100	54
WebMD Health, Cl A*	1,121	42
Websense*	2,994	56
Western Digital*	13,200	409
Wright Express*	7,270	395
Xyratex	13,181	176
Zebra Technologies, Cl A*	7,152	256

		47,619

Materials — 5.4%
Airgas	1,600	125
AK Steel Holding	5,745	47
Albemarle	4,500	232
Alcoa	17,069	148
Allegheny Technologies	9,641	461
Allied Nevada Gold*	543	16
AMCOL International (A)	1,500	40
Aptargroup	1,800	94
Ashland	2,600	149
Balchem	1,400	57
Ball	7,703	275
Bemis	1,700	51
Boise	36,400	259
Buckeye Technologies	1,900	64
Cabot	900	29
Carpenter Technology	1,300	67
Century Aluminum*	5,100	43
Clearwater Paper*	800	28
Coeur d’Alene Mines*	3,300	80
Compass Minerals International	1,100	76
Crown Holdings*	4,800	161

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Cytec Industries	5,285	$236
Detour Gold* (B)	11,670	288
Domtar	4,200	336
Eagle Materials	700	18
Eastman Chemical	12,800	500
Ecolab	1,917	111
Ferro*	25,691	126
Georgia Gulf*	3,300	64
Glatfelter (A)	1,700	24
Globe Specialty Metals	5,200	70
Greif, Cl A	13,390	610
H.B. Fuller	6,825	158
Hecla Mining	8,100	42
Horsehead Holding* (A)	2,100	19
Huntsman	43,073	431
Innophos Holdings	11,894	577
International Flavors & Fragrances	900	47
Intrepid Potash*	700	16
Jaguar Mining*	6,405	41
James River Coal*	1,000	7
Kaiser Aluminum (A)	2,571	118
Koppers Holdings	480	16
Kraton Performance Polymers*	14,250	289
Martin Marietta Materials	700	53
Methanex	20,380	465
Minerals Technologies	7,374	417
Molycorp*	829	20
Noranda Aluminum Holding	6,400	53
Nucor	8,681	344
Olin	2,200	43
OM Group*	8,168	183
Owens-Illinois*	30,662	594
Packaging Corp of America	24,513	619
PolyOne	78,930	912
Reliance Steel & Aluminum	1,200	58
Rock-Tenn, Cl A	1,000	58
Rockwood Holdings*	1,000	39
Royal Gold	1,700	115
RPM International	3,100	76
RTI International Metals* (A)	23,736	551
Schnitzer Steel Industries, Cl A	400	17
Schulman A (A)	11,275	239
Schweitzer-Mauduit International	5,844	388
Scotts Miracle-Gro, Cl A	1,500	70
Sensient Technologies	15,310	580
Silgan Holdings	13,355	516
Solutia	33,740	583
Sonoco Products	1,400	46
Steel Dynamics	73,700	969
Stillwater Mining* (A)	44,050	461
STR Holdings*	1,765	14
Temple-Inland	2,300	73
Texas Industries	600	18
Thompson Creek Metals*	4,000	28
Titanium Metals	1,100	16
UFP Technologies*	13,800	204
US Gold*	4,734	16
Valspar	1,200	47
WR Grace*	1,400	64

		15,595

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.6%
AboveNet*	11,006	$716
Cincinnati Bell*	4,400	13
Clearwire, Cl A*	4,808	9
Consolidated Communications
Holdings (A)	1,600	30
Leap Wireless International*	3,400	32
Level 3 Communications*	4,006	68
Lumos Networks	1,400	21
MetroPCS Communications*	3,100	27
Neutral Tandem*	2,400	26
NTELOS Holdings	1,400	28
Price Communication*	3,800	0
SBA Communications, Cl A*	3,100	133
tw telecom, Cl A*	20,275	393
USA Mobility (A)	15,500	215
Windstream	2,944	35

		1,746

Utilities — 4.1%
AGL Resources	19,197	811
Allete	1,300	54
Alliant Energy	1,300	57
American States Water	1,700	60
American Water Works	2,200	70
Aqua America	269	6
Atmos Energy	2,500	84
Avista	15,500	399
Black Hills	700	24
California Water Service Group	2,800	51
CH Energy Group (A)	1,000	58
Chesapeake Utilities	6,951	301
Cleco	7,335	279
CMS Energy	18,100	400
Dynegy, Cl A*	12,014	33
Edison International	6,525	270
El Paso Electric	4,700	163
Empire District Electric (A)	4,400	93
GenOn Energy*	16,400	43
Great Plains Energy	58,008	1,263
Hawaiian Electric Industries	4,800	127
Idacorp	5,809	246
Integrys Energy Group	1,000	54
ITC Holdings	1,000	76
Laclede Group (A)	2,600	105
MDU Resources Group	5,300	114
MGE Energy (A)	1,600	75
National Fuel Gas	372	21
New Jersey Resources	750	37
Northeast Utilities	4,606	166
Northwest Natural Gas (A)	8,010	384
NorthWestern	2,600	93
NSTAR	1,100	52
NV Energy	3,400	56
OGE Energy	900	51
Otter Tail	1,800	40
Pepco Holdings	2,200	45
Piedmont Natural Gas	1,800	61
Pinnacle West Capital	4,800	231
PNM Resources	1,700	31
Portland General Electric (A)	61,856	1,564
SCANA	11,566	521

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

South Jersey Industries	88	$5
Southern Union	2,400	101
Southwest Gas	10,095	429
TECO Energy	33,707	645
UGI	16,700	491
UIL Holdings (A)	12,315	436
Unisource Energy	1,300	48
Vectren	2,100	64
Westar Energy	7,707	222
WGL Holdings	10,065	445
Xcel Energy	14,988	414

		11,969

Total Common Stock (Cost $262,409) ($ Thousands)		278,751

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P.
0.140%** †† (C)	15,232,524	14,980

Total Affiliated Partnership (Cost $15,233) ($ Thousands)		14,980

EXCHANGE TRADED FUNDS — 0.2%
iShares Russell 2000 Growth Index Fund	1,800	151
iShares Russell 2000 Index Fund	5,753	424

Total Exchange Traded Funds (Cost $568) ($ Thousands)		575

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14*	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	11,963,822	11,964

Total Cash Equivalent (Cost $11,964) ($ Thousands)		11,964

U.S. TREASURY OBLIGATION (D) (E) — 0.2%
U.S. Treasury Bills
0.050%, 09/20/12	$711	711

Total U.S. Treasury Obligation (Cost $711) ($ Thousands)		711

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	$—
Ligand Pharma Expires 01/05/12	29,750	—

Total Rights (Cost $—) ($Thousands)		—

Total Investments — 105.6% (Cost $290,885) ($ Thousands) ‡		$306,981

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	59	Mar-2012	$72
S&P Mid 400 Index E-MINI	45	Mar-2012	48

			$120

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $290,707 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $14,845 ($ Thousands)

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $14,980 ($Thousands).

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $290,885 ($ Thousands), and the unrealized appreciation and depreciation were $38,218 ($ Thousands) and ($22,120) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2011

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$278,751	$—	$—	$278,751
Affiliated Partnership	—	14,980	—	14,980
Exchange Traded Funds	575	—	—	575
Rights	—	—	—	—
Warrant	—	—	—	—
U.S. Treasury Obligation	—	711	—	711
Cash Equivalent	11,964	—	—	11,964

Total Investments in Securities	$291,290	$15,691	$—	$306,981

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$120	$—	$—	$120

Total Other Financial Instruments	$120	$—	$—	$120

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 15.2%
Abercrombie & Fitch, Cl A	3,000	$146
American Eagle Outfitters	32,445	496
Ascena Retail Group*	300	9
Autoliv (A)	900	48
Bed Bath & Beyond*	700	41
BorgWarner* (A)	7,400	472
Career Education*	400	3
Coach	7,000	427
Deckers Outdoor*	3,400	257
DeVry	1,100	42
Dick’s Sporting Goods	5,700	210
Dollar Tree*	1,580	131
Federal Mogul, Cl A*	3,000	44
Fossil*	2,800	222
Genuine Parts	2,200	135
Global Sources*	2,100	10
Harley-Davidson	23,379	909
Harman International Industries	1,900	72
Hasbro	14,292	456
International Game Technology	37,349	642
Interpublic Group	36,042	351
Jarden	1,700	51
Lear	2,600	103
Liberty Interactive, Cl A*	1,500	24
Liberty Media - Liberty Capital, Cl A	513	40
Limited Brands (A)	2,100	85
LKQ*	1,500	45
Lululemon Athletica* (A)	5,500	257
Marriott International, Cl A	15,800	461
McGraw-Hill	3,200	144
Michael Kors Holdings*	9,600	262
NetFlix* (A)	1,900	132
Newell Rubbermaid	40,030	646
Panera Bread, Cl A*	800	113
PetSmart	1,000	51
Polaris Industries (A)	1,900	106
Ross Stores	300	14
Royal Caribbean Cruises (A)	25,165	623
Sally Beauty Holdings*	18,400	389
Scripps Networks Interactive, Cl A	9,098	386
Sirius XM Radio* (A)	247,800	451
Sotheby’s	5,700	163
Staples	3,800	53
Sturm Ruger	100	3
Tempur-Pedic International*	4,200	221
Tesla Motors* (A)	6,000	171
Toll Brothers*	18,600	380
True Religion Apparel*	200	7
TRW Automotive Holdings*	2,700	88
Ulta Salon Cosmetics & Fragrance*	400	26
Urban Outfitters* (A)	10,950	302
WABCO Holdings*	800	35
Whirlpool (A)	2,000	95
Williams-Sonoma	2,900	112
WMS Industries* (A)	24,790	509
Wyndham Worldwide	3,000	114

Description	Shares	Market Value ($ Thousands)

Wynn Resorts (A)	2,400	$265

		12,050

Consumer Staples — 4.0%
Avon Products	6,300	110
Bunge	2,000	114
Coca-Cola Enterprises	4,600	119
Constellation Brands, Cl A*	20,173	417
Corn Products International	700	37
Diamond Foods (A)	4,370	141
Green Mountain Coffee Roasters* (A)	3,300	148
Hansen Natural*	1,130	104
Hormel Foods	1,400	41
Kroger	21,233	514
Lorillard	1,330	152
Molson Coors Brewing, Cl B	14,219	619
Smithfield Foods*	3,800	92
SYSCO (A)	14,136	415
Tyson Foods, Cl A	5,900	122

		3,145

Energy — 7.6%
Cameron International*	13,400	659
CARBO Ceramics	1,700	210
Concho Resources*	7,600	713
Consol Energy	2,900	107
Core Laboratories	3,600	410
EQT	5,694	312
Helmerich & Payne	700	41
HollyFrontier	4,500	105
Laredo Petroleum Holdings*	5,500	123
Marathon Oil	3,100	91
Marathon Petroleum	1,750	58
Murphy Oil	8,173	456
Nabors Industries*	16,318	283
Newfield Exploration*	18,347	692
Oceaneering International	2,200	102
Peabody Energy	3,500	116
Pioneer Natural Resources	5,480	490
QEP Resources	3,400	100
Range Resources	11,337	702
RPC (A)	4,300	78
SEACOR Holdings*	420	37
SM Energy	510	37
Valero Energy	3,100	65

		5,987

Financials — 13.9%
Aflac	1,100	48
Allied World Assurance Holdings	200	13
Allstate	19,560	536
American Capital Agency †	500	14
American Capital Mortgage Investment †	500	9
American Financial Group	1,100	40
Ameriprise Financial	9,803	487
Annaly Capital Management †	9,200	147
Assurant	800	33
BOK Financial (A)	6,300	346
Chatham Lodging Trust †	2,200	24
Chimera Investment † (A)	14,200	36
Comerica	22,843	589

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

CommonWealth †	5,250	$87
Corporate Office Properties Trust †	3,300	70
DDR †	1,200	15
Digital Realty Trust † (A)	7,532	502
Discover Financial Services	5,000	120
E*Trade Financial*	1,100	9
Endurance Specialty Holdings	12,063	461
Everest Re Group	40	3
Federated Investors, Cl B (A)	20,967	318
Fifth Third Bancorp	59,899	762
First Niagara Financial Group	7,500	65
Forest City Enterprises, Cl A*	400	5
Franklin Street Properties †	1,100	11
Genworth Financial, Cl A*	14,200	93
Getty Realty †	700	10
HCC Insurance Holdings	3,400	93
Hospitality Properties Trust †	4,300	99
Host Hotels & Resorts †	30,603	452
Huntington Bancshares	20,300	112
Inland Real Estate †	5,800	44
Interactive Brokers Group, Cl A	1,000	15
Janus Capital Group	800	5
Jones Lang LaSalle	1,100	67
Keycorp	16,800	129
Liberty Property Trust †	16,202	500
Mack-Cali Realty †	400	11
Moody’s (A)	10,300	347
Nelnet, Cl A	1,300	32
PartnerRe	6,427	413
PennyMac Mortgage Investment Trust †	700	12
ProLogis †	9,877	282
Raymond James Financial (A)	500	15
Regions Financial	16,000	69
Reinsurance Group of America, Cl A	8,745	457
Resource Capital † (A)	4,600	26
Sabra Health Care †	2,100	25
SLM	8,800	118
SunTrust Banks	6,900	122
Synovus Financial (A)	96,631	136
T. Rowe Price Group	8,100	461
TCF Financial (A)	23,854	246
Unum Group	26,774	564
Vornado Realty Trust †	1,435	110
Washington Federal	500	7
Willis Group Holdings	12,603	489
Winthrop Realty Trust †	2,900	30
XL Group, Cl A	5,300	105
Zions Bancorporation (A)	33,305	542

		10,988

Health Care — 11.3%
Agilent Technologies*	10,900	381
Alexion Pharmaceuticals*	7,700	551
AmerisourceBergen	6,942	258
Brookdale Senior Living, Cl A*	23,800	414
Bruker BioSciences*	13,900	173
C.R. Bard	1,000	85
CareFusion*	23,993	610

Description	Shares	Market Value ($ Thousands)

Charles River Laboratories
International*	700	$19
Cigna	3,100	130
Coventry Health Care*	12,500	380
Covidien	700	31
Health Net*	2,400	73
HealthSouth*	21,821	385
Hill-Rom Holdings	2,100	71
Hologic*	24,924	436
Humana	8,000	701
Illumina* (A)	4,400	134
Intuitive Surgical*	200	93
Life Technologies*	2,800	109
Lincare Holdings (A)	13,600	350
Myriad Genetics*	400	8
Patterson	11,241	332
PerkinElmer	4,500	90
Perrigo (A)	3,620	352
Quest Diagnostics (A)	7,714	448
Sirona Dental Systems*	6,700	295
STERIS (A)	14,314	427
SXC Health Solutions*	2,000	113
Thoratec*	9,900	332
United Therapeutics*	300	14
Valeant Pharmaceuticals International*	15,300	714
Vertex Pharmaceuticals*	5,300	176
Warner Chilcott, Cl A*	4,600	70
Watson Pharmaceuticals*	500	30
Zimmer Holdings	2,300	123

		8,908

Industrials — 16.0%
AGCO*	7,900	340
Air Lease, Cl A* (A)	15,300	363
Alliant Techsystems (A)	700	40
Ametek	2,600	109
Armstrong World Industries* (A)	8,600	378
Avis Budget Group* (A)	17,400	187
Babcock & Wilcox*	600	14
Carlisle	9,800	434
Cintas (A)	15,052	524
Cooper Industries, Cl A	5,900	320
Copart*	1,300	62
CSX	200	4
Cummins	4,430	390
Dover	7,811	453
DXP Enterprises*	400	13
Eaton	1,200	52
Emerson Electric	600	28
Exelis	2,600	24
Flowserve (A)	4,341	431
Fluor	8,837	444
Gardner Denver	1,380	106
General Dynamics	200	13
Goodrich	800	99
IHS, Cl A*	4,700	405
Ingersoll-Rand	2,000	61
JB Hunt Transport Services (A)	8,500	383
KBR	3,600	101
Kennametal	2,500	91
L-3 Communications Holdings	1,700	113

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Lennox International	2,700	$91
Manpower	2,100	75
MSC Industrial Direct, Cl A	3,900	279
Norfolk Southern	400	29
Owens Corning*	3,100	89
Pall	12,100	692
Parker Hannifin	5,510	420
Republic Services	26,900	741
Rockwell Automation	500	37
Roper Industries	4,470	388
Spirit Aerosystems Holdings, Cl A* (A)	16,460	342
Stanley Black & Decker	5,810	393
Stericycle* (A)	5,000	390
Teleflex (A)	7,244	444
Timken	600	23
Towers Watson, Cl A	6,663	399
TransDigm Group*	4,700	450
Wabtec	7,300	511
WW Grainger (A)	4,660	872

		12,647

Information Technology — 16.9%
Activision Blizzard	7,900	98
Adobe Systems*	18,121	512
Alliance Data Systems* (A)	5,970	620
Analog Devices	10,986	393
Aruba Networks* (A)	11,400	211
Autodesk*	3,500	106
Avago Technologies	15,500	447
Avnet*	3,700	115
BMC Software*	1,300	43
Brocade Communications Systems*	70,837	368
CA	5,600	113
CGI Group, Cl A*	10,300	194
Citrix Systems*	7,200	437
Concur Technologies* (A)	4,800	244
Dolby Laboratories, Cl A*	1,800	55
F5 Networks*	4,400	467
Factset Research Systems (A)	2,900	253
Fairchild Semiconductor International*	2,000	24
Fidelity National Information Services	16,286	433
Fiserv*	2,000	117
FleetCor Technologies*	8,700	260
Fortinet*	12,300	268
Freescale Semiconductor Holdings I* (A)	18,500	234
Intuit	2,400	126
Jabil Circuit	4,800	94
Kla-Tencor (A)	7,800	376
Marvell Technology Group*	5,600	77
Mastercard, Cl A	240	89
Microchip Technology (A)	10,800	396
Micros Systems*	7,800	364
Molex (A)	17,781	424
Motorola Solutions	1,800	83
NetApp*	7,500	272
Nuance Communications* (A)	16,700	420
Nvidia*	4,600	64

Description	Shares	Market Value ($ Thousands)

OpenTable* (A)	4,200	$165
PMC - Sierra*	1,200	7
Polycom*	24,168	394
Rackspace Hosting* (A)	6,400	275
Red Hat*	9,400	388
SAIC*	5,900	73
Salesforce.com*	2,000	203
SanDisk*	2,700	133
Symantec*	29,536	462
Synopsys*	24,348	662
TE Connectivity	11,100	342
Tech Data*	1,800	89
TIBCO Software*	6,700	160
Total System Services	2,000	39
VeriFone Holdings*	7,400	263
Xerox	15,900	127
Xilinx	13,400	430
Zebra Technologies, Cl A*	5,800	207
Zynga, Cl A*	18,000	170

		13,386

Materials — 6.1%
Alcoa	22,730	197
Allegheny Technologies	12,113	579
Ball	1,100	39
Celanese, Ser A	1,900	84
CF Industries Holdings	870	126
Coeur d’Alene Mines*	300	7
Crown Holdings*	1,400	47
Eastman Chemical	2,780	109
FMC	6,500	559
Greif, Cl A	13,438	612
Huntsman	30,316	303
Kronos Worldwide	400	7
Mosaic	300	15
Nucor (A)	10,906	431
Owens-Illinois*	29,172	565
Packaging Corp of America	16,551	418
Rockwood Holdings*	2,000	79
Sealed Air	3,800	66
Sherwin-Williams	4,800	429
Steel Dynamics	8,000	105
Walter Energy	230	14

		4,791

Telecommunication Services — 0.3%
MetroPCS Communications*	11,100	96
NII Holdings*	2,300	49
Windstream (A)	7,400	87

		232

Utilities — 5.6%
AES*	10,700	127
AGL Resources	15,156	641
Ameren	1,500	50
American Water Works	3,500	111
Centerpoint Energy	500	10
Edison International	8,198	339
Entergy	800	59
Great Plains Energy (A)	31,875	694
NRG Energy*	5,300	96
NV Energy	4,600	75
ONEOK	940	81

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PG&E	700	$29
Portland General Electric	13,030	330
SCANA (A)	13,015	586
Sempra Energy	2,600	143
TECO Energy	24,366	466
UGI	1,200	35
Wisconsin Energy	700	25
Xcel Energy	18,818	520

		4,417

Total Common Stock (Cost $81,892) ($ Thousands)		76,551

AFFILIATED PARTNERSHIP — 19.3%
SEI Liquidity Fund, L.P. 0.140%** †† (B)	15,616,526	15,249

Total Affiliated Partnership (Cost $15,617) ($ Thousands)		15,249

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	2,100,265	2,100

Total Cash Equivalent (Cost $2,100) ($ Thousands)		2,100

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.075%, 11/15/12	$29	29
0.058%, 09/20/12	25	25
0.028%, 06/28/12	116	116

Total U.S. Treasury Obligations (Cost $170) ($ Thousands)		170

Total Investments — 119.0% (Cost $99,779) ($ Thousands) ‡		$94,070

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	32	Mar-2012	$21

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $79,063 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $15,106 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $15,249 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $99,779 ($ Thousands), and the unrealized appreciation and depreciation were $3,520 ($ Thousands) and ($9,229) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$76,551	$—	$—	$76,551
Affiliated Partnership	—	15,249	—	15,249
Cash Equivalent	2,100	—	—	2,100
U.S. Treasury Obligations	—	170	—	170

Total Investments in Securities	$78,651	$15,419	$—	$94,070

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$21	$—	$—	$21

Total Other Financial Instruments	$21	$—	$—	$21

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 8.0%
Aaron’s	46,761	$1,248
Advance Auto Parts	31,860	2,218
Amazon.com*	2,757	477
Apollo Group, Cl A*	11,400	614
Autozone*	10,147	3,297
Best Buy	34,200	799
Big Lots*	28,000	1,057
Buckle	8,200	335
Carter’s*	36,200	1,441
Choice Hotels International	26,400	1,004
Cinemark Holdings	28,800	533
DeVry	17,100	658
DIRECTV, Cl A*	48,100	2,057
Discovery Communications, Cl A*	23,900	979
Dollar Tree*	19,473	1,619
Family Dollar Stores	25,581	1,475
GameStop, Cl A*	59,200	1,429
Gap	63,600	1,180
H&R Block	186,900	3,052
Hillenbrand	44,800	1,000
Hyatt Hotels, Cl A*	38,100	1,434
Kohl’s	39,400	1,944
Madison Square Garden, Cl A*	53,836	1,542
Panera Bread, Cl A*	6,700	948
priceline.com*	7,747	3,624
Regal Entertainment Group, Cl A	47,100	562
Shaw Communications, Cl B	67,700	1,345
Target	53,650	2,748
TJX	28,900	1,866
Washington Post, Cl B	2,400	904

		43,389

Consumer Staples — 19.5%
Altria Group	138,916	4,119
Archer-Daniels-Midland	39,400	1,127
Brown-Forman, Cl B	53,351	4,295
Church & Dwight	30,700	1,405
Clorox	73,207	4,873
Coca-Cola Enterprises	200,547	5,170
ConAgra Foods	71,800	1,896
Costco Wholesale	5,741	478
CVS Caremark	82,600	3,368
Dean Foods*	27,200	305
Flowers Foods	99,851	1,895
Fresh Del Monte Produce	31,800	795
General Mills	23,000	929
Hansen Natural*	49,619	4,572
Hershey	94,233	5,822
Hormel Foods	199,670	5,848
Kellogg	21,400	1,082
Kimberly-Clark	62,100	4,568
Kroger	223,541	5,414
Lorillard	67,799	7,729
McCormick	83,800	4,225
Metro, Cl A	43,500	2,307
Nash Finch	13,900	407
Philip Morris International	58,499	4,591
Ralcorp Holdings*	28,791	2,462
Reynolds American	159,451	6,604

Description	Shares	Market Value ($ Thousands)

Ruddick	21,700	$925
Safeway	126,700	2,666
SYSCO	122,927	3,606
TreeHouse Foods*	22,000	1,438
Tyson Foods, Cl A	135,076	2,788
Walgreen	97,900	3,237
Wal-Mart Stores	84,700	5,062

		106,008

Energy — 3.5%
Berry Petroleum, Cl A	24,800	1,042
Chevron	47,500	5,054
ConocoPhillips	32,000	2,332
Dresser-Rand Group*	18,100	903
Exxon Mobil	75,300	6,382
HollyFrontier	31,400	735
Lufkin Industries	11,600	781
Murphy Oil	17,000	948
Range Resources	17,700	1,096

		19,273

Financials — 10.0%
Allied World Assurance Holdings	43,623	2,745
American Campus Communities †	35,100	1,473
American Capital Agency †	96,511	2,710
Arch Capital Group*	77,565	2,888
Associated Banc-Corp	62,200	695
Brown & Brown	43,900	994
Capitol Federal Financial	58,177	671
CBOE Holdings	13,935	360
Chubb	52,400	3,627
Commerce Bancshares	65,767	2,507
Corporate Office Properties Trust †	24,100	512
Endurance Specialty Holdings	44,616	1,707
Equity Lifestyle Properties †	14,300	954
Erie Indemnity, Cl A	4,900	383
Everest Re Group	22,435	1,887
Federated Investors, Cl B	35,400	536
First Citizens BancShares, Cl A	6,291	1,101
First Niagara Financial Group	55,100	475
Fulton Financial	67,100	658
Genworth MI Canada	40,500	816
HCC Insurance Holdings	15,200	418
Health Care †	20,200	1,101
Hudson City Bancorp	158,700	992
MFA Financial †	112,500	756
National Bank of Canada	22,100	1,566
New York Community Bancorp	42,376	524
PartnerRe	17,200	1,104
Piedmont Office Realty Trust, Cl A †	80,200	1,367
Prosperity Bancshares	24,500	988
Realty Income †	30,600	1,070
RenaissanceRe Holdings	19,200	1,428
Signature Bank NY*	24,400	1,464
Tanger Factory Outlet Centers †	34,400	1,009
TFS Financial*	148,700	1,332
Tower Group	47,500	958
Transatlantic Holdings	32,730	1,791
Travelers	55,300	3,272
Validus Holdings	70,700	2,227

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Washington Real Estate Investment Trust †	12,400	$339
White Mountains Insurance Group	900	408
WR Berkley	78,400	2,696

		54,509

Health Care — 20.5%
Abbott Laboratories	164,144	9,230
Accretive Health*	61,800	1,420
Aetna	57,900	2,443
Alexion Pharmaceuticals*	65,191	4,661
AmerisourceBergen	158,355	5,889
Amgen	139,474	8,956
AstraZeneca ADR	50,300	2,328
Baxter International	27,800	1,375
Becton Dickinson	53,064	3,965
Biogen Idec*	31,923	3,513
C.R. Bard	31,741	2,714
Cardinal Health	154,784	6,286
Coventry Health Care*	21,700	659
Eli Lilly	165,393	6,874
Endo Pharmaceuticals Holdings*	62,200	2,148
Gilead Sciences*	57,000	2,333
Health Net*	29,900	909
Henry Schein*	21,308	1,373
Humana	18,500	1,621
Johnson & Johnson	34,200	2,243
LifePoint Hospitals*	32,800	1,218
Magellan Health Services*	19,300	955
McKesson	87,741	6,836
Medtronic	52,100	1,993
Merck	145,600	5,489
Myriad Genetics*	42,236	885
Owens & Minor	28,400	789
Par Pharmaceutical*	24,300	795
Patterson	46,100	1,361
Pfizer	204,700	4,430
SXC Health Solutions*	56,265	3,178
Techne	60,866	4,155
United Therapeutics*	31,900	1,507
UnitedHealth Group	58,500	2,965
Watson Pharmaceuticals*	18,069	1,090
WellPoint	29,100	1,928
Zimmer Holdings	20,200	1,079

		111,593

Industrials — 5.8%
Alliant Techsystems	11,500	657
C.H. Robinson Worldwide	19,800	1,382
Cintas	18,400	640
Exelis	41,338	374
General Dynamics	24,100	1,601
Huntington Ingalls Industries*	6,933	217
KAR Auction Services*	52,100	703
KBR	33,400	931
L-3 Communications Holdings	46,700	3,114
Landstar System	29,600	1,418
Lennox International	19,600	661
Lincoln Electric Holdings	27,600	1,080
Lockheed Martin	58,918	4,766
Northrop Grumman	41,600	2,433
Old Dominion Freight Line*	35,100	1,423

Description	Shares	Market Value ($ Thousands)

Raytheon	92,600	$4,480
Rollins	65,200	1,449
Stericycle*	7,568	590
Unifirst	13,700	777
Verisk Analytics, Cl A*	41,503	1,666
Waste Connections	36,474	1,209

		31,571

Information Technology — 8.2%
Activision Blizzard	105,400	1,298
Adtran	40,200	1,212
Amdocs*	85,041	2,426
Avago Technologies	18,000	519
CGI Group, Cl A*	36,400	686
Cisco Systems	84,600	1,530
Computer Sciences	29,400	697
Dell*	72,600	1,062
DST Systems	14,300	651
EchoStar, Cl A*	25,500	534
Flir Systems	31,400	787
Harris	43,600	1,571
Hewlett-Packard	60,900	1,569
IAC	107,418	4,576
Ingram Micro, Cl A*	76,100	1,384
Intel	131,300	3,184
International Business Machines	34,287	6,305
Microsoft	130,000	3,375
Motorola Mobility Holdings*	40,837	1,585
NeuStar, Cl A*	4,400	150
SAIC*	260,900	3,207
TE Connectivity	28,000	863
Tech Data*	36,220	1,790
Texas Instruments	61,100	1,779
Total System Services	28,800	563
WebMD Health, Cl A*	16,000	601
Zebra Technologies, Cl A*	22,400	801

		44,705

Materials — 2.7%
Aptargroup	27,900	1,456
Ball	38,700	1,382
Barrick Gold	31,200	1,414
Compass Minerals International	17,700	1,218
Greif, Cl A	16,800	765
Newmont Mining	60,119	3,608
Royal Gold	26,661	1,798
Sealed Air	58,800	1,012
Silgan Holdings	24,800	958
Sonoco Products	26,000	857

		14,468

Telecommunication Services — 3.3%
AT&T	182,100	5,507
BCE	45,000	1,877
MetroPCS Communications*	154,000	1,337
NTT DoCoMo ADR	73,700	1,352
Rogers Communications, Cl B	61,000	2,351
SK Telecom ADR	64,700	881
Sprint Nextel*	143,700	336
Telephone & Data Systems	27,800	720
Verizon Communications	89,865	3,605

		17,966

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 15.1%
AGL Resources	22,900	$968
Alliant Energy	61,200	2,699
Ameren	71,700	2,375
American Electric Power	51,300	2,119
American Water Works	97,347	3,101
Atmos Energy	109,100	3,638
Avista	49,700	1,280
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	23,300	1,297
CMS Energy	28,746	635
Consolidated Edison	73,929	4,586
DTE Energy	82,359	4,484
Duke Energy	131,700	2,897
Edison International	33,300	1,379
El Paso Electric	49,800	1,725
Entergy	58,368	4,264
Great Plains Energy	82,800	1,803
Hawaiian Electric Industries	73,686	1,951
Idacorp	35,100	1,489
Integrys Energy Group	43,858	2,376
ITC Holdings	3,991	303
NSTAR	100,557	4,722
NV Energy	82,694	1,352
Pepco Holdings	48,000	974
PG&E	91,500	3,772
Piedmont Natural Gas	16,300	554
Pinnacle West Capital	32,026	1,543
Portland General Electric	70,400	1,780
Public Service Enterprise Group	45,400	1,499
SCANA	66,240	2,985
Sempra Energy	14,800	814
Southern	99,318	4,598
TECO Energy	25,900	496
UGI	142,437	4,188
Vectren	46,200	1,397
Westar Energy	21,667	624
WGL Holdings	31,700	1,402
Wisconsin Energy	122,068	4,267

		82,336

Total Common Stock (Cost $458,670) ($ Thousands)		525,818

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	25,506,703	25,507

Total Cash Equivalent (Cost $25,507) ($ Thousands)		25,507

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.051%, 09/20/12	$705	704
0.039%, 06/28/12	320	320
0.012%, 06/21/12	4	4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total U.S. Treasury Obligations (Cost $1,028) ($ Thousands)		$1,028

Total Investments — 101.6% (Cost $485,205) ($ Thousands) ‡		$552,353

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	179	Mar-2012	$128

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $543,735 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $485,205 ($ Thousands), and the unrealized appreciation and depreciation were $78,316 ($ Thousands) and ($11,168) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$525,818	$—	$—	$525,818
U.S. Treasury Obligations	—	1,028	—	1,028
Cash Equivalent	25,507	—	—	25,507

Total Investments in Securities	$551,325	$1,028	$—	$552,353

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$128	$—	$—	$128

Total Other Financial Instruments	$128	$—	$—	$128

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Australia — 7.1%
AGL Energy	288,174	$4,234
Amcor	162,079	1,198
Ansell	60,455	901
ARB	99,744	790
Caltex Australia	8,827	107
CFS Retail Property Trust †	1,178,925	2,037
Coca-Cola Amatil	218,433	2,577
CSL	178,638	5,860
Echo Entertainment Group*	289,352	1,065
Goodman Group †	477,116	279
Hansen Technologies	41,039	39
Iluka Resources	126,234	2,006
McPherson’s	16,139	28
Metcash	1,427,834	5,914
QR National	747,497	2,621
SP AusNet, Cl Miscellaneous	1,006,079	970
Stockland †	594,897	1,945
TABCORP Holdings	508,264	1,423
Tatts Group	1,197,744	2,996
Telstra	691,090	2,359
Thorn Group	39,896	66
Treasury Wine Estates	126,133	476
Washington H Soul Pattinson	7,318	104
Westfield Retail Trust †	263,905	674
Woolworths	142,135	3,657

		44,326

Austria — 0.1%
Oesterreichische Post (D)	13,522	408

Belgium — 1.7%
Belgacom	70,187	2,209
Colruyt	94,888	3,603
Delhaize Group	21,782	1,227
Intervest Offices †	868	20
Mobistar	68,680	3,610

		10,669

Bermuda — 0.0%
Transport International Holdings	14,000	27

Canada — 11.8%
Alimentation Couche Tard, Cl B	107,100	3,334
Barrick Gold	51,600	2,339
BCE	122,902	5,123
Bell Aliant	126,964	3,565
Brookfield Office Properties	3,300	52
Canadian National Railway	16,400	1,291
Canadian Tire, Cl A	24,100	1,560
Canadian Utilities, Cl A	19,400	1,173
Cash Store Financial Services	5,200	31
Centerra Gold	28,000	495
CGI Group, Cl A*	79,400	1,497
Cogeco Cable	1,900	96
Constellation Software	1,900	143
Empire, Cl A	70,200	4,075
Fortis	28,800	944
Genworth MI Canada	18,300	368
George Weston	48,600	3,250

Description	Shares	Market Value ($ Thousands)

Goldcorp	10,500	$466
IGM Financial	2,000	87
Intact Financial, Cl Common
Subscription Receipt	5,800	333
Jean Coutu Group PJC, Cl A	23,600	295
K-Bro Linen	4,265	93
Loblaw	16,700	631
Manitoba Telecom Services	101,800	2,966
Maple Leaf Foods	9,500	101
Metro, Cl A	115,700	6,136
National Bank of Canada	29,300	2,076
North West	45,204	895
Open Text*	5,000	256
Paladin Labs*	1,100	45
Premium Brands Holdings	14,400	235
RioCan Real Estate Investment Trust, Cl Trust Unit †	31,300	812
Rogers Communications, Cl B	129,000	4,973
Rogers Sugar	9,663	50
Saputo	115,700	4,435
Sears Canada*	4,500	46
Shaw Communications, Cl B	12,000	238
Shoppers Drug Mart	22,000	889
TELUS, Cl A	66,900	3,590
Tim Hortons	38,300	1,857
Timmins Gold* (A)	28,500	55
TMX Group	81,300	3,329
TransAlta	99,700	2,058
TransCanada	45,600	1,994
Valener	33,226	521
Yamana Gold	312,700	4,612

		73,410

Cayman Islands — 0.1%
Fresh Del Monte Produce	13,711	343

Denmark — 2.2%
Coloplast, Cl B	34,493	4,976
H Lundbeck	34,972	660
Novo Nordisk, Cl B	42,144	4,858
TDC	355,489	2,860

		13,354

Finland — 1.0%
Elisa	123,108	2,578
Olvi, Cl A	1,700	32
Orion, Cl B	197,862	3,866

		6,476

France — 1.0%
BioMerieux	6,504	466
Boiron	6,078	158
Bonduelle S.C.A.	1,532	124
Canal +	13,049	73
Esso Francaise	512	45
PagesJaunes Groupe	37,171	135
Sartorius Stedim Biotech	1,980	126
Societe BIC	53,102	4,722
Tessi	1,012	92
Vilmorin & Cie	5,040	482

		6,423

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Germany — 0.7%
Beiersdorf	5,841	$332
Carl Zeiss Meditec	45,263	959
Constantin Medien*	14,561	24
Fresenius	10,694	993
Hornbach Holding	434	29
KWS Saat	235	47
Sto	367	49
Suedzucker	64,251	2,056

		4,489

Hong Kong — 2.6%
CLP Holdings	553,500	4,707
Link †	1,537,500	5,662
PCCW	1,310,000	450
Power Assets Holdings	692,500	5,123
Skyfame Realty Holdings*	1,312,000	165

		16,107

Ireland — 0.2%
James Hardie Industries	89,781	628
Kerry Group, Cl A	8,802	323

		951

Israel — 1.0%
Bezeq The Israeli Telecommunication (D)	513,524	939
Check Point Software Technologies*	53,807	2,827
El Al Israel Airlines* (D)	65,866	11
Formula Systems 1985 (D)	3,851	58
Frutarom Industries (D)	9,172	81
Hot Telecommunication
System*(D)	3,602	45
NICE Systems* (D)	1,373	47
Orbotech*	7,977	80
Rami Levi Chain Stores Hashikma
Marketing 2006 (D)	2,113	65
Silicom*	10,545	185
Teva Pharmaceutical Industries (D)	49,902	2,008

		6,346

Italy — 0.6%
CSP International Fashion Group	1,207	1
Fiat	396,404	1,827
Recordati	81,516	591
Reply	1,356	28
Snam Rete Gas	247,450	1,094

		3,541

Japan — 17.6%
Ajinomoto	15,000	180
Ajis	1,300	20
Alpen	7,500	132
Aozora Bank	82,000	226
Artnature	3,900	46
Asahi Net	9,000	42
Autobacs Seven	14,700	672
Avex Group Holdings	5,200	66
Benefit One	79	55
Benesse	7,500	363
Bic Camera	268	150
BML	2,800	66

Description	Shares	Market Value ($ Thousands)

Can Do	140	$152
Central Japan Railway	350	2,957
Chiyoda	7,000	124
Circle K Sunkus	5,700	94
Coca-Cola Central Japan	35,300	451
Dainichi	5,100	47
Daito Trust Construction	48,700	4,177
Dena	80,500	2,416
Doutor Nichires Holdings	10,700	141
Duskin	24,400	481
Dydo Drinco	10,500	416
Eisai	27,100	1,122
Electric Power Development	2,900	77
FamilyMart	51,000	2,062
Fancl* (A)	45,100	616
Fuji Oil	95,400	1,365
Geo	81	84
Gree	77,200	2,661
Hachijuni Bank	59,000	337
Hakuhodo DY Holdings	5,640	324
Haruyama Trading	2,000	10
Hiday Hidaka	3,100	51
House Foods	18,900	356
Idemitsu Kosan	31,500	3,251
Infocom	195	223
Ito En	51,400	884
Itochu-Shokuhin	3,900	139
Japan Retail Fund Investment, Cl A †	1,017	1,507
Jupiter Telecommunications	427	433
JX Holdings	12,400	75
Kaken Pharmaceutical	22,000	293
Kamigumi	177,000	1,528
Kao	259,000	7,079
Kasumi	16,300	104
Kato Sangyo	4,100	79
KDDI	145	933
Kewpie	160,400	2,283
Kissei Pharmaceutical	7,400	153
Kobayashi Pharmaceutical	66,000	3,474
Kokuyo	18,300	129
Komatsu Seiren	5,000	24
Kose	20,000	501
KYORIN Holdings	15,000	264
Lawson	98,800	6,170
Lion	447,000	2,644
Mandom	5,700	151
Marudai Food	82,000	300
Maruichi Steel Tube	9,800	219
Maruzen Showa Unyu	7,000	22
Matsuya Foods	10,900	225
Maxvalu Tokai	3,300	48
McDonald’s Holdings Japan	162,400	4,384
Mikuni Coca-Cola Bottling	19,700	175
Ministop	14,100	264
Miraca Holdings	90,400	3,601
Mitsubishi Shokuhin	3,000	79
Mizuno	8,000	41
Mochida Pharmaceutical	6,000	67
Morinaga Milk Industry	83,025	322
MOS Food Services	17,700	353
Namco Bandai Holdings	195,300	2,782

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

NEC Mobiling	1,700	$57
Nichii Gakkan	25,300	309
Nichireki	5,000	24
Nihon Shokuhin Kako	2,000	8
Nippon Telegraph & Telephone	65,600	3,355
Nitori Holdings	10,750	1,009
Noevir Holdings	4,800	53
Nomura Real Estate Office Fund, Cl A †	20	103
NTT DoCoMo	3,743	6,884
Ohsho Food Service	3,400	81
Okumura	59,000	241
Ono Pharmaceutical	45,400	2,549
Oracle Japan	41,700	1,380
Osaka Gas	719,000	2,841
Otsuka Holdings	106,200	2,987
PanaHome	9,000	61
Plenus	5,400	88
Pola Orbis Holdings	13,900	376
Prima Meat Packers	75,000	123
Rinnai	9,800	702
Rock Field	3,300	55
Rohto Pharmaceutical	6,000	77
Saizeriya	35,300	589
San-A, Cl A	1,400	55
Santen Pharmaceutical	45,800	1,887
Sekisui Chemical	281,000	2,319
Seven Bank	379,500	745
Shimachu	3,300	76
Shinsei Bank	590,000	613
Shizuoka Gas	46,500	296
Sugi Holdings	34,500	1,006
Suzuken	11,100	308
Teikoku Sen-I, Cl I	6,000	37
Toho Gas	351,000	2,235
Tokai	2,800	62
Tokyo Gas	205,000	943
TonenGeneral Sekiyu	186,000	2,033
Torii Pharmaceutical	3,200	60
Toyo Suisan Kaisha	8,000	194
Trancom	1,300	25
Tsuruha Holdings	5,400	302
USS	4,220	382
Valor	3,800	59
West Japan Railway	400	17
Yamada Denki	1,890	129
Yamato Holdings	54,100	912
Yamazaki Baking	248,000	3,259
Yellow Hat	8,400	134

		109,782

Jersey — 0.5%
Shire	91,127	3,177

Luxembourg — 0.1%
Altisource Portfolio Solutions*	4,469	224
Millicom International Cellular	6,327	637

		861

Netherlands — 0.9%
European Aeronautic Defence and Space	11,971	375

Description	Shares	Market Value ($ Thousands)

Koninklijke Ahold	198,832	$2,686
Royal Dutch Shell, Cl A	56,710	2,072
Royal KPN	49,458	594

		5,727

New Zealand — 0.6%
Auckland International Airport	102,614	202
Chorus*	283,420	690
Mainfreight	6,450	50
Port of Tauranga	37,108	288
Restaurant Brands New Zealand	21,157	34
Sky City Entertainment Group	38,829	104
Sky Network Television	12,841	53
Telecom Corp of New Zealand	1,297,899	2,096

		3,517

Portugal — 0.3%
EDP - Energias de Portugal	375,645	1,166
Portucel Empresa Produtora de Pasta e Papel*	122,445	292
Semapa-Sociedade de Investimento e Gestao*	25,343	177

		1,635

Singapore — 0.5%
Ascendas Real Estate Investment Trust †	117,000	165
Broadway Industrial Group	203,000	46
ComfortDelGro	146,000	159
DBS Group Holdings	58,000	515
InnoTek	90,000	23
Singapore Telecommunications	291,000	694
StarHub	458,000	1,028
UOL Group	69,000	213

		2,843

Spain — 1.2%
Ebro Foods	172,798	3,219
Enagas	39,607	735
Endesa	6,904	142
Viscofan	95,084	3,537

		7,633

Sweden — 1.1%
Acando	48,859	104
Axfood	81,934	3,031
Industrial & Financial Systems, Cl B	2,550	33
Loomis, Cl B	5,690	82
Swedish Match	92,183	3,285

		6,535

Switzerland — 1.9%
Allreal Holding	10,576	1,544
Basler Kantonalbank	949	134
Bell	46	87
BKW FMB Energie	1,769	62
Emmi	1,224	255
Intershop Holdings	392	134
Lindt & Spruengli	8	269
Mobilezone Holding	28,743	292
Nestle	62,730	3,622
Orior	660	34
Schindler Holding	519	61
Swisscom	14,043	5,345

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Vetropack Holding	17	$30

		11,869

United Kingdom — 9.9%
Associated British Foods	196,469	3,380
AstraZeneca	126,405	5,844
British American Tobacco	27,298	1,296
Centrica	1,569,888	7,058
Cranswick	47,904	552
Devro	143,658	576
GlaxoSmithKline	32,943	754
Greggs	209,498	1,647
Imperial Tobacco Group	87,625	3,316
JD Sports Fashion	2,922	28
LSL Property Services	9,779	37
National Grid	334,216	3,247
Reckitt Benckiser Group	83,313	4,117
Robert Wiseman Dairies	13,878	55
Royal Dutch Shell, Cl A	90,997	3,353
Scottish & Southern Energy	206,907	4,151
Severn Trent	30,026	698
Smith & Nephew	30,655	298
Synergy Health	46,324	609
Tesco	495,976	3,110
Unilever	141,201	4,747
United Utilities Group	346,615	3,265
Vodafone Group	2,181,330	6,065
WM Morrison Supermarkets	679,450	3,444

		61,647

United States — 29.3%
Abbott Laboratories	12,200	686
Advance Auto Parts	36,675	2,553
Altria Group	14,191	421
Ameren	33,236	1,101
American Electric Power	84,544	3,493
American States Water	5,827	203
AmerisourceBergen	69,800	2,596
Amgen	45,575	2,926
Annaly Capital Management †	160,630	2,564
AT&T	70,185	2,122
Autozone*	22,381	7,273
Booz Allen Hamilton Holding, Cl A*	16,052	277
Bristol-Myers Squibb	104,827	3,694
Brown-Forman, Cl B	4,576	368
C.R. Bard	29,400	2,514
CACI International, Cl A*	19,181	1,073
Campbell Soup	137,659	4,576
CBOE Holdings	54,689	1,414
CF Industries Holdings	19,500	2,827
CH Energy Group	1,829	107
Chemed	2,828	145
Chesapeake Utilities	11,181	485
Church & Dwight	78,408	3,588
Clorox	68,017	4,527
Colgate-Palmolive	37,260	3,443
Commerce Bancshares	12,189	465
ConAgra Foods	137,500	3,630
Consolidated Edison	59,763	3,707
Costco Wholesale	31,842	2,653
Cubist Pharmaceuticals*	4,262	169
Dollar Tree*	43,063	3,579

Description	Shares	Market Value ($ Thousands)

Dr Pepper Snapple Group	91,993	$3,632
Duke Energy	157,504	3,465
Dynamics Research*	3,975	45
El Paso Electric	3,174	110
Eli Lilly	94,098	3,911
ePlus*	1,500	42
Family Dollar Stores	36,200	2,087
First Republic Bank*	35,535	1,088
Flowers Foods	71,917	1,365
Forest Laboratories*	79,248	2,398
GameStop, Cl A*	111,100	2,681
General Mills	9,750	394
Greatbatch*	12,328	272
Hershey	75,743	4,679
HollyFrontier	103,200	2,415
Hormel Foods	209,016	6,122
Humana	33,305	2,918
ICF International*	3,473	86
Intel	9,300	225
Interactive Brokers Group, Cl A	43,422	649
ITT	9,100	176
J&J Snack Foods	2,568	137
John B Sanfilippo & Son*	7,000	53
Kimberly-Clark	109,662	8,067
Kraft Foods, Cl A	56,804	2,122
Kroger	214,915	5,205
Laclede Group	52,293	2,116
Lockheed Martin	31,100	2,516
Lorillard	38,070	4,340
Magellan Health Services*	49,770	2,462
Maxygen*	15,549	88
McDonald’s	15,843	1,589
Medcath	43,046	314
MGE Energy	2,536	119
National Beverage*	14,128	227
Newmont Mining	1,221	73
Northeast Utilities	40,400	1,457
Oil-Dri Corp of America	3,429	69
O’Reilly Automotive*	42,473	3,396
Papa John’s International*	31,312	1,180
Par Pharmaceutical*	33,340	1,091
PDL BioPharma	62,968	390
Philip Morris International	46,386	3,640
Portland General Electric	92,698	2,344
Procter & Gamble	50,261	3,353
Providence Service*	1,194	16
Regions Financial	581,600	2,501
REX American Resources*	3,508	77
RTI Biologics*	14,980	67
Schiff Nutrition International*	15,935	170
Seneca Foods, Cl A*	22,029	569
Southern	79,281	3,670
State Bank Financial*	8,011	121
Stewart Information Services	6,465	75
Susser Holdings*	7,690	174
Telephone & Data Systems	7,505	194
Territorial Bancorp	7,233	143
TJX	1,100	71
Tyson Foods, Cl A	172,435	3,559
Universal	44,509	2,046
US Cellular*	4,779	209
Valero Energy	129,200	2,720

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications	$92,260	$3,702
Virginia Commerce Bancorp*	11,557	89
Wal-Mart Stores	60,165	3,596
Weis Markets	31,898	1,274
WGL Holdings	10,423	461
Xcel Energy	82,991	2,294

		182,085

Total Common Stock (Cost $543,814) ($ Thousands)		584,181

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA	2,256	131

Total Preferred Stock (Cost $131) ($ Thousands)		131

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	31,141,178	31,141

Total Cash Equivalent (Cost $31,141) ($ Thousands)		31,141

U.S. TREASURY OBLIGATIONS (B) (C) — 0.3%
U.S. Treasury Bills
0.077%, 09/20/12	786	785
0.060%, 06/28/12	744	744
0.041%, 08/23/12	204	204
0.020%, 05/03/12	53	53

Total U.S. Treasury Obligations (Cost $1,786) ($ Thousands)		1,786

Total Investments — 99.2% (Cost $576,872) ($ Thousands) ‡		$617,239

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	104	Mar-2012	$62
FTSE 100 Index	44	Mar-2012	68
Hang Seng Index	15	Jan-2012	(12)
S&P 500 Index EMINI	209	Mar-2012	256
SPI 200 Index	14	Mar-2012	(43)

			$331

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/27/12	AUD	53,397	USD	54,033	$(537)
1/27/12	CAD	82,485	USD	80,724	(257)
1/27/12	EUR	67,697	USD	88,478	595
1/27/12	GBP	47,960	USD	75,130	620
1/27/12	JPY	9,049,092	USD	116,281	(1,405)
1/27/12	USD	357	AUD	352	3
1/27/12	USD	208	CAD	213	1
1/27/12	USD	74	EUR	58	—
1/27/12	USD	46	GBP	29	—
1/27/12	USD	728	JPY	56,467	6

					$(974)

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BROWN BROTHERS HARRIMAN & CO.	1/27/12	AUD	53,397	USD	54,033	$(537)
BROWN BROTHERS HARRIMAN & CO.	1/27/12	CAD	82,485	USD	80,724	(257)
BROWN BROTHERS HARRIMAN & CO.	1/27/12	EUR	67,697	USD	88,478	595
BROWN BROTHERS HARRIMAN & CO.	1/27/12	GBP	47,960	USD	75,130	620
BROWN BROTHERS HARRIMAN & CO.	1/27/12	JPY	9,049,092	USD	116,281	(1,405)
BROWN BROTHERS HARRIMAN & CO.	1/27/12	USD	357	AUD	352	3
BROWN BROTHERS HARRIMAN & CO.	1/27/12	USD	208	CAD	213	1
BROWN BROTHERS HARRIMAN & CO.	1/27/12	USD	74	EUR	58	—
BROWN BROTHERS HARRIMAN & CO.	1/27/12	USD	46	GBP	29	—
BROWN BROTHERS HARRIMAN & CO.	1/27/12	USD	728	JPY	56,467	6

						$(974)

Percentages are based on Net Assets of $622,200 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $3,662 ($ Thousands) and represented 0.59% of Net Assets.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

JPY — Japanese Yen

S&P — Standard & Poor’s

SPI — Swiss Performance Index

USD — United States Dollar

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $576,872 ($ Thousands), and the unrealized appreciation and depreciation were $53,227 ($ Thousands) and ($12,860)($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2011

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$584,181	$—	$—	$584,181
Preferred Stock	131	—	—	131
U.S. Treasury Obligations	—	1,786	—	1,786
Cash Equivalent	31,141	—	—	31,141

Total Investments in Securities	$615,453	$1,786	$—	$617,239

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$331	$—	$—	$331
Forwards	—	(974)	—	(974)

Total Other Financial Instruments	$331	$(974)	$—	$(643)

*	Futures contracts and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 7.7%
Aaron’s	20,500	$547
Advance Auto Parts	7,700	536
Amazon.com*	1,490	258
Apollo Group, Cl A*	5,500	296
Best Buy	20,300	475
Big Lots*	16,600	627
Buckle	5,000	204
Carter’s*	22,000	876
Choice Hotels International	16,000	609
Cinemark Holdings	10,600	196
DeVry	12,900	496
DIRECTV, Cl A*	25,800	1,103
Discovery Communications, Cl A*	13,400	549
DISH Network, Cl A	19,100	544
Family Dollar Stores	12,100	698
GameStop, Cl A*	47,000	1,134
Gap	35,400	657
H&R Block	88,200	1,440
Hillenbrand	37,800	844
Hyatt Hotels, Cl A*	23,100	869
Kohl’s	27,600	1,362
Madison Square Garden, Cl A*	28,500	816
McDonald’s	29,013	2,911
Panera Bread, Cl A*	3,700	523
priceline.com*	4,353	2,036
Regal Entertainment Group, Cl A	24,600	294
Shaw Communications, Cl B	31,700	630
Target	37,300	1,910
TJX	22,400	1,446
Washington Post, Cl B	1,600	603

		25,489

Consumer Staples — 23.6%
Altria Group	97,183	2,881
Archer-Daniels-Midland	38,400	1,098
Brown-Forman, Cl B	28,552	2,299
Campbell Soup	10,261	341
Casey’s General Stores	17,900	922
Church & Dwight	74,849	3,425
Clorox	18,827	1,253
Coca-Cola	31,250	2,187
Coca-Cola Enterprises	49,400	1,274
Colgate-Palmolive	29,459	2,722
ConAgra Foods	36,600	966
Costco Wholesale	30,976	2,581
CVS Caremark	46,000	1,876
Dean Foods*	15,400	173
Dr Pepper Snapple Group	16,400	647
Flowers Foods	17,500	332
Fresh Del Monte Produce	27,300	683
General Mills	64,338	2,600
Hansen Natural*	3,700	341
Hershey	31,268	1,932
HJ Heinz	19,711	1,065
Hormel Foods	130,462	3,821
JM Smucker	22,257	1,740
Kellogg	48,734	2,464
Kimberly-Clark	65,609	4,826
Kroger	83,964	2,033

Description	Shares	Market Value ($ Thousands)

Lorillard	41,874	$4,774
McCormick	36,250	1,828
Metro, Cl A	21,100	1,119
Nash Finch	11,300	331
PepsiCo	18,214	1,208
Philip Morris International	36,824	2,890
Procter & Gamble	41,097	2,742
Ralcorp Holdings*	10,200	872
Reynolds American	102,266	4,236
Ruddick	15,800	674
Safeway	72,200	1,519
TreeHouse Foods*	13,400	876
Tyson Foods, Cl A	52,000	1,073
Walgreen	54,500	1,802
Wal-Mart Stores	93,499	5,587

		78,013

Energy — 3.5%
Berry Petroleum, Cl A	14,900	626
Chevron	29,600	3,149
ConocoPhillips	21,900	1,596
Dresser-Rand Group*	10,100	504
Exxon Mobil	43,900	3,721
HollyFrontier	17,600	412
Lufkin Industries	6,500	437
Murphy Oil	12,200	680
Range Resources	9,100	564

		11,689

Financials — 10.3%
Alexander’s †	700	259
Allied World Assurance Holdings	13,500	850
American Campus Communities †	21,300	894
Arch Capital Group*	41,127	1,531
Associated Banc-Corp	37,800	422
Brown & Brown	29,300	663
Capitol Federal Financial	268,352	3,097
Chubb	29,100	2,014
Commerce Bancshares	50,205	1,914
Corporate Office Properties Trust †	13,500	287
Cullen/Frost Bankers	28,172	1,491
Endurance Specialty Holdings	11,000	421
Equity Lifestyle Properties †	8,000	534
Everest Re Group	8,600	723
Federated Investors, Cl B	27,800	421
First Citizens BancShares, Cl A	2,500	437
Fulton Financial	33,900	332
Genworth MI Canada	23,900	481
HCC Insurance Holdings	7,500	206
Health Care †	9,100	496
Hudson City Bancorp	140,500	878
MFA Financial †	47,800	321
National Bank of Canada	9,300	659
PartnerRe	17,100	1,098
People’s United Financial	143,583	1,845
Piedmont Office Realty Trust, Cl A †	48,700	830
Prosperity Bancshares	13,700	553
Realty Income †	18,500	647
RenaissanceRe Holdings	11,700	870
Signature Bank NY*	14,800	888
Tanger Factory Outlet Centers †	19,200	563

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

TFS Financial*	158,330	$1,419
Tower Group	16,700	337
Transatlantic Holdings	9,600	525
Travelers	30,800	1,823
Validus Holdings	37,000	1,166
Washington Real Estate Investment Trust †	16,500	451
White Mountains Insurance Group	1,370	621
WR Berkley	35,600	1,224

		34,191

Health Care — 15.7%
Abbott Laboratories	65,606	3,689
Accretive Health*	34,100	784
Aetna	36,100	1,523
Alexion Pharmaceuticals*	40,514	2,897
AmerisourceBergen	67,937	2,526
Amgen	31,000	1,990
AstraZeneca ADR	36,200	1,676
Baxter International	28,000	1,385
Becton Dickinson	20,580	1,538
Cardinal Health	30,400	1,234
Coventry Health Care*	16,700	507
Eli Lilly	61,563	2,559
Endo Pharmaceuticals Holdings*	36,700	1,267
Gilead Sciences*	31,900	1,306
Health Net*	23,200	706
Henry Schein*	12,060	777
Humana	11,900	1,042
Johnson & Johnson	66,719	4,376
LifePoint Hospitals*	21,500	799
Lincare Holdings	26,900	692
Magellan Health Services*	13,600	673
McKesson	24,900	1,940
Medtronic	29,000	1,109
Merck	90,800	3,423
Myriad Genetics*	21,600	452
Owens & Minor	15,800	439
Par Pharmaceutical*	17,700	579
Patterson	16,900	499
PDL BioPharma	96,900	601
Pfizer	107,500	2,326
Techne	28,945	1,976
United Therapeutics*	19,400	917
UnitedHealth Group	32,600	1,652
WellPoint	21,900	1,451
Zimmer Holdings	9,800	524

		51,834

Industrials — 6.0%
Alliant Techsystems	8,700	497
C.H. Robinson Worldwide	12,000	837
Cintas	12,100	421
Copa Holdings, Cl A	19,976	1,172
CSX	28,600	602
General Dynamics	14,600	969
Huntington Ingalls Industries*	3,866	121
KAR Auction Services*	29,100	393
KBR	22,100	616
L-3 Communications Holdings	27,500	1,834
Landstar System	18,000	863
Lennox International	11,000	371

Description	Shares	Market Value ($ Thousands)

Lincoln Electric Holdings	15,400	$602
Lockheed Martin	20,900	1,691
Northrop Grumman	23,200	1,357
Old Dominion Freight Line*	21,300	863
Raytheon	44,700	2,163
Rollins	36,900	820
Stericycle*	28,597	2,229
Unifirst	7,600	431
Verisk Analytics, Cl A*	22,000	883

		19,735

Information Technology — 10.1%
Activision Blizzard	101,200	1,247
Adtran	24,400	736
Amdocs*	23,600	673
Automatic Data Processing	37,838	2,044
Avago Technologies	15,200	439
CACI International, Cl A*	8,200	458
CGI Group, Cl A*	12,200	230
Cisco Systems	32,200	582
Computer Sciences	16,400	389
Dell*	68,100	996
DST Systems	18,000	819
EchoStar, Cl A*	14,300	299
Flir Systems	15,700	394
Google, Cl A*	4,243	2,741
Harris	29,100	1,049
Hewlett-Packard	38,100	982
IAC	74,110	3,157
Ingram Micro, Cl A*	42,200	768
Intel	83,400	2,022
International Business Machines	21,818	4,012
Microchip Technology	20,999	769
Microsoft	82,700	2,147
SAIC*	150,900	1,855
TE Connectivity	19,200	591
Tech Data*	16,700	825
Texas Instruments	38,600	1,124
Total System Services	11,100	217
VeriSign	17,821	637
WebMD Health, Cl A*	15,300	574
Zebra Technologies, Cl A*	12,500	447

		33,223

Materials — 2.0%
Aptargroup	13,600	710
Ball	26,000	928
Compass Minerals International	10,700	737
Greif, Cl A	6,200	282
Newmont Mining	24,055	1,444
Royal Gold	12,773	861
Sealed Air	32,800	565
Silgan Holdings	13,800	533
Sonoco Products	14,500	478

		6,538

Telecommunication Services — 2.8%
AT&T	87,700	2,652
BCE	23,400	976
CenturyTel	16,087	599
MetroPCS Communications*	53,700	466
NTT DoCoMo ADR	59,000	1,083
Rogers Communications, Cl B	37,500	1,445

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SK Telecom ADR	36,000	$490
Sprint Nextel*	83,800	196
Telephone & Data Systems	22,800	590
Verizon Communications	19,500	782

		9,279

Utilities — 13.3%
AGL Resources	53,643	2,267
Alliant Energy	32,800	1,447
Ameren	31,000	1,027
American Electric Power	30,900	1,276
American Water Works	20,600	656
Atmos Energy	63,900	2,131
Avista	22,800	587
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	12,900	718
Consolidated Edison	44,385	2,753
DTE Energy	30,800	1,677
Duke Energy	49,900	1,098
Edison International	18,800	778
El Paso Electric	27,700	960
Entergy	21,000	1,534
Great Plains Energy	51,400	1,119
Hawaiian Electric Industries	46,512	1,232
Idacorp	17,400	738
NSTAR	66,817	3,138
OGE Energy	29,159	1,654
Pepco Holdings	27,100	550
PG&E	45,600	1,880
Piedmont Natural Gas	10,400	353
Portland General Electric	34,400	870
Progress Energy	8,713	488
Public Service Enterprise Group	25,300	835
SCANA	29,893	1,347
Sempra Energy	11,500	632
Southern	61,827	2,862
TECO Energy	20,000	383
UGI	32,000	941
Vectren	55,180	1,668
WGL Holdings	19,300	854
Wisconsin Energy	96,266	3,365

		43,818

Total Common Stock (Cost $268,713) ($ Thousands)		313,809

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	19,278,861	19,279

Total Cash Equivalent (Cost $19,279) ($ Thousands)		19,279

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.065%, 11/15/12	$11	11
0.064%, 07/26/12	17	17
0.051%, 09/20/12	541	541

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.042%, 08/23/12	$51	$51
0.030%, 06/28/12	73	73
0.020%, 06/21/12	18	18

Total U.S. Treasury Obligations (Cost $711) ($ Thousands)		711

Total Investments — 101.0% (Cost $288,703) ($ Thousands) ‡‡		$333,799

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	138	Mar-2012	$171

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $330,614 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

‡‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $288,703 ($ Thousands), and the unrealized appreciation and depreciation were $50,642 ($ Thousands) and ($5,546) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$313,809	$—	$—	$313,809
Cash Equivalent	19,279	—	—	19,279
U.S. Treasury Obligations	—	711	—	711

Total Investments in Securities	$333,088	$711	$—	$333,799

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$171	$—	$—	$171

Total Other Financial Instruments	$171	$—	$—	$171

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 1.5%
Hyatt Hotels, Cl A* (A)	59,928	$2,256
Orient-Express Hotels, Cl A*	33,170	248

		2,504

Financials — 95.3% ‡
Acadia Realty Trust †	19,030	383
Alexandria Real Estate Equities † (A)	24,180	1,668
American Campus Communities †	12,640	530
Apartment Investment & Management, Cl A †	181,984	4,169
AvalonBay Communities † (A)	51,631	6,743
Boston Properties † (A)	62,820	6,257
Brandywine Realty Trust †	262,140	2,490
BRE Properties, Cl A †	39,400	1,989
Camden Property Trust † (A)	23,550	1,466
Colonial Properties Trust † (A)	222,800	4,648
CommonWealth †	198,132	3,297
Corporate Office Properties Trust †	118,550	2,520
CubeSmart †	41,390	440
DDR †	43,480	529
Digital Realty Trust † (A)	25,480	1,699
Duke Realty † (A)	84,380	1,017
Equity One †	21,060	358
Equity Residential † (A)	207,650	11,842
Essex Property Trust † (A)	9,180	1,290
Extra Space Storage †	98,100	2,377
Federal Realty Investment Trust †	13,527	1,228
General Growth Properties †	367,309	5,517
HCP † (A)	233,890	9,690
Health Care † (A)	116,420	6,348
Home Properties † (A)	18,830	1,084
Host Hotels & Resorts † (A)	422,434	6,239
Hudson Pacific Properties †	35,620	505
Kimco Realty †	121,000	1,965
LaSalle Hotel Properties †	35,070	849
Liberty Property Trust †	45,940	1,419
Macerich †	105,439	5,335
Mack-Cali Realty †	146,080	3,899
National Retail Properties † (A)	38,990	1,029
Pebblebrook Hotel Trust †	8,900	171
Piedmont Office Realty Trust, Cl A † (A)	106,050	1,807
ProLogis †	336,176	9,611
Public Storage † (A)	51,631	6,942
Realty Income † (A)	9,300	325
Regency Centers † (A)	105,690	3,976
RLJ Lodging Trust †	25,470	429
Senior Housing Properties Trust †	22,560	506
Simon Property Group †	103,168	13,302
SL Green Realty † (A)	88,250	5,881
Sunstone Hotel Investors* †	74,910	611
Tanger Factory Outlet Centers † (A)	26,300	771
Taubman Centers † (A)	9,470	588
UDR †	50,720	1,273
Ventas † (A)	158,970	8,764
Verde Realty PIPE* (B) (C)	21,400	341

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust †	38,700	$2,975

		159,092

Telecommunication Services — 0.2%
American Tower, Cl A †	4,640	278

Total Common Stock (Cost $120,351) ($ Thousands)		161,874

AFFILIATED PARTNERSHIP — 31.6%
SEI Liquidity Fund, L.P. 0.140%** †† (D)	54,381,241	52,812

Total Affiliated Partnership (Cost $54,381) ($ Thousands)		52,812

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	6,273,716	6,274

Total Cash Equivalent (Cost $6,274) ($ Thousands)		6,274

Total Investments — 132.4% (Cost $181,006) ($ Thousands) ‡		$220,960

Percentages are based on Net Assets of $166,946 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $52,916 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2011 was $341 ($Thosuands) and represented 0.20% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $341 ($ Thousands) and represented 0.2% of net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $52,812 ($Thousands).

Cl —Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $181,006 ($ Thousands), and the unrealized appreciation and depreciation were $45,984 ($ Thousands) and ($6,030) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2011

A summary of restricted securities held by the Fund as of December 31, 2011, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	$02/16/07	706	$341	0.20%

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$161,533	$—	$341	$161,874
Affiliated Partnership	—	52,812	—	52,812
Cash Equivalent	6,274	—	—	6,274

Total Investments in Securities	$167,807	$52,812	$341	$220,960

Investments in Securities
Beginning balance as of October 1, 2011	$361
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2011	$341

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(20)

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.1%

Consumer Discretionary — 2.7%
Affinion Group
7.875%, 12/15/18	$450	$380
Ameristar Casinos
7.500%, 04/15/21	500	515
Comcast Cable Holdings
9.800%, 02/01/12	550	554
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,093
Rent-A-Center
6.625%, 11/15/20	616	621
Reynolds Group Issuer
6.875%, 02/15/21 (A)	185	184
Sally Holdings
6.875%, 11/15/19 (A)	467	488
Volkswagen International Finance
0.984%, 04/01/14 (A) (B)	475	465

		4,300

Consumer Staples — 1.9%
Anheuser-Busch InBev Worldwide
0.972%, 01/27/14 (B)	500	501
0.761%, 07/14/14 (B)	600	597
Archer-Daniels-Midland
0.613%, 08/13/12 (B)	500	501
Coca-Cola Enterprises
0.788%, 02/18/14 (B)	600	599
PepsiCo
0.800%, 08/25/14	385	385
0.524%, 05/10/13 (B)	325	325

		2,908

Energy — 0.7%
BP Capital Markets
3.125%, 03/10/12	575	578
Energy Transfer Equity
7.500%, 10/15/20	500	546

		1,124

Financials — 17.8%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	500	528
Ally Financial
0.559%, 12/19/12 (B)	1,250	1,249
American Express Credit
1.424%, 06/24/14 (B)	750	736
American Honda Finance
1.850%, 09/19/14 (A)	500	502
Bank of America MTN
1.848%, 01/30/14 (B)	300	271
Bank of Montreal MTN
0.898%, 04/29/14 (B)	650	648
Bank of Nova Scotia
0.691%, 08/09/12 (B)	650	651
BB&T
1.125%, 04/28/14 (B)	600	592
Caterpillar Financial Services
1.375%, 05/20/14	140	142
0.662%, 04/01/14 (B)	500	499
CIT Group
7.000%, 05/02/17 (A)	400	399

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
1.056%, 08/25/36 (B)	$1,500	$996
Citigroup Funding
1.875%, 11/15/12	2,500	2,536
Danske Bank MTN
1.451%, 04/14/14 (A) (B)	650	626
General Electric Capital MTN
1.311%, 05/09/16 (B)	600	566
0.567%, 12/21/12 (B)	5,150	5,163
Goldman Sachs Group
1.435%, 02/07/14 (B)	850	795
HSBC Bank
0.887%, 05/15/13 (A) (B)	600	595
ILFC E-Capital Trust I
4.770%, 12/21/65 (A) (B)	1,000	590
John Deere Capital MTN
0.553%, 07/15/13 (B)	315	316
JPMorgan Chase Capital XXI, Ser U
1.379%, 02/02/37 (B)	1,300	921
MassMutual Global Funding II
0.781%, 01/14/14 (A) (B)	526	526
Mellon Funding
0.607%, 05/15/14 (B)	900	890
Merrill Lynch
1.107%, 09/15/36 (B)	700	459
Metropolitan Life Global Funding I
1.141%, 01/10/14 (A) (B)	500	499
Monumental Global Funding III
0.603%, 01/15/14 (A) (B)	900	858
Morgan Stanley
2.016%, 01/24/14 (B)	500	460
1.408%, 04/29/13 (B)	400	377
NCUA Guaranteed Notes
0.296%, 06/12/13 (B)	295	295
Royal Bank of Canada MTN
0.703%, 04/17/14 (B)	600	594
Societe Generale MTN
1.441%, 04/11/14 (A) (B)	600	529
Standard Chartered
1.403%, 05/12/14 (A) (B)	600	595
State Street
0.884%, 03/07/14 (B)	421	417
0.528%, 04/30/12 (B)	615	615
State Street Capital Trust IV
1.347%, 06/15/37 (B)	375	247
Toronto-Dominion Bank
0.701%, 07/14/14 (B)	310	310
Unitrin
6.000%, 05/15/17	670	711
Wells Fargo
0.506%, 01/24/12 (B)	355	355

		28,058

Health Care — 1.1%
Alere
9.000%, 05/15/16	200	202
American Renal Holdings
8.375%, 05/15/18	250	262
Express Scripts
5.250%, 06/15/12	450	459

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sanofi
0.884%, 03/28/14 (B)	$750	$749

		1,672

Industrials — 0.8%
Continental Airlines, Ser 061G
0.879%, 06/02/13 (B)	569	535
Danaher
1.300%, 06/23/14	400	406
Emergency Medical Services
8.125%, 06/01/19	306	305

		1,246

Information Technology — 1.5%
Hewlett-Packard
0.923%, 05/30/14 (B)	600	580
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	160	175
Texas Instruments
0.637%, 05/15/13 (B)	600	601
Western Union
1.114%, 03/07/13 (B)	485	485
Xerox
1.281%, 05/16/14 (B)	595	586

		2,427

Materials — 1.0%
E.I. du Pont de Nemours
0.778%, 03/25/14 (B)	705	709
Packaging Dynamics
8.750%, 02/01/16 (A)	500	500
Vertellus Specialties
9.375%, 10/01/15 (A)	500	382

		1,591

Telecommunication Services — 0.8%
Verizon Communications
1.250%, 11/03/14	550	553
Vodafone Group PLC
0.792%, 02/27/12 (B)	650	650

		1,203

Utilities — 0.8%
Calpine
7.500%, 02/15/21 (A)	375	401
DTE Energy
1.227%, 06/03/13 (B)	255	255
Southern, Ser A
5.300%, 01/15/12	665	666

		1,322

Total Corporate Obligations (Cost $47,873) ($ Thousands)		45,851

LOAN PARTICIPATIONS — 27.5%
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/18	450	440
Affinion Group Holdings
5.000%, 10/08/16	493	439
Allison Transmission
2.780%, 08/07/14	830	807
Ameristar Casino’s, Term B Loan
4.000%, 04/14/18	124	124
Aramark
2.454%, 01/26/14	400	393
Aramark LOC
0.089%, 01/26/14	32	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Asurion, 1st Lien Term Loan
5.500%, 06/10/18	$620	$608
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	600	590
Atlantic Boradband Finance, Term B Loan
4.000%, 02/24/16	19	19
Atlantic Broadband Finance, Tranch B- 2
4.000%, 02/24/16	438	428
Avaya, Term Loan B-1
3.256%, 10/26/14	165	157
Avaya, Term Loan B-3
5.006%, 10/26/17	331	301
Biomet
3.358%, 03/25/15	349	339
3.260%, 03/25/15	18	18
3.257%, 03/25/15	179	174
Calpine
4.500%, 04/01/18	199	195
Cannery Casino
4.510%, 05/17/13	238	219
CDW
3.778%, 10/12/14	225	218
Cedar Fair
4.000%, 12/15/16	425	423
Cengage Learning Holding
2.510%, 06/28/14	630	536
Ceridian
3.383%, 11/09/14	122	110
3.260%, 11/08/14	374	337
Charter Communications, Term B Loan
2.260%, 03/15/14	2	2
Charter Communications, Term C Loan
3.620%, 09/06/16	608	593
CITCO Group Ltd.
6.250%, 05/24/18	648	618
City Center Holdings
7.500%, 01/31/15	300	298
Claire’s Stores
3.178%, 05/27/14	89	77
3.010%, 05/27/14	423	365
CommScope
5.000%, 01/14/18	299	295
Community Health Systems
4.023%, 01/25/17	165	159
3.760%, 01/25/17	58	56
2.773%, 07/25/14	418	404
2.510%, 07/25/14	33	32
Community Health Systems, Delayed Draw
2.510%, 07/25/14	16	15
ConvaTec
5.750%, 12/30/16	696	687
Cristal Inorganic Chemicals
6.119%, 11/15/14	500	493
Cumulus Media Holdings
0.000%, 09/16/18 (F)	331	324
DAE Aviation, Tranche B-1
5.430%, 07/31/14	292	285

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DAE Aviation, Tranche B-2
5.430%, 09/27/14	$280	$273
Davita
4.500%, 10/20/16	546	546
Del Monte Foods
4.500%, 03/08/18	399	378
Dex Media West
7.250%, 10/24/14	309	172
7.000%, 10/24/14	408	226
Dunkin’ Brands
4.000%, 11/23/17	491	483
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/18	431	419
EquiPower Resource Holdings
5.750%, 01/26/18	457	429
Federal Mogul
2.217%, 12/29/14	40	37
2.207%, 12/29/14	212	196
2.198%, 12/29/14	1	1
Federal Mogul, Term C Loan
2.217%, 12/28/15	114	105
2.207%, 12/28/15	15	14
First Data
4.294%, 03/24/18	424	354
First Data, Initial Tranche B-1
3.044%, 09/24/14	469	425
First Data, Term Loan B-3
3.044%, 09/24/14	45	41
Firth Rixson, Facility B
4.869%, 12/18/15	250	232
Firth Rixson, Facility C
5.369%, 12/20/16	250	233
Freescale Semiconductor
4.520%, 12/01/16	691	660
Gibson Energy
5.750%, 06/14/18	499	497
Global Cash Access
7.000%, 02/01/16	333	331
Graphic Packaging International, Incremental Term Loan
3.159%, 05/16/14	78	77
3.151%, 05/16/14	47	47
3.138%, 05/16/14	104	104
3.122%, 05/16/14	201	201
Harron Communications, L.P., Term B Loan
5.250%, 10/05/17	472	466
Health Management Associates, Term B Loan
4.500%, 11/16/18	500	497
Hertz
3.750%, 03/04/18	279	273
Hexion Specialty Chemical, Term Loan C-1
2.625%, 05/05/13	309	297
Hexion Specialty Chemical, Term Loan C-2
2.625%, 05/05/13	139	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hub International Ltd., Delayed Draw
2.869%, 06/13/14	$130	$123
Hub International Ltd., Initial Term Loan
2.869%, 06/13/14	577	550
IASIS Healthcare
5.000%, 05/03/18	324	312
IMS Health
4.500%, 08/31/17	593	591
Infor Enterprise Solutions
6.010%, 07/28/12	319	300
Infor Global Enterprise Solutions
6.510%, 03/02/14	202	163
Infor Global Solutions
6.010%, 07/28/15	166	156
Infor Global Solutions, 2nd Lien
6.510%, 03/02/14	329	265
Infor Global Solutions, Term Loan B-2
7.250%, 07/28/15	497	471
Integra Telecom, Term B Loan
9.250%, 04/07/15	672	579
Intelsat
5.250%, 04/03/18	303	300
Intelsat Bermuda
3.391%, 02/01/14	500	475
Inventiv Health, Term B Loan
6.500%, 08/04/16	635	606
J. Crew Group
4.750%, 01/26/18	597	559
JHT Holding, 2nd Lien
12.500%, 12/21/12 (C) (D)	44	15
Knology, Term Loan B-1
4.000%, 08/08/17	496	483
Lamar Media
4.000%, 10/01/16	257	256
Language Line, Term B Loan
6.250%, 06/20/16	478	472
Live Nation, Term B Loan
4.500%, 10/20/16	246	244
MediMedia USA, Term Loan B
6.250%, 10/05/13	145	134
Meg Energy, Initial Term Loan
4.000%, 03/18/18	650	647
Neiman Marcus Group
4.750%, 05/10/18	327	315
Nelson Edu, Term Loan B-1L
2.869%, 07/05/14	489	389
Nexstar Broadcasting, Term B Loan
5.000%, 09/30/16	298	295
NXP BV/Commitment
4.500%, 03/07/17	398	378
Penn National Gaming, Term Loan B
3.750%, 06/14/18	223	224
Reable Therapeutics
3.260%, 05/20/14	80	76
Reable Therapeutics, Term B Loan
3.260%, 05/20/14	370	354
Realogy, Extended Synthetic Commitment
4.691%, 10/10/16	734	653
4.400%, 10/10/16	87	77

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regal Cinemas
3.369%, 08/23/17	$546	$540
Remax International, Term B Loan
5.500%, 03/11/16	459	452
Renal Advantage Holdings, Term B Loan
5.750%, 11/12/16	465	464
Rock-Tenn, Term B Loan
3.500%, 05/29/18	399	398
Roundy’s Supermarkets
10.000%, 04/16/16	500	498
Rovi Guides, Term B Loan
4.000%, 02/07/18	75	74
Sealed Air Corporation, Term B Loan
4.750%, 10/03/18	494	498
Sedgwick Claims Management
5.000%, 12/31/16	119	117
Seminole Tribe
1.875%, 03/05/14	461	438
Sensata Technologies
4.000%, 05/10/18	499	493
Star West Generation LLC, Term B Loan
6.000%, 05/17/18	445	436
Sungard Data Systems
4.062%, 02/28/16	108	106
4.036%, 02/28/16	23	23
4.021%, 02/28/16	54	53
3.969%, 02/28/16	336	328
2.026%, 02/28/14	87	84
2.007%, 02/28/14	13	13
Syniverse Holdings
5.250%, 12/21/17	496	495
Telesat Canada, U.S. Term I Loan
3.260%, 10/31/14	318	314
Telesat Canada, U.S. Term II Loan
3.260%, 10/31/14	27	27
Terex, Term Loan
5.500%, 07/28/17	250	251
Texas Competitive Electric Holdings, Extending Term Loan
4.776%, 10/10/17	647	408
Texas Competitive Electric Holdings, Term Loan
3.776%, 10/10/14	341	237
Trans Union
4.750%, 02/26/18	398	396
Transdigm
4.000%, 02/14/17	496	492
TWCC Holding, Term Loan
4.250%, 02/11/17	498	495
U.S. Telepacific
5.750%, 02/23/17	498	459
United Surgical Partners
2.260%, 04/21/14	74	71
2.260%, 04/19/14	323	311
Universal Health Services, Term B Loan
5.000%, 11/15/16	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Universal Healthcare
3.750%, 05/16/16	$319	$318
Univision Communications, Term B Loan
4.510%, 03/31/17	693	616
UPC Broadband Holding
3.770%, 12/31/17	250	238
Vanguard Health
5.000%, 01/15/16	693	681
Verint Systems, Term B Loan
4.500%, 10/06/17	404	400
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/10 (E)	2,000	—
Walter Energy, Term B Loan
4.000%, 04/02/18	476	471
Warner Chilcott
4.250%, 03/15/18	90	88
4.250%, 03/14/18	195	192
Waste Industries
4.750%, 03/16/17	498	487
WideOpenWest Finance, 1st Lien
2.787%, 06/30/14	432	403
WidOpenWest Finance
6.774%, 06/30/14	300	287

Total Loan Participations (Cost $46,578) ($ Thousands)		43,372

ASSET-BACKED SECURITIES — 27.3%

Automotive — 14.9%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	348	349
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (A)	495	505
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (A)	625	643
Ally Auto Receivables Trust, Ser 2010-4, Cl A2
0.710%, 02/15/13	46	46
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	241	241
Ally Auto Receivables Trust, Ser 2011-5, Cl A2
0.800%, 06/16/14	460	460
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	259	263
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	576	574
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	156	156

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	$182	$182
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	275	274
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	240	240
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.620%, 09/08/14	775	776
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	176	177
Avis Budget Rental Car Funding AESOP, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	415	429
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	600	611
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	345	351
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	321	322
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	546	546
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	276	276
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	415	414
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	395	404
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	316
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	400	399
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	102	102
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	30	30
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A2
0.750%, 10/15/12 (A)	162	162
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	510	510
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	301	301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	$600	$599
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	120	121
Ford Credit Auto Owner Trust, Ser 2011-A, Cl A2
0.620%, 07/15/13	180	180
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	250	250
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	128	128
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	275	277
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A2
0.830%, 11/15/13	190	190
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	491	490
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	216	216
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	485	496
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	442
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	148	148
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	239	239
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	270	270
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	420	427
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	250	250
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	280	280
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	340	341
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	234	234
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	374	374

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	$415	$414
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (A)	425	425
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	195	195
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	650	654
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	565	567
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	254	254
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	550	550
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	590	591
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/14	600	600
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	84	84
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	515	516
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	125	125
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	450	450
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/14	451	451
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/16	435	442
Wachovia Auto Owner Trust, Ser 2008-A, Cl A4B
1.435%, 03/20/14 (B)	387	388
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	339	338
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	464	464

		23,519

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 4.5%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	$466	$477
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.894%, 11/07/14 (B)	1,100	1,098
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	680	690
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.378%, 05/16/16 (A) (B)	650	654
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.578%, 12/15/14 (B)	515	518
Discover Card Master Trust, Ser 2009-A2, Cl A
1.578%, 02/17/15 (B)	650	655
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.488%, 11/16/15 (B)	300	300
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.449%, 06/15/15 (B)	1,150	1,145
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.378%, 04/15/15 (B)	550	553
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.599%, 08/15/14 (B)	1,000	1,000

		7,090

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.547%, 03/25/35 (B)	35	31
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	285	130

		161

Other Asset-Backed Securities — 7.8%
Ally Master Owner Trust, Ser 2010-1, Cl A
2.028%, 01/15/15 (A) (B)	650	658
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	750	762
Babson CLO, Ser 2007-1A, Cl A1
0.630%, 01/18/21 (A) (B)	1,060	977
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	268	274
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	255	255
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	500	500
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	2,200	2,209

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.828%, 09/15/14 (B)	$600	$604
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.928%, 12/15/14 (A) (B)	550	556
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.528%, 12/15/14 (A) (B)	485	492
GE Business Loan Trust, Ser 2003-2A, Cl B
1.249%, 11/15/31 (A) (B)	62	51
GE Business Loan Trust, Ser 2004-2A, Cl A
0.469%, 12/15/32 (A) (B)	92	80
GE Business Loan Trust, Ser 2004-2A, Cl B
0.729%, 12/15/32 (A) (B)	69	50
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.799%, 10/20/14 (A) (B)	700	706
GE Equipment Midticket, Ser 2010-1, Cl A2
0.610%, 01/14/13 (A)	19	18
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	450	450
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/19	250	250
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	335	335
Katonah, Ser 2005-7A, Cl B
0.877%, 11/15/17 (A) (B)	700	541
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (A)	45	46
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (A)	339	312
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.698%, 10/26/15 (A) (B)	600	603
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.518%, 10/25/16 (B)	336	338
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.777%, 03/25/26 (B)	557	558
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.128%, 12/16/24 (A) (B)	326	323
Triton Container Finance, Ser 2006-1A, Cl N
0.460%, 11/26/21 (A) (B)	369	337

		12,285

Total Asset-Backed Securities (Cost $43,688) ($ Thousands)		43,055

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 15.4%

Agency Mortgage-Backed Obligations — 10.3%
FHLMC
6.000%, 09/01/26	$344	$379
1.375%, 01/09/13	750	759
FHLMC TBA
4.000%, 01/15/41	2,500	2,622
FNMA
6.500%, 09/01/26	210	234
6.000%, 11/01/26 to 04/01/40	1,999	2,204
5.000%, 02/01/23 to 03/01/25	601	648
FNMA TBA
4.500%, 01/01/23	1,300	1,386
4.000%, 01/01/30 to 11/15/34	2,800	2,942
3.000%, 01/16/26	3,100	3,201
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.724%, 10/07/20 (B)	627	628
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.724%, 01/08/20 (B)	282	282
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.676%, 03/11/20 (B)	275	275
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.654%, 03/06/20 (B)	336	336
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.654%, 05/07/20 (B)	437	437

		16,333

Non-Agency Mortgage-Backed Obligations — 5.1%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (A)	625	663
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.802%, 11/25/34 (B)	182	159
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.863%, 04/25/35 (B)	583	444
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.731%, 10/25/35 (B)	392	294
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.527%, 12/25/36 (A) (B)	388	214
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.801%, 09/25/34 (B)	127	117
Commercial Mortgage Pass - Through Certificates, Ser 2006-FL12, Cl A2
0.378%, 12/15/20 (A) (B)	398	389
Commercial Mortgage Pass - Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/12 (A)	275	275
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.501%, 11/15/21 (A) (B)	810	773
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.777%, 04/25/35 (B)	285	210

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	$297	$296
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	550	555
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.695%, 10/25/36 (B)	698	518
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.820%, 12/25/34 (B)	261	211
MortgageIT Trust, Ser 2005-5, Cl A1
0.554%, 12/25/35 (B)	905	555
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	312	315
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.605%, 11/20/34 (B)	216	176
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.555%, 12/20/34 (B)	172	139
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.505%, 03/20/35 (B)	95	74
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006-AR2, Cl 1A1
2.539%, 03/25/36 (B)	392	269
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.706%, 01/25/35 (B)	406	334
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.729%, 02/25/35 (B)	498	404
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.725%, 03/25/35 (B)	416	349
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	328	331

		8,064

Total Mortgage-Backed Securities (Cost $25,643) ($ Thousands)		24,397

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FHLB
0.350%, 07/25/12	1,500	1,500
FHLMC
1.750%, 06/15/12	1,500	1,511
FNMA
1.000%, 12/27/12	2,000	2,015
0.500%, 10/30/12	500	501

Total U.S. Government Agency Obligations (Cost $5,524) ($ Thousands)		5,527

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BOND — 0.4%
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	$600	$623

Total Municipal Bonds (Cost $627) ($ Thousands)		623

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	3,445,691	3,446

Total Cash Equivalent (Cost $3,446) ($ Thousands)		3,446

Total Investments — 105.4% (Cost $173,379) ($ Thousands) †		$166,271

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(27)	Mar-2012	$(40)
U.S. 2-Year Treasury Note	(19)	Apr-2012	(2)
U.S. 5-Year Treasury Note	14	Mar-2012	8

			$(34)

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $157,722 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities considered illiquid and restricted. The total value of such securities as of December 31, 2011 was $15 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $15 ($ Thousands) and represented 0.0% of Net Assets.

(E)	Security in default on interest payments.

(F)	Unsettled Bank Loan. Interest rate not available

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

L.P. — Limited Partnership

Ltd. — Limited

LLC — Limited Liability Company

LOC — Line of Credit

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

†	At December 31, 2011, the tax basis cost of the Fund’s investments was_ $173,379 ($ Thousands), and the unrealized appreciation and depreciation were $857 ($ Thousands) and $(7,965) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund as of December 31, 2011, is as follows:

	Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien	44	12/16/08	12/16/08	$52	$15	0.00%

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments

Enhanced Income Fund

December 31, 2011

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$45,851	$—	$45,851
Loan Participations	—	43,357	15	43,372
Asset-Backed Securities	—	42,514	541	43,055
Mortgage-Backed Securities	—	24,397	—	24,397
U.S. Government Agency Obligations	—	5,527	—	5,527
Municipal Bond	—	623	—	623
Common Stock	—	—	—	—
Cash Equivalent	3,446	—	—	3,446

Total Investments in Securities	$3,446	$162,269	$556	$166,271

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(34)	$—	$—	$(34)

Total Other Financial Instruments	$(34)	$—	$—	$(34)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Investments in Loan Participations
Beginning balance as of October 1, 2011	$14
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2011	$15

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1

Investments in Asset- Backed Securities
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer into Level 3	541

Ending balance as of December 31, 2011	$541

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 47.9%

Agency Mortgage-Backed Obligations — 37.2%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,017	$1,214
7.000%, 06/01/15 to 01/01/32	242	278
6.750%, 03/15/31	1,170	1,759
6.500%, 06/01/17 to 09/01/39	2,453	2,729
6.000%, 03/01/20 to 10/01/38	12,212	13,452
5.500%, 03/01/14 to 10/01/39	13,146	14,403
5.000%, 10/01/18 to 08/01/41	45,125	48,869
4.500%, 04/01/35 to 10/01/41	32,371	34,899
4.000%, 04/01/19 to 10/01/41	34,452	36,421
3.500%, 12/01/25 to 12/01/41	12,195	12,731
1.350%, 04/29/14	560	570
0.121%, 01/10/12 (A)	230	230
0.110%, 06/05/12 (A)	3,180	3,180
0.030%, 01/18/12 (A)	180	180
FHLMC ARM (B)
6.134%, 06/01/37	95	103
6.019%, 10/01/37	757	821
5.980%, 06/01/38	639	690
5.972%, 01/01/37	702	758
5.919%, 06/01/36	380	411
5.899%, 03/01/37	58	63
5.829%, 11/01/37	3	3
5.767%, 07/01/38	1,292	1,398
5.690%, 03/01/36	158	171
5.679%, 03/01/36	210	228
5.600%, 08/01/39	834	901
5.591%, 10/01/38	195	211
2.400%, 12/01/41	1,500	1,547
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	68	76
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,412	1,599
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	797	911
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	284	331
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	2,150	2,465
FHLMC CMO, Ser 2002-48, Cl 1A
6.475%, 07/25/33 (B)	19	22
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	258	295
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	216	248
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	289	330
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	303	340
FHLMC CMO, Ser 2005-2945, Cl SA
11.793%, 03/15/20 (B)	1,772	1,930
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,063	1,188
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/37	5,086	5,561
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	291	304
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	2,448	2,721
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	630	662
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	4,280	4,637

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	$1,349	$1,463
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	385	405
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,422	1,483
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K003, Cl AAB
4.768%, 05/25/18	857	962
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K005, Cl A2
4.317%, 11/25/19	792	879
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, IO
1.227%, 01/25/20 (B)	2,729	171
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.410%, 04/25/20 (B)	5,337	376
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.840%, 06/25/20 (B)	6,705	661
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.682%, 08/25/20 (B)	3,135	270
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, IO
1.682%, 07/25/21 (B)	3,200	361
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, IO
1.743%, 10/25/21 (B)	1,284	141
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, IO
1.566%, 02/25/18 (B)	10,298	777
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, IO
2.094%, 05/25/18 (B)	5,787	609
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K704, IO
2.011%, 08/25/18 (B)	1,510	159
FHLMC TBA
4.000%, 01/12/36 to 02/15/41	5,400	5,645
3.500%, 02/01/26 to 01/01/41	10,600	10,988
3.000%, 02/15/27	4,300	4,425
FNMA
7.000%, 09/01/26 to 04/01/32	2,043	2,364
6.500%, 05/01/17 to 06/01/40	10,341	11,608
6.000%, 10/01/19 to 10/01/39	60,977	67,727
5.500%, 06/01/14 to 08/01/40	35,784	39,108
5.000%, 01/01/20 to 09/01/41	73,606	80,088
4.500%, 05/01/24 to 10/01/41	23,927	25,658
4.303%, 07/01/21	3,130	3,483
4.000%, 08/01/20 to 11/01/41	35,148	37,155
3.500%, 12/01/31 to 12/01/41	21,743	22,509

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA ARM (B)
6.320%, 10/01/36	$116	$126
6.277%, 09/01/37	196	215
6.124%, 12/01/36	178	193
6.091%, 11/01/37	180	195
6.049%, 10/01/37	387	420
6.043%, 07/01/37	158	171
6.032%, 09/01/37	81	88
6.028%, 01/01/37	206	222
5.977%, 04/01/37	285	308
5.957%, 01/01/37	378	408
5.931%, 03/01/37	209	226
5.905%, 07/01/37	294	318
5.879%, 09/01/37	132	145
5.878%, 02/01/37	208	225
5.842%, 09/01/37	381	413
5.744%, 10/01/37	143	155
5.474%, 02/01/39	409	442
2.182%, 11/01/35	546	568
2.181%, 10/01/35	4,188	4,344
2.172%, 11/01/35	676	703
2.166%, 11/01/35	572	594
2.161%, 11/01/35	2,258	2,332
2.157%, 11/01/35	708	736
2.141%, 11/01/35	618	643
2.119%, 10/01/35	3,110	3,212
2.114%, 10/01/35	384	399
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	10,257	1,514
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,427	1,568
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	220	247
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	896	1,023
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	4,325	4,704
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	427	466
FNMA CMO, Ser 2006-112, Cl ST, IO
6.406%, 11/25/36 (B)	8,911	1,423
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	213	243
FNMA CMO, Ser 2008-22, Cl SI, IO
6.136%, 03/25/37 (B)	11,350	1,619
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	1,758	1,959
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	1,095	1,158
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	1,581	1,726
FNMA CMO, Ser 2009-30, Cl AG
6.500%, 05/25/39	2,904	3,237
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,359	1,527
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	1,809	1,888
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,067	1,158
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	6,839	6,566
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	772	822

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	$1,459	$1,607
FNMA CMO, Ser 2010-118, Cl YB, IO
6.206%, 10/25/40 (B)	1,634	231
FNMA CMO, Ser 2010-142, Cl SM, IO
6.236%, 12/25/40 (B)	812	104
FNMA CMO, Ser 2010-43, Cl HJ
5.500%, 05/25/40	2,800	3,065
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	1,921	2,046
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	530
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	3,196	3,601
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	1,470	1,550
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	3,610	3,772
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/41	1,747	2,017
FNMA CMO, Ser 2011-63, Cl SW, IO
6.386%, 07/25/41 (B)	2,011	257
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	338	353
FNMA CMO, Ser 2011-96, Cl SA, IO
6.256%, 10/25/41 (B)	5,356	930
FNMA TBA
6.000%, 02/01/36 to 01/01/38	23,300	25,629
5.500%, 01/01/38 to 02/01/38	4,600	2,108
4.500%, 01/01/38	3,200	3,405
4.000%, 11/15/34 to 02/01/39	19,300	20,279
3.500%, 01/01/41 to 02/25/41	18,900	19,422
3.000%, 01/16/26 to 01/25/27	20,245	20,908
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	248	284
GNMA
8.000%, 11/15/29 to 09/15/30	92	107
7.500%, 03/15/29 to 10/15/31	220	249
7.000%, 08/15/13	18	18
6.500%, 04/15/26 to 09/15/35	6,243	7,210
6.000%, 03/15/14 to 10/20/40	16,015	18,196
5.000%, 07/20/40 to 11/20/40	6,079	6,729
3.500%, 12/20/40 to 03/20/41	1,280	1,317
GNMA ARM (B)
3.500%, 05/20/41 to 10/20/41	5,593	5,903
3.000%, 07/20/41 to 11/20/41	2,903	3,017
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/31	3,724	4,229
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	383	430
GNMA CMO, Ser 2005-13, Cl SD, IO
6.515%, 02/20/35 (B)	452	83
GNMA CMO, Ser 2005-81, Cl SD, IO
6.015%, 12/20/34 (B)	711	81
GNMA CMO, Ser 2005-82, Cl NS, IO
6.015%, 07/20/34 (B)	484	68
GNMA CMO, Ser 2006-47, Cl SA, IO
6.517%, 08/16/36 (B)	1,172	223
GNMA CMO, Ser 2008-60, Cl SH, IO
5.867%, 07/16/38 (B)	442	70

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-10, Cl ST, IO
6.167%, 03/16/34 (B)	$453	$49
GNMA CMO, Ser 2009-106, IO
5.915%, 05/20/37 (B)	1,597	230
GNMA CMO, Ser 2009-35, Cl SP, IO
6.117%, 05/16/37 (B)	1,042	135
GNMA CMO, Ser 2009-45, IO
5.678%, 04/16/39 (B)	437	51
GNMA CMO, Ser 2009-61, IO
6.415%, 08/20/39 (B)	1,758	224
GNMA CMO, Ser 2009-61, Cl WQ, IO
5.967%, 11/16/35 (B)	1,243	218
GNMA CMO, Ser 2009-68, IO
6.467%, 04/16/39 (B)	419	58
GNMA CMO, Ser 2009-87, Cl KI, IO
6.015%, 09/20/35 (B)	503	63
GNMA CMO, Ser 2009-87, Cl SI, IO
6.465%, 02/20/35 (B)	565	101
GNMA CMO, Ser 2009-87, Cl TS, IO
5.815%, 07/20/35 (B)	1,030	168
GNMA CMO, Ser 2010-107, IO
5.865%, 02/20/38 (B)	729	101
GNMA CMO, Ser 2010-117, IO
5.715%, 10/20/39 (B)	2,924	445
GNMA CMO, Ser 2010-14, Cl SA, IO
7.715%, 12/20/32 (B)	546	75
GNMA CMO, Ser 2010-14, Cl SC, IO
4.554%, 08/20/35 (B)	1,150	156
GNMA CMO, Ser 2010-14, Cl SH, IO
5.717%, 02/16/40 (B)	636	114
GNMA CMO, Ser 2010-160, IO
6.265%, 10/20/38 (B)	1,030	163
GNMA CMO, Ser 2010-167, IO
6.345%, 11/20/38 (B)	464	61
GNMA CMO, Ser 2010-3, IO
6.265%, 11/20/38 (B)	655	100
GNMA CMO, Ser 2010-31, IO
6.215%, 03/20/39 (B)	568	85
GNMA CMO, Ser 2010-39, IO
6.265%, 11/20/38 (B)	199	27
GNMA CMO, Ser 2010-4, Cl NS, IO
6.107%, 01/16/40 (B)	19,580	2,940
GNMA CMO, Ser 2010-47, Cl VS, IO
5.967%, 11/16/37 (B)	851	135
GNMA CMO, Ser 2010-47, Cl XN, IO
6.267%, 04/16/34 (B)	773	59
GNMA CMO, Ser 2010-68, IO
6.295%, 06/20/40 (B)	2,143	361
GNMA CMO, Ser 2010-85, IO
6.365%, 01/20/40 (B)	446	65
GNMA CMO, Ser 2010-87, Cl SK, IO
6.217%, 07/16/40 (B)	1,571	222
GNMA CMO, Ser 2010-89, IO
5.645%, 07/20/40 (B)	982	143
GNMA CMO, Ser 2010-H27, Cl FA
0.625%, 12/20/60 (B)	2,026	1,996
GNMA CMO, Ser 2010-H28, Cl FE
0.680%, 12/20/60 (B)	1,297	1,272
GNMA CMO, Ser 2011-24, IO
5.715%, 02/20/41 (B)	463	71
GNMA CMO, Ser 2011-32, IO
5.717%, 03/16/41 (B)	266	37
GNMA CMO, Ser 2011-40, IO
5.847%, 02/16/36 (B)	2,181	291

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-70, IO
6.417%, 12/16/36 (B)	$927	$147
GNMA CMO, Ser 2011-H08, Cl FG
0.760%, 03/20/61 (B)	1,275	1,265
GNMA CMO, Ser 2011-H09, Cl AF
0.785%, 03/20/61 (B)	881	872
GNMA TBA
5.500%, 01/01/38	800	898
4.500%, 01/15/39	16,500	17,977
4.000%, 01/01/40	6,100	6,543
3.500%, 01/15/41 to 02/15/41	17,900	18,656
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	948	991
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.644%, 11/06/17 (B)	2,950	2,950
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.744%, 11/05/20 (B)	1,835	1,835

		794,342

Non-Agency Mortgage-Backed Obligations — 10.7%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.419%, 03/25/47 (B)	7,777	3,923
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.719%, 06/25/45 (B)	3,602	2,517
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.370%, 11/25/45 (B)	3,332	2,238
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	1,126	1,166
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	21	22
Banc of America Funding, Ser 2005-B, Cl 2A1
2.881%, 04/20/35 (B)	3,911	2,665
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	225	227
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	414	415
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	159	161
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	3,280	3,553
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	180	195
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-2, Cl A4
5.921%, 05/10/45 (B)	1,392	1,558

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	$2,935	$3,218
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	578	625
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	1,180	1,269
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	232	231
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.801%, 06/10/49 (B)	1,360	1,418
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.295%, 05/25/34 (B)	1,130	1,006
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	125	127
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	59	59
Bear Stearns Commercial Mortgage Securities, Ser 2004-T14, Cl A4
5.200%, 01/12/41 (B)	1,337	1,421
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	185	185
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.295%, 10/12/42 (B)	3,875	4,285
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.061%, 12/15/47	625	638
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	540	560
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.771%, 12/25/35 (B)	12,400	9,692
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.697%, 12/10/49 (B)	1,285	1,417
Citigroup, Ser 2005-CD1, Cl AM
5.400%, 07/15/44 (B)	624	654
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	215	223
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	826	828
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	1,004	1,055

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (B)	$595	$649
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.814%, 12/10/49 (B)	880	982
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	1,037	1,089
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	224	228
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.318%, 08/25/35 (B)	393	187
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.575%, 11/20/35 (B)	4,149	2,094
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.694%, 09/25/35 (B) (C)	3,162	2,596
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	224	226
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	153	154
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.557%, 10/25/33 (B)	2,684	2,241
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	461	478
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	437	451
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	939	989
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	450	465
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	1,142	1,215
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	3,910	4,173
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (B) (C)	1,320	1,461
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (C)	1,273	1,333
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/44 (C)	760	786
DBUBS Mortgage Trust, Ser 2011-LC3A, IO
1.508%, 08/10/44 (B) (C)	2,980	166
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.744%, 06/20/34 (B)	680	545

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	$1,770	$1,844
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.685%, 11/19/44 (B)	2,068	827
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	2,324	2,328
Fund America Investors II, Ser 1993-A, Cl A2
4.590%, 06/25/23 (B)	123	115
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (C)	3,403	3,607
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,791	1,798
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	4,529	4,619
GE Capital Commercial Mortgage, Ser 2004-C2, Cl A4
4.893%, 03/10/40	303	320
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	13	13
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	135
GMAC Commercial Mortgage Securities, Ser 2003-C1, Cl A2
4.079%, 05/10/36	433	442
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	370
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (B)	847	844
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	218	219
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B) (D)	3,225	3,437
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	3,311	3,402
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	1,584	1,696
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.073%, 07/10/38 (B)	7,600	8,443
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	5,748	6,222
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	291	305
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	4,535	4,718

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2011-GC5, IO
1.784%, 08/10/44 (B) (C)	$3,070	$281
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	55	57
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.443%, 10/25/33 (B)	1,523	1,511
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.789%, 07/25/35 (B)	7,000	4,455
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	1,508	1,604
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.644%, 08/25/36 (B)	588	522
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.737%, 11/01/37 (B)	1,053	754
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.027%, 08/25/37 (B)	5,860	3,385
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	12,253	3,584
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	306	305
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	390	399
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	144	146
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	175	176
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	90	91
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (B)	1,002	1,048
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	1,191	1,259
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	198	201
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	243	250
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	2,080	2,206
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	472	510
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	265	301
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	2,047	2,141

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	$358	$362
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	1,250	1,306
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	362	388
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.131%, 07/15/44 (B)	303	323
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	146	148
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	71	71
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	294	303
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	884	930
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	83
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/40	497	542
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	238	251
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	1,151	1,218
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	2,947	2,871
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,106	1,146
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.219%, 02/25/34 (B)	1,796	1,760
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	371	387
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (B)	1,500	1,622
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	7,000	7,536
MLCC Mortgage Investors, Ser 2004-B, Cl A3
1.995%, 05/25/29 (B)	697	666
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	108	108
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	174	177

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	$119	$122
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	700	762
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.350%, 11/14/42 (B)	92	94
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	3,230	3,522
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.647%, 03/12/44 (B)	315	322
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	2,280	2,523
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	2,500	2,758
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	255	256
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)	2,320	2,456
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	1,360	1,408
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	748	802
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	43	43
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	226	226
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	214
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	253
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.404%, 02/25/47 (B)	100	80
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.315%, 03/15/30 (B)	921	965
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	366	369
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	453	452
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.578%, 12/25/34 (B)	833	737
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	14	14

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	$162	$164
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	249	247
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.614%, 10/25/35 (B)	1,302	733
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
4.790%, 08/25/15 (B)	7,648	4,067
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.494%, 10/25/36 (B)	3,871	1,919
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	2,422	1,975
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,257	1,284
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	86	86
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	84	85
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	488	490
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/48	234	256
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	452	456
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR5, Cl A6
2.572%, 05/25/35 (B)	9,220	6,780
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR13, Cl A1A1
0.584%, 10/25/47 (B)	3,370	2,418
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR15, Cl A1A2
0.574%, 11/25/47 (B)	5,127	3,293
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR16, Cl 1A4A
2.534%, 12/25/35 (B)	12,955	8,815
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006-AR13, Cl 1A
1.098%, 10/25/46 (B)	3,320	1,669
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007-OA6, Cl 1A
1.028%, 07/25/47 (B)	7,600	4,388
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.744%, 06/25/34 (B)	2,060	1,934

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C2, IO
1.178%, 02/15/44 (B) (C)	$3,604	$198
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	2,025	2,063

		224,846

Total Mortgage-Backed Securities (Cost $1,007,669) ($ Thousands)		1,019,188

CORPORATE OBLIGATIONS — 27.9%

Consumer Discretionary — 1.6%
Boyd Gaming
7.125%, 02/01/16 (D)	350	303
CCO Holdings
7.000%, 01/15/19	680	709
CityCenter Holdings
7.625%, 01/15/16 (C)	350	359
Comcast
6.500%, 01/15/15	985	1,117
6.500%, 01/15/17	2,385	2,805
5.650%, 06/15/35	120	133
5.300%, 01/15/14	2,340	2,521
Comcast Cable Communications
8.375%, 03/15/13	1,189	1,293
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,403
6.500%, 11/15/13	1,320	1,438
Daimler Finance North America
3.875%, 09/15/21 (C)	215	216
1.875%, 09/15/14 (C)	1,575	1,566
DIRECTV Holdings
6.000%, 08/15/40	950	1,036
DISH DBS
7.875%, 09/01/19	690	780
6.750%, 06/01/21	320	345
Echostar DBS
7.750%, 05/31/15	30	33
Gap
5.950%, 04/12/21	1,005	959
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (C)	277	267
Lowe’s
3.800%, 11/15/21	790	829
MGM Mirage
7.625%, 01/15/17	440	419
NBCUniversal Media
4.375%, 04/01/21	470	496
2.875%, 04/01/16 (D)	909	927
News America
6.650%, 11/15/37	180	204
6.200%, 12/15/34	65	70
6.150%, 03/01/37	1,561	1,706
6.150%, 02/15/41 (D)	123	142
Reynolds Group Issuer
8.500%, 10/15/16 (C)	490	516
7.125%, 04/15/19 (C)	1,290	1,312
6.875%, 02/15/21 (C)	180	179
Thomson Reuters
5.950%, 07/15/13	482	514
Time Warner
6.250%, 03/29/41	80	96
5.375%, 10/15/41	470	509

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 03/29/21	$730	$792
3.150%, 07/15/15	1,100	1,144
Time Warner Cable
8.250%, 04/01/19	2,445	3,071
6.550%, 05/01/37	1,645	1,871
5.875%, 11/15/40	1,050	1,136
5.500%, 09/01/41	1,125	1,185
4.000%, 09/01/21 (D)	650	658
United Business Media
5.750%, 11/03/20 (C)	550	555

		35,614

Consumer Staples — 1.5%
Altria Group
10.200%, 02/06/39	320	498
9.250%, 08/06/19	1,250	1,678
4.750%, 05/05/21 (D)	720	793
Anheuser-Busch
5.050%, 10/15/16	940	1,071
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	2,570	3,328
5.375%, 11/15/14	125	139
5.375%, 01/15/20 (D)	1,360	1,595
5.000%, 04/15/20	560	642
Cencosud
5.500%, 01/20/21 (C)	355	362
Coca-Cola
1.800%, 09/01/16	1,075	1,094
CVS Caremark
9.350%, 01/10/23 (C)	3,330	3,522
5.750%, 05/15/41	355	423
Diageo Capital
4.828%, 07/15/20	1,580	1,787
HJ Heinz
5.350%, 07/15/13	510	545
Kraft Foods
6.500%, 02/09/40	1,070	1,392
5.375%, 02/10/20	1,860	2,146
PepsiCo
2.500%, 05/10/16	850	884
Pernod-Ricard
5.750%, 04/07/21 (C)	784	885
4.450%, 01/15/22 (C)	2,364	2,476
Philip Morris International
2.900%, 11/15/21	1,160	1,183
Reynolds American
6.750%, 06/15/17	1,260	1,432
Safeway
4.750%, 12/01/21	680	697
3.950%, 08/15/20	310	306
Wal-Mart Stores
5.625%, 04/15/41	1,050	1,357

		30,235

Energy — 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/31	910	1,101
Anadarko Petroleum
6.375%, 09/15/17	410	475
Apache
6.000%, 09/15/13	1,670	1,819
Arch Coal
7.000%, 06/15/19 (C) (D)	920	938
Baker Hughes
7.500%, 11/15/18	1,230	1,623
BG Energy Capital
4.000%, 10/15/21 (C)	1,770	1,824

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BP Capital Markets
5.250%, 11/07/13	$1,790	$1,920
3.875%, 03/10/15	210	224
3.561%, 11/01/21	100	104
3.125%, 03/10/12 (D)	240	241
2.248%, 11/01/16	1,150	1,157
Chesapeake Energy
6.875%, 11/15/20	450	482
6.625%, 08/15/20	30	32
6.500%, 08/15/17	275	293
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	111
Conoco Funding
7.250%, 10/15/31	50	70
ConocoPhillips
5.900%, 10/15/32	10	12
5.900%, 05/15/38	1,680	2,125
Consol Energy
8.250%, 04/01/20	660	729
Devon Energy
5.600%, 07/15/41	1,635	1,966
El Paso
6.950%, 06/01/28	6,750	7,088
El Paso Pipeline Partners Operating
7.500%, 11/15/40	335	390
5.000%, 10/01/21	325	334
Encana
6.500%, 02/01/38	1,345	1,594
Energen
4.625%, 09/01/21	1,000	992
Energy Transfer Partners
9.000%, 04/15/19	470	559
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,206
5.700%, 02/15/42	950	1,035
4.050%, 02/15/22 (D)	310	316
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	220	228
Hess
7.875%, 10/01/29	1,070	1,438
7.300%, 08/15/31	540	693
Husky Energy
7.250%, 12/15/19	499	610
Kerr-McGee
7.875%, 09/15/31	670	840
6.950%, 07/01/24	1,895	2,260
Key Energy Services
6.750%, 03/01/21	790	790
Kinder Morgan Energy Partners
7.125%, 03/15/12	70	71
6.000%, 02/01/17	505	572
5.850%, 09/15/12	130	134
5.000%, 12/15/13	720	763
Marathon Petroleum
6.500%, 03/01/41	148	168
5.125%, 03/01/21	145	151
MarkWest Energy Partners
6.250%, 06/15/22	200	209
Noble Energy
4.150%, 12/15/21	1,370	1,417
Occidental Petroleum
3.125%, 02/15/22	780	800
Peabody Energy
6.500%, 09/15/20	630	662

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pemex Project Funding Master Trust
6.625%, 06/15/35	$1,667	$1,890
Petrobras International Finance
6.125%, 10/06/16	655	726
5.750%, 01/20/20	574	614
5.375%, 01/27/21	1,380	1,450
3.875%, 01/27/16	600	618
Petro-Canada
6.800%, 05/15/38	1,665	2,150
Petroleos Mexicanos
6.500%, 06/02/41 (C)	115	129
Pride International
6.875%, 08/15/20	590	692
QEP Resources
6.875%, 03/01/21	700	754
Schlumberger Investment
1.950%, 09/14/16 (C)	810	820
SESI
7.125%, 12/15/21 (C)	180	189
Shell International Finance BV
4.375%, 03/25/20	1,700	1,985
Southern Natural Gas
8.000%, 03/01/32	170	210
Southern Union
8.250%, 11/15/29	1,315	1,562
Suncor Energy
6.500%, 06/15/38	115	145
Talisman Energy
7.750%, 06/01/19	580	715
Tennessee Gas Pipeline
7.625%, 04/01/37	430	513
7.000%, 10/15/28	1,140	1,310
Transocean
6.375%, 12/15/21	370	393
5.050%, 12/15/16	1,455	1,486
Western Gas Partners
5.375%, 06/01/21	1,225	1,299
Williams
7.875%, 09/01/21	1,460	1,797
7.750%, 06/15/31 (D)	861	1,071
Williams, Ser A
7.500%, 01/15/31	284	346
WPX Energy
6.000%, 01/15/22 (C)	350	358

		66,788

Financials — 15.3%
ABB Treasury Center USA
2.500%, 06/15/16 (C)	1,975	1,986
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	1,502	1,576
Allstate
7.450%, 05/16/19	1,085	1,319
Ally Financial
2.727%, 12/01/14 (B)	2,234	1,941
American Express
7.250%, 05/20/14	120	134
6.800%, 09/01/66 (B)	2,150	2,139
American Express Credit MTN
2.800%, 09/19/16	1,430	1,437
American Honda Finance MTN
3.875%, 09/21/20 (C)	1,065	1,101
American International Group
6.400%, 12/15/20	260	262
6.250%, 03/15/37	2,560	1,853

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.850%, 01/16/18	$1,260	$1,232
4.875%, 09/15/16	315	298
3.750%, 11/30/13 (C)	500	491
American Tower ‡
5.050%, 09/01/20	259	260
4.500%, 01/15/18	890	905
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	390	393
Australia & New Zealand Banking Group
2.400%, 11/23/16 (C)	1,375	1,362
Bank of America
6.500%, 08/01/16	3,465	3,489
6.000%, 09/01/17	855	835
5.750%, 12/01/17	1,470	1,388
5.650%, 05/01/18	390	372
5.625%, 10/14/16	6,235	5,982
5.420%, 03/15/17	4,400	3,970
5.000%, 05/13/21	1,645	1,498
4.500%, 04/01/15	180	174
3.750%, 07/12/16	1,165	1,079
3.625%, 03/17/16	2,275	2,097
Bank of Montreal
2.850%, 06/09/15 (C)	445	461
1.300%, 10/31/14 (C)	1,680	1,677
Bank of Nova Scotia
2.150%, 08/03/16 (C)	865	871
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	450	477
Barclays Bank
6.050%, 12/04/17 (C)	1,230	1,112
5.125%, 01/08/20	1,310	1,346
5.000%, 09/22/16	170	176
Barnett Capital III
1.054%, 02/01/27 (B)	425	307
BBVA US Senior SAU
3.250%, 05/16/14	1,610	1,525
Bear Stearns
6.400%, 10/02/17	70	78
5.350%, 02/01/12	3,280	3,291
4.650%, 07/02/18	995	1,017
Berkshire Hathaway
3.750%, 08/15/21	3,520	3,657
3.200%, 02/11/15	950	1,007
Berkshire Hathaway Finance
5.400%, 05/15/18	830	968
Boeing Capital
4.700%, 10/27/19	490	558
2.900%, 08/15/18	425	442
Boston Properties ‡
3.700%, 11/15/18	495	505
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C)	1,525	1,566
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	655	678
1.500%, 12/12/14 (C)	1,540	1,542
Capital One Financial
4.750%, 07/15/21	335	345
CDP Financial
3.000%, 11/25/14 (C)	2,450	2,548
Chase Capital VI
1.054%, 08/01/28 (B)	2,500	1,712
Citigroup
6.875%, 03/05/38	3,235	3,554
6.125%, 05/15/18	3,970	4,225

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 12/13/13	$1,320	$1,366
5.375%, 08/09/20	313	322
5.000%, 09/15/14	3,245	3,212
4.500%, 01/14/22	765	736
3.953%, 06/15/16 (D)	1,013	1,010
0.810%, 06/09/16 (B)	3,650	2,850
Citigroup Capital III
7.625%, 12/01/36	1,500	1,422
Citigroup Funding
1.875%, 10/22/12	1,855	1,881
CNA Financial
6.500%, 08/15/16	325	352
5.750%, 08/15/21	550	561
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	450	477
3.750%, 10/15/14 (C)	1,060	1,092
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	1,810	2,118
5.250%, 05/24/41	453	444
Countrywide Financial
6.250%, 05/15/16	1,080	1,017
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	2,460	1,845
2.625%, 01/21/14 (C)	730	687
Credit Suisse NY
6.000%, 02/15/18	2,928	2,887
Credit Suisse NY MTN
4.375%, 08/05/20	400	392
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,871
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (B) (C)	2,760	1,973
Dexia Credit Local
2.750%, 04/29/14 (C)	4,090	3,717
DNB Boligkreditt
2.100%, 10/14/15 (C)	2,820	2,797
ERP Operating ‡
4.625%, 12/15/21	425	433
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	4,130
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,518
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,738
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.460%, 10/25/13 (A) (C)	470	465
First Industrial L.P. MTN
7.500%, 12/01/17	970	968
Ford Motor Credit
8.125%, 01/15/20	1,440	1,695
5.875%, 08/02/21	655	683
General Electric Capital MTN
6.875%, 01/10/39	915	1,096
6.375%, 11/15/19 (B)	5,870	5,782
6.150%, 08/07/37	600	656
5.875%, 01/14/38	1,570	1,664
5.625%, 05/01/18	4,535	5,086
5.450%, 01/15/13	20	21
4.650%, 10/17/21	1,155	1,205
4.375%, 09/16/20	2,460	2,514
0.815%, 05/05/26 (B)	4,700	3,479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.609%, 03/20/14 (B)	$1,900	$1,864
Glitnir Banki HF
7.451%, 09/14/16 (C) (E)	400	—
6.693%, 06/15/16 (C) (E)	3,960	—
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	200	123
Goldman Sachs Group MTN
6.600%, 01/15/12	180	180
6.250%, 02/01/41	2,285	2,242
6.150%, 04/01/18	3,780	3,901
6.000%, 06/15/20	695	712
5.950%, 01/18/18	3,310	3,390
5.450%, 11/01/12	2,540	2,583
5.375%, 03/15/20	1,790	1,767
5.350%, 01/15/16	660	677
5.300%, 02/14/12	80	80
5.250%, 10/15/13	390	398
5.250%, 07/27/21	440	429
4.750%, 07/15/13	40	41
3.625%, 08/01/12	270	272
3.625%, 02/07/16 (D)	2,165	2,092
0.816%, 07/22/15 (B)	500	438
HBOS Capital Funding No. 2
6.071%, 06/30/49 (B) (C)	1,330	825
HBOS PLC MTN
6.750%, 05/21/18 (C)	2,100	1,684
HCP MTN ‡
6.750%, 02/01/41 (D)	152	172
6.300%, 09/15/16	1,075	1,179
6.000%, 01/30/17	4,000	4,328
5.650%, 12/15/13	924	972
Health Care ‡
6.500%, 03/15/41	1,175	1,177
5.250%, 01/15/22	900	882
4.950%, 01/15/21	2,500	2,391
Highwoods Properties ‡
7.500%, 04/15/18	1,142	1,286
HSBC Bank
4.750%, 01/19/21 (C)	1,760	1,825
HSBC Finance
6.676%, 01/15/21 (C)	60	62
HSBC Holdings
5.100%, 04/05/21 (D)	485	515
HSBC Holdings PLC
6.800%, 06/01/38	1,050	1,088
ICICI Bank
6.375%, 04/30/22 (B) (C)	1,260	1,096
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	400	270
ING Capital Funding Trust III
4.179%, 12/29/49 (B)	40	32
Inter-American Development Bank MTN
3.875%, 10/28/41	850	904
International Lease Finance
7.125%, 09/01/18 (C)	1,080	1,118
6.500%, 09/01/14 (C)	2,530	2,587
Intesa Sanpaolo
3.625%, 08/12/15 (C) (D)	710	588
IPIC GMTN MTN
5.500%, 03/01/22 (C)	610	610
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	150	155
JPMorgan Chase
6.000%, 01/15/18	135	151

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 01/02/13	$1,710	$1,774
5.600%, 07/15/41	405	424
5.400%, 01/06/42	575	600
4.750%, 05/01/13	510	533
4.400%, 07/22/20	210	214
4.350%, 08/15/21	1,505	1,520
4.250%, 10/15/20	1,260	1,269
3.450%, 03/01/16	2,785	2,829
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,414
6.000%, 10/01/17	250	269
0.872%, 06/13/16 (B)	1,300	1,163
JPMorgan Chase Capital XIII
1.529%, 09/30/34 (B)	1,000	685
JPMorgan Chase Capital XXIII
1.457%, 05/15/47 (B)	1,900	1,300
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,810	2,180
7.125%, 05/19/16 (C) (E)	1,350	—
5.750%, 10/04/11 (C) (E)	960	238
Kilroy Realty ‡
6.625%, 06/01/20	175	188
5.000%, 11/03/15	265	273
4.800%, 07/15/18	715	706
Korea Development Bank
3.875%, 05/04/17	865	854
3.250%, 03/09/16	632	623
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	195
Lazard Group
7.125%, 05/15/15	967	1,038
6.850%, 06/15/17	1,307	1,371
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	4,320	—
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	4,280	—
Lloyds TSB Bank
6.375%, 01/21/21	700	702
5.800%, 01/13/20 (C)	240	228
4.875%, 01/21/16 (D)	570	556
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	1,125	1,646
MBNA Capital A
8.278%, 12/01/26	1,450	1,345
Merrill Lynch MTN
8.950%, 05/18/17 (B)	1,790	1,792
8.680%, 05/02/17 (B)	3,160	3,142
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	330
5.700%, 05/02/17	1,300	1,194
5.450%, 02/05/13	2,080	2,095
MetLife
6.750%, 06/01/16	1,060	1,221
6.400%, 12/15/36	450	426
5.700%, 06/15/35	295	329
4.750%, 02/08/21	540	584
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	830
MetLife Capital Trust X
9.250%, 04/08/38 (C)	1,800	2,057
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (C)	1,260	1,316
5.125%, 06/10/14 (C)	1,600	1,723
2.500%, 09/29/15 (C)	1,090	1,096

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley MTN
7.300%, 05/13/19	$2,345	$2,388
6.625%, 04/01/18	1,640	1,619
6.000%, 05/13/14	5,710	5,766
6.000%, 04/28/15	630	631
5.950%, 12/28/17	100	95
5.625%, 09/23/19	160	148
5.500%, 07/28/21	570	527
3.800%, 04/29/16	960	884
0.855%, 10/18/16 (B)	5,815	4,666
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	870	884
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,611
National Bank of Canada
1.650%, 01/30/14 (C)	1,380	1,395
Nationwide Mutual Insurance
5.810%, 12/15/24 (B) (C)	1,975	1,791
New York Life Global Funding
3.000%, 05/04/15 (C)	1,840	1,927
New York Life Insurance
6.750%, 11/15/39 (C)	415	530
Nordea Bank
4.875%, 01/14/21 (C)	180	184
4.875%, 05/13/21 (C)	1,965	1,661
3.700%, 11/13/14 (C)	1,010	1,026
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	1,865	1,867
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	755	906
PNC Funding
2.700%, 09/19/16	885	901
Power Receivables Financial
6.290%, 01/01/12	220	220
Pricoa Global Funding I
5.450%, 06/11/14 (C)	3,400	3,675
Prime Property Fund ‡
5.500%, 01/15/14 (C)	1,850	1,890
Protective Life
8.450%, 10/15/39	281	322
Prudential Financial MTN
5.625%, 05/12/41	201	198
4.500%, 11/16/21	205	207
Prudential Holdings
8.695%, 12/18/23 (C)	1,300	1,633
Royal Bank of Scotland Group
7.648%, 08/31/49 (B)	160	109
7.640%, 09/29/17	900	483
6.400%, 10/21/19	1,190	1,114
5.000%, 11/12/13	250	223
5.000%, 10/01/14	990	817
3.950%, 09/21/15	10	9
Santander US Debt Unipersonal
3.781%, 10/07/15 (C)	100	91
3.724%, 01/20/15 (C) (D)	1,600	1,453
Simon Property Group L.P. ‡
5.750%, 12/01/15	910	1,018
SL Green Realty ‡
5.000%, 08/15/18	175	169
SLM MTN
5.625%, 08/01/33	595	444
5.050%, 11/14/14	690	681
5.000%, 04/15/15	120	115
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (C)	745	740

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stadshypotek
1.450%, 09/30/13 (C)	$1,245	$1,243
Standard Chartered
3.200%, 05/12/16 (C)	1,245	1,218
State Street
4.956%, 03/15/18	1,260	1,310
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C)	1,360	1,419
3.100%, 01/14/16 (C)	200	208
SunTrust Preferred Capital I
4.000%, 02/13/12 (B)	259	176
Svensk Exportkredit
3.250%, 09/16/14	1,484	1,533
1.750%, 10/20/15	1,820	1,787
Swedbank Hypotek
2.950%, 03/28/16 (C)	800	820
2.125%, 08/31/16 (C)	555	546
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	1,300	1,668
TNK-BP Finance
7.500%, 07/18/16 (C)	230	243
Toronto-Dominion Bank
1.625%, 09/14/16 (C)	2,710	2,674
Toyota Motor Credit MTN
3.400%, 09/15/21	1,180	1,216
UBS MTN
4.875%, 08/04/20	320	318
3.875%, 01/15/15	820	818
2.250%, 01/28/14	1,050	1,022
UDR MTN ‡
5.000%, 01/15/12	2,000	2,001
US Bancorp MTN
2.450%, 07/27/15	350	359
Wachovia
5.250%, 08/01/14	2,570	2,711
Wachovia Capital Trust III
5.570%, 05/31/16 (B)	2,850	2,387
WEA Finance
7.125%, 04/15/18 (C)	3,000	3,353
6.750%, 09/02/19 (C)	1,230	1,372
4.625%, 05/10/21 (C)	335	329
Wells Fargo
4.600%, 04/01/21 (D)	160	175
3.676%, 06/15/16	680	711
Wells Fargo Bank
4.750%, 02/09/15	2,095	2,186
Wells Fargo Capital X
5.950%, 12/15/36	760	761
Westpac Banking
4.875%, 11/19/19	105	112
2.450%, 11/28/16 (C)	360	357
Woodbourne Capital Trust II
1.360%, 04/08/49 (B) (C)	375	120
Woodbourne Capital Trust III
1.360%, 04/08/49 (B) (C)	500	160
Woodbourne Capital Trust IV
1.360%, 04/08/49 (B) (C)	275	88
WR Berkley
5.375%, 09/15/20	175	177

		321,337

Health Care — 1.3%
Amgen
5.650%, 06/15/42	1,060	1,152
5.150%, 11/15/41	1,475	1,529

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.875%, 11/15/21	$570	$575
Aristotle Holding
3.500%, 11/15/16 (C)	2,270	2,312
Becton Dickinson
3.125%, 11/08/21	750	776
Boston Scientific
6.400%, 06/15/16	725	813
Coventry Health Care
5.950%, 03/15/17	1,092	1,226
Gilead Sciences
5.650%, 12/01/41	565	626
4.500%, 04/01/21	920	976
GlaxoSmithKline Capital
5.650%, 05/15/18	810	975
Grifols
8.250%, 02/01/18	190	199
HCA
7.500%, 11/15/95	3,800	2,926
Humana
7.200%, 06/15/18	1,150	1,341
Life Technologies
5.000%, 01/15/21	900	942
Medtronic
4.450%, 03/15/20	730	824
Roche Holdings
6.000%, 03/01/19 (C)	1,410	1,714
Stryker
2.000%, 09/30/16	445	455
Tenet Healthcare
8.875%, 07/01/19	900	1,010
Thermo Fisher Scientific
3.600%, 08/15/21	350	366
3.200%, 03/01/16	435	459
UnitedHealth Group
6.875%, 02/15/38	100	134
6.000%, 06/15/17	51	60
5.800%, 03/15/36	280	335
5.700%, 10/15/40	510	611
3.875%, 10/15/20	530	563
WellPoint
6.800%, 08/01/12	1,000	1,034
5.875%, 06/15/17	2,190	2,524
Wyeth
5.950%, 04/01/37	1,100	1,409

		27,866

Industrials — 1.1%
Allied Waste North America
6.875%, 06/01/17	260	275
BAE Systems
4.750%, 10/11/21 (C)	1,785	1,817
Boeing
4.875%, 02/15/20	1,380	1,611
Burlington Northern Santa Fe
5.750%, 05/01/40	287	343
Caterpillar
5.200%, 05/27/41	785	940
3.900%, 05/27/21	550	604
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	747
Complete Production Services
8.000%, 12/15/16	1,005	1,045
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	2,749	2,945

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser 2007-1
5.983%, 04/19/22 (D)	$1,580	$1,645
Continental Airlines, Ser 2009-1
9.000%, 07/08/16	2,736	3,010
Delta Air Lines 2007-1 Class A Pass-Through Trust, Ser 2007-1
6.821%, 08/10/22	1,437	1,500
Hutchison Whampoa International
5.750%, 09/11/19 (C)	770	863
JetBlue Airways, Ser 2004-2
0.832%, 08/15/16 (B)	2,585	2,262
Kansas City Southern de Mexico
12.500%, 04/01/16	522	606
Lockheed Martin
3.350%, 09/15/21	1,035	1,030
Northrop Grumman
1.850%, 11/15/15	1,140	1,134
Raytheon
3.125%, 10/15/20	430	433
United Air Lines
9.750%, 01/15/17	213	231
United Parcel Service
4.500%, 01/15/13	980	1,020
Verisk Analytics
5.800%, 05/01/21	405	436
Waste Management
7.375%, 05/15/29	330	420
2.600%, 09/01/16	290	294

		25,211

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	577	626
Fiserv
3.125%, 06/15/16	505	514
Freescale Semiconductor
10.125%, 12/15/16	60	63
Hewlett-Packard
6.000%, 09/15/41	720	797
4.375%, 09/15/21	290	299
3.000%, 09/15/16	359	362
Intel
3.300%, 10/01/21	1,385	1,459
Microsoft
5.300%, 02/08/41	755	956
National Semiconductor
6.600%, 06/15/17	170	209

		5,285

Materials — 0.7%
Barrick North America Finance
4.400%, 05/30/21	1,350	1,462
BHP Billiton Finance USA
3.250%, 11/21/21	2,120	2,183
Braskem America Finance
7.125%, 07/22/41 (C)	560	539
CF Industries
7.125%, 05/01/20	70	83
CodelCo
4.750%, 10/15/14 (C)	470	504
Dow Chemical
8.550%, 05/15/19	178	233
5.250%, 11/15/41	425	447
Ecolab
4.350%, 12/08/21	870	929

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMG Resources
6.375%, 02/01/16 (C)	$120	$116
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	1,390	1,477
Nacional del Cobre de Chile
3.875%, 11/03/21 (C)	645	657
Novelis
8.750%, 12/15/20	460	493
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	322
PPG Industries
5.750%, 03/15/13	435	458
Rio Tinto Finance USA
6.500%, 07/15/18	2,190	2,639
3.750%, 09/20/21	490	513
Steel Dynamics
6.750%, 04/01/15	810	828
Teck Resources
10.250%, 05/15/16	52	60
6.250%, 07/15/41	331	382
Vale Overseas
6.875%, 11/21/36	1,510	1,719
Xstrata Canada Financial
6.000%, 11/15/41 (C)	305	313
4.950%, 11/15/21 (C)	615	628

		16,985

Telecommunication Services — 1.0%
America Movil
5.625%, 11/15/17	440	506
5.000%, 03/30/20	750	828
2.375%, 09/08/16	415	414
AT&T
6.500%, 09/01/37	1,380	1,718
6.450%, 06/15/34	625	752
6.400%, 05/15/38	290	358
5.550%, 08/15/41	755	889
5.500%, 02/01/18	710	822
5.100%, 09/15/14	1,530	1,685
BellSouth
4.750%, 11/15/12	170	176
British Telecommunications
9.875%, 12/15/30	50	70
Cellco Partnership
8.500%, 11/15/18	495	668
7.375%, 11/15/13	275	306
CenturyLink
6.450%, 06/15/21	460	461
Deutsche Telekom International Finance
5.750%, 03/23/16	1,380	1,536
France Telecom
2.750%, 09/14/16	1,005	1,008
Frontier Communications
9.000%, 08/15/31	209	191
8.250%, 04/15/17	640	654
Intelsat Jackson Holdings
9.500%, 06/15/16	180	188
8.500%, 11/01/19	250	265
Rogers Communications
6.750%, 03/15/15	1,015	1,167
Sprint Capital
8.750%, 03/15/32	910	736
6.875%, 11/15/28	100	71
Telefonica Emisiones SAU
6.221%, 07/03/17	110	113

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.877%, 07/15/19	$130	$128
5.462%, 02/16/21	70	67
5.134%, 04/27/20	790	742
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	505	498
Telemar Norte Leste
5.500%, 10/23/20 (C)	820	808
Verizon Communications
6.100%, 04/15/18	465	559
6.000%, 04/01/41 (D)	570	707
5.850%, 09/15/35	115	137
5.500%, 02/15/18	1,920	2,238
3.500%, 11/01/21	975	1,015
2.000%, 11/01/16	570	572
Verizon Global Funding
7.750%, 12/01/30	1,060	1,476

		24,529

Utilities — 2.0%
Ameren
8.875%, 05/15/14	665	745
Aquila
11.875%, 07/01/12	2,535	2,662
Calpine
7.500%, 02/15/21 (C)	860	920
Carolina Power & Light
3.000%, 09/15/21	760	781
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	920	964
Cleveland Electric Illuminating
8.875%, 11/15/18	680	912
CMS Energy
5.050%, 02/15/18	650	649
2.750%, 05/15/14	400	395
Dominion Resources
8.875%, 01/15/19	1,300	1,725
4.900%, 08/01/41	230	248
1.950%, 08/15/16	265	266
Duke Energy
6.300%, 02/01/14	140	155
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,532
Enel Finance International
6.000%, 10/07/39 (C)	895	720
Energy Future Intermediate Holding
10.000%, 12/01/20	686	724
Exelon
5.625%, 06/15/35	1,060	1,141
Exelon Generation
6.250%, 10/01/39	45	55
5.200%, 10/01/19	40	44
FirstEnergy, Ser C
7.375%, 11/15/31 (D)	1,735	2,134
Great Plains Energy
4.850%, 06/01/21	143	150
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,351
LG&E and KU Energy
4.375%, 10/01/21 (C)	510	520
Midamerican Energy Holdings
6.500%, 09/15/37	1,435	1,802
6.125%, 04/01/36	326	389
National Grid
6.300%, 08/01/16	130	149
Nisource Finance
6.800%, 01/15/19	2,261	2,648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oncor Electric Delivery
6.800%, 09/01/18	$1,075	$1,307
4.550%, 12/01/41 (C)	450	460
Pacific Gas & Electric
8.250%, 10/15/18	210	277
5.800%, 03/01/37	800	974
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	3,062
PPL Electric Utilities
3.000%, 09/15/21	485	490
PPL Energy Supply
4.600%, 12/15/21	485	492
PPL WEM Holdings
3.900%, 05/01/16 (C)	715	717
Progress Energy
6.850%, 04/15/12	526	535
PSEG Power
2.750%, 09/15/16	320	321
Public Service of Colorado
4.750%, 08/15/41	115	132
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,110
Puget Sound Energy
4.434%, 11/15/41	425	441
PVNGS II Funding
8.000%, 12/30/15	1,479	1,616
Texas-New Mexico Power
9.500%, 04/01/19 (C)	1,380	1,810

		40,525

Total Corporate Obligations (Cost $590,090) ($ Thousands)		594,375

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bills
0.000%, 02/23/12 (A)	635	635
U.S. Treasury Bonds
7.625%, 02/15/25	2,950	4,770
4.750%, 02/15/41	16,185	22,305
4.500%, 02/15/36	3,918	5,127
4.375%, 11/15/39 to 05/15/41 (D)	20,780	27,070
4.250%, 11/15/40	2,217	2,827
3.875%, 08/15/40	13,630	16,339
3.750%, 08/15/41	19,138	22,508
3.125%, 11/15/41	10,050	10,529
U.S. Treasury Inflation Protected Security
3.875%, 04/15/29	523	816
3.625%, 04/15/28	2,110	3,137
3.000%, 07/15/12	3,627	3,705
2.500%, 01/15/29	1,867	2,490
2.375%, 01/15/25 to 01/15/27	1,184	1,510
2.125%, 02/15/41 (D)	5,392	7,283
2.000%, 04/15/12 to 01/15/26	4,432	4,472
1.750%, 01/15/28	54	65
U.S. Treasury Notes
4.250%, 11/15/17	1,915	2,262
3.500%, 05/15/20	1,504	1,730
3.250%, 03/31/17	2,500	2,799
2.125%, 08/15/21 (D)	11,671	11,970
2.000%, 11/15/21 (D)	5,593	5,658
1.875%, 02/28/14 to 09/30/17	9,220	9,616
1.375%, 11/30/18	556	558

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.000%, 08/31/16 to 10/31/16 (D)	$39,330	$39,734
0.875%, 11/30/16 to 12/31/16	26,999	27,054
0.250%, 10/31/13 to 12/15/14 (D)	10,994	10,988
0.125%, 12/31/13	9,998	9,973

Total U.S. Treasury Obligations (Cost $238,964) ($ Thousands)		257,930

ASSET-BACKED SECURITIES — 7.9%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2011-4, Cl A4
1.140%, 06/15/16	675	673
Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	600	638
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	140	142
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	519	521
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	103
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A4
1.470%, 08/15/17	823	823
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	1,100	1,191
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	922	922
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/18	601	600
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	721	730
USAA Auto Owner Trust, Ser 2008-3, Cl A4
4.710%, 02/18/14	1,017	1,024
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A4
1.985%, 10/20/14 (B)	991	993
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	629	637

		8,997

Credit Cards — 0.5%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.498%, 03/15/17 (B)	316	315
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.358%, 09/15/15 (B)	602	601
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.338%, 01/15/16 (B)	127	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2005-A6, Cl A6
0.348%, 07/15/14 (B)	$450	$450
Chase Issuance Trust, Ser 2005-A11, Cl A
0.348%, 12/15/14 (B)	1,761	1,761
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.378%, 05/16/16 (B) (C)	2,109	2,122
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
3.028%, 08/15/18 (B) (C)	3,888	4,079
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.578%, 12/15/14 (B)	583	586
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	2,198	2,233
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	763	763

		13,037

Mortgage Related Securities — 1.4%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.818%, 11/25/31 (B)	331	269
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.564%, 04/25/28 (B)	46	36
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.534%, 03/25/30 (B)	2,963	985
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	2,315	2,252
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.394%, 03/25/37 (B)	871	847
Centex Home Equity, Ser 2006-A, Cl AV4
0.544%, 06/25/36 (B)	4,917	2,585
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.334%, 12/25/36 (B)	75	72
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/32 (B)	711	718
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	4	4
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.764%, 05/25/39 (B) (C)	1,167	963
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.545%, 01/20/35 (B)	2,448	2,208
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.445%, 01/20/36 (B)	3,246	3,026
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A2V
0.415%, 03/20/36 (B)	158	158

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.515%, 03/20/36 (B)	$4,182	$3,511
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.664%, 06/25/35 (B)	3,744	3,519
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.334%, 01/25/37 (B)	28	27
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.894%, 01/25/32 (B)	264	230
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.434%, 01/25/37 (B)	9,500	3,062
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.544%, 07/25/37 (B)	4,574	1,432
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	791	780
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.454%, 01/25/37 (B)	6,450	2,049
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B) (C)	119	116
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.554%, 03/25/36 (B) (C)	344	237

		29,086

Other Asset-Backed Securities — 5.6%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.535%, 06/14/37 (B) (C)	2,457	2,089
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,330	1,344
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	515	517
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	750	747
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.578%, 11/14/33 (B) (C)	2,970	2,376
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.706%, 02/25/35 (B)	2,200	2,063
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.247%, 10/27/36 (B)	1,000	889
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.694%, 09/25/35 (B)	3,071	2,863
CIT Education Loan Trust, Ser 2007-1, Cl A
0.664%, 03/25/42 (B) (C)	2,175	1,970
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,267
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	567	550

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.894%, 06/25/33 (B)	$38	$33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.754%, 10/25/35 (B)	3,098	2,998
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.394%, 09/25/47 (B)	685	673
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.094%, 10/25/47 (B)	4,710	3,459
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.538%, 10/15/28 (B)	49	45
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.578%, 02/15/34 (B)	815	503
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.518%, 12/15/35 (B)	1,528	725
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.428%, 11/15/36 (B)	200	143
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.828%, 11/15/28 (B)	157	129
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	396	402
Educational Funding of the South, Ser 2011-1, Cl A2
1.068%, 04/25/35 (B)	2,100	1,901
First Horizon ABS Trust, Ser 2004-HE2, Cl A
0.514%, 02/25/34 (B)	818	608
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	765	775
GE Seaco Finance, Ser 2005-1A, Cl A
0.535%, 11/17/20 (B) (C)	3,084	2,907
Genesis Funding, Ser 2006-1A, Cl G1
0.525%, 12/19/32 (B) (C)	2,895	2,567
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.626%, 11/25/26 (B)	2,150	2,029
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	1,181	1,190
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	392	400
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	2,500	2,769
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (B) (C)	1,011	1,073
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.785%, 03/18/29 (B)	675	524
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	1,300	1,222

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.785%, 06/19/29 (B)	$350	$270
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.750%, 02/20/30 (B)	375	291
Greenpoint Manufactured Housing, Ser 2000-6, Cl A3
2.292%, 11/22/31	475	395
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.748%, 02/20/32 (B)	575	435
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.748%, 03/13/32 (B)	675	509
GSAMP Trust, Ser 2003-SEA, Cl A1
0.694%, 02/25/33 (B)	2,380	1,709
GSAMP Trust, Ser 2006-SEA1, Cl A
0.594%, 05/25/36 (B) (C)	453	372
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.874%, 11/25/35 (B)	3,423	2,609
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	1,748	1,821
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.594%, 11/25/35 (B)	1,426	988
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.624%, 05/25/46 (B)	5,138	1,133
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.644%, 05/25/37 (B) (C)	6,852	2,402
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,078	3,111
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.484%, 07/25/17 (B)	380	320
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.670%, 03/23/37 (B)	535	480
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.585%, 11/23/22 (B)	1,229	1,212
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.498%, 10/26/26 (B)	2,210	2,162
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.576%, 05/27/25 (B)	1,592	1,429
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.156%, 11/25/24 (B)	1,854	1,897
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.750%, 10/15/37 (B)	3,050	1,749
Origen Manufactured Housing, Ser 2007-A, Cl A2
3.750%, 04/15/37 (B)	5,732	3,314
Park Place Securities, Ser 2004-WCW1, Cl M2
0.974%, 09/25/34 (B)	3,747	3,364
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	129	131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.389%, 12/25/33 (B)	$188	$129
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.925%, 03/25/33 (B)	45	31
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	929
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.836%, 12/15/25 (B) (C)	850	791
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.648%, 01/25/23 (B)	2,128	2,073
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.628%, 04/25/23 (B)	2,267	2,192
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.588%, 07/25/23 (B)	594	577
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.528%, 07/27/26 (B)	2,652	2,555
SLM Student Loan Trust, Ser 2005-8, Cl A3
0.528%, 10/25/24 (B)	1,321	1,279
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.518%, 10/25/25 (B)	315	307
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.528%, 01/25/27 (B)	1,540	1,458
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.538%, 10/25/40 (B)	1,980	1,671
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.488%, 07/25/23 (B)	1,080	1,064
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.468%, 07/25/16 (B)	745	752
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.968%, 10/25/17 (B)	328	327
SLM Student Loan Trust, Ser 2008-9, Cl A
1.918%, 04/25/23 (B)	1,080	1,105
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.659%, 12/15/23 (B) (C)	2,429	2,428
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	395	406
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.615%, 10/28/28 (B)	782	780
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.647%, 12/01/20 (B)	1,850	1,756
STRU, Ser BC-2587, Cl A7
7.000%, 12/15/36	1,476	1,675
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.384%, 03/25/37 (B)	1,387	1,355

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2008-BC4, Cl A3
0.544%, 11/25/37 (B)	$2,440	$2,242
TAL Advantage, Ser 2006-1A
0.475%, 04/20/21 (B) (C)	932	861
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	1,391	1,383
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	227	225
Textainer Marine Containers, Ser 2005-1A, Cl A
0.530%, 05/15/20 (B) (C)	1,546	1,453
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	1,615	1,599
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/36 (C)	1,214	1,324
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	2,092	2,106
Triton Container Finance, Ser 2006-1A, Cl N
0.460%, 11/26/21 (B) (C)	2,163	1,979
Triton Container Finance, Ser 2007-1A, Cl N
0.430%, 02/26/19 (B) (C)	1,227	1,157

		115,822

Total Asset-Backed Securities (Cost $183,561) ($ Thousands)		166,942

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
5.500%, 07/15/36	1,580	2,049
0.321%, 02/10/12 (A)	4,560	4,558
FICO STRIPS
9.800%, 04/06/18	850	1,249
9.700%, 04/05/19	1,050	1,591
8.600%, 09/26/19	2,490	3,639
3,448%, 02/08/18 to 09/06/19 (A) 11,780	10,451
2.682%, 12/27/15 (A)	1,745	1,672
1.855%, 02/08/13 (A)	2,225	2,211
FNMA
6.250%, 05/15/29	2,110	2,971
5.711%, 10/09/19 (A)	2,910	2,237
5.250%, 08/01/12	1,860	1,911
Tennessee Valley Authority
5.250%, 09/15/39	880	1,123
4.625%, 09/15/60	1,370	1,636
3.875%, 02/15/21	1,510	1,723

Total U.S. Government Agency Obligations (Cost $34,616) ($ Thousands)		39,021

MUNICIPAL BONDS — 1.3%
Birmingham Commercial Development Authority, Ser A, RB
Callable 10/01/20 @ 100
5.500%, 04/01/41	70	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Higher Education Authority, Ser 2006-2, RB
1.795%, 06/25/42 (B)	$1,250	$1,044
City of Chicago, O’Hare International Airport Revenue, Ser A, RB
Callable 01/01/21 @ 100
5.625%, 01/01/35	90	98
City of Chicago, O’Hare International Airport Revenue, Ser C, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	190	209
City of Los Angeles, Department of Airports, Ser A, RB
Callable 05/15/19 @ 100
5.250%, 05/15/39	120	130
Callable 05/15/20 @ 100
5.000%, 05/15/35	150	160
County of Clark Nevada Airport System Revenue, Ser C, RB
6.820%, 07/01/45	595	748
County of Clark Nevada, Ser A, RB, AGM
Callable 01/01/20 @ 100
5.250%, 07/01/39	110	114
Florida Educational Loan Marketing, Sub-Ser B, AMT, RB
Callable 01/17/12 @ 100
0.435%, 12/01/36 (B)	2,350	1,763
Los Angeles Community College District, GO
6.750%, 08/01/49	570	726
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	840	1,066
Metropolitan Atlanta Rapid Transit Authority, RB
Callable 07/01/19 @ 100
5.000%, 07/01/39	100	107
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	329
6.637%, 04/01/57	560	582
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	730	999
New York Liberty Development, RB
5.250%, 10/01/35	210	217
North Texas Tollway Authority, RB
6.718%, 01/01/49	653	787
Ohio State University, Ser A, RB
4.800%, 06/01/11	215	223
Pennsylvania Higher Education Assistance Agency, Sub-Ser, RB,
1.937%, 05/01/46 (B)	4,725	4,371
San Mateo County Community College District, Ser B, GO
Callable 09/01/16 @ 100
5.000%, 09/01/38	40	41
Santa Clara Valley Transportation Authority, RB
5.876%, 04/01/32	690	810

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, GO
7.600%, 11/01/40	$625	$772
7.550%, 04/01/39	1,110	1,357
7.300%, 10/01/39	2,735	3,234
6.650%, 03/01/22	265	307
State of Illinois, GO
5.877%, 03/01/19	1,005	1,082
5.665%, 03/01/18	3,020	3,214
5.365%, 03/01/17	350	369
5.100%, 06/01/33	2,725	2,473

Total Municipal Bonds (Cost $25,049) ($ Thousands)		27,407

SOVEREIGN DEBT — 0.9%
Chile Government International Bond
3.250%, 09/14/21	745	766
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,800	2,016
Malaysia Government Bond
4.262%, 09/15/16	9,750	3,201
Mexican Bonos
8.000%, 06/11/20	71,870	5,709
Mexico Government International Bond
5.750%, 10/12/10	510	543
Poland Government International Bond
5.000%, 03/23/22	1,005	1,010
Province of Quebec Canada
2.750%, 08/25/21	850	849
Qatar Government International Bond
5.750%, 01/20/42 (C)	485	522
3.125%, 01/20/17 (C)	1,115	1,125
RSHB Capital
6.299%, 05/15/17 (C)	700	699
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	142	165
United Mexican States MTN
6.050%, 01/11/40	248	303
United Mexican States, Ser A MTN
7.500%, 04/08/33	176	248
6.750%, 09/27/34	748	975

Total Sovereign Debt (Cost $18,244) ($ Thousands)		18,131

LOAN PARTICIPATIONS — 0.7%
Allison Transmission
2.780%, 08/07/14	893	868
Aramark
2.454%, 01/26/14	121	119
0.145%, 01/26/14	18	17
Aramark LOC
0.089%, 01/26/14	12	11
Aramark, Term Loan B
3.829%, 07/26/16	267	260
Charter Communications, Term C Loan
3.620%, 09/06/16	1,286	1,255
DAE Aviation, Tranche B-1
5.430%, 07/31/14	287	280
DAE Aviation, Tranche B-2
5.430%, 09/27/14	276	269

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

First Data
4.294%, 03/24/18	$1,515	$1,264
First Data, Term Loan B-2
3.044%, 09/24/14	1,837	1,664
Harrah’s Operating, Term Loan B-2
3.418%, 01/28/15	394	341
3.257%, 01/28/15	212	183
Insight Midwest
2.000%, 04/07/14	579	571
Las Vegas Sands, Delayed Draw
2.840%, 05/17/14	233	229
Las Vegas Sands, Term B Loan
2.840%, 05/17/14	1,029	1,009
Pinafore
4.250%, 09/21/16	451	449
Sungard Data Systems
4.062%, 02/28/16	238	232
4.021%, 02/28/16	119	116
Sunguard
4.036%, 02/28/16	51	50
3.969%, 02/28/16	737	720
Telesat Canada, U.S. Term I Loan
3.260%, 10/31/14	1,028	1,013
Telesat Canada, U.S. Term II Loan
3.260%, 10/31/14	88	87
Texas Competitive Electric Holdings, Extending Term Loan
4.776%, 10/10/17	958	604
4.772%, 10/10/17	1	1
4.748%, 10/10/17	901	569
Tribune
0.000%, 06/04/10 (G)	366	206
Univision Communications
4.546%, 09/29/14	2,185	2,082
UPC Financing Partnership
3.688%, 12/30/16	85	82
1.996%, 12/31/14	648	618

Total Loan Participations (Cost $16,578) ($ Thousands)		15,169

PREFERRED STOCK — 0.1%
Citigroup Capital XII (B)	41	1,034
Citigroup Capital XIII (B)	11	277

Total Preferred Stock (Cost $1,293) ($ Thousands)		1,311

COMMON STOCK — 0.0%
SemGroup, Cl A*	1,294	34

Total Common Stock (Cost $40) ($ Thousands)		34

	Number of Warrants

WARRANT — 0.0%
SemGroup, Expires 2014*	1,362	7

Total Warrant (Cost $—) ($ Thousands)		7

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

Description	Shares/Contracts	Market Value ($ Thousands)

PURCHASED OPTION — 0.0%
IMM Euro Future Put, Expires 12/17/12 Strike Price $98.88*	100	$33

Total Purchased Option (Cost $38) ($ Thousands)		33

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P.
0.140%**†(F)	70,035,234	66,434

Total Affiliated Partnership (Cost $70,035) ($ Thousands)		66,434

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	165,975,482	165,975

Total Cash Equivalent (Cost $165,975) ($ Thousands)		165,975

Total Investments — 111.5% (Cost $2,352,152) ($ Thousands) ††		$2,371,957

WRITTEN OPTIONS — 0.0%
IMM Euro Future Put, Expires 09/22/12, Strike Price $98.88*	(100)	(24)
November 2020 U.S. CPI Consumers NSA Call, Expires: 11/21/20 Strike Inflation: 0.00%*	(3,990,000)	(25)

Total Written Options (Premiums Received $(75)) ($ Thousands)		(49)

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	46	Mar-2012	$218
U.S. 10-Year Treasury Note	(26)	Mar-2012	(7)
U.S. 2-Year Treasury Note	(279)	Apr-2012	(29)
U.S. 5-Year Treasury Note	(89)	Mar-2012	(44)
U.S. Long Treasury Bond	(217)	Mar-2012	(287)
U.S. Ultra Long Treasury Bond	88	Apr-2012	404

			$255

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

The outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup Global Markets	2/16/12	EUR	10,246	USD	14,168	$865
Citigroup Global Markets	2/16/12	USD	6,740	CAD	6,866	(2)
Morgan Stanley & Co, Inc	2/16/12	EUR	4,513	USD	6,230	369

						$1,232

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

A summary of outstanding swap agreements held by the Fund at December 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	$(1,017)
Barclays Bank PLC	France 4.25 04/19	SELL	0.25	09/20/16	(6,125)	(176)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	3,055	(1,160)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	8
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	7
Deutsche Bank	Metlife In c 5.0% 06/15/15	SELL	1.00	06/20/18	(1,590)	(142)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	8
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	7

						$(2,465)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Deutsche Bank	REF: IOS.FN30.450.10	PAY: 1 Month LIBOR	01/12/41	3,477	$(3)
Morgan Stanley	3.93%	3-Month LIBOR	05/15/41	3,225	(929)
Morgan Stanley	REF: IOS.FN30.500.10	PAY: 1 Month LIBOR	01/12/41	2,549	(6)
Morgan Stanley	REF: IOS.FN30.550.08	PAY: 1 Month LIBOR	01/12/39	2,386	(18)

					$(956)

Percentages are based on a Net Assets of $2,128,236 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $68,409 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $66,434 ($ Thousands).

(G)	Unsettled bank loan, interest rate not available.

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

LIBOR — London Inter Bank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

††	At December 31, 2011, the tax basis cost of the Fund’s investments was $2,352,152 ($ Thousands), and the unrealized appreciation and depreciation were $112,044 ($ Thousands) and ($92,239) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities $	—	$1,019,188	$—	$1,019,188
Corporate Obligations	—	594,372	3	594,375
U.S. Treasury Obligations	—	257,930	—	257,930
Asset-Backed Securities	—	166,942	—	166,942
U.S. Government Agency Obligations	—	39,021	—	39,021
Municipal Bonds	—	27,407	—	27,407
Sovereign Debt	—	18,131	—	18,131
Loan Participations	—	15,169	—	15,169
Preferred Stock	1,311	—	—	1,311
Common Stock	34	—	—	34
Warrant	—	7	—	7
Purchased Option	33	—	—	33
Affiliated Partnership	—	66,434	—	66,434
Cash Equivalent	165,975	—	—	165,975

Total Investments in Securities	$167,353	$2,204,601	$3	$2,371,957

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$255	$—	$—	$255
Written Options	(24)	(25)	—	(49)
Forwards*	—	1,232	—	1,232
Credit Default Swaps*	—	(2,465)	—	(2,465)
Interest Rate Swaps*	—	(956)	—	(956)

Total Other Financial Instruments	$231	$(2,214)	$—	$(1,983)

*	Futures contracts, forwards and swaps are value at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Corporate Obligations
Beginning balance as of October 1, 2011	$3
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2011	$3

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2011

As of December 31, 2011, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $7.2 million, and is the seller (“providing protection”) on a total notional amount of $7.7 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(204,059)	(501,533)	—	—	$(705,592)
Maximum potential amount of future payments	$1,590,000	6,125,000	—	—	$7,715,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points)(1)
0 - 200			6,125,000			6,125,000
201 - 400				1,590,000		1,590,000
Greater than 400

Total	—	—	6,125,000	1,590,000	—	7,715,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 47.2%

Agency Mortgage-Backed Obligations — 38.1%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$209	$211
FHLMC
11.000%, 02/17/21	361	402
10.000%, 03/17/26 to 10/01/30	1,229	1,457
7.500%, 01/01/32 to 09/01/38	1,432	1,703
6.500%, 10/01/31 to 09/01/38	2,411	2,719
6.000%, 08/01/15 to 10/01/38	6,233	6,871
5.500%, 08/23/17 to 10/01/39	11,807	12,924
5.000%, 03/01/34 to 08/01/41	9,886	10,739
4.500%, 04/01/35 to 10/01/41	13,827	14,868
4.000%, 10/01/33 to 10/01/41	20,752	21,934
3.500%, 12/01/25	3,205	3,365
0.600%, 10/25/13	1,280	1,280
FHLMC ARM (A)
6.468%, 10/01/37	253	279
6.392%, 02/01/37	275	298
6.134%, 06/01/37	46	50
6.060%, 10/01/37	125	134
6.019%, 10/01/37	144	156
6.012%, 04/01/37	102	111
6.004%, 11/01/36	183	196
5.992%, 04/01/37	203	216
5.980%, 06/01/38	458	494
5.972%, 01/01/37	737	796
5.949%, 03/01/37	379	401
5.933%, 07/01/37	355	385
5.919%, 06/01/36	160	173
5.899%, 03/01/37	18	19
5.829%, 11/01/37	—	—
5.767%, 07/01/38	234	253
5.734%, 05/01/37	658	701
5.730%, 05/01/37	370	396
5.690%, 03/01/36	96	104
5.679%, 03/01/36	104	112
5.621%, 04/01/37	80	86
5.610%, 06/01/37	298	321
5.600%, 08/01/39	355	383
5.591%, 10/01/38	93	101
5.343%, 11/01/36	554	586
5.278%, 05/01/38	270	287
5.055%, 07/01/36	319	343
5.004%, 05/01/37	464	490
4.989%, 01/01/35	259	278
4.916%, 02/01/36	700	747
4.655%, 11/01/36	59	63
4.123%, 12/01/36	548	583
4.097%, 12/01/36	384	408
3.235%, 03/01/36	932	996
2.400%, 12/01/41	701	723
2.328%, 10/01/36	1,108	1,171
2.098%, 10/01/36	325	342
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,213	1,268
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	532	607
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	538	617

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-48, Cl 1A
6.475%, 07/25/33 (A)	$8	$9
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	91	104
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	122	139
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	127	143
FHLMC CMO, Ser 2005-2945, Cl SA
11.793%, 03/15/20 (A)	94	102
FHLMC CMO, Ser 2005-2953, Cl PG
5.500%, 03/15/35	549	647
FHLMC CMO, Ser 2005-2967, PO
0.000%, 04/15/20	229	221
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	211	236
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	262	242
FHLMC CMO, Ser 2006-3117, PO
0.000%, 02/15/36	252	229
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	202	192
FHLMC CMO, Ser 2006-3200, PO
0.000%, 08/15/36	279	254
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/37	78	72
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	750	810
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/27	400	457
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.722%, 11/15/37 (A)	343	39
FHLMC CMO, Ser 2008-3423, Cl PB
5.500%, 03/15/38	500	577
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.772%, 05/15/38 (A)	413	51
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	426	458
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	247	284
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	124	129
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	230	203
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	1,275	1,417
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	283	297
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/36	427	400
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	227	210

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	$1,971	$2,135
FHLMC CMO, Ser 2010-3621, PO
0.000%, 01/15/40	154	139
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	715	776
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	2,012	2,117
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	829	943
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	404	73
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	546	38
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	775	87
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	920	60
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	749	96
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	467	51
FHLMC CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	371	412
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	694	59
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,046	1,254
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (A)	196	197
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/41	992	1,047
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	198	223
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	392	410
FHLMC CMO, Ser 239, Cl S30, IO
7.422%, 08/15/36 (A)	782	126
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	461	527
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	337	375
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	124	124
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	297	315
FHLMC CMO, Ser 2631, Cl SA
14.340%, 06/15/33 (A)	194	225
FHLMC CMO, Ser 2691, Cl SE
9.156%, 12/15/28 (A)	2	2
FHLMC CMO, Ser 2695, Cl SX
15.894%, 10/15/33 (A)	53	57
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	53	48
FHLMC CMO, Ser 2698, Cl SV
8.583%, 11/15/33 (A)	31	31
FHLMC CMO, Ser 2725, Cl SC
8.670%, 11/15/33 (A)	57	62
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	61	58
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,123

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	$19	$19
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	136	130
FHLMC CMO, Ser 2990, Cl LK
0.648%, 10/15/34 (A)	422	421
FHLMC CMO, Ser 3001, Cl HP
20.887%, 05/15/35 (A)	118	160
FHLMC CMO, Ser 3006, Cl QS
19.385%, 07/15/35 (A)	296	382
FHLMC CMO, Ser 3012, Cl GK
23.498%, 06/15/35 (A)	133	187
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	225	253
FHLMC CMO, Ser 3217, Cl CX, IO
6.312%, 09/15/36 (A)	756	124
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	354	335
FHLMC CMO, Ser 3262, Cl SG, IO
6.122%, 01/15/37 (A)	733	107
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	333
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	107	102
FHLMC CMO, Ser 3383, Cl SA, IO
6.172%, 11/15/37 (A)	818	130
FHLMC CMO, Ser 3422, Cl SE
16.754%, 02/15/38 (A)	74	90
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	346	41
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	100	81
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	163	155
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	2,538	2,629
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	605	631
FHLMC CMO, Ser 3632, Cl BS
16.572%, 02/15/40 (A)	100	136
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	781	98
FHLMC CMO, Ser 6960, Cl SJ
8.732%, 10/15/33 (A)	192	198
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	841	1,008
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	209	236
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	452	526
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	141	157
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	594	679
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	667	782
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	221	256
FHLMC CMO, Ser T-76, Cl 2A
4.756%, 10/25/37 (A)	328	337

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	$407	$427
FHLMC Multifamily Structured Pass- Through Certificates, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	342	384
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser 2011- K014, Cl A2
3.871%, 04/25/21	484	529
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	349	424
FHLMC TBA
4.000%, 02/15/41	3,000	3,138
3.500%, 02/01/26	3,900	4,058
3.000%, 02/15/27	2,200	2,264
FNMA
7.500%, 10/01/37 to 04/01/39	1,102	1,319
7.000%, 04/01/32 to 01/01/39	645	742
6.500%, 05/01/27 to 10/01/38	2,408	2,735
6.000%, 10/01/19 to 10/01/39	27,725	30,783
5.500%, 02/01/21 to 08/01/40	6,455	7,069
5.000%, 01/01/20 to 09/01/41	42,391	46,027
4.640%, 01/01/21	496	558
4.540%, 01/01/20	488	545
4.530%, 12/01/19	491	549
4.500%, 08/01/21 to 10/01/41	6,739	7,292
4.390%, 05/01/21	250	278
4.380%, 01/01/21 to 04/01/21	1,489	1,655
4.369%, 02/01/20	491	546
4.360%, 05/01/21	1,000	1,143
4.303%, 07/01/21	1,189	1,323
4.301%, 01/01/21	297	330
4.300%, 04/01/21	250	277
4.291%, 06/01/21	498	554
4.250%, 04/01/21 to 04/01/21	750	829
4.240%, 06/01/21	1,000	1,104
4.130%, 08/01/21	997	1,094
4.066%, 07/01/20	400	433
4.060%, 07/01/21	1,000	1,094
4.000%, 10/01/33 to 02/01/39	1,580	1,673
3.739%, 06/01/18	897	964
3.590%, 12/01/20	492	525
3.505%, 09/01/20	981	1,041
3.500%, 01/01/26 to 11/01/41	10,281	10,738
3.430%, 10/01/20	985	1,041
3.290%, 10/01/20	350	367
3.230%, 11/01/20	350	365
2.970%, 11/01/18	491	511
2.690%, 10/01/17	350	362
FNMA ARM (A)
6.337%, 02/01/37	553	578
6.320%, 10/01/36	46	50
6.277%, 09/01/37	96	105
6.200%, 08/01/36	128	139
6.124%, 12/01/36	55	60
6.091%, 11/01/37	88	96
6.075%, 07/01/37	395	408

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.049%, 10/01/37	$113	$122
6.043%, 07/01/37	77	84
6.032%, 09/01/37	39	43
6.028%, 01/01/37	63	68
5.986%, 09/01/37	22	23
5.977%, 04/01/37	88	95
5.957%, 01/01/37	116	125
5.931%, 03/01/37	66	72
5.922%, 04/01/37	122	130
5.918%, 04/01/36	305	327
5.905%, 07/01/37	144	156
5.879%, 09/01/37	65	71
5.878%, 02/01/37	64	69
5.864%, 09/01/37	259	280
5.842%, 09/01/37	174	188
5.745%, 10/01/37	44	47
5.744%, 10/01/37	70	76
5.629%, 01/01/23	197	214
5.500%, 07/01/37	376	401
5.474%, 02/01/39	200	216
5.261%, 11/01/37	444	471
4.434%, 07/01/37	220	232
3.886%, 11/01/36	181	192
3.743%, 11/01/37	255	271
3.132%, 03/01/36	317	336
2.991%, 11/01/36	275	292
2.794%, 12/01/36	532	565
2.640%, 12/01/36	242	256
2.601%, 05/01/36	402	427
2.570%, 09/01/36	101	108
2.569%, 06/01/36	534	567
2.371%, 09/01/36	372	394
1.899%, 09/01/36	283	298
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,140	168
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	357	392
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	122	114
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	211	238
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	93	104
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	93	89
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	380	434
FNMA CMO, Ser 2003-131, Cl SK
15.613%, 01/25/34 (A)	201	247
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	1,000	1,144
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	269	275
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	137	124
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	378	387
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	190	180

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	$110	$103
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/32	119	110
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	51	50
FNMA CMO, Ser 2004-89, Cl SM
17.068%, 09/25/24 (A)	568	725
FNMA CMO, Ser 2005-106, Cl US
23.490%, 11/25/35 (A)	802	1,174
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	1,681	1,828
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	500	522
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	175	192
FNMA CMO, Ser 2005-72, Cl SB
16.141%, 08/25/35 (A)	247	296
FNMA CMO, Ser 2005-90, Cl ES
16.141%, 10/25/35 (A)	191	232
FNMA CMO, Ser 2006-105, Cl ME
5.500%, 11/25/36	1,000	1,165
FNMA CMO, Ser 2006-117, Cl GS, IO
6.356%, 12/25/36 (A)	275	49
FNMA CMO, Ser 2006-118, Cl A2
0.317%, 12/25/36 (A)	224	213
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	137	124
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	152	144
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	298	308
FNMA CMO, Ser 2006-56, Cl FC
0.584%, 07/25/36 (A)	316	315
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	120	108
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	6	6
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	146	131
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	568	672
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	142	167
FNMA CMO, Ser 2007-100, Cl SM, IO
6.156%, 10/25/37 (A)	601	89
FNMA CMO, Ser 2007-101, Cl A2
0.544%, 06/27/36 (A)	216	214
FNMA CMO, Ser 2007-112, Cl SA, IO
6.156%, 12/25/37 (A)	509	79
FNMA CMO, Ser 2007-114, Cl A6
0.494%, 10/27/37 (A)	200	199
FNMA CMO, Ser 2007-116, Cl HI, IO
6.186%, 01/25/38 (A)	329	19
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,131
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	40	41
FNMA CMO, Ser 2007-29, Cl SG
21.688%, 04/25/37 (A)	79	110
FNMA CMO, Ser 2007-54, Cl FA
0.694%, 06/25/37 (A)	336	335

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-65, Cl KI, IO
6.326%, 07/25/37 (A)	$534	$71
FNMA CMO, Ser 2007-72, Cl EK, IO
6.106%, 07/25/37 (A)	555	85
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	222	203
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,152
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,033
FNMA CMO, Ser 2007-85, Cl SG
15.516%, 09/25/37 (A)	139	167
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	785	10
FNMA CMO, Ser 2008-4, Cl SD, IO
5.706%, 02/25/38 (A)	969	114
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	285
FNMA CMO, Ser 2009-103, Cl MB
3.252%, 12/25/39 (A)	344	366
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	679	757
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	409	432
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	2,076	2,267
FNMA CMO, Ser 2009-30, Cl AG
6.500%, 05/25/39	2,187	2,438
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	661	743
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	493	75
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	772	806
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/37	359	336
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	535	581
FNMA CMO, Ser 2009-84, Cl WS, IO
5.606%, 10/25/39 (A)	402	49
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	2,433	2,336
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	301	254
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	265	34
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	1,150	64
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	251	267
FNMA CMO, Ser 2009-99, Cl SC, IO
5.886%, 12/25/39 (A)	425	52
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	390	435
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	691	761
FNMA CMO, Ser 2010-1, Cl WA
6.149%, 02/25/40 (A)	172	194
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	189	215
FNMA CMO, Ser 2010-23, Cl KS, IO
6.806%, 02/25/40 (A)	691	96

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-35, Cl SB, IO
6.126%, 04/25/40 (A)	$501	$73
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	157	150
FNMA CMO, Ser 2010-43, Cl HJ
5.500%, 05/25/40	1,358	1,487
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	500	541
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	386	421
FNMA CMO, Ser 2010-68, Cl SA, IO
4.706%, 07/25/40 (A)	1,354	170
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	259
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,182
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/41	967	1,124
FNMA CMO, Ser 2011-39, Cl ZA
6.000%, 11/25/32	1,455	1,626
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	588	620
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	1,913	1,999
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	180	188
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/21	1,000	1,064
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A2
7.500%, 12/25/41	388	448
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A1
7.000%, 12/25/41	633	700
FNMA Grantor Trust CMO, Ser 2002- T1, Cl A1
6.500%, 11/25/31	401	461
FNMA Grantor Trust CMO, Ser 2002- T19, Cl A2
7.000%, 07/25/42	441	496
FNMA Grantor Trust CMO, Ser 2004- T3, Cl 1A3
7.000%, 02/25/44	415	479
FNMA Interest CMO, Ser 1998-300, PO
0.000%, 09/01/24	193	182
FNMA TBA
6.000%, 02/01/36 to 01/01/38	6,400	7,020
3.500%, 01/01/41 to 02/25/41	12,000	12,327
3.000%, 01/16/26 to 01/25/27	8,685	8,971
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.806%, 06/25/42 (A)	531	78
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.141%, 12/25/42 (A)	289	337
FNMA Whole Loan CMO, Ser 2003- W12, Cl 1A8
4.550%, 06/25/43	257	278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2003- W17, Cl 1A7
5.750%, 08/25/33	$81	$93
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	279	322
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	523	595
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	690	787
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.514%, 03/25/45 (A)	707	703
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	348	408
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.514%, 02/25/36 (A)	309	307
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.554%, 11/25/46 (A)	447	444
GNMA
7.500%, 10/15/37	259	304
7.000%, 09/15/31	105	123
6.500%, 12/15/35	1,113	1,267
6.000%, 01/15/40	1,471	1,667
4.500%, 11/15/39	3,465	3,790
3.500%, 02/20/41 to 03/20/41	530	544
GNMA ARM (A)
3.500%, 05/20/41 to 10/20/41	2,758	2,910
3.000%, 07/20/41 to 11/20/41	1,887	1,958
2.500%, 02/20/34	594	616
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	532	619
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	884	1,007
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	161	181
GNMA CMO, Ser 2003-97, Cl SA, IO
6.267%, 11/16/33 (A)	585	103
GNMA CMO, Ser 2004-11, Cl SX
16.673%, 02/20/34 (A)	37	48
GNMA CMO, Ser 2004-28, Cl SV
8.715%, 04/20/34 (A)	400	444
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	132	128
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	177	179
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	54	52
GNMA CMO, Ser 2004-87, Cl SB
7.383%, 03/17/33 (A)	277	279
GNMA CMO, Ser 2005-28, PO
0.000%, 02/17/33	400	349
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	485

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	$92	$85
GNMA CMO, Ser 2006-38, Cl SG, IO
6.365%, 09/20/33 (A)	550	51
GNMA CMO, Ser 2007-17, Cl AF
0.483%, 04/16/37 (A)	505	505
GNMA CMO, Ser 2007-26, Cl SW, IO
5.915%, 05/20/37 (A)	814	117
GNMA CMO, Ser 2007-27, Cl SD, IO
5.915%, 05/20/37 (A)	479	72
GNMA CMO, Ser 2007-72, Cl US, IO
6.265%, 11/20/37 (A)	305	46
GNMA CMO, Ser 2007-78, Cl SA, IO
6.247%, 12/16/37 (A)	2,850	389
GNMA CMO, Ser 2007-82, Cl SA, IO
6.245%, 12/20/37 (A)	412	61
GNMA CMO, Ser 2007-9, Cl CI, IO
5.915%, 03/20/37 (A)	640	92
GNMA CMO, Ser 2008-1, PO
0.000%, 01/20/38	177	162
GNMA CMO, Ser 2008-10, Cl S, IO
5.545%, 02/20/38 (A)	635	86
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	138	125
GNMA CMO, Ser 2008-33, Cl XS, IO
7.417%, 04/16/38 (A)	313	49
GNMA CMO, Ser 2008-55, Cl SA, IO
5.915%, 06/20/38 (A)	728	106
GNMA CMO, Ser 2009-106, Cl AS, IO
6.117%, 11/16/39 (A)	670	94
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	398	79
GNMA CMO, Ser 2009-24, Cl DS, IO
6.015%, 03/20/39 (A)	1,066	126
GNMA CMO, Ser 2009-25, Cl SE, IO
7.315%, 09/20/38 (A)	509	82
GNMA CMO, Ser 2009-43, Cl SA, IO
5.665%, 06/20/39 (A)	599	78
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,645	1,833
GNMA CMO, Ser 2009-6, Cl SH, IO
5.755%, 02/20/39 (A)	497	69
GNMA CMO, Ser 2009-65, Cl TS, IO
6.115%, 12/20/38 (A)	972	124
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	243	43
GNMA CMO, Ser 2009-66, Cl XS, IO
6.517%, 07/16/39 (A)	5,781	828
GNMA CMO, Ser 2009-67, Cl SA, IO
5.767%, 08/16/39 (A)	414	56
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	597
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	522	465
GNMA CMO, Ser 2009-83, Cl TS, IO
5.815%, 08/20/39 (A)	728	107
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	125	107
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/40	477	420
GNMA CMO, Ser 2010-4, Cl NS, IO
6.107%, 01/16/40 (A)	6,364	955

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-47, Cl PX, IO
6.415%, 06/20/37 (A)	$1,030	$168
GNMA CMO, Ser 2011-137, Cl WA
5.541%, 07/20/40 (A)	987	1,124
GNMA TBA
3.500%, 01/15/41 to 02/15/41	5,700	5,940
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	1,200	1,254
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.724%, 10/07/20 (A)	2,494	2,496
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.644%, 11/06/17 (A)	2,274	2,274
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.744%, 11/05/20 (A)	1,418	1,418
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.674%, 02/06/20 (A)	1,726	1,726

		390,951

Non-Agency Mortgage-Backed Obligations — 9.1%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.478%, 02/02/37 (A) (B)	258	248
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (B)	300	304
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (B)	200	202
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (B)	325	326
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (A) (B)	181	185
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.257%, 02/25/45 (A)	1,166	856
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (B)	473	490
ASG Resecuritization Trust, Ser 2009- 2, Cl G60
5.277%, 05/24/36 (A) (B)	100	97
ASG Resecuritization Trust, Ser 2009- 2, Cl A55
5.277%, 05/24/36 (A) (B)	202	200
ASG Resecuritization Trust, Ser 2009- 3, Cl A65
5.132%, 03/26/37 (A) (B)	823	813
ASG Resecuritization Trust, Ser 2010- 3, Cl 2A22
0.455%, 10/28/36 (A) (B)	123	122
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	394	396

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	$172	$173
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	169	172
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	189	194
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	91	92
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	135	135
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	24	24
Banc of America Funding, Ser 2004-C, Cl 1A1
5.026%, 12/20/34 (A)	85	80
Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.538%, 08/26/35 (A) (B)	207	217
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	111	112
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002- PB2, Cl B
6.309%, 06/11/35	145	145
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002- PB2, Cl A4
6.186%, 06/11/35	129	128
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	75	76
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	1,260	1,365
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	108
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	307
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	100	110
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	215	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	$225	$249
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	303	327
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	620	667
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	102	102
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.844%, 05/25/18 (A)	116	111
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.744%, 08/25/18 (A)	52	50
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	204
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	87	88
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	129	132
Bank of America Commercial Mortgage
5.921%, 05/10/45 (A)	733	821
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (B)	220	220
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (A) (B)	159	165
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (B)	60	59
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (B)	568	597
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (A) (B)	218	223
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.206%, 04/26/37 (A) (B)	345	343
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.432%, 11/26/37 (A) (B)	85	85
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.134%, 07/26/45 (A) (B)	286	272
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.057%, 01/26/36 (A) (B)	175	162

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.918%, 02/26/47 (A) (B)	$69	$64
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.007%, 04/26/35 (A) (B)	116	113
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (A) (B)	200	195
BCAP LLC Trust, Ser 2011-RR5
0.407%, 05/28/36 (A) (B)	268	237
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.823%, 07/26/36 (A) (B)	240	228
BCAP Trust, Ser 2011-RR10, Cl 2A1
0.713%, 09/26/37 (A) (B)	492	422
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.089%, 05/25/34 (A)	113	112
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (A)	190	174
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	63	64
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	22	22
Bear Stearns Commercial Mortgage Securities, Ser 2004-T14, Cl A4
5.200%, 01/12/41 (A)	698	742
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	78	78
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.295%, 06/11/41 (A) (B)	2,584	38
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.295%, 10/12/42 (A)	1,505	1,664
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.620%, 03/11/39 (A)	100	111
Briarwood Apartments
1.031%, 02/17/22	200	200
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	290	301
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.061%, 12/15/47	336	343
Chase Mortgage Finance, Ser 2003- S15, Cl 2A10
0.744%, 01/25/34 (A)	55	55
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	79	74
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.736%, 02/25/37 (A)	68	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.756%, 02/25/37 (A)	$144	$135
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.777%, 07/25/37 (A)	171	150
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.770%, 07/25/37 (A)	176	172
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	127
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.697%, 12/10/49 (A)	485	535
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	124	119
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.174%, 11/25/38 (A) (B)	263	262
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.729%, 02/25/35 (A) (B)	116	113
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.337%, 02/25/47 (A) (B)	172	169
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.384%, 02/25/46 (A) (B)	172	163
Citigroup, Ser 2005-CD1, Cl AM
5.400%, 07/15/44 (A)	281	295
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.242%, 12/11/49 (A) (B)	14,419	136
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.106%, 01/15/46 (A) (B)	15,929	41
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	171	177
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (B)	393	394
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	527	554
Commercial Mortgage Pass-Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (A)	315	343
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.814%, 12/10/49 (A)	473	528
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	100	101

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	$302	$297
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	532	544
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.394%, 08/25/18 (A)	49	47
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	158	161
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	114	115
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	65	66
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	380	393
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	136	146
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	166	171
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.557%, 10/25/33 (A)	1,150	960
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	221	229
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	476	491
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	378	398
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	188	194
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.850%, 03/15/39 (A)	215	231
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
6.011%, 06/15/38 (A)	575	640
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	602	640
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,500	1,601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (B)	$44	$44
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.296%, 06/28/47 (A) (B)	126	125
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.676%, 09/26/46 (A) (B)	172	169
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (B)	61	59
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (B)	100	93
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (B)	164	164
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.860%, 07/28/36 (A) (B)	178	168
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.509%, 08/28/47 (A) (B)	498	491
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.294%, 03/27/46 (A) (B)	538	534
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	229
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46 (B)	737	772
DBUBS Mortgage Trust, Ser 2011- LC2A, Cl A2
3.386%, 07/10/44 (B)	455	471
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.575%, 02/25/20 (A)	108	110
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.387%, 04/26/37 (A) (B)	88	86
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	795	828
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	1,129	1,131
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (B)	335	348
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	162	163
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	697	739
GE Capital Commercial Mortgage, Ser 2002-2A, Cl A3
5.349%, 08/11/36	1,184	1,196

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2004-C2, Cl A4
4.893%, 03/10/40	$158	$167
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	53
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	6	6
GMAC Commercial Mortgage Securities, Ser 2003-C1, Cl A2
4.079%, 05/10/36	227	232
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	188
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	361	360
GMAC Mortgage Loan Trust, Ser 2003- AR1, Cl A4
3.030%, 10/19/33 (A)	233	219
GMAC Mortgage Loan Trust, Ser 2003- GH2, Cl A4
5.000%, 10/25/33	190	188
GMAC Mortgage Loan Trust, Ser 2003- J7, Cl A7
5.000%, 11/25/33	350	361
GMAC Mortgage Loan Trust, Ser 2004- J5, Cl A7
6.500%, 01/25/35	234	247
GMAC Mortgage Loan Trust, Ser 2004- J6, Cl 1A1
5.000%, 01/25/20	119	122
GMAC Mortgage Loan Trust, Ser 2010- 1, Cl A
4.250%, 07/25/40 (B)	1	1
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	1,244	1,264
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (C)	1,505	1,604
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	125	125
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	485	498
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	673	721
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.073%, 07/10/38 (A)	2,250	2,500
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,361	1,473
GS Mortgage Securities II, Ser 2005- GG4, Cl A4
4.761%, 07/10/39	114	119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006- GG8, Cl X, IO
0.612%, 11/10/39 (A) (B)	$3,251	$73
GS Mortgage Securities II, Ser 2011- GC5, Cl A4
3.707%, 08/10/44	1,725	1,795
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.644%, 09/25/35 (A) (B)	201	157
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.443%, 10/25/33 (A)	508	504
GSR Mortgage Loan Trust, Ser 2004- 8F, Cl 2A3
6.000%, 09/25/34	226	237
GSR Mortgage Loan Trust, Ser 2005- 5F, Cl 2A3
5.500%, 06/25/35	38	38
GSR Mortgage Loan Trust, Ser 2005- 5F, Cl 8A3
0.794%, 06/25/35 (A)	112	98
GSR Mortgage Loan Trust, Ser 2007- 1F, Cl 2A4
5.500%, 01/25/37	50	47
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.744%, 10/25/34 (A)	1,584	1,425
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (B)	725	771
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	143	149
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.644%, 05/25/36 (A)	133	111
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.644%, 08/25/36 (A)	176	157
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	160	163
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	47
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	74	75
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	48	48
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	527	551
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	512	541
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1
5.038%, 03/15/46 (A)	1,005	1,091

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	$172	$175
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.068%, 06/12/43 (A)	13,783	95
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	103	107
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.433%, 05/15/47 (A)	150	137
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	1,598	1,695
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	1,200	1,286
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	228	246
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (B)	139	158
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	987	1,032
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (B)	672	702
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (B)	136	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	192	206
JPMorgan Mortgage Trust, Ser 2004- A3, Cl 4A1
2.749%, 07/25/34 (A)	61	57
JPMorgan Mortgage Trust, Ser 2004- A4, Cl 1A1
2.759%, 09/25/34 (A)	73	71
JPMorgan Mortgage Trust, Ser 2005- A1, Cl 5A1
4.485%, 02/25/35 (A)	26	25
JPMorgan Mortgage Trust, Ser 2006- A2, Cl 4A1
2.747%, 08/25/34 (A)	541	489
JPMorgan Mortgage Trust, Ser 2006- A2, Cl 5A3
2.648%, 11/25/33 (A)	272	249
JPMorgan Mortgage Trust, Ser 2006- A3, Cl 6A1
2.781%, 08/25/34 (A)	280	237
JPMorgan Reremic, Ser 2010-4, Cl 7A1
4.273%, 08/26/35 (A) (B)	137	134
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.131%, 07/15/44 (A)	129	138

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	$61	$62
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	26	26
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	101	104
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	374	393
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.166%, 02/15/41 (A) (B)	8,206	90
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	221
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.067%, 06/15/38 (A)	125	140
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	41
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	128	135
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	481	509
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	234	255
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (B)	124	117
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/37 (A) (B)	300	296
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.718%, 11/21/34 (A)	225	220
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	168	168
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/35 (B)	113	82
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	596	617
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	304	315
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	51	52
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	108	112

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.730%, 07/25/33 (A)	$58	$54
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.219%, 02/25/34 (A)	598	586
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	127	133
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.505%, 01/12/44 (A)	120	112
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.854%, 05/12/39 (A)	150	167
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,400	1,507
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.210%, 12/12/49 (A) (B)	3,329	44
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.787%, 04/25/29 (A)	100	85
Morgan Stanley Capital I, Ser 2004- IQ8, Cl A4
4.900%, 06/15/40	94	94
Morgan Stanley Capital I, Ser 2004- T13, Cl A3
4.390%, 09/13/45	74	75
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	72	75
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.350%, 11/14/42 (A)	47	48
Morgan Stanley Capital I, Ser 2005- T19, Cl A4A
4.890%, 06/12/47	1,285	1,401
Morgan Stanley Capital I, Ser 2006- HQ8, Cl AM
5.647%, 03/12/44 (A)	134	137
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (A)	300	331
Morgan Stanley Capital I, Ser 2007- HQ11, IO
0.425%, 02/12/44 (A) (B)	9,038	71
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A1
5.357%, 12/15/44	116	117
Morgan Stanley Capital I, Ser 2007- IQ16, Cl A4
5.809%, 12/12/49	846	931
Morgan Stanley Capital I, Ser 2007- T27, Cl A4
5.794%, 06/11/42 (A)	100	114
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (B)	80	80

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	$314	$337
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	578	598
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	18	18
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	111	111
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	306	315
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	113
Morgan Stanley Reremic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (B)	250	256
Morgan Stanley Reremic Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/43 (B)	1,000	999
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (B)	250	260
Morgan Stanley Reremic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (B)	716	714
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.315%, 03/15/30 (A)	406	425
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	113	119
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	48	40
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (B)	167	167
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (B)	250	247
Residential Accredit Loans, Ser 2003- QS15, Cl A7
5.500%, 08/25/33	224	225
Residential Accredit Loans, Ser 2003- QS18, Cl A1
5.000%, 09/25/18	175	180
Residential Accredit Loans, Ser 2004- QA7, Cl A4
5.500%, 05/25/34	300	264
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	680	685
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	98	101

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	$128	$130
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.578%, 12/25/34 (A)	833	737
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	11	11
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/33 (A)	174	161
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	65	66
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	104	103
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (A) (B)	219	219
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.951%, 06/25/34 (A)	104	98
Structured Asset Securities, Ser 2003- 16, Cl A3
0.794%, 06/25/33 (A)	149	141
Structured Asset Securities, Ser 2003- 24A, Cl 3A2
2.423%, 07/25/33 (A)	348	302
Structured Asset Securities, Ser 2003- 32, Cl 1A1
5.235%, 11/25/33 (A)	108	113
Structured Asset Securities, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/33	229	232
Structured Asset Securities, Ser 2003- 37A, Cl 2A
5.015%, 12/25/33 (A)	108	107
Structured Asset Securities, Ser 2004- 5H, Cl A4
5.540%, 12/25/33	372	363
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.739%, 08/15/39 (A)	1,000	1,081
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	356	364
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	867	987
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (A) (B)	127	127
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/51 (A) (B)	112	112
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/51 (A) (B)	164	164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	$43	$43
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	21	21
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	120	120
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.449%, 10/25/33 (A)	269	254
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.446%, 08/25/33 (A)	148	139
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.476%, 08/25/33 (A)	68	63
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.462%, 09/25/33 (A)	242	229
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	106	110
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.655%, 06/25/33 (A)	50	56
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	767	789
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.570%, 06/25/34 (A)	159	154
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.570%, 06/25/34 (A)	106	103
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	223	232
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	499	524
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	241	247
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	254	262
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.615%, 02/25/33 (A)	167	159
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.414%, 10/25/33 (A)	75	75
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.432%, 11/25/33 (A)	162	163

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	$57	$57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.710%, 12/25/34 (A)	255	239
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.737%, 12/25/34 (A)	122	117
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.710%, 12/25/34 (A)	255	242
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.744%, 06/25/34 (A)	453	425
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.700%, 07/25/34 (A)	240	221
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.677%, 09/25/34 (A)	384	365
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.712%, 10/25/34 (A)	132	125
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.712%, 10/25/34 (A)	264	254
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	83	86
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.711%, 06/25/35 (A)	234	217
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	790	805
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (B)	125	133

		92,827

Total Mortgage-Backed Securities (Cost $465,514) ($ Thousands)		483,778

CORPORATE OBLIGATIONS — 21.1%

Consumer Discretionary — 1.3%
CBS
7.875%, 07/30/30	90	114
5.750%, 04/15/20	25	28
Comcast
7.050%, 03/15/33	90	114
6.500%, 01/15/17	1,275	1,500
5.850%, 11/15/15	465	529
Comcast Cable Communications
8.375%, 03/15/13	587	638
Comcast Cable Holdings
10.125%, 04/15/22	45	65
Walt Disney
4.125%, 12/01/41	130	134

		13,742

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COX Communications
5.450%, 12/15/14	$70	$78
Cox Enterprises
7.375%, 07/15/27 (B)	50	60
Daimler Finance LLC
7.300%, 01/15/12	170	170
6.500%, 11/15/13	80	87
Daimler Finance North America
3.875%, 09/15/21 (B) (C)	270	271
2.625%, 09/15/16 (B)	150	149
1.875%, 09/15/14 (B) (C)	765	761
DIRECTV Holdings
6.000%, 08/15/40	515	562
4.600%, 02/15/21 (C)	100	104
Discovery Communications
4.375%, 06/15/21	53	56
Gap
5.950%, 04/12/21	674	643
Historic TW
9.150%, 02/01/23	200	274
Johnson Controls
5.250%, 12/01/41	120	127
4.250%, 03/01/21	65	69
3.750%, 12/01/21	69	71
Kohl’s
4.000%, 11/01/21	30	31
Lowe’s
7.110%, 05/15/37	110	145
5.125%, 11/15/41	11	12
3.800%, 11/15/21	530	556
NBCUniversal Media
5.950%, 04/01/41	50	59
4.375%, 04/01/21 (C)	245	259
2.875%, 04/01/16	492	502
Newell Rubbermaid
4.700%, 08/15/20	47	50
News America
7.300%, 04/30/28	150	171
7.250%, 05/18/18	50	60
6.650%, 11/15/37	25	28
6.150%, 03/01/37	627	685
6.150%, 02/15/41	63	73
Staples
9.750%, 01/15/14	80	91
TCI Communications
8.750%, 08/01/15	210	255
7.125%, 02/15/28	200	245
Thomson Reuters
5.950%, 07/15/13	213	227
4.700%, 10/15/19	75	83
3.950%, 09/30/21	109	113
Time Warner
7.625%, 04/15/31	620	800
5.375%, 10/15/41	272	295
Time Warner Cable
8.250%, 04/01/19	200	251
7.300%, 07/01/38	110	134
6.750%, 07/01/18	800	950
5.875%, 11/15/40	250	271
5.500%, 09/01/41	679	715
Viacom
3.875%, 12/15/21	75	77

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.7%
Altria Group
10.200%, 02/06/39 (C)	$170	$265
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	1,095	1,418
5.375%, 11/15/14	110	122
Bunge Finance
8.500%, 06/15/19	120	146
Cencosud
5.500%, 01/20/21 (B) (C)	180	184
Clorox
5.000%, 03/01/13	90	94
Coca-Cola
1.800%, 09/01/16	546	555
CVS Caremark
6.125%, 09/15/39	40	49
5.750%, 05/15/41	220	262
CVS Pass-Through Trust
5.926%, 01/10/34 (B)	97	100
Diageo Capital
4.828%, 07/15/20	90	102
Diageo Finance BV
5.500%, 04/01/13	90	95
Kraft Foods
6.500%, 02/09/40 (C)	650	846
6.125%, 08/23/18	225	266
5.375%, 02/10/20 (C)	211	243
Kroger
7.500%, 04/01/31	30	39
5.400%, 07/15/40	14	15
PepsiCo
7.900%, 11/01/18	11	15
3.000%, 08/25/21	31	32
2.500%, 05/10/16 (C)	455	473
Pernod-Ricard
5.750%, 04/07/21 (B)	510	575
4.450%, 01/15/22 (B)	550	576
SABMiller
5.500%, 08/15/13 (B)	90	96
Wal-Mart Stores
5.625%, 04/15/41 (C)	611	790

		7,358

Energy — 1.3%
Anadarko Petroleum
7.625%, 03/15/14 (C)	180	200
BG Energy Capital
4.000%, 10/15/21 (B) (C)	1,080	1,113
BP Capital Markets
3.875%, 03/10/15 (C)	185	198
2.248%, 11/01/16	620	624
Canadian Natural Resources
7.200%, 01/15/32	50	65
CenterPoint Energy Resources
5.950%, 01/15/14	70	76
ConocoPhillips
6.000%, 01/15/20 (C)	100	124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Energy
6.300%, 01/15/19	$80	$98
5.600%, 07/15/41	190	228
Encana
6.500%, 05/15/19 (C)	100	120
6.500%, 02/01/38	675	800
Energen
4.625%, 09/01/21	465	462
Energy Transfer Partners
9.000%, 04/15/19	240	286
ENI
5.700%, 10/01/40 (B)	300	315
Halliburton
6.150%, 09/15/19	80	98
Husky Energy
7.250%, 12/15/19 (C)	268	328
Kerr-McGee
6.950%, 07/01/24 (C)	635	757
Marathon Petroleum
6.500%, 03/01/41	80	91
5.125%, 03/01/21	78	82
Occidental Petroleum
1.750%, 02/15/17	35	35
Petro-Canada
6.800%, 05/15/38	475	613
6.050%, 05/15/18	115	135
Petroleos Mexicanos
6.500%, 06/02/41 (B)	60	68
Pride International
6.875%, 08/15/20	320	375
Schlumberger Investment
3.300%, 09/14/21 (B)	47	48
1.950%, 09/14/16 (B)	505	511
Shell International Finance BV
4.300%, 09/22/19 (C)	300	348
3.100%, 06/28/15	60	64
Southern Union
8.250%, 11/15/29	675	802
Spectra Energy Capital
8.000%, 10/01/19	200	252
Statoil
5.250%, 04/15/19	140	162
4.250%, 11/23/41	27	28
3.150%, 01/23/22	33	34
3.125%, 08/17/17	50	53
Suncor Energy
6.500%, 06/15/38	100	126
Talisman Energy
7.750%, 06/01/19	405	499
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,180
Tosco
7.800%, 01/01/27	65	91
TransCanada Pipelines
7.125%, 01/15/19	50	64
6.500%, 08/15/18	175	214
Transocean
7.350%, 12/15/41	9	10
6.500%, 11/15/20	120	124
6.375%, 12/15/21	211	224

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.050%, 12/15/16	$785	$802
Union Pacific Resources Group
7.150%, 05/15/28	52	60
Williams
7.875%, 09/01/21	515	634
Williams, Ser A
7.500%, 01/15/31	148	180

		13,801

Financials — 12.4%
ABB Treasury Center USA
2.500%, 06/15/16 (B)	1,130	1,136
Abbey National Treasury Services
4.000%, 04/27/16 (C)	600	538
ACE INA Holdings
5.600%, 05/15/15	100	112
Achmea Hypotheekbank
3.200%, 11/03/14 (B) (C)	717	752
Aflac
8.500%, 05/15/19	25	31
6.450%, 08/15/40	25	26
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (B)	30	32
Allstate
5.000%, 08/15/14	70	76
American Express
7.250%, 05/20/14	105	117
7.000%, 03/19/18 (C)	170	205
American Express Credit MTN
7.300%, 08/20/13 (C)	680	738
5.125%, 08/25/14	390	419
2.800%, 09/19/16 (C)	814	818
American Honda Finance MTN
3.875%, 09/21/20 (B)	495	512
American International Group
5.850%, 01/16/18	210	205
4.875%, 09/15/16	165	156
Andina de Fomento
3.750%, 01/15/16	90	91
ANZ National Int’l
2.375%, 12/21/12 (B)	100	102
AON
6.250%, 09/30/40	19	23
3.500%, 09/30/15	11	11
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	336	339
Associates Corp of North America
6.950%, 11/01/18	200	217
Australia & New Zealand Banking Group
2.400%, 11/23/16 (B)	1,167	1,156
Bank of America MTN
7.375%, 05/15/14 (C)	715	741
6.500%, 08/01/16	1,325	1,334
6.100%, 06/15/17 (C)	2,600	2,446
6.000%, 09/01/17 (C)	485	474
5.750%, 12/01/17	110	104
5.650%, 05/01/18	1,615	1,539
5.625%, 07/01/20	75	69
5.420%, 03/15/17	100	90
5.000%, 05/13/21 (C)	435	396
4.500%, 04/01/15	150	145
3.750%, 07/12/16 (C)	625	579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.625%, 03/17/16	$155	$143
Bank of Montreal
2.850%, 06/09/15 (B)	280	290
1.300%, 10/31/14 (B)	695	694
Bank of New York Mellon MTN
4.600%, 01/15/20	40	44
3.550%, 09/23/21	34	35
2.950%, 06/18/15 (C)	125	130
2.400%, 01/17/17	129	129
Bank of Nova Scotia
3.400%, 01/22/15 (C)	194	204
2.150%, 08/03/16 (B) (C)	460	463
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B)	100	106
Barclays Bank
5.200%, 07/10/14	150	155
5.125%, 01/08/20 (C)	760	781
5.000%, 09/22/16 (C)	1,450	1,502
2.500%, 01/23/13 (C)	150	149
BB&T
5.700%, 04/30/14	195	213
4.900%, 06/30/17 (C)	200	213
3.950%, 04/29/16 (C)	160	172
3.850%, 07/27/12	150	152
Bear Stearns
7.250%, 02/01/18	1,500	1,759
Berkshire Hathaway
3.750%, 08/15/21 (C)	1,347	1,400
Berkshire Hathaway Finance
5.400%, 05/15/18 (C)	690	805
BlackRock
6.250%, 09/15/17 (C)	145	169
Blackstone Holdings Finance
5.875%, 03/15/21 (B)	295	288
Boeing Capital
2.900%, 08/15/18	265	276
Boston Properties ‡
3.700%, 11/15/18	265	271
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (B)	825	847
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (B) (C)	655	677
1.500%, 12/12/14 (B)	830	831
Capital One Financial
7.375%, 05/23/14 (C)	225	247
6.750%, 09/15/17	145	163
4.750%, 07/15/21 (C)	225	232
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	141
5.850%, 09/01/17	140	167
CDP Financial
3.000%, 11/25/14 (B)	900	936
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.929%, 02/01/27 (A)	560	384
Citigroup
8.125%, 07/15/39 (C)	940	1,151
6.875%, 03/05/38	685	753
6.500%, 08/19/13 (C)	250	260
6.375%, 08/12/14	300	315
6.125%, 05/15/18	115	122

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.010%, 01/15/15	$325	$340
6.000%, 08/15/17 (C)	620	650
5.375%, 08/09/20 (C)	148	152
5.300%, 01/07/16 (C)	220	228
4.500%, 01/14/22	756	727
3.953%, 06/15/16 (C)	545	543
1.056%, 08/25/36 (A)	1,500	996
Citigroup Funding
1.875%, 10/22/12	680	689
CME Group
5.750%, 02/15/14	46	50
CNA Financial
6.500%, 08/15/16	170	184
5.875%, 08/15/20	72	74
5.750%, 08/15/21	290	296
Comerica
3.000%, 09/16/15	35	36
CommonWealth ‡
6.650%, 01/15/18	60	64
6.250%, 08/15/16	100	106
Commonwealth Bank of Australia
2.125%, 03/17/14 (B)	1,250	1,246
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
5.800%, 09/30/10 (B)	100	112
5.250%, 05/24/41	240	235
Credit Suisse New York
6.000%, 02/15/18 (C)	270	266
Credit Suisse NY MTN
5.300%, 08/13/19 (C)	250	258
4.375%, 08/05/20	285	279
Credit Suisse USA
5.125%, 08/15/15 (C)	170	179
Deutsche Bank
4.875%, 05/20/13	750	767
3.875%, 08/18/14	100	102
2.375%, 01/11/13 (C)	1,355	1,345
Dexia Credit Local
2.750%, 04/29/14 (B)	1,795	1,631
Discover Financial Services
6.450%, 06/12/17	250	261
DnB Boligkreditt
2.100%, 10/14/15 (B)	1,890	1,875
ERAC USA Finance
2.250%, 01/10/14 (B)	58	58
ERP Operating ‡
5.750%, 06/15/17	125	139
5.125%, 03/15/16 (C)	830	889
4.625%, 12/15/21	294	300
Farmers Exchange Capital (B)
7.200%, 07/15/48	1,321	1,369
7.050%, 07/15/28	480	508
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (B) (D)	250	247
FUEL Trust
3.984%, 06/15/16 (B) (C)	200	200
General Electric Capital MTN
6.875%, 01/10/39 (C)	490	587
6.750%, 03/15/32	965	1,130

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.150%, 08/07/37 (C)	$885	$968
6.000%, 08/07/19	645	741
5.875%, 01/14/38	860	911
5.625%, 09/15/17 (C)	700	776
5.500%, 01/08/20 (C)	180	198
5.400%, 02/15/17 (C)	200	222
5.375%, 10/20/16 (C)	350	391
5.300%, 02/11/21	300	321
4.650%, 10/17/21 (C)	620	647
0.815%, 05/05/26 (A)	600	444
0.705%, 08/07/18 (A)	850	747
Goldman Sachs Group MTN
7.500%, 02/15/19	710	784
6.250%, 09/01/17 (C)	650	680
6.250%, 02/01/41 (C)	199	195
6.150%, 04/01/18 (C)	780	805
6.000%, 05/01/14 (C)	750	779
6.000%, 06/15/20 (C)	1,005	1,030
5.375%, 03/15/20 (C)	950	938
5.250%, 10/15/13	140	143
5.250%, 07/27/21 (C)	680	663
3.625%, 02/07/16 (C)	245	237
GTP Acquisition Partners I
4.347%, 06/15/16 (B)	144	143
HCP MTN ‡
6.750%, 02/01/41 (C)	80	90
6.700%, 01/30/18 (C)	975	1,084
6.300%, 09/15/16	375	411
6.000%, 06/15/14	500	530
5.650%, 12/15/13	386	406
Health Care ‡
6.500%, 03/15/41	91	91
6.125%, 04/15/20	1,775	1,839
Healthcare Realty Trust ‡
6.500%, 01/17/17	1,400	1,504
HSBC Bank
4.125%, 08/12/20 (B)	100	99
1.625%, 07/07/14 (B) (C)	200	198
HSBC Bank USA NY
4.625%, 04/01/14 (C)	175	179
HSBC Finance
6.676%, 01/15/21 (B)	1,000	1,034
5.500%, 01/19/16	140	143
4.750%, 07/15/13 (C)	160	163
HSBC Holdings
5.100%, 04/05/21 (C)	255	271
4.875%, 01/14/22	100	106
HSBC Holdings PLC
6.800%, 06/01/38	335	347
Inter-American Development Bank MTN
3.875%, 10/28/41	455	484
International Lease Finance (B)
7.125%, 09/01/18	500	518
6.750%, 09/01/16	500	513
IPIC GMTN MTN
5.500%, 03/01/22 (B)	565	565
Itau Unibanco Holding MTN
6.200%, 04/15/20 (B)	120	125

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jackson National Life Global Funding (B)
5.375%, 05/08/13	$200	$209
4.700%, 06/01/18	100	107
Jefferies Group
6.450%, 06/08/27	160	133
6.250%, 01/15/36	120	98
John Deere Capital MTN
5.750%, 09/10/18	100	121
JPMorgan Chase
6.000%, 01/15/18	115	128
5.600%, 07/15/41	213	223
5.400%, 01/06/42	310	324
4.350%, 08/15/21 (C)	740	747
3.450%, 03/01/16	385	391
JPMorgan Chase Bank
6.000%, 10/01/17	2,927	3,149
JPMorgan Chase Capital XIII
1.529%, 09/30/34 (A)	500	343
KeyBank
5.800%, 07/01/14	250	267
Kilroy Realty ‡
6.625%, 06/01/20	90	97
5.000%, 11/03/15	130	134
4.800%, 07/15/18	310	306
Korea Development Bank
3.875%, 05/04/17	455	449
3.250%, 03/09/16	374	368
Lazard Group
7.125%, 05/15/15	493	529
6.850%, 06/15/17	609	639
Lincoln National
4.850%, 06/24/21	10	10
Lloyds TSB Bank (C)
6.375%, 01/21/21	850	852
5.800%, 01/13/20 (B)	310	294
4.875%, 01/21/16	305	297
M&T Bank
5.375%, 05/24/12	80	81
Macquarie Group
7.625%, 08/13/19 (B)	70	72
7.300%, 08/01/14	1,475	1,536
7.300%, 08/01/14 (B)	120	125
6.250%, 01/14/21 (B)	96	92
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	640	936
MassMutual Global Funding II
2.875%, 04/21/14 (B)	100	102
Merrill Lynch
6.875%, 04/25/18	100	99
6.400%, 08/28/17 (C)	150	145
6.150%, 04/25/13 (C)	140	141
6.050%, 05/16/16 (C)	920	867
MetLife
6.750%, 06/01/16	390	449
6.400%, 12/15/36 (C)	695	658
5.700%, 06/15/35 (C)	155	173
Metropolitan Life Global Funding I
5.125%, 06/10/14 (B) (C)	100	108
2.500%, 01/11/13 (B)	310	314
2.500%, 09/29/15 (B)	520	523

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monumental Global Funding
5.500%, 04/22/13 (B)	$65	$68
Morgan Stanley MTN
7.300%, 05/13/19	920	937
6.625%, 04/01/18 (C)	1,770	1,748
6.250%, 08/28/17 (C)	200	196
5.950%, 12/28/17	100	95
5.750%, 08/31/12 (C)	180	182
5.750%, 01/25/21	100	93
5.625%, 09/23/19	285	264
5.550%, 04/27/17	100	96
5.500%, 01/26/20	700	637
5.500%, 07/28/21 (C)	430	398
5.450%, 01/09/17 (C)	470	453
4.750%, 04/01/14 (C)	620	611
4.200%, 11/20/14 (C)	156	150
3.800%, 04/29/16 (C)	515	474
National Australia Bank (B)
3.750%, 03/02/15 (C)	120	124
3.000%, 07/27/16	180	179
2.500%, 01/08/13	150	151
National Bank of Canada
1.650%, 01/30/14 (B)	870	879
National City
6.875%, 05/15/19	50	56
4.900%, 01/15/15	200	216
National City Bank
0.904%, 06/07/17 (A)	1,300	1,192
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	86
2.625%, 09/16/12	25	25
Nationwide Mutual Insurance
9.375%, 08/15/39 (B)	165	199
6.600%, 04/15/34 (B)	35	32
New York Life Global Funding
4.650%, 05/09/13 (B)	150	157
3.000%, 05/04/15 (B)	720	754
New York Life Insurance
6.750%, 11/15/39 (B)	255	326
Nomura Holdings
6.700%, 03/04/20 (C)	115	121
5.000%, 03/04/15	40	40
4.125%, 01/19/16	60	59
Nordea Bank
4.875%, 05/13/21 (B) (C)	230	194
Nordea Eiendomskreditt
1.875%, 04/07/14 (B)	985	986
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	470	564
PACCAR Financial MTN
1.550%, 09/29/14	35	35
Pacific Life Global Funding MTN
5.150%, 04/15/13 (B)	100	104
5.000%, 05/15/17 (B)	50	53
Pipeline Funding
7.500%, 01/15/30 (B)	1,500	1,738
PNC Funding
5.125%, 02/08/20 (C)	90	102
2.700%, 09/19/16	570	580
Post Apartment Homes
4.750%, 10/15/17	700	710

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Power Receivables Financial
6.290%, 01/01/12 (B)	$18	$18
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	130
5.300%, 04/24/13	125	131
5.100%, 04/15/14	225	238
Protective Life
8.450%, 10/15/39	147	168
Prudential Financial MTN
5.625%, 05/12/41	104	102
4.500%, 11/16/21	110	111
Prudential Holdings
8.695%, 12/18/23 (B)	1,200	1,508
1.434%, 12/18/17 (A) (B)	750	701
Prudential Insurance of America
8.300%, 07/01/25 (B)	150	192
Rabobank Nederland MTN
3.200%, 03/11/15 (B)	200	204
Royal Bank of Canada MTN
2.300%, 07/20/16 (C)	120	122
Simon Property Group ‡
10.350%, 04/01/19	130	178
6.750%, 05/15/14	50	55
5.650%, 02/01/20	38	44
4.125%, 12/01/21	27	28
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (B)	390	387
Stadshypotek
1.450%, 09/30/13 (B)	1,049	1,047
Standard Chartered
3.200%, 05/12/16 (B) (C)	625	612
Svensk Exportkredit
3.250%, 09/16/14	667	689
Swedbank Hypotek (B)
2.950%, 03/28/16	425	436
2.125%, 08/31/16	495	487
Toronto-Dominion Bank
2.500%, 07/14/16	72	73
2.200%, 07/29/15 (B)	100	102
1.625%, 09/14/16 (B)	1,695	1,673
Toyota Motor Credit MTN
3.400%, 09/15/21	740	763
3.200%, 06/17/15	87	92
2.000%, 09/15/16	200	202
Travelers Property Casualty
7.750%, 04/15/26	100	132
UBS MTN (C)
5.875%, 12/20/17	120	125
5.750%, 04/25/18	100	104
US Bancorp MTN
2.875%, 11/20/14	138	144
2.450%, 07/27/15	250	256
Wachovia
5.750%, 06/15/17	485	548
Wachovia Bank MTN
6.000%, 11/15/17 (C)	875	966
4.875%, 02/01/15	600	636
0.876%, 03/15/16 (A)	400	358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance (B)
7.500%, 06/02/14	$1,140	$1,250
7.125%, 04/15/18	60	67
6.750%, 09/02/19	70	78
4.625%, 05/10/21	175	172
Wells Fargo
5.625%, 12/11/17	180	205
3.676%, 06/15/16	390	408
Westpac Banking
4.875%, 11/19/19	260	277
2.450%, 11/28/16 (B)	435	431
WR Berkley
5.375%, 09/15/20	90	91
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	1,750	1,645

		127,187

Health Care — 0.6%
Amgen
5.750%, 03/15/40	62	68
5.650%, 06/15/42	657	714
5.150%, 11/15/41	1,155	1,197
4.500%, 03/15/20	22	23
3.875%, 11/15/21	405	409
3.450%, 10/01/20	50	49
Becton Dickinson
3.125%, 11/08/21	490	507
Boston Scientific
6.400%, 06/15/16	380	426
Coventry Health Care
5.950%, 03/15/17	583	654
Gilead Sciences
5.650%, 12/01/41	305	338
4.500%, 04/01/21 (C)	475	504
Life Technologies
5.000%, 01/15/21 (C)	475	497
Medco Health Solutions
2.750%, 09/15/15	35	35
Pharmacia
6.500%, 12/01/18	120	150
Stryker
2.000%, 09/30/16	275	281
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	190	193
Thermo Fisher Scientific
3.200%, 03/01/16	225	238
UnitedHealth Group
6.875%, 02/15/38	90	121
3.375%, 11/15/21	75	78

		6,482

Industrials — 1.0%
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 01/31/21	19	18
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/21	80	82
BAE Systems (B)
5.800%, 10/11/41	20	21
4.750%, 10/11/21	1,105	1,125

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAE Systems Holdings
5.200%, 08/15/15 (B)	$90	$97
Burlington Northern Santa Fe
7.290%, 06/01/36	90	128
5.750%, 03/15/18	950	1,110
5.750%, 05/01/40	151	181
5.400%, 06/01/41	50	58
4.700%, 10/01/19	75	84
3.450%, 09/15/21	16	16
Canadian National Railway
5.850%, 11/15/17	50	60
Cargill
7.350%, 03/06/19 (B)	250	317
Caterpillar
5.200%, 05/27/41	460	551
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	271	290
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/20	369	395
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/19	185	197
Continental Airlines Pass-Through Trust, Ser A
5.983%, 04/19/22 (C)	530	552
CSX
6.250%, 03/15/18	155	185
Danaher
3.900%, 06/23/21	22	24
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/18 (C)	566	603
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/19 (C)	48	48
Eaton
7.625%, 04/01/24	75	104
Fluor
3.375%, 09/15/21	68	69
Hutchison Whampoa International
5.750%, 09/11/19 (B)	405	454
JetBlue Airways 2004-1 G-1 Pass- Through Trust
0.921%, 12/15/13 (A)	427	402
Koninklijke Philips Electronics
5.750%, 03/11/18	24	28
Lockheed Martin
5.720%, 06/01/40	82	92
3.350%, 09/15/21	650	647
2.125%, 09/15/16	37	37
Norfolk Southern
6.000%, 05/23/11 (C)	158	183
Northrop Grumman
1.850%, 11/15/15	540	537
Pitney Bowes
5.600%, 03/15/18	25	26
5.000%, 03/15/15	50	53
4.875%, 08/15/14	50	53
Ryder System MTN
3.600%, 03/01/16	35	36

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyco International
7.000%, 12/15/19	$30	$37
Tyco International Finance
8.500%, 01/15/19	50	64
Union Pacific
4.163%, 07/15/22 (C)	131	142
United Parcel Service of America
8.375%, 04/01/20	50	71
United Technologies
8.875%, 11/15/19 (C)	110	154
Verisk Analytics
5.800%, 05/01/21	215	231
Waste Management
4.750%, 06/30/20 (C)	93	102
2.600%, 09/01/16	180	183

		9,847

Information Technology — 0.5%
Adobe Systems
4.750%, 02/01/20	300	326
Arrow Electronics
6.875%, 07/01/13	25	27
6.875%, 06/01/18	95	107
6.000%, 04/01/20	45	48
Cisco Systems
5.900%, 02/15/39	150	188
5.500%, 01/15/40	100	122
Dell
5.650%, 04/15/18	90	104
Fiserv
3.125%, 06/15/16	295	300
Hewlett-Packard
6.000%, 09/15/41	550	609
4.650%, 12/09/21	130	137
4.375%, 09/15/21	189	195
3.000%, 09/15/16 (C)	172	173
HP Enterprise Services
7.450%, 10/15/29	125	156
Intel
4.800%, 10/01/41	65	73
3.300%, 10/01/21	935	985
International Business Machines
8.000%, 10/15/38	100	163
Intuit
5.750%, 03/15/17	75	84
Microsoft
5.300%, 02/08/41	405	513
4.500%, 10/01/40	14	16
1.625%, 09/25/15	90	93
National Semiconductor
3.950%, 04/15/15	100	108
Oracle
5.375%, 07/15/40	17	21
5.000%, 07/08/19	200	236
Xerox
8.250%, 05/15/14 (C)	90	101
4.500%, 05/15/21	13	13

		4,898

Materials — 0.3%
BHP Billiton Finance USA
6.500%, 04/01/19 (C)	125	154

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Braskem America Finance
7.125%, 07/22/41 (B)	$280	$269
CRH America
6.000%, 09/30/16	31	33
Dow Chemical
8.550%, 05/15/19	143	187
7.600%, 05/15/14 (C)	190	215
5.250%, 11/15/41	270	284
4.125%, 11/15/21	61	63
Ecolab
4.350%, 12/08/21	345	368
E.I. du Pont de Nemours
5.600%, 12/15/36	80	99
4.900%, 01/15/41	25	28
1.950%, 01/15/16	40	41
Mosaic
4.875%, 11/15/41	30	31
3.750%, 11/15/21	25	25
Nacional del Cobre de Chile
3.875%, 11/03/21 (B)	340	346
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	62
PPG Industries
9.000%, 05/01/21 (C)	145	203
Praxair
5.200%, 03/15/17	70	81
4.375%, 03/31/14	75	81
Rio Tinto Finance USA
3.750%, 09/20/21	90	94
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	94
Teck Resources
6.250%, 07/15/41 (C)	177	205
Union Carbide
7.750%, 10/01/96	50	56
Xstrata Canada Financial
6.000%, 11/15/41 (B)	160	164
4.950%, 11/15/21 (B)	330	337

		3,520

Telecommunication Services — 1.1%
America Movil
2.375%, 09/08/16 (C)	350	349
American Tower ‡ (C)
5.050%, 09/01/20	124	124
4.500%, 01/15/18	465	473
AT&T
8.000%, 11/15/31	13	18
6.400%, 05/15/38	155	192
6.300%, 01/15/38	435	534
5.550%, 08/15/41	965	1,136
5.500%, 02/01/18 (C)	100	116
5.350%, 09/01/40	423	476
4.850%, 02/15/14 (C)	200	216
BellSouth Telecommunications
6.300%, 12/15/15	124	131
British Telecommunications
5.950%, 01/15/18 (C)	200	221
British Telecommunications PLC
9.875%, 12/15/30	45	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cellco Partnership
8.500%, 11/15/18	$230	$310
7.375%, 11/15/13	240	267
Centel Capital
9.000%, 10/15/19	65	73
CenturyLink
7.600%, 09/15/39	80	79
6.450%, 06/15/21 (C)	360	361
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (C)	175	201
France Telecom
8.500%, 03/01/31	50	71
2.750%, 09/14/16	665	667
GTE
8.750%, 11/01/21	300	420
6.840%, 04/15/18	150	180
Qwest
6.750%, 12/01/21	156	170
Telecom Italia Capital
6.999%, 06/04/18	150	140
4.950%, 09/30/14	620	576
Telefonica Emisiones SAU
6.221%, 07/03/17 (C)	205	210
5.462%, 02/16/21	23	22
2.582%, 04/26/13	695	678
Telefonica Moviles Chile
2.875%, 11/09/15 (B)	210	207
Telemar Norte Leste SA
5.500%, 10/23/20 (B) (C)	450	443
Verizon Communications
5.850%, 09/15/35	160	191
3.500%, 11/01/21	270	281
2.000%, 11/01/16	305	306
Verizon Global Funding
7.750%, 12/01/30 (C)	610	850
Vodafone Group
5.450%, 06/10/19	75	87

		10,839

Utilities — 1.9%
AEP Texas Central Transition Funding
5.170%, 01/01/18	575	671
5.090%, 07/01/15	1,300	1,426
AGL Capital
5.250%, 08/15/19	50	56
4.450%, 04/15/13	120	124
Alabama Power
6.125%, 05/15/38	18	24
5.875%, 12/01/22	95	118
Ameren
8.875%, 05/15/14	310	347
American Water Capital
6.085%, 10/15/17	100	116
Appalachian Power
5.950%, 05/15/33	100	111
Aquila
11.875%, 07/01/12	1,210	1,271
Arizona Public Service
5.050%, 09/01/41	47	53

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Atmos Energy
4.950%, 10/15/14	$75	$82
Carolina Power & Light
5.300%, 01/15/19	175	205
3.000%, 09/15/21	514	528
CenterPoint Energy
6.500%, 05/01/18	50	58
CenterPoint Energy Resources
4.500%, 01/15/21	81	86
Cleveland Electric Illuminating
8.875%, 11/15/18	363	487
7.880%, 11/01/17	170	214
Consolidated Edison of New York
5.700%, 06/15/40	38	48
Consumers Energy
6.700%, 09/15/19 (C)	100	127
Dominion Resources
8.875%, 01/15/19	700	929
6.400%, 06/15/18	180	217
4.900%, 08/01/41 (C)	120	130
1.950%, 08/15/16	165	166
Duke Energy
6.300%, 02/01/14	120	132
3.550%, 09/15/21	76	78
Duke Energy Carolinas
4.300%, 06/15/20	39	44
4.250%, 12/15/41	28	29
Duke Energy Indiana
3.750%, 07/15/20	52	56
Enel Finance International
6.000%, 10/07/39 (B)	375	302
5.125%, 10/07/19 (B)	100	89
Exelon Generation
6.250%, 10/01/39	40	49
6.200%, 10/01/17	100	115
5.200%, 10/01/19	35	38
4.000%, 10/01/20 (C)	120	123
Florida Power & Light
5.950%, 10/01/33	35	45
5.125%, 06/01/41	28	33
Great Plains Energy
4.850%, 06/01/21	60	63
Jersey Central Power & Light
7.350%, 02/01/19 (C)	100	126
Kansas City Power & Light
5.300%, 10/01/41	100	108
LG&E and KU Energy
4.375%, 10/01/21 (B)	270	275
Massachusetts Electric
5.900%, 11/15/39 (B)	55	69
MidAmerican Energy
5.300%, 03/15/18	200	234
Midamerican Energy Holdings
6.500%, 09/15/37 (C)	225	283
6.125%, 04/01/36	105	125
National Grid
6.300%, 08/01/16 (C)	72	83
Nevada Power
7.125%, 03/15/19 (C)	110	137
6.500%, 08/01/18	40	48
5.450%, 05/15/41	50	59
5.375%, 09/15/40	12	14

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Niagara Mohawk Power
4.881%, 08/15/19 (B)	$80	$89
Nisource Finance
6.125%, 03/01/22	1,000	1,151
5.800%, 02/01/42	149	156
Northern States Power
6.250%, 06/01/36 (C)	100	138
5.350%, 11/01/39	19	24
Oncor Electric Delivery
6.800%, 09/01/18 (C)	460	559
4.550%, 12/01/41 (B)	235	240
Pacific Gas & Electric
8.250%, 10/15/18	60	79
5.625%, 11/30/17	525	621
5.400%, 01/15/40	42	49
4.500%, 12/15/41	48	49
3.250%, 09/15/21	12	12
Pacificorp
6.250%, 10/15/37	90	119
5.650%, 07/15/18	175	209
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	711
PPL Electric Utilities
3.000%, 09/15/21 (C)	250	253
PPL Energy Supply
4.600%, 12/15/21	315	319
PPL WEM Holdings
3.900%, 05/01/16 (B)	385	386
Progress Energy
6.850%, 04/15/12 (C)	229	233
PSEG Power
5.500%, 12/01/15	100	111
5.320%, 09/15/16	40	45
5.125%, 04/15/20	45	50
4.150%, 09/15/21	33	34
2.750%, 09/15/16	200	201
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	35
2.700%, 05/01/15	45	47
Public Service of Colorado
4.750%, 08/15/41	60	69
Public Service of Oklahoma
5.150%, 12/01/19	83	93
Puget Sound Energy
4.434%, 11/15/41	225	233
San Diego Gas & Electric
3.950%, 11/15/41	14	14
Sempra Energy
8.900%, 11/15/13	180	203
6.000%, 10/15/39	50	62
Southern
1.950%, 09/01/16	26	26
Southern California Edison
5.500%, 03/15/40	50	62
3.900%, 12/01/41	60	60
3.875%, 06/01/21	22	24
Southern Power
5.150%, 09/15/41	11	12
Southwestern Public Service
8.750%, 12/01/18	90	123
Texas-New Mexico Power
9.500%, 04/01/19 (B)	1,290	1,692

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wisconsin Electric Power
2.950%, 09/15/21	$3	$3

		18,947

Total Corporate Obligations (Cost $208,098) ($ Thousands)		216,621

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bonds
8.875%, 08/15/17	1,690	2,419
8.750%, 05/15/20 to 08/15/20	775	1,217
8.500%, 02/15/20	425	654
7.625%, 02/15/25	985	1,593
7.500%, 11/15/16	1,200	1,582
6.750%, 08/15/26	250	386
6.500%, 11/15/26	200	303
6.375%, 08/15/27	50	76
6.250%, 05/15/30	200	309
6.125%, 11/15/27 to 08/15/29	550	819
5.500%, 08/15/28	1,100	1,553
5.375%, 02/15/31	200	285
4.750%, 02/15/41	381	525
4.500%, 02/15/36	1,038	1,358
4.375%, 05/15/41 (C)	10,137	13,208
4.250%, 11/15/40	1,977	2,521
3.875%, 08/15/40	7,365	8,829
3.750%, 08/15/41 (C)	16,248	19,109
3.250%, 12/31/16	1,100	1,228
3.125%, 11/15/41	4,652	4,874
2.625%, 12/31/14 to 02/29/16	1,000	1,073
2.375%, 10/31/14	500	528
U.S. Treasury Inflation Protected Security
3.000%, 07/15/12	2,525	2,579
2.500%, 01/15/29	105	141
2.125%, 02/15/41	2,058	2,779
2.000%, 04/15/12	1,562	1,569
U.S. Treasury Notes
4.750%, 08/15/17	2,720	3,276
4.250%, 11/15/17	3,525	4,164
3.500%, 02/15/18 to 05/15/20	2,809	3,211
3.250%, 03/31/17	1,342	1,503
3.125%, 10/31/16 to 05/15/19	3,365	3,766
2.750%, 05/31/17 to 12/31/17	5,435	5,949
2.250%, 07/31/18	500	532
2.125%, 08/15/21	16,216	16,632
2.000%, 11/15/21 (C)	6,407	6,481
1.875%, 09/30/17	2,615	2,734
1.750%, 10/31/18	800	823
1.500%, 07/15/12 to 08/31/18	10,690	10,964
1.375%, 11/30/18	1,302	1,307
1.000%, 08/31/16 to 10/31/16 (C)	17,636	17,817
0.875%, 11/30/16 to 12/31/16	14,933	14,964
0.500%, 10/15/14	233	234
0.250%, 10/31/13 to 12/15/14 (C)	8,717	8,715
0.125%, 12/31/13	5,439	5,425
U.S. Treasury STRIPS (D)
6.292%, 05/15/24	200	148
4.978%, 11/15/27	200	129
4.917%, 05/15/26	100	68
4.863%, 11/15/31	50	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.789%, 08/15/27	$700	$454
4.780%, 08/15/25	100	70
4.750%, 05/15/27	515	337
4.741%, 05/15/28	600	379
4.676%, 02/15/28	600	382
4.591%, 05/15/36	100	47
4.589%, 08/15/30	325	190
4.587%, 02/15/24	75	56
4.576%, 05/15/34	175	89
4.555%, 05/15/29	100	61
4.536%, 02/15/34	250	129
4.514%, 11/15/33	350	182
4.453%, 08/15/33	300	157
4.446%, 08/15/24	500	365
4.422%, 11/15/30	950	550
4.390%, 05/15/33	425	225
4.371%, 02/15/30	1,000	594
4.287%, 02/15/17	3,660	3,480
4.269%, 11/15/24	150	108
4.264%, 11/15/26	1,100	734
4.231%, 11/15/29	400	240
4.221%, 05/15/30	200	118
4.176%, 02/15/32	150	83
4.138%, 11/15/20	1,250	1,059
4.096%, 02/15/27	1,100	728
4.050%, 05/15/19	875	782
4.029%, 08/15/19	1,350	1,196
3.964%, 11/15/32	250	135
3.823%, 02/15/22	600	485
3.720%, 05/15/31	185	105
3.704%, 08/15/18	400	366
3.675%, 11/15/17	1,550	1,447
3.560%, 08/15/20 (C)	3,550	3,036
3.301%, 11/15/16	200	191
3.155%, 11/15/21	200	163
3.135%, 05/15/18	250	230
3.087%, 02/15/18	925	858
3.069%, 05/15/20	4,274	3,684
2.971%, 02/15/16	100	97
2.740%, 02/15/20	200	174
2.721%, 02/15/15	100	98
2.704%, 08/15/21	250	206
2.600%, 02/15/14	1,200	1,193
2.453%, 05/15/23	200	154
2.160%, 05/15/21	300	250

Total U.S. Treasury Obligations (Cost $190,890) ($ Thousands)		206,054

ASSET-BACKED SECURITIES — 6.7%

Automotive — 0.8%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (B)	46	47
Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/14	65	65

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	$225	$226
Ally Auto Receivables Trust, Ser 2010- 3, Cl A4
1.550%, 08/17/15	89	90
Ally Auto Receivables Trust, Ser 2011- 1, Cl A3
1.380%, 01/15/15	85	86
Ally Auto Receivables Trust, Ser 2011- 1, Cl A2
0.810%, 10/15/13	109	109
Ally Auto Receivables Trust, Ser 2011- 4, Cl A4
1.140%, 06/15/16	328	327
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	23	23
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	98	98
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	75	75
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	195	195
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/16	259	258
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	100	100
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/16	239	239
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (B)	21	21
Bank of America Auto Trust, Ser 2009- 3A, Cl A3
1.670%, 12/15/13 (B)	34	34
Bank of America Auto Trust, Ser 2010- 1A, Cl A4
2.180%, 02/15/17 (B)	100	102
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (B)	60	60
Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/14	19	19
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	59	59
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/16	169	168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	$250	$250
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (B)	172	173
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/19 (B)	160	160
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	275	276
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	101
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	72	72
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A4
1.470%, 08/15/17	431	431
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	485	484
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (B)	200	200
Huntington Auto Trust, Ser 2011-1A, Cl A2
0.760%, 04/15/14 (B)	240	240
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/16 (B)	200	200
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	80	80
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	91
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	71	72
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	64	64
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/18	290	290
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (B)	139	139
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	141	142
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (B)	388	393
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	75

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/17 (B)	$100	$101
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/17 (B)	38	37
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	190	190
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	250	250
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	125	127
USAA Auto Owner Trust, Ser 2008-3, Cl A4
4.710%, 02/18/14	534	538
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	148
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	43	43
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A4
1.985%, 10/20/14 (A)	520	521
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (B)	70	70
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (B)	45	45
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	306	310
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	137

		9,056

Credit Cards — 0.8%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.498%, 03/15/17 (A)	154	154
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.358%, 09/15/15 (A)	293	293
Chase Issuance Trust, Ser 2005-A11, Cl A
0.348%, 12/15/14 (A)	920	920
Chase Issuance Trust, Ser 2005-A6, Cl A6
0.348%, 07/15/14 (A)	219	219
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	485	542
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	435	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
3.028%, 08/15/18 (A) (B)	$1,886	$1,978
Citibank Omni Master Trust, Ser 2009- A8, Cl A8
2.378%, 05/16/16 (A) (B)	1,029	1,035
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (A) (B)	500	553
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.578%, 12/15/14 (A)	231	232
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	1,304	1,325
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	399	399

		8,128

Mortgage Related Securities — 1.5%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.344%, 01/25/34 (A)	505	426
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
0.944%, 12/25/34 (A)	1,039	921
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.834%, 03/25/35 (A)	934	875
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (B)	63	63
Argent Securities, Ser 2003-W5, Cl M1
0.994%, 10/25/33 (A)	402	308
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.784%, 07/25/35 (A)	753	739
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
1.034%, 11/25/34 (A)	1,524	1,323
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.664%, 08/25/35 (A)	1,525	1,305
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.394%, 03/25/37 (A)	308	299
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.544%, 11/25/37 (A)	779	760
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	1	1
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.555%, 01/20/35 (A)	85	75
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.775%, 01/20/35 (A)	106	92

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.445%, 01/20/36 (A)	$1,484	$1,383
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.435%, 03/20/36 (A)	93	86
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.465%, 03/20/36 (A)	1,127	1,100
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	150	151
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.485%, 03/20/36 (A)	104	87
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.765%, 03/20/36 (A)	2,000	903
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.485%, 11/20/36 (A)	237	210
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
1.029%, 06/25/35 (A)	435	407
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.644%, 07/25/34 (A) (B)	175	167
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.044%, 01/25/35 (A)	36	35
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.334%, 01/25/37 (A)	8	8
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	100	106
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.269%, 08/25/33 (A)	257	146
Residential Asset Securities, Ser 2005- EMX3, Cl AI4
0.664%, 09/25/35 (A)	96	95
Residential Asset Securities, Ser 2005- KS9, Cl A3
0.664%, 10/25/35 (A)	100	95
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (B)	112	94
Saxon Asset Securities Trust, Ser 2003- 1, Cl AF6
4.795%, 06/25/33	81	81
Saxon Asset Securities Trust, Ser 2004- 1, Cl M1
1.089%, 03/25/35 (A)	1,624	1,048
Structured Asset Securities, Ser 2002- AL1, Cl A2
3.450%, 02/25/32	87	80
Structured Asset Securities, Ser 2005- NC1, Cl A11
4.690%, 02/25/35	187	185

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (A) (B)	$108	$107
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (A) (B)	150	150
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	1,400	1,396

		15,307

Other Asset-Backed Securities — 3.6%
AH Mortgage Advance Trust, Ser 2011- 1, PO
3.370%, 05/10/43 (B)	667	664
2.630%, 05/10/42 (B)	139	139
AH Mortgage Advance Trust, Ser 2011- 2, Cl B1
6.900%, 09/15/43 (B)	120	119
AH Mortgage Advance Trust, Ser 2011- 2, Cl A1
3.270%, 09/15/43 (B)	373	372
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	765	773
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	395	397
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	363	362
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.706%, 02/25/35 (A)	850	797
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.247%, 10/27/36 (A)	400	356
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	112	111
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	108
CIT Education Loan Trust, Ser 2007-1, Cl A
0.664%, 03/25/42 (A) (B)	877	794
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/15	560	569
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	—	—
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	130	130
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.754%, 10/25/35 (A)	662	640
EFS Volunteer, Ser 2010-1, Cl A2
1.268%, 10/25/35 (A) (B)	800	755

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	$480	$486
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.535%, 11/17/20 (A) (B)	1,097	1,034
Goal Capital Funding Trust, Ser 2006- 1, Cl A3
0.626%, 11/25/26 (A)	984	929
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV2
0.354%, 10/25/36 (A)	76	76
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/40	637	663
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.544%, 03/25/32 (A)	250	221
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	1,003	1,014
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.670%, 03/23/37 (A)	249	224
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.585%, 11/23/22 (A)	660	651
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.498%, 10/26/26 (A)	1,187	1,161
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.576%, 05/27/25 (A)	742	666
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.156%, 11/25/24 (A)	865	885
Newcastle Investment Trust, Ser 2011- MH1, Cl A
2.450%, 12/10/33 (B)	43	44
Northstar Education Finance, Ser 2007-1, Cl A3
0.485%, 01/29/46 (A)	750	672
Park Place Securities, Ser 2004- WCW2, Cl M1
0.914%, 10/25/34 (A)	1,275	1,244
Park Place Securities, Ser 200-MHQ1, Cl M1
0.994%, 12/25/34 (A)	1,108	1,072
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (A) (B)	125	123
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/51 (A) (B)	238	237
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	88	89
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/33 (A)	820	817

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.634%, 10/25/35 (A)	$150	$125
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (B)	173	173
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	54	55
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	485
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.648%, 01/25/23 (A)	980	955
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.628%, 04/25/23 (A)	1,201	1,161
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.588%, 07/25/23 (A)	288	280
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.528%, 07/27/26 (A)	1,392	1,341
SLM Student Loan Trust, Ser 2005-8, Cl A3
0.528%, 10/25/24 (A)	689	667
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.488%, 07/25/23 (A)	573	564
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.518%, 10/25/25 (A)	153	149
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.538%, 10/25/40 (A)	875	739
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.468%, 07/25/16 (A)	258	260
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.968%, 10/25/17 (A)	123	122
SLM Student Loan Trust, Ser 2008-9, Cl A
1.918%, 04/25/23 (A)	474	485
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.659%, 12/15/23 (A) (B)	1,286	1,286
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.615%, 10/28/28 (A)	341	340
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.594%, 11/25/35 (A)	1,020	936
STRU BC-2587 A7
7.000%, 12/15/36	795	902
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.564%, 06/25/35 (A)	100	94
Structured Asset Securities, Ser 2006- BC5, Cl A2
0.344%, 12/25/36 (A)	498	487

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2006- BC6, Cl A2
0.374%, 01/25/37 (A)	$719	$707
Structured Asset Securities, Ser 2006- WF2, Cl A3
0.444%, 07/25/36 (A)	1,545	1,382
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.384%, 03/25/37 (A)	457	446
TAL Advantage, Ser 2006-1A
0.475%, 04/20/21 (A) (B)	325	300
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (B)	490	487
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (B)	227	225
Textainer Marine Containers, Ser 2011- 1A, Cl A
4.700%, 06/15/26 (B)	641	635
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (B)	322	342
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (B)	823	828
Triton Container Finance, Ser 2006-1A, Cl N
0.460%, 11/26/21 (A) (B)	492	450

		36,802

Total Asset-Backed Securities (Cost $69,281) ($ Thousands)		69,293

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FICO STRIPS (D)
3.208%, 12/06/17	660	598
2.863%, 05/02/16	515	490
2.003%, 10/06/17	470	429
1.847%, 02/08/13	815	810
3.713%, 12/06/18 to 09/26/19	1,665	1,426
FICO STRIPS
9.800%, 11/30/17	875	1,272
9.700%, 04/05/19	320	485
8.600%, 09/26/19	845	1,235
FNMA
5.375%, 06/12/17	50	60
3.945%, 10/09/19 (D)	750	577
3.477%, 06/01/17 (D)	600	552
Resolution Funding STRIPS (D)
3.610%, 07/15/20	400	333
3.235%, 01/15/16	1,000	961
Tennessee Valley Authority
5.250%, 09/15/39	40	51
4.625%, 09/15/60	60	72

Total U.S. Government Agency Obligations (Cost $8,823) ($ Thousands)		9,351

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/50	80	104
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,735

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

County of Clark Nevada, Ser C, RB
6.820%, 07/01/45	$240	$302
Los Angeles Community College District, GO
6.750%, 08/01/49	295	376
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	170	216
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	375	513
North Texas Tollway Authority, RB
6.718%, 01/01/49	333	402
Ohio State University, Ser A, RB
4.800%, 06/01/11	273	283
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	119
State of California, GO
7.600%, 11/01/40	330	407
7.550%, 04/01/39	300	367
7.300%, 10/01/39	820	970
6.650%, 03/01/22	175	203
State of Illinois, GO
5.877%, 03/01/19	150	161
5.665%, 03/01/18	1,255	1,336
5.365%, 03/01/17	170	179
5.100%, 06/01/33	810	735

Total Municipal Bonds (Cost $7,174) ($ Thousands)		8,408

SOVEREIGN DEBT — 0.6%
Chile Government International Bond
3.250%, 09/14/21	360	370
Israel Government AID Bond (D)
2.400%, 11/15/19	500	427
2.311%, 03/15/19	1,000	875
2.110%, 08/15/17	1,000	921
2.010%, 08/15/18	1,000	893
Mexico Government International Bond
6.375%, 01/16/13 (C)	200	209
5.750%, 10/12/10	266	283
Poland Government International Bond
5.000%, 03/23/22	535	538
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Province of Ontario Canada
2.950%, 02/05/15	240	253
Province of Quebec Canada
6.350%, 01/30/26	70	95
2.750%, 08/25/21	450	450
Qatar Government International Bond (B)
5.750%, 01/20/42	260	280
3.125%, 01/20/17	535	540

Total Sovereign Debt (Cost $5,986) ($ Thousands)		6,181

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Description	Shares/Contracts	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P.
0.140%** † (E)	71,429,293	$71,429

Total Affiliated Partnership (Cost $71,429) ($ Thousands)		71,429

CASH EQUIVALENT — 7.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	79,585,100	79,585

Total Cash Equivalent (Cost $79,585) ($ Thousands)		79,585

Total Investments — 112.2% (Cost $1,106,780)($ Thousands) ††		$1,150,700

WRITTEN OPTION* — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation
0.00%, Expires 11/21/20, Strike Price	(1,490,000)	(9)

Total Written Option (Premiums Received $(17)) ($ Thousands)		(9)

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

The open futures contracts held by the Fund at December 31, 2011, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(26)	Mar-2012	$(33)
U.S. 2-Year Treasury Note	(16)	Apr-2012	(2)
U.S. 5-Year Treasury Note	(45)	Mar-2012	(32)
U.S. Long Treasury Bond	(67)	Mar-2012	(93)
U.S. Ultra Long Treasury Bond	(49)	Apr-2012	(14)

			$(174)

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at December 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	100	$(22)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(80)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(54)
Barclays Bank PLC	FRANCE 4.25 04/19	SELL	0.25	09/20/16	(2,300)	(66)

						$(222)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Morgan Stanley	3.93%	3-Month LIBOR	05/15/41	1,260	$(363)

					$(363)

Percentages are based on a Net Assets of $1,025,722 ($ Thousands)

*	Non-Income producing security

**	Rate shown is the 7-day effective yield as of December 31, 2011

‡	Real Estate Investment Trust

†	Investment in Affiliated Security

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2011. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $69,448 ($ Thousands).

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $71,429 ($ Thousands)

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount Ltd. - Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

Amounts designated as “—” are $0 or have been rounded to $0

††	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,106,780 ($ Thousands), and the unrealized appreciation and depreciation were $47,918 ($ Thousands) and $(3,998) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$483,778	$—	$483,778
Corporate Obligations	—	216,621	—	216,621
U.S. Treasury Obligations	—	206,054	—	206,054
Affiliated Partnership	—	71,429	—	71,429
Asset-Backed Securities	—	69,293	—	69,293
U.S. Government Agency Obligations	—	9,351	—	9,351
Sovereign Debt	—	6,181	—	6,181
Municipal Bonds	—	8,408	—	8,408
Cash Equivalent	79,585	—	—	79,585

Total Investments in Securities	$79,585	$1,071,115	$—	$1,150,700

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(174)	$—	$—	$(174)
Written Option	—	(9)	—	(9)
Credit Default Swaps*	—	(222)	—	(222)
Interest Rate Swaps*	—	(363)	—	(363)

Total Other Financial Instruments	$(174)	$(594)	$—	$(768)

*	Futures contracts and Swaps are valued at the unrealized depreciation on the instruments.

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2011

As of December 31, 2011, the U.S. Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $2.2 million, and is the seller (“providing protection”) on a total notional amount of $2.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	(188,331)	—	—	$(188,331)
Maximum potential amount of future payments	—	2,300,000	—	—	$2,300,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points)(1)
0 - 200		2,300,000			2,300,000
201 - 400
Greater than 400

Total	—	2,300,000	—	—	2,300,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 76.9%

Consumer Discretionary — 20.7%
Academy
9.250%, 08/01/19 (A)	$2,905	$2,869
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	150	—
0.000%, 01/15/09 (B)	225	1
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (B)	25	—
Affinion Group
11.500%, 10/15/15	2,100	1,832
7.875%, 12/15/18	1,455	1,229
Allison Transmission
7.125%, 05/15/19 (A)	2,806	2,750
AMC Entertainment
9.750%, 12/01/20	2,935	2,788
8.750%, 06/01/19	520	538
AMC Networks
7.750%, 07/15/21 (A)	3,090	3,360
American Achievement
10.875%, 04/15/16 (A)	3,180	2,449
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	90	98
7.750%, 11/15/19	275	270
American Media
11.500%, 12/15/17 (A)	550	502
American Standard Americas
10.750%, 01/15/16 (A)	1,850	1,101
Ameristar Casinos
7.500%, 04/15/21	2,725	2,807
Armored Autogroup
9.250%, 11/01/18 (A)	3,610	2,789
Ashtead Capital
9.000%, 08/15/16 (A)	250	261
Aventine (Escrow Security)
0.000%, 10/15/49 (G) (I)	2,750	37
Avis Budget Car Rental
9.625%, 03/15/18	435	450
8.250%, 01/15/19	1,550	1,538
Beazer Homes USA
9.125%, 06/15/18	450	309
9.125%, 05/15/19	1,250	853
Belo
8.000%, 11/15/16	2,080	2,257
7.750%, 06/01/27	1,675	1,453
Bon-Ton Department Stores
10.250%, 03/15/14	790	507
Brands
6.625%, 04/01/21	320	339
Brown Shoe
7.125%, 05/15/19	975	924
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	696
Burlington Coat Factory Warehouse
10.000%, 02/15/19	10,329	10,097
Cablevision Systems
8.625%, 09/15/17	865	958
8.000%, 04/15/20	852	914

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.750%, 04/15/18	$792	$840
CCO Holdings
8.125%, 04/30/20	2,008	2,199
7.875%, 04/30/18	1,900	2,026
7.375%, 06/01/20	230	243
7.250%, 10/30/17	555	585
7.000%, 01/15/19	4,070	4,243
Cedar Fair
9.125%, 08/01/18	1,135	1,234
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	3,527	2,310
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (A)	3,028	3,210
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	963	631
Chrysler Group
8.250%, 06/15/21 (A)	5,105	4,646
8.000%, 06/15/19 (A)	1,070	979
Chukchansi Economic Development Authority
4.159%, 11/15/12 (A) (C)	1,945	1,225
Cinemark USA
7.375%, 06/15/21	390	399
CityCenter Holdings
7.625%, 01/15/16 (A)	960	984
CKE Restaurants
11.375%, 07/15/18	5,080	5,537
Claire’s Stores
8.875%, 03/15/19	710	540
Clear Channel Communications
9.000%, 03/01/21	2,485	2,094
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,645	2,857
Columbus International
11.500%, 11/20/14 (A)	1,295	1,363
Community Health Systems
8.875%, 07/15/15	2,869	2,962
CSC Holdings
8.625%, 02/15/19	2,200	2,535
6.750%, 11/15/21 (A)	3,970	4,178
Dana Holding
6.750%, 02/15/21	1,743	1,787
6.500%, 02/15/19	1,718	1,735
Dave & Buster’s
11.000%, 06/01/18	1,820	1,847
Dave & Buster’s Parent
13.165%, 02/15/16 (A) (D)	6,445	3,706
DCP
10.750%, 08/15/15 (A)	2,220	1,854
Delphi
5.875%, 05/15/19 (A)	1,759	1,794
Dex One PIK
12.000%, 01/29/17	964	214
Diamond Resorts
12.000%, 08/15/18	3,000	2,955
DineEquity
9.500%, 10/30/18	5,415	5,814
DISH DBS
7.875%, 09/01/19	3,340	3,774
6.750%, 06/01/21	1,690	1,821

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dollar General PIK
11.875%, 07/15/17	$1,505	$1,663
Easton-Bell Sports
9.750%, 12/01/16	1,535	1,673
Echostar DBS
7.125%, 02/01/16	2,095	2,257
Eldorado Resorts
8.625%, 06/15/19 (A)	4,025	3,592
Empire Today
11.375%, 02/01/17 (A)	2,250	2,098
Entravision Communications
8.750%, 08/01/17	1,795	1,759
Equinox Holdings
9.500%, 02/01/16 (A)	940	966
Exide Technologies
8.625%, 02/01/18	1,300	1,001
Ferrellgas
9.125%, 10/01/17	2,100	2,194
6.500%, 05/01/21	2,100	1,848
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	2
Goodyear Tire & Rubber
10.500%, 05/15/16	141	155
8.750%, 08/15/20	380	419
8.250%, 08/15/20	905	986
Greektown Superholdings
13.000%, 07/01/15	1,840	1,916
13.000%, 07/01/15	2,740	2,853
GWR Operating Partnership LLP
10.875%, 04/01/17	760	826
Gymboree
9.125%, 12/01/18	1,100	962
Hanesbrands
8.000%, 12/15/16	1,445	1,571
6.375%, 12/15/20	1,715	1,741
Harrah’s Operating
11.250%, 06/01/17	5,985	6,352
10.000%, 12/15/18	5,508	3,773
Hertz
7.500%, 10/15/18	1,470	1,536
6.750%, 04/15/19	160	160
Hillman Group
10.875%, 06/01/18	850	842
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (A)	1,500	915
Icon Health & Fitness
11.875%, 10/15/16 (A)	460	374
Inergy
7.000%, 10/01/18	1,240	1,259
6.875%, 08/01/21	114	115
International Automotive Components Group SL
9.125%, 06/01/18 (A)	875	783
inVentiv Health (A)
10.000%, 08/15/18	955	874
10.000%, 08/15/18	2,425	2,219
J Crew Group
8.125%, 03/01/19	1,065	1,017
Jaguar Land Rover
8.125%, 05/15/21 (A)	1,305	1,227
Jarden
7.500%, 05/01/17	1,550	1,643

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JC Penney
7.950%, 04/01/17	$255	$278
5.750%, 02/15/18	795	799
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/19 (A)	1,500	1,575
Knowledge Learning
7.750%, 02/01/15 (A)	1,000	933
Lamar Media
7.875%, 04/15/18	542	575
Laureate Education (A)
12.750%, 08/15/17	1,100	1,133
10.000%, 08/15/15	525	535
Lear
7.875%, 03/15/18	370	401
Levi Strauss
7.625%, 05/15/20	1,845	1,884
Libbey Glass
10.000%, 02/15/15	523	560
Liberty Media LLC
8.250%, 02/01/30	1,970	1,894
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,565	3,583
Liz Claiborne
10.500%, 04/15/19 (A)	1,550	1,658
M/I Homes
8.625%, 11/15/18	1,820	1,611
Marina District Finance
9.875%, 08/15/18	1,640	1,496
9.500%, 10/15/15	305	285
McClatchy
11.500%, 02/15/17	2,845	2,753
MDC Partners
11.000%, 11/01/16	3,280	3,510
11.000%, 11/01/16 (A)	1,540	1,632
MediMedia USA
11.375%, 11/15/14 (A)	2,100	1,848
MGM Mirage
7.500%, 06/01/16	1,555	1,489
6.875%, 04/01/16	1,360	1,258
MGM Resorts International
11.375%, 03/01/18	4,640	5,104
11.125%, 11/15/17	1,875	2,137
9.000%, 03/15/20	3,840	4,253
Michaels Stores
11.375%, 11/01/16	430	456
7.750%, 11/01/18	1,540	1,555
9.900%, 11/01/16 (E)	1,325	1,414
Midwest Gaming Borrower
11.625%, 04/15/16 (A)	675	732
Millennium (Escrow Security)
7.625%, 11/15/26 (B)	175	—
MTR Gaming Group
11.500%, 08/01/19 (A)	5,235	4,463
Nexstar Broadcasting
8.875%, 04/15/17	1,875	1,922
Nielsen Finance
7.750%, 10/15/18	3,680	3,974
Norcraft
10.500%, 12/15/15	1,430	1,333
Ono Finance II
10.875%, 07/15/19 (A)	3,152	2,805

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

OSI Restaurant Partners
10.000%, 06/15/15	$1,165	$1,204
Peninsula Gaming
10.750%, 08/15/17	2,925	3,064
8.375%, 08/15/15	2,100	2,226
Petco Animal Supplies
9.250%, 12/01/18 (A)	950	1,019
Phillips-Van Heusen
7.375%, 05/15/20	2,890	3,136
Pinnacle Entertainment
8.750%, 05/15/20	1,455	1,426
Quebecor Media
7.750%, 03/15/16	1,210	1,243
7.750%, 03/15/16	210	216
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (B) (F)	1,725	25
0.000%, 03/15/16 (B)	1,915	28
Quiksilver
6.875%, 04/15/15	1,610	1,495
QVC (A)
7.500%, 10/01/19	2,755	2,955
7.375%, 10/15/20	415	443
Reynolds Group Issuer (A)
9.875%, 08/15/19	3,550	3,443
9.000%, 04/15/19	4,080	3,876
8.500%, 10/15/16	2,100	2,210
8.500%, 05/15/18	860	823
8.250%, 02/15/21	2,003	1,773
6.875%, 02/15/21	250	249
RJ Tower
12.000%, 06/01/13 (B)	172	1
Roadhouse Financing
10.750%, 10/15/17	2,185	2,125
RSC Equipment Rental
10.250%, 11/15/19	100	109
10.000%, 07/15/17 (A)	1,750	2,039
8.250%, 02/01/21	4,544	4,601
Salem Communications
9.625%, 12/15/16	843	889
Sally Holdings
6.875%, 11/15/19 (A)	4,476	4,677
San Pasqual Casino
8.000%, 09/15/13 (A)	1,670	1,645
Sbarro
10.375%, 02/01/15 (B)	674	2
Sealy Mattress
8.250%, 06/15/14	2,776	2,748
Seneca Gaming
8.250%, 12/01/18 (A)	3,905	3,817
Service International
7.625%, 10/01/18	375	417
7.000%, 06/15/17	310	336
7.000%, 05/15/19	550	579
Seven Seas Cruises S de RL
9.125%, 05/15/19 (A)	1,570	1,605
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	300	169
Simmons Bedding
11.250%, 07/15/15 (A)	2,075	2,142
Sinclair Television Group
9.250%, 11/01/17 (A)	725	790

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.375%, 10/15/18	$2,425	$2,504
Sirius XM Radio (A)
9.750%, 09/01/15	1,425	1,546
8.750%, 04/01/15	1,300	1,423
Stanadyne Holdings
14.930%, 02/15/15 (E)	1,575	1,471
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,750	1,487
Standard Pacific
10.750%, 09/15/16	763	801
Stewart Enterprises
6.500%, 04/15/19	500	502
Stoneridge
9.500%, 10/15/17 (A)	930	953
Tenneco
6.875%, 12/15/20	480	492
Tomkins
9.000%, 10/01/18	832	922
Travelport LLC
11.875%, 09/01/16	495	144
5.152%, 09/01/14 (C)	426	209
UCI International
8.625%, 02/15/19	935	907
United Rentals North America
10.875%, 06/15/16	2,600	2,886
9.250%, 12/15/19	770	807
8.375%, 09/15/20	2,962	2,888
Univision Communications (A)
8.500%, 05/15/21	3,425	3,117
7.875%, 11/01/20	2,350	2,385
UPC Holding
9.875%, 04/15/18 (A)	4,060	4,329
Vail Resorts
6.500%, 05/01/19	1,790	1,826
Videotron
9.125%, 04/15/18	800	881
Visant
10.000%, 10/01/17	1,380	1,263
Visteon
6.750%, 04/15/19 (A)	845	843
WMG Acquisition
11.500%, 10/01/18 (A)	1,905	1,891
9.500%, 06/15/16	1,595	1,731
Wynn Las Vegas
7.750%, 08/15/20	1,100	1,221
XM Satellite Radio
13.000%, 08/01/13 (A)	3,680	4,177
7.625%, 11/01/18 (A)	4,555	4,783
YCC Holdings PIK
10.250%, 02/15/16	3,340	2,923

		348,363

Consumer Staples — 3.3%
American Rock Salt
8.250%, 05/01/18 (A)	2,150	2,064
Beverages & More
9.625%, 10/01/14 (A)	3,650	3,705
BI-LO
9.250%, 02/15/19 (A)	2,550	2,626
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	2,559	2,597
Bumble Bee Holdco SCA PIK
9.625%, 03/15/18 (A)	1,750	1,557

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Garden and Pet
8.250%, 03/01/18	$1,380	$1,352
Constellation Brands
7.250%, 05/15/17	1,000	1,100
Cott Beverages
8.375%, 11/15/17	1,700	1,834
8.125%, 09/01/18	950	1,026
Dean Foods
7.000%, 06/01/16	820	810
Del Monte
7.625%, 02/15/19	5,385	5,170
Dole Food
8.000%, 10/01/16 (A)	205	214
Elizabeth Arden
7.375%, 03/15/21	200	208
Fleming
10.125%, 04/01/08 (B)	1,043	—
Michael Foods
9.750%, 07/15/18	940	989
NBTY
9.000%, 10/01/18	1,980	2,178
Pantry
7.750%, 02/15/14	835	829
Rite Aid
10.250%, 10/15/19	150	165
9.750%, 06/12/16	730	799
9.500%, 06/15/17	4,435	4,047
8.625%, 03/01/15	2,910	2,808
8.000%, 08/15/20	10,615	11,730
7.500%, 03/01/17	585	584
Spectrum Brands Holdings
9.500%, 06/15/18 (A)	1,840	2,013
9.500%, 06/15/18	520	569
Spectrum Brands Holdings PIK
12.000%, 08/28/19	1,787	1,944
SuperValu
8.000%, 05/01/16	1,095	1,131
US Foodservice
8.500%, 06/30/19 (A)	1,500	1,451
Viskase
9.875%, 01/15/18 (A)	1,150	1,164

		56,664

Energy — 7.2%
American Petroleum Tankers Parent
10.250%, 05/01/15	878	896
Antero Resources Finance
9.375%, 12/01/17	1,115	1,204
Arch Coal
8.750%, 08/01/16	975	1,065
7.250%, 06/15/21 (A)	765	786
7.000%, 06/15/19 (A)	450	459
Bill Barrett
7.625%, 10/01/19	1,500	1,568
Bluewater Holding BV
3.403%, 07/17/14 (A) (C)	1,200	948
BreitBurn Energy Partners
8.625%, 10/15/20	1,020	1,067
Brigham Exploration
8.750%, 10/01/18	514	630
Bristow Group
7.500%, 09/15/17	1,680	1,747

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Calumet Specialty Products Partners (A)
9.375%, 05/01/19	$1,930	$1,872
9.375%, 05/01/19	440	422
Chaparral Energy
8.250%, 09/01/21	1,880	1,903
Chesapeake Energy
6.875%, 08/15/18	2,400	2,568
6.875%, 11/15/20	44	47
6.625%, 08/15/20	1,109	1,189
6.125%, 02/15/21	1,000	1,027
Chesapeake Oilfield Operating
6.625%, 11/15/19 (A)	1,820	1,893
Cloud Peak Energy Resources
8.250%, 12/15/17	675	719
Comstock Resources
7.750%, 04/01/19	3,940	3,743
Consol Energy
8.250%, 04/01/20	1,450	1,602
8.000%, 04/01/17	1,550	1,697
Continental Resources
7.375%, 10/01/20	2,200	2,398
Copano Energy
7.750%, 06/01/18	3,560	3,702
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	1,750	1,702
Crosstex Energy
8.875%, 02/15/18	1,845	2,016
Eagle Rock Energy Partners LP
8.375%, 06/01/19 (A)	5,805	5,805
El Paso
7.750%, 01/15/32	295	341
7.250%, 06/01/18	445	487
Encore Acquisition
9.500%, 05/01/16	425	469
Energy Transfer Equity
7.500%, 10/15/20	1,218	1,331
EV Energy Partners
8.000%, 04/15/19	870	885
Exterran Holdings
7.250%, 12/01/18	1,100	1,045
Forest Oil
8.500%, 02/15/14	75	82
7.250%, 06/15/19	4,165	4,248
Frontier Oil
6.875%, 11/15/18	1,075	1,102
GMX Resources
11.375%, 02/15/19 (A)	510	347
Hercules Offshore
10.500%, 10/15/17 (A)	905	880
Hilcorp Energy I (A)
8.000%, 02/15/20	765	819
7.625%, 04/15/21	505	529
James River Coal
7.875%, 04/01/19	1,920	1,450
Kinder Morgan Finance
6.000%, 01/15/18 (A)	3,535	3,597
Kodiak Oil & Gas
8.125%, 12/01/19 (A)	2,270	2,352
Laredo Petroleum
9.500%, 02/15/19 (A)	4,601	4,877

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Linn Energy
8.625%, 04/15/20	$1,520	$1,649
7.750%, 02/01/21	385	400
6.500%, 05/15/19 (A)	220	218
MEG Energy
6.500%, 03/15/21 (A)	616	630
Milagro Oil & Gas
10.500%, 05/15/16	1,700	1,190
Murray Energy
10.250%, 10/15/15 (A)	1,020	1,012
Newfield Exploration
7.125%, 05/15/18	3,040	3,245
6.875%, 02/01/20	850	909
NFR Energy (A)
9.750%, 02/15/17	1,070	963
9.750%, 02/15/17	505	455
Oasis Petroleum
7.250%, 02/01/19	1,060	1,097
Ocean Rig
9.500%, 04/27/16	4,700	4,289
Parker Drilling
9.125%, 04/01/18	1,815	1,910
Peabody Energy (A)
6.250%, 11/15/21	3,510	3,633
6.000%, 11/15/18	585	597
Penn Virginia
10.375%, 06/15/16	400	426
7.250%, 04/15/19	2,175	2,023
Petrohawk Energy
7.250%, 08/15/18	1,500	1,688
Petroleum Development
12.000%, 02/15/18	2,380	2,582
Pioneer Drilling
9.875%, 03/15/18	1,080	1,129
9.875%, 03/15/18 (A)	540	564
Plains Exploration & Production
10.000%, 03/01/16	85	94
7.625%, 06/01/18	550	583
7.625%, 04/01/20	1,710	1,851
Quicksilver Resources
11.750%, 01/01/16	1,000	1,135
9.125%, 08/15/19	1,215	1,288
7.125%, 04/01/16	450	448
Regency Energy Partners
6.875%, 12/01/18	2,460	2,614
SandRidge Energy
8.000%, 06/01/18 (A)	290	293
7.500%, 03/15/21	3,530	3,504
SESI
7.125%, 12/15/21 (A)	3,000	3,150
Targa Resources Partners
7.875%, 10/15/18	1,845	1,946
Tesoro
9.750%, 06/01/19	950	1,066
Thermon Industries
9.500%, 05/01/17	1,056	1,138
Trinidad Drilling
7.875%, 01/15/19 (A)	820	845
Venoco
8.875%, 02/15/19	530	477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WPX Energy
6.000%, 01/15/22 (A)	$605	$619

		121,176

Financials — 9.4%
Alliant Holdings I
11.000%, 05/01/15 (A)	3,375	3,476
Ally Financial
8.000%, 11/01/31	2,610	2,519
6.250%, 12/01/17	4,935	4,760
American Capital
7.960%, 12/31/13 (A)	78	77
American International Group
8.175%, 05/15/58 (C)	2,180	1,940
BAC Capital Trust VI
5.625%, 03/08/35	2,075	1,719
Bank of America
8.000%, 12/29/49 (C)	1,295	1,160
Bankrate
11.750%, 07/15/15	1,107	1,263
Cardtronics
8.250%, 09/01/18	470	511
Cemex Finance
9.500%, 12/14/16 (A)	250	219
CEVA Group (A)
11.625%, 10/01/16	2,925	2,903
11.500%, 04/01/18	2,500	2,256
CIT Group
7.000%, 05/01/15	1	1
7.000%, 05/04/15 (A)	270	270
7.000%, 05/01/16	2,626	2,626
7.000%, 05/02/16 (A)	451	450
7.000%, 05/01/17	6,007	6,007
7.000%, 05/02/17 (A)	10,982	10,968
6.625%, 04/01/18 (A)	570	590
Citigroup Capital XXI
8.300%, 12/21/57 (C)	870	869
City National Bank
9.000%, 08/12/19	3,384	4,036
CNH Capital
6.250%, 11/01/16 (A)	1,780	1,833
CNO Financial Group
9.000%, 01/15/18 (A)	1,450	1,530
Credit Acceptance
9.125%, 02/01/17	3,400	3,553
9.125%, 02/01/17 (A)	1,300	1,355
E*Trade Financial
7.875%, 12/01/15	2,750	2,764
E*Trade Financial PIK
12.500%, 11/30/17	1,036	1,171
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	2,620	2,568
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,450	3,916
Ford Motor Credit
6.625%, 08/15/17	1,145	1,246
5.875%, 08/02/21	240	250
5.000%, 05/15/18	3,470	3,479
Ford Motor Credit LLC
12.000%, 05/15/15	380	466
8.000%, 12/15/16	800	908
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	336

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	$2,520	$1,562
Host Hotels & Resorts ‡
9.000%, 05/15/17	1,000	1,088
6.000%, 10/01/21 (A)	200	205
HUB International Holdings
9.000%, 12/15/14 (A)	1,381	1,385
Icahn Enterprises
8.000%, 01/15/18	2,000	2,080
7.750%, 01/15/16	2,940	3,050
ILFC E-Capital Trust I
4.770%, 12/21/65 (A) (C)	830	490
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,315	1,563
ING Groep
5.775%, 12/29/49 (C)	3,565	2,834
Interactive Data
10.250%, 08/01/18	1,000	1,085
International Lease Finance
8.250%, 12/15/20	400	404
Ironshore Holdings US
8.500%, 05/15/20 (A)	4,600	5,043
Jefferies Group
8.500%, 07/15/19	680	690
Kennedy-Wilson
8.750%, 04/01/19 (A)	2,250	2,194
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,275	1,071
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
MPT Operating Partnership ‡
6.875%, 05/01/21	4,005	3,970
National Life Insurance
10.500%, 09/15/39 (A)	990	1,216
NCO Group
11.875%, 11/15/14	2,450	2,315
NSG Holdings
7.750%, 12/15/25 (A)	3,000	3,075
Nuveen Investments
10.500%, 11/15/15	9,755	9,682
Offshore Group Investments
11.500%, 08/01/15	1,025	1,108
Ohio Casualty
7.300%, 06/15/14	905	969
Omega Healthcare Investors ‡
7.500%, 02/15/20	3,495	3,722
6.750%, 10/15/22	840	844
PHH
9.250%, 03/01/16	1,625	1,544
Pinnacle Foods Finance
10.625%, 04/01/17	1,335	1,402
8.250%, 09/01/17	600	624
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	4,670	3,409
Regions Bank
7.500%, 05/15/18	750	743
Regions Financial
5.750%, 06/15/15	230	220
Regions Financing Trust II
6.625%, 05/15/47 (C)	2,660	2,181
RESPARCS Funding L.P. I
8.000%, 06/30/11	740	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sabra Health Care ‡
8.125%, 11/01/18	$4,300	$4,343
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,500	2,413
4.179%, 02/01/14 (A) (C)	500	444
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	1,940	1,901
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,329
UPCB Finance III
6.625%, 07/01/20 (A)	650	640
USB Realty
6.091%, 12/29/49 (A) (C)	3,300	2,294
USI Holdings
9.750%, 05/15/15 (A)	4,619	4,423
XL Capital
6.500%, 12/31/49 (C)	2,275	1,780
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,735	1,692
8.500%, 02/15/15	900	909

		158,079

Health Care — 8.7%
Acadia Healthcare
12.875%, 11/01/18 (A)	1,925	1,906
Accellent
10.000%, 11/01/17	1,580	1,280
8.375%, 02/01/17	745	730
Alere
9.000%, 05/15/16	5,105	5,156
American Renal Associates Holdings
9.750%, 03/01/16	2,479	2,522
American Renal Holdings
8.375%, 05/15/18	1,620	1,701
Apria Healthcare Group
12.375%, 11/01/14	400	367
Aurora Diagnostics Holdings
10.750%, 01/15/18	4,565	4,542
Aviv Healthcare Properties
7.750%, 02/15/19	1,220	1,196
Biomet
11.625%, 10/15/17	4,755	5,159
10.000%, 10/15/17	6,335	6,842
Biomet PIK
10.375%, 10/15/17	5,105	5,526
BioScrip
10.250%, 10/01/15	4,420	4,365
Catalent Pharma Solutions PIK
9.500%, 04/15/15	4,960	5,096
CHS
8.000%, 11/15/19 (A)	645	652
ConvaTec Healthcare E
10.500%, 12/15/18 (A)	1,220	1,089
DaVita
6.625%, 11/01/20	2,256	2,318
6.375%, 11/01/18	715	732
DJO Finance
10.875%, 11/15/14	395	368
9.750%, 10/15/17	4,846	3,768
7.750%, 04/15/18	4,080	3,131
Endo Pharmaceuticals Holdings
7.250%, 01/15/22	1,910	2,032
7.000%, 07/15/19	3,790	4,036

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fresenius Medical Care US Finance
6.500%, 09/15/18 (A)	$1,515	$1,587
GCB Oncology (Escrow Security)
0.000%, 08/15/17	1,525	19
Grifols
8.250%, 02/01/18	1,200	1,260
HCA
9.875%, 02/15/17	105	115
8.000%, 10/01/18	150	159
7.500%, 02/15/22	5,995	6,130
6.500%, 02/15/20	455	472
HCA Holdings
7.750%, 05/15/21	4,585	4,665
Health Management Associates
7.375%, 01/15/20 (A)	5,815	6,048
6.125%, 04/15/16	1,040	1,076
Healthsouth
7.750%, 09/15/22	745	733
7.250%, 10/01/18	670	665
INC Research
11.500%, 07/15/19 (A)	3,215	2,877
IVD Acquisition
11.125%, 08/15/19 (A)	5,465	5,656
Jaguar Holding II
9.500%, 12/01/19 (A)	2,500	2,625
Kindred Healthcare
8.250%, 06/01/19	3,890	3,268
Kinetic Concepts
10.500%, 11/01/18 (A)	1,935	1,896
Lantheus Medical Imaging
9.750%, 05/15/17	2,145	1,700
Multiplan
9.875%, 09/01/18 (A)	1,230	1,279
Mylan (A)
7.875%, 07/15/20	1,630	1,799
7.625%, 07/15/17	270	295
6.000%, 11/15/18	1,215	1,250
OnCure Holdings
11.750%, 05/15/17	600	474
Radiation Therapy Services
9.875%, 04/15/17	2,100	1,570
Radnet Management
10.375%, 04/01/18	975	858
Select Medical
7.625%, 02/01/15	3,015	2,834
STHI Holding
8.000%, 03/15/18 (A)	3,360	3,452
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,254	1,251
Symbion PIK
11.000%, 08/23/15	1,366	1,356
Tenet Healthcare
9.250%, 02/01/15	515	541
8.875%, 07/01/19	215	241
8.000%, 08/01/20	1,895	1,897
6.250%, 11/01/18 (A)	1,870	1,903
United Surgical Partners International PIK
9.250%, 05/01/17	1,300	1,307
United Surgical Partners International
8.875%, 05/01/17	325	324

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Universal Health Services
7.000%, 10/01/18	$1,850	$1,919
Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	1,040	1,009
7.000%, 10/01/20 (A)	8,012	7,912
6.875%, 12/01/18 (A)	1,630	1,626
6.750%, 10/01/17 (A)	787	786
VWR Funding PIK
10.250%, 07/15/15	5,111	5,277

		146,625

Industrials — 10.2%
ACCO Brands
7.625%, 08/15/15	450	459
Accuride
9.500%, 08/01/18	2,300	2,220
ACL I
10.625%, 02/15/16 (A)	2,642	2,140
Actuant
6.875%, 06/15/17	2,000	2,060
Aircastle
9.750%, 08/01/18	710	744
9.750%, 08/01/18 (A)	230	240
Aleris International
10.000%, 12/15/16 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/14 (B)	725	—
Alion Science & Technology
10.250%, 02/01/15	1,000	520
Alion Science & Technology PIK
12.000%, 11/01/14	2,101	1,733
Alliant Techsystems
6.875%, 09/15/20	2,000	2,040
6.750%, 04/01/16	1,010	1,035
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/21	4,310	4,396
American Axle & Manufacturing
7.875%, 03/01/17	3,170	3,138
American Tire Distributors
9.750%, 06/01/17	555	572
AMGH Merger Sub
9.250%, 11/01/18 (A)	3,387	3,489
Amsted Industries
8.125%, 03/15/18 (A)	775	821
ARAMARK Holdings PIK
8.625%, 05/01/16 (A)	1,180	1,215
ArvinMeritor
10.625%, 03/15/18	970	912
Associated Materials
9.125%, 11/01/17	2,210	1,928
Atkore International
9.875%, 01/01/18	2,680	2,566
AWAS Aviation Capital
7.000%, 10/17/16 (A)	854	854
Baker & Taylor
11.500%, 07/01/13 (A)	1,150	897
BE Aerospace
6.875%, 10/01/20	840	916
Belden
9.250%, 06/15/19	680	726
7.000%, 03/15/17	300	300

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Building Materials Corp of America (A)
6.875%, 08/15/18	$1,585	$1,664
6.750%, 05/01/21	620	651
Case New Holland
7.875%, 12/01/17	735	831
Casella Waste Systems
11.000%, 07/15/14	170	184
7.750%, 02/15/19	900	880
CDW
12.535%, 10/12/17	1,915	1,925
8.000%, 12/15/18	1,700	1,772
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	2,360	1,799
Clean Harbors
7.625%, 08/15/16	405	430
Coleman Cable
9.000%, 02/15/18	2,465	2,443
Columbus McKinnon
7.875%, 02/01/19	400	415
Commercial Barge Line
12.500%, 07/15/17	1,000	1,077
Continental Airlines
7.339%, 04/19/14	547	533
CPM Holdings
10.875%, 09/01/14	2,105	2,242
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,065	1,108
Delta Air Lines
12.250%, 03/15/15 (A)	1,950	2,038
Delta Air Lines 2011-1 Class B Pass-Through Trust
7.125%, 10/15/14 (A)	1,800	1,733
DynCorp International
10.375%, 07/01/17	4,510	3,924
Emergency Medical Services
8.125%, 06/01/19	6,614	6,597
Esterline Technologies
7.000%, 08/01/20	300	316
Express
8.750%, 03/01/18	700	758
General Cable
7.125%, 04/01/17	840	838
Geo Group
7.750%, 10/15/17	665	707
Global Aviation Holdings
14.000%, 08/15/13	2,507	1,981
Great Lakes Dredge & Dock
7.375%, 02/01/19	890	881
Griffon
7.125%, 04/01/18	1,355	1,341
Huntington Ingalls Industries
7.125%, 03/15/21 (A)	500	490
Intcomex
13.250%, 12/15/14	4,780	4,553
Interface
7.625%, 12/01/18	810	857
Interline Brands
7.000%, 11/15/18	1,335	1,382
International Lease Finance
8.750%, 03/15/17	2,735	2,817
8.625%, 09/15/15	1,270	1,302
6.250%, 05/15/19	150	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.750%, 05/15/16	$270	$250
International Wire Group Holdings
9.750%, 04/15/15 (A)	975	986
Iron Mountain
8.375%, 08/15/21	2,170	2,311
7.750%, 10/01/19	1,250	1,320
Kansas City Southern de Mexico
8.000%, 02/01/18	750	821
6.125%, 06/15/21	500	514
Kratos Defense & Security Solutions
10.000%, 06/01/17	4,080	4,182
Liberty Tire Recycling
11.000%, 10/01/16 (A)	2,500	2,494
Manitowoc
9.500%, 02/15/18	1,785	1,901
8.500%, 11/01/20	720	759
Marquette Transportation
10.875%, 01/15/17	850	856
Masonite International
8.250%, 04/15/21 (A)	1,160	1,137
Meritor
8.125%, 09/15/15	675	604
Mueller Water Products
8.750%, 09/01/20	585	635
7.375%, 06/01/17	1,180	1,074
Neehah Foundry PIK
15.000%, 07/29/15	98	96
Niska Gas Storage US
8.875%, 03/15/18	1,085	1,061
Nortek
8.500%, 04/15/21 (A)	1,240	1,048
Oshkosh
8.500%, 03/01/20	1,268	1,306
8.250%, 03/01/17	1,600	1,664
Ply Gem Industries
13.125%, 07/15/14	1,120	991
8.250%, 02/15/18	810	706
Polymer Group
7.750%, 02/01/19 (A)	1,780	1,842
Polypore International
7.500%, 11/15/17	2,105	2,179
Quality Distribution
9.875%, 11/01/18	4,000	4,120
RBS Global
8.500%, 05/01/18	1,210	1,283
Sabine Pass LNG L.P.
7.500%, 11/30/16	7,275	7,311
7.500%, 11/30/16 (A)	1,540	1,486
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/17	930	967
6.535%, 10/01/20	500	487
Sequa
11.750%, 12/01/15 (A)	3,185	3,392
Sequa PIK
13.500%, 12/01/15 (A)	500	535
ServiceMaster
7.250%, 03/01/38	1,515	1,011
ServiceMaster PIK
10.750%, 07/15/15 (A)	3,480	3,602
Spirit Aerosystems
7.500%, 10/01/17	935	1,014

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Swift Services Holdings
10.000%, 11/15/18	$550	$579
Swift Transportation
12.500%, 05/15/17 (A)	515	546
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,112	2,871
Tempel Steel
12.000%, 08/15/16 (A)	860	817
Terex
10.875%, 06/01/16	950	1,050
8.000%, 11/15/17	1,215	1,191
Thermadyne Holdings
9.000%, 12/15/17	1,500	1,552
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,208
Titan International
7.875%, 10/01/17	3,420	3,557
Tops Holding
10.125%, 10/15/15	1,250	1,306
Trimas
9.750%, 12/15/17	780	846
United Air Lines
12.000%, 11/01/13 (A)	1,155	1,204
United Air Lines, Ser 95A1
9.020%, 04/19/12	295	87
3.566%, 10/19/18	463	120
United Maritime Group
11.750%, 06/15/15	3,200	3,256
USG
9.750%, 08/01/14 (A)	1,030	1,035
8.375%, 10/15/18 (A)	1,255	1,155
6.300%, 11/15/16	1,485	1,158
WCA Waste
7.500%, 06/15/19 (A)	1,400	1,414

		171,426

Information Technology — 5.5%
Advanced Micro Devices
7.750%, 08/01/20	1,875	1,927
Amkor Technology
7.375%, 05/01/18	1,625	1,662
Aspect Software
10.625%, 05/15/17	3,700	3,839
Audatex North America
6.750%, 06/15/18 (A)	1,055	1,066
Avaya
9.750%, 11/01/15	1,460	1,314
7.000%, 04/01/19 (A)	1,930	1,872
Avaya PIK
10.125%, 11/01/15	4,883	4,394
Brocade Communications Systems
6.625%, 01/15/18	440	458
CommScope
8.250%, 01/15/19 (A)	2,055	2,055
Compucom Systems
12.500%, 10/01/15 (A)	5,880	5,998
Eagle Parent
8.625%, 05/01/19 (A)	2,715	2,593
Emdeon
11.000%, 12/31/19 (A)	1,090	1,140
Fidelity National Information Services
7.875%, 07/15/20	600	648
7.625%, 07/15/17	1,230	1,331

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 07/15/17 (A)	$240	$259
First Data
12.625%, 01/15/21 (A)	1,709	1,487
11.250%, 03/31/16	4,335	3,598
8.875%, 08/15/20 (A)	830	830
8.250%, 01/15/21 (A)	1,052	942
7.375%, 06/15/19 (A)	515	484
First Data PIK
10.550%, 09/24/15	3,269	3,118
8.750%, 01/15/22 (A)	1,115	959
Freescale Semiconductor
10.125%, 03/15/18 (A)	212	231
9.250%, 04/15/18 (A)	3,538	3,781
8.050%, 02/01/20	560	526
GXS Worldwide
9.750%, 06/15/15	6,030	5,578
iGate
9.000%, 05/01/16 (A)	7,875	8,131
MagnaChip Semiconductor
10.500%, 04/15/18	2,000	2,080
Mantech International
7.250%, 04/15/18	510	520
MEMC Electronic Materials
7.750%, 04/01/19	790	571
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	3,315	3,613
NXP Funding LLC
10.000%, 07/15/13 (A)	364	394
9.500%, 10/15/15	30	31
Open Solutions
9.750%, 02/01/15 (A)	4,200	2,693
Sabre Holdings
8.350%, 03/15/16	1,380	1,056
Seagate HDD Cayman
7.750%, 12/15/18 (A)	1,165	1,239
Sensata Technologies BV
6.500%, 05/15/19 (A)	5,448	5,379
Spansion
7.875%, 11/15/17	1,275	1,160
SSI Investments II
11.125%, 06/01/18	1,055	1,116
STATS ChipPAC
7.500%, 08/12/15 (A)	2,375	2,482
Stratus Technologies Bermuda
12.000%, 03/29/15	2,243	2,030
Stream Global Services
11.250%, 10/01/14	1,000	1,015
Sungard Data Systems
10.250%, 08/15/15	2,985	3,093
7.375%, 11/15/18	810	829
Travelport
9.875%, 09/01/14	805	479
Unisys
12.750%, 10/15/14 (A)	898	1,020
Zayo Group
10.250%, 03/15/17	1,175	1,254

		92,275

Materials — 5.4%
AK Steel
7.625%, 05/15/20	1,025	964
Aleris International
7.625%, 02/15/18	1,755	1,711

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Algoma Acquisition
9.875%, 06/15/15 (A)	$1,415	$1,217
AM Castle
12.750%, 12/15/16 (A)	580	583
APERAM
7.750%, 04/01/18 (A)	990	822
ARD Finance PIK
11.125%, 06/01/18 (A)	2,417	2,066
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,460	1,445
7.375%, 10/15/17 (A)	500	505
Ashland
9.125%, 06/01/17	1,620	1,806
Berry Plastics
10.250%, 03/01/16	710	685
9.750%, 01/15/21	2,700	2,693
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,365
BWAY Holding
10.000%, 06/15/18	1,130	1,203
Cascades
7.750%, 12/15/17	700	693
Celanese US Holdings
6.625%, 10/15/18	550	584
Cemex
9.000%, 01/11/18 (A)	2,220	1,770
Chemtura
7.875%, 09/01/18	1,205	1,241
Clearwater Paper
7.125%, 11/01/18	865	900
Domtar
9.500%, 08/01/16	275	330
FMG Resources August 2006 Pty (A)
8.250%, 11/01/19	685	697
7.000%, 11/01/15	1,035	1,045
6.875%, 02/01/18	2,120	2,030
6.375%, 02/01/16	100	97
Georgia-Pacific LLC
8.000%, 01/15/24	1,690	2,167
Graphic Packaging International
7.875%, 10/01/18	1,170	1,246
Headwaters
7.625%, 04/01/19	1,215	1,075
Hexion US Finance
9.000%, 11/15/20	1,190	982
8.875%, 02/01/18	2,085	1,955
Huntsman International
8.625%, 03/15/20	435	461
8.625%, 03/15/21	1,385	1,468
5.500%, 06/30/16	170	167
Ineos Group Holdings PLC
8.500%, 02/15/16 (A)	3,260	2,592
JMC Steel Group
8.250%, 03/15/18 (A)	1,215	1,185
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	1,695	1,610
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,505	1,505
Lyondell Chemical
11.000%, 05/01/18	2,785	3,043
8.000%, 11/01/17	326	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LyondellBasell Industries
6.000%, 11/15/21 (A)	$705	$731
MacDermid
9.500%, 04/15/17 (A)	1,300	1,293
Midwest Vanadium Pty
11.500%, 02/15/18 (A)	1,100	803
Millar Western Forest Products
8.500%, 04/01/21 (A)	1,000	760
Mirabela Nickel
8.750%, 04/15/18 (A)	1,425	1,279
Momentive Performance Materials
9.000%, 01/15/21	2,155	1,638
Momentive Performance Materials PIK
1.986%, 06/04/17 (G) (I)	1,794	1,243
NewPage
11.375%, 12/31/14 (B)	380	281
Nexeo Solutions
8.375%, 03/01/18 (A)	1,665	1,657
Noranda Aluminium Acquisition PIK
4.659%, 05/15/15 (C)	1,746	1,615
Nova Chemicals
8.625%, 11/01/19	350	386
Novelis
8.750%, 12/15/20	835	896
8.375%, 12/15/17	1,920	2,040
Packaging Dynamics
8.750%, 02/01/16 (A)	3,339	3,339
PolyOne
7.375%, 09/15/20	330	341
Pregis
12.375%, 10/15/13	3,581	3,420
Rain CII Carbon
8.000%, 12/01/18 (A)	310	296
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,044
Rhodia
6.875%, 09/15/20 (A)	1,970	2,147
Ryerson
12.000%, 11/01/15	1,215	1,227
Scotts Miracle-Gro
7.250%, 01/15/18	655	688
Sealed Air (A)
8.375%, 09/15/21	1,830	2,022
8.125%, 09/15/19	1,010	1,106
Solutia
8.750%, 11/01/17	1,150	1,256
7.875%, 03/15/20	865	941
Standard Steel
12.000%, 05/01/15 (A)	2,850	3,285
SunCoke Energy
7.625%, 08/01/19 (A)	2,435	2,435
Verso Paper Holdings
11.500%, 07/01/14	1,152	1,175
8.750%, 02/01/19	1,650	1,007
Vertellus Specialties
9.375%, 10/01/15 (A)	4,390	3,358
Vulcan Materials
7.500%, 06/15/21	280	302
6.500%, 12/01/16	280	289

		90,564

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 4.8%
Cincinnati Bell
8.375%, 10/15/20	$1,465	$1,461
Clearwire Communications (A)
12.000%, 12/01/15	775	742
12.000%, 12/01/15	3,085	2,954
Cogent Communications Group
8.375%, 02/15/18 (A)	590	605
Cricket Communications
7.750%, 10/15/20	1,935	1,693
Crown Castle International
9.000%, 01/15/15	1,365	1,479
Digicel Group (A)
10.500%, 04/15/18	2,160	2,171
8.875%, 01/15/15	385	379
8.250%, 09/01/17	3,244	3,260
EH Holding (A)
7.625%, 06/15/21	2,340	2,457
6.500%, 06/15/19	590	615
Frontier Communications
8.500%, 04/15/20	670	686
GCI
8.625%, 11/15/19	780	828
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,221
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,435	1,173
Intelsat Jackson Holdings
11.250%, 06/15/16	3,000	3,152
7.250%, 04/01/19 (A)	1,865	1,893
7.250%, 10/15/20	1,305	1,325
Intelsat Luxembourg
11.250%, 02/04/17	2,130	2,061
Intelsat Luxembourg PIK
11.500%, 02/04/17	2,112	2,038
11.500%, 02/04/17 (A)	3,915	3,778
ITC Deltacom
10.500%, 04/01/16	690	705
Level 3 Communications
11.875%, 02/01/19	1,860	1,981
Level 3 Escrow
8.125%, 07/01/19 (A)	630	621
Level 3 Financing
10.000%, 02/01/18	1,820	1,929
9.375%, 04/01/19	1,165	1,216
4.202%, 02/15/15 (C)	1,875	1,669
Lucent Technologies
6.450%, 03/15/29	1,725	1,238
MetroPCS Wireless
7.875%, 09/01/18	1,115	1,130
NII Capital
7.625%, 04/01/21	590	586
PAETEC Holding
9.875%, 12/01/18	1,960	2,156
8.875%, 06/30/17	700	756
Sable International Finance MTN
7.750%, 02/15/17 (A)	1,515	1,515
Satmex Escrow
9.500%, 05/15/17	640	653
Sprint Capital
8.750%, 03/15/32	6,575	5,317
Sprint Nextel
11.500%, 11/15/21 (A)	1,885	1,866

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.000%, 11/15/18 (A)	$2,620	$2,751
8.375%, 08/15/17	1,155	1,035
Telcordia Technologies
11.000%, 05/01/18 (A)	3,595	4,566
Telesat Canada
12.500%, 11/01/17	760	849
UPCB Finance V
7.250%, 11/15/21 (A)	3,105	3,144
Virgin Media Finance PLC
8.375%, 10/15/19	670	735
West
7.875%, 01/15/19	1,205	1,196
Wind Acquisition Finance (A)
11.750%, 07/15/17	3,140	2,810
7.250%, 02/15/18	610	555
Windstream
8.125%, 09/01/18	585	627
7.750%, 10/01/21	600	615
7.500%, 04/01/23	1,220	1,205

		80,397

Utilities — 1.7%
AES
9.750%, 04/15/16	870	996
Calpine (A)
7.875%, 07/31/20	3,237	3,488
7.875%, 01/15/23	485	521
7.500%, 02/15/21	2,922	3,127
7.250%, 10/15/17	300	315
Elwood Energy
8.159%, 07/05/26	711	695
Energy Future Holdings
10.000%, 01/15/20	245	257
10.000%, 12/01/20	8,539	9,009
GenOn Energy
9.875%, 10/15/20	575	584
9.500%, 10/15/18	525	532
Mirant (Escrow Security)
0.000%, 07/15/04 (B)	450	4
Mirant Americas Generation LLC
8.500%, 10/01/21	1,230	1,147
North American Energy Alliance
10.875%, 06/01/16	1,100	1,166
NRG Energy
8.250%, 09/01/20	70	70
7.875%, 05/15/21 (A)	1,370	1,336
7.625%, 01/15/18	1,120	1,120
7.625%, 05/15/19 (A)	2,000	1,960
Public Service of New Mexico
7.950%, 05/15/18	2,600	3,039

		29,366

Total Corporate Obligations (Cost $1,305,250) ($ Thousands)		1,294,935

COLLATERALIZED DEBT OBLIGATIONS — 7.9%

Financials — 2.3%
ACAS CLO, Ser 2007-1A, Cl A1J
0.719%, 04/20/21 (A) (C)	5,207	4,306
CIFC Funding, Ser 2007-3A, Cl B
1.670%, 07/26/21 (A) (C)	2,500	1,887
CIT CLO, Ser 2007-1A, Cl D
2.563%, 06/20/21 (A) (C)	2,800	1,917

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.570%, 12/22/20 (C)	$2,386	$1,408
Commercial Industrial Finance, Ser 2006-1BA, Cl B1L
2.170%, 12/22/20 (A) (C)	3,545	2,162
Commercial Industrial Finance, Ser 2006-2A
4.527%, 03/01/21 (A) (C)	3,138	1,820
Commercial Industrial Finance, Ser 2006-2A, Cl B1L
2.127%, 03/01/21 (A) (C)	1,980	1,168
Commercial Industrial Finance, Ser 2007-1A
4.344%, 05/10/21 (C)	2,009	1,125
Emporia Preferred Funding, Ser 2007- 3A, Cl C
1.316%, 04/23/21 (A) (C)	1,708	1,161
Rockwall CDO, Ser 2006-1A, Cl A2L
1.079%, 08/01/21 (A) (C)	3,247	1,916
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.929%, 08/01/21 (A) (C)	14,055	8,995
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.729%, 08/01/21 (A) (C)	13,334	11,034

		38,899

Other Asset-Backed Securities — 5.6%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/22 (A)	2,419	1,935
ARES CLO Funds, Ser 2006-5RA, Cl D
2.406%, 02/24/18 (A) (C)	1,253	852
FM Leveraged Capital Fund, Ser 2006- 2A, Cl D
2.057%, 11/15/20 (A) (C)	694	451
FM Leveraged Capital Fund, Ser 2006- 2A, Cl B
0.927%, 11/15/20 (A) (C)	3,157	2,587
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
5.000%, 01/15/19 (A) (C)	2,834	2,324
Genesis CLO, Ser 2007-2A
9.391%, 01/10/16 (A) (C)	5,502	4,292
Grayson CLO, Ser 2006-1A, Cl B
1.129%, 11/01/21 (A) (C)	4,945	2,918
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.153%, 04/17/21 (A) (C)	2,386	1,530
Jasper CLO, Ser 2005-1A, Cl B
1.009%, 08/01/17 (A) (C)	1,826	1,351
Lightpoint CLO, Ser 2007-7A, Cl D
4.457%, 05/15/21 (A) (C)	2,956	1,816
Newstar Trust, Ser 2007-1A, Cl A1
0.763%, 09/30/22 (A) (C)	7,402	6,625
Red River CLO, Ser 2006-1A, Cl D
2.079%, 07/27/18 (C)	5,175	2,795
Red River CLO, Ser 2006-1A, Cl C
1.149%, 07/27/18 (C)	5,456	3,546
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.679%, 08/01/24 (A) (C)	75,227	58,677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westwood CDO, Ser 2007-2A, Cl D
2.218%, 04/25/22 (A) (C)	$3,367	$2,054

		93,753

Total Collateralized Debt Obligations (Cost $136,892) ($ Thousands)		132,652

LOAN PARTICIPATIONS — 6.1%
99 Cents Stores, Bridge Loan (Unfunded)
0.000%, 04/06/12 (H) (K)	2,600	—
Affinion Group Holdings
5.000%, 10/08/16	1,000	891
Alliance Laundry Systems
6.750%, 09/23/16	33	33
6.250%, 09/23/16	1,330	1,325
Alliant Holdings I
6.750%, 08/21/14	487	484
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	931	910
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	3,300	3,244
Attachmate, 1st Lien Term Loan
6.500%, 02/25/17	1,750	1,707
Brock Holdings
10.000%, 03/16/18	390	357
Caesar’s Entertainment
3.418%, 01/28/15	1,590	1,378
Central Parking
2.400%, 05/22/14	608	526
Central Parking, 1st Lien
2.813%, 05/22/14	1,415	1,225
Claire’s Stores
3.178%, 05/27/14	150	130
3.178%, 05/29/14	14	12
3.010%, 05/27/14	717	620
3.000%, 05/29/14	66	57
Clear Channel
3.910%, 01/29/16	1,961	1,447
Clear Channel, Term Loan B
0.000%, 01/29/16 (B) (H)	380	280
Cumulus Media Holdings
0.000%, 09/16/18 (H)	1,325	1,297
DAE Aviation Holdings Tranche B-1
0.000%, 07/31/14 (H)	1,532	1,494
DAE Aviation Holdings Tranche B-2
0.000%, 07/31/14 (H)	1,468	1,431
Dex Media West
7.250%, 10/24/14	349	194
7.000%, 10/24/14	461	256
0.000%, 10/24/14 (H)	850	472
Dynegy Midwest Generation
0.000%, 08/05/16 (H)	2,600	2,611
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/16	1,240	1,253
First Data
4.294%, 03/24/18	3,405	2,842
First Data, Initial Tranche B-1
3.044%, 09/24/14	1,400	1,268
First Data, Term Loan B-2
3.044%, 09/24/14	28	25

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data, Term Loan B-3
3.044%, 09/24/14	$248	$225
Firth Rixson, Facility B
4.869%, 12/18/15	500	463
Firth Rixson, Facility C
5.369%, 12/20/16	500	466
Genesys Bridge Loan
0.000%, 03/19/12 (H) (K)	1,325	—
Guitar Center, Extended Term Loan
5.830%, 04/09/17	1,833	1,603
Harbinger
10.000%, 01/28/12	4,497	4,497
Harrah’s Operating
9.500%, 01/28/15	2,948	2,927
3.418%, 01/28/15	1,216	1,055
3.369%, 01/28/15	6	5
3.324%, 01/28/15	10	9
Inc Research
7.000%, 07/12/18	898	875
Ineos Group, Term Loan B-2
7.500%, 12/16/13	808	819
Ineos Group, Term Loan C-2
8.001%, 12/16/14	927	944
Infor Global Enterprise Solutions
6.510%, 03/02/14	917	740
Infor Global Solutions
8.260%, 08/29/14	4,070	1,791
Infor Global Solutions, 2nd Lien
6.510%, 03/02/14	1,583	1,278
Infor Global Solutions, Term Loan B-2
7.250%, 07/28/15	3,000	2,841
Intelsat Jackson Holdings
2.905%, 02/01/14	2,100	1,958
Kalispel Tribal Economic Authority
7.500%, 01/31/17	2,736	2,517
Lawson Software
6.750%, 07/05/17	3,741	3,641
Medical Card
12.000%, 09/15/15	1,458	1,203
Merrill Communications
7.500%, 12/24/12	1,100	1,052
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
MGM Mirage
7.000%, 02/21/14	1,489	1,459
NCO Group
8.000%, 05/15/13	890	878
Nelson Edu, Term Loan B-1L
2.869%, 07/05/14	978	777
Nuveen Investments
0.000%, 07/31/15 (A) (H)	155	160
Nuveen Investments, 1st Lien
0.000%, 05/13/17 (A) (H)	1,795	1,765
Nuveen Investments, 2nd Lien
12.500%, 07/31/15	910	939
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,163	2,152
Open Link Financial, Term Loan
7.750%, 10/26/17	1,000	1,000
PQ
6.760%, 06/14/14	1,297	1,143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Realogy
13.500%, 10/15/17	$465	$465
Realogy, Term B Loan
4.691%, 10/10/13	709	658
Rite Aid
4.500%, 02/17/18	2,138	2,032
Samson Investment Company, Bridge Loan
0.000%, 11/22/12 (A) (H)	1,315	1,315
Shield Finance
7.750%, 06/15/16	1,444	1,440
Simmons Holdco Unsecured (Escrow)
0.000%, 02/15/12	1,697	—
SpringLeaf Financial
5.500%, 05/06/17	1,860	1,616
Summit Material
6.500%, 12/03/15	1,290	1,276
Sun Healthcare
7.500%, 09/23/16	2,096	1,620
Superior Energy, Bridge Loan
0.000%, 04/30/12 (H) (K)	1,700	—
Syniverse Holdings
9.125%, 01/15/19	1,440	1,519
Targa Resources
3.260%, 02/09/15	1,716	1,716
Texas Competitive Electric Holdings, Extending Term Loan
4.776%, 10/10/17	3,473	2,192
3.776%, 10/10/14	7,717	5,368
Thronox
7.250%, 10/14/15	4	4
7.000%, 10/14/15	1,396	1,393
Vertafore
9.750%, 10/27/17	560	544
Walter Investment Management
7.750%, 06/16/17	3,100	3,086
Web.com Group
7.000%, 10/27/17	2,500	2,288
Wide Open West Finance
6.537%, 06/27/15	3,075	2,733
Zuffa
7.500%, 06/18/15	1,715	1,698

Total Loan Participations (Cost $105,298) ($ Thousands)		101,914

MUNICIPAL BONDS — 0.9%
Buckeye Tobacco Settlement Finance Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.375%, 06/01/24	210	165
5.125%, 06/01/24	610	463
Golden State Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	2,510	1,814
5.125%, 06/01/47	2,095	1,363
4.500%, 06/01/27	65	54

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

New Jersey Tobacco Settlement
Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	$7,295	$5,241
4.750%, 06/01/34	3,290	2,357
River Rock Entertainment Authority, Ser Senior B, RB Callable 11/01/15 @ 104
8.000%, 11/01/18	4,343	3,749

Total Municipal Bonds (Cost $14,187) ($ Thousands)		15,206

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes Pass-Through Trust, Ser 2001-1A
0.799%, 03/15/19 (C) (G) (I)	1,467	865
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/41 (A)	1,249	1,285

Total Asset-Backed Securities (Cost $2,187) ($ Thousands)		2,150

AUCTION RATE PREFERRED SECURITIES (C) — 0.6%
BlackRock Insured Municipal Income Trust	13,750	1,279
BlackRock Municipal Income Trust	13,250	1,232
BlackRock Municipal Income Trust	28,250	2,627
BlackRock MuniVest Fund	12,750	1,186
Invesco Insured Municipal Trust	19,000	1,748
Invesco Van Kampen Senior Income Trust	18,250	1,679

Total Auction Rate Preferred Securities (Cost $9,002) ($ Thousands)		9,751

CONVERTIBLE BONDS — 0.4%
Hologic CV to 25.9110
2.000%, 12/15/37 (E)	970	925
Liberty Media CV to 16.7764
3.750%, 02/15/30	3,200	1,640
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,715	900
MGM Resorts International CV to 53.8307
4.250%, 04/15/15	720	683
Mirant CV to 14.7167
0.000%, 06/15/21	2,200	5
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	1,660	1,614
Vector Group CV to 48.8281
12.921%, 06/15/26 (C)	373	422

Total Convertible Bonds (Cost $6,353) ($ Thousands)		6,189

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.4%
Ally Financial (A) (C)	52	6,201
Dana Holding (A)	5	586
General Motors	5	$164

Total Preferred Stock (Cost $6,945) ($ Thousands)		6,951

	Number of Warrants

WARRANTS — 0.2%
Alion Science & Technology, Expires 03/15/17* (G)	1,790	—
CUI Acquisition, (G) (I) *	47,444	2,732

Total Warrants (Cost $4,033) ($ Thousands)		2,732

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings* (A)	70,573	417
Core-Mark Holding	740	29
Dana Holding*	67,046	815
Delta Air Lines*	2,568	21
Neenah Enterprises* (G) (I)	17,244	77
United Continental Holdings*	35	1
VSS AHC, Cl A*,(G) (I)	27,106	323

Total Common Stock (Cost $3,501) ($ Thousands)		1,683

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.140% †** (J)	6,083	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	95,062,193	95,062

Total Cash Equivalent (Cost $95,062) ($ Thousands)		95,062

Total Investments — 99.2% (Cost $1,688,716) ($ Thousands) ††		$1,669,231

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

A summary of outstanding swap agreements held by the Fund at December 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1	BUY	5.00	12/20/16	17,640	$(99)

						$(99)

Percentages are based on a Net Assets of $1,683,228 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011

‡	Real Estate Investment Trust

†	Investment in Affiliated Security

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2011. The date reported on the Schedule of Investments is the next reset date.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2011. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $882 ($ Thousands).

(G)	Securities considered illiquid and restricted. The total value of such securities as of 12/31/2011 was $5,200 ($ Thousands) and represented 0.30% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $5,200 ($ Thousands) and represented 0.30% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $6 ($ Thousands) (K) Unfunded Bank Loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0

††	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,688,716 ($ Thousands), and the unrealized appreciation and depreciation were $49,150 ($ Thousands) and $(68,635)($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2011

A summary of restricted securities held by the Fund as of December 31, 2011, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Airplanes Pass-Through Trust	$1,467	07/28/10	07/28/10	$937	$865	0.05%
Aventine (Escrow Security)	2,750	04/21/10	04/21/10	—	37	0.00
CUI Acquisition Warrants	47	09/06/11	09/06/11	4,033	2,732	0.16
Momentive Performance Materials PIK	1,794	12/07/10	12/07/10	1,613	1,243	0.07
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.02

				$7,068	$5,200	0.30%

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,287,681	$7,254	$1,294,935
Collateralized Debt
Obligations	—	—	132,652	132,652
Loan Participations	—	90,230	11,684	101,914
Auction Rate Preferred
Securities	—	—	9,751	9,751
Preferred Stock	750	6,201	—	6,951
Convertible Bonds	—	6,185	4	6,189
Warrants	—	—	2,732	2,732
Asset-Backed Securities	—	865	1,285	2,150
Common Stock	866	416	401	1,683
Affiliated Partnership	—	6	—	6
Municipal Bonds	—	15,206	—	15,206
Cash Equivalent	95,062	—	—	95,062

Total Investments in Securities	$96,678	$1,406,790	$165,763	$1,669,231

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(99)	$—	$(99)

Total Other Financial Instruments	$—	$(99)	$—	$(99)

*	Swaps are valued at the unrealized depreciation of the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Auction Rate Preferred Securities
Beginning balance as of October 1, 2011	$6,515	$108,629	$12,005	$9,619
Accrued discounts/premiums	26	593	(2)	—
Realized gain/(loss)	(2,230)	147	1	—
Change in unrealized appreciation/(depreciation)	1,861	547	(169)	132
Net purchases/sales	522	22,736	1,282	—
Net transfer in and/or out of Level 3	560	—	(1,433)	—

Ending balance as of December 31, 2011	$7,254	$132,652	$11,684	$9,751

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$(421)	$234	$(169)	$132

	Convertible Bonds	Warrant	Asset-Backed Securities	Common Stock
Beginning balance as of October 1, 2011	$982	$2,948	$1,310	$401
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	(84)
Change in unrealized appreciation/(depreciation)	—	(216)	(15)	89
Net purchases/sales	—	—	(10)	(5)
Net transfer in and/or out of Level 3	(978)	—	—	—

Ending balance as of December 31, 2011	$4	$2,732	$1,285	$401

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$—	$(216)	$—	$—

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2011

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 93.0%
U.S. Treasury Inflation Protected Security
2.500%, 07/15/16	$16,705	$19,321
2.000%, 01/15/14 to 01/15/16 (A)	93,338	101,299
1.875%, 07/15/13 to 07/15/15 (A)	46,017	49,423
1.625%, 01/15/15	31,216	33,667
1.250%, 04/15/14	31,668	33,185
0.625%, 04/15/13	18,747	19,063
0.500%, 04/15/15	47,016	49,194
0.125%, 04/15/16	40,082	41,786
U.S. Treasury Notes
4.500%, 02/15/16	12,450	14,394
0.500%, 10/15/14	7,650	7,682

Total U.S. Treasury Obligations (Cost $361,029) ($ Thousands)		369,014

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P. 0.140%* † (B)	56,668,393	56,668

Total Affiliated Partnership (Cost $56,668) ($ Thousands)		56,668

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%* †	26,380,190	26,380

Total Cash Equivalent (Cost $26,380) ($ Thousands)		26,380

Total Investments — 113.9% (Cost $444,077) ($ Thousands)‡		$452,062

Percentages are based on a Net Assets of $396,762 ($ Thousands)

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $47,618 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $56,668 ($ Thousands)

*	Rate shown is the 7-day effective yield as of December 31, 2011

†	Investment in Affiliated Security

Cl — Class

L.P. — Limited Partnership

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $444,077 ($ Thousands), and the unrealized appreciation and depreciation were $8,168 ($ Thousands) and ($183) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2011

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$369,014	$—	$369,014
Affiliated Partnership	—	56,668	—	56,668
Cash Equivalent	26,380	—	—	26,380

Total Investments in Securities	$26,380	$425,682	$—	$452,062

During the year ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 82.8%
AQR Diversified Arbitrage Fund, Class I	3,394,955	$36,971
AQR Managed Futures Strategy Fund, Class I	3,154,283	30,186
Driehaus Active Income Fund	3,757,420	37,612
DWS Disciplined Market Neutral Fund, Institutional Class	1,193,954	11,355
Eaton Vance Global Macro Absolute Return Fund, Class I	2,912,452	28,600
Merger Fund	2,802,162	43,686
MutualHedge Frontier Legends Fund, Class I	2,020,884	20,148
TFS Market Neutral Fund	1,294,193	18,753
The Arbitrage Fund, Class I	1,571,856	20,591

Total Registered Investment Companies (Cost $258,241) ($ Thousands)		247,902

COMMON STOCK — 6.3%

Consumer Discretionary — 0.6%
Bed Bath & Beyond*	2,280	132
CBS, Cl B	11,600	315
Coach	1,880	115
Family Dollar Stores	1,590	92
GameStop, Cl A*	6,530	158
Las Vegas Sands	2,640	113
Lumber Liquidators Holdings*	8,980	159
Marriott International, Cl A	1,900	55
Ralph Lauren, Cl A	810	112
Starbucks	1,630	75
Starwood Hotels & Resorts
Worldwide	2,010	96
Steven Madden*	1,720	59
Tempur-Pedic International*	2,920	153
TripAdvisor*	2,215	56

		1,690

Consumer Staples — 0.2%
Beam	2,000	103
Colgate-Palmolive	810	75
Estee Lauder, Cl A	1,930	217
Hansen Natural*	590	54
Procter & Gamble	2,380	159
Whole Foods Market	1,470	102

		710

Energy — 0.5%
Anadarko Petroleum	1,810	138
Baker Hughes	2,630	128
Berry Petroleum, Cl A	3,760	158
Cabot Oil & Gas	1,450	110
Concho Resources*	2,940	276
EQT	1,630	89
National Oilwell Varco	1,090	74
Noble	4,150	125
PetroChina ADR	1,230	153
Transocean	3,300	127

		1,378

Financials — 1.4%
Affiliated Managers Group*	3,050	293

Description	Shares	Market Value ($ Thousands)

AIA Group	24,700	$77
Ameriprise Financial	7,310	363
Aon	6,890	322
Axis Capital Holdings	1,250	40
Banco Latinoamericano de Exportaciones, Cl E	2,440	39
Brown & Brown	7,130	161
CBRE Group, Cl A*	4,000	61
Chubb	2,230	154
Comerica	17,300	446
Discover Financial Services	3,260	78
Duke Realty †	23,550	284
Extra Space Storage †	3,110	75
First Commonwealth Financial	7,040	37
First Horizon National	5,770	46
Fortegra Financial*	14,340	96
Invesco	10,980	221
Manning & Napier, Cl A*	4,800	60
MarketAxess Holdings	4,310	130
MSCI, Cl A*	4,040	133
Ocwen Financial*	10,100	146
Oritani Financial	7,570	97
Ping An Insurance Group, Cl H	6,640	44
ProAssurance	1,430	114
RenaissanceRe Holdings	2,670	199
Signature Bank NY*	1,390	83
Svenska Handelsbanken, Cl A	1,466	39
Texas Capital Bancshares*	3,370	103
Validus Holdings	1,960	62
Wells Fargo	8,500	234
WisdomTree Investments*	12,670	77

		4,314

Health Care — 1.6%
Acadia Healthcare*	1,770	18
Achillion Pharmaceuticals*	2,920	22
Aetna	4,010	169
Akorn*	3,600	40
Alexion Pharmaceuticals*	2,620	187
Align Technology*	1,450	34
Allergan	1,410	124
AmerisourceBergen	6,980	260
Ariad Pharmaceuticals*	5,610	69
Arthrocare*	5,000	158
BioMarin Pharmaceuticals*	3,450	119
CareFusion*	5,450	139
Cepheid*	1,580	54
Cerner*	1,140	70
Computer Programs & Systems	1,120	57
Coventry Health Care*	1,090	33
Cubist Pharmaceuticals*	2,820	112
Cyberonics*	2,360	79
Express Scripts*	12,520	560
Grifols ADR*	247	1
Health Management Associates, Cl A*	3,280	24
Healthspring*	3,090	169
Infinity Pharmaceuticals*	1,950	17
Intuitive Surgical*	80	37
Medtronic	3,640	139
Merck	14,440	544
Onyx Pharmaceuticals*	4,980	219

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

PAREXEL International*	3,140	$65
Pfizer	3,590	78
QLT*	5,300	38
Questcor Pharmaceuticals*	860	36
Salix Pharmaceuticals*	960	46
Shire ADR	3,350	348
Stryker	2,690	134
United Therapeutics*	6,690	316
Universal American	1,740	22
Watson Pharmaceuticals*	1,830	110
WellCare Health Plans*	1,050	55
XenoPort*	3,110	12

		4,714

Industrials — 0.6%
BE Aerospace*	2,410	93
Boeing	1,270	93
Caterpillar	1,020	92
Clean Harbors*	2,460	157
Cummins	1,690	149
Danaher	3,220	151
Equifax	8,330	323
Experian	8,298	113
JB Hunt Transport Services	2,040	92
Owens Corning*	5,530	159
SPX	1,270	76
Stanley Black & Decker	900	61
Union Pacific	2,170	230
Verisk Analytics, Cl A*	1,990	80

		1,869

Information Technology — 1.1%
Ancestry.com*	1,950	45
Apple*	750	304
ARM Holdings ADR	2,250	62
Aruba Networks*	3,130	58
ASML Holding, Cl G	2,050	86
Bankrate*	4,390	94
Broadcom, Cl A	8,940	262
Cisco Systems	5,270	95
Citrix Systems*	2,410	146
Cognizant Technology Solutions, Cl A*	1,170	75
eBay*	10,380	315
F5 Networks*	2,300	244
Fiserv*	2,230	131
Google, Cl A*	260	168
Intuit	2,800	147
LinkedIn, Cl A*	1,120	71
Mastercard, Cl A	520	194
NetApp*	2,120	77
Qualcomm	1,040	57
SanDisk*	5,210	256
Taleo, Cl A*	1,520	59
VeriFone Holdings*	4,640	165
VMware, Cl A*	1,220	102
Western Union	10,270	188

		3,401

Materials — 0.2%
Celanese, Ser A	4,750	210
Goldcorp	1,250	55
Monsanto	1,350	95

Description	Shares	Market Value ($ Thousands)

Owens-Illinois*	8,060	$156
United States Steel	5,780	153

		669

Total Common Stock (Cost $18,390) ($ Thousands)		18,745

EXCHANGE TRADED FUND — 0.0%
SPDR S&P Homebuilders ETF	4,480	76

Total Exchange Traded Fund (Cost $76) ($ Thousands)		76

CASH EQUIVALENT — 9.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	26,865,650	26,866

Total Cash Equivalent (Cost $26,866) ($ Thousands)		26,866

Total Investments — 98.0% (Cost $303,573) ($ Thousands)		$293,589

COMMON STOCK SOLD SHORT — (5.1) %

Consumer Discretionary — (0.6)%
Darden Restaurants	(1,320)	(60)
Dick’s Sporting Goods	(3,110)	(115)
Ethan Allen Interiors	(6,370)	(151)
Groupon*	(2,530)	(52)
Hennes & Mauritz, Cl B	(2,040)	(66)
Home Inns & Hotels Management ADR*	(1,560)	(40)
J.C. Penney	(3,320)	(117)
Lowe’s	(6,140)	(156)
Mattel	(5,450)	(151)
priceline.com*	(120)	(56)
PVH	(800)	(56)
Thomson Reuters	(3,380)	(90)
Tiffany	(3,450)	(229)
VF	(1,850)	(235)
Viacom, Cl B	(2,070)	(94)

		(1,668)

Consumer Staples — (0.3)%
Campbell Soup	(6,740)	(224)
CVS Caremark	(11,760)	(480)
Dr Pepper Snapple Group	(3,820)	(151)
HJ Heinz	(2,080)	(112)

		(967)

Energy — (0.4)%
Apache	(630)	(57)
China Petroleum & Chemical ADR	(1,460)	(153)
Cimarex Energy	(3,330)	(206)
Continental Resources*	(2,230)	(149)
Diamond Offshore Drilling	(2,460)	(136)
Ensco International ADR	(2,920)	(137)
Hess	(930)	(53)

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Southwestern Energy*	(1,680)	$(54)
Ultra Petroleum*	(3,630)	(107)
Whiting Petroleum*	(1,130)	(53)

		(1,105)

Financials — (1.4)%
ACE	(1,110)	(78)
Apartment Investment & Management, Cl A†	(11,180)	(256)
Arthur J. Gallagher	(2,860)	(96)
BanColombia ADR	(1,280)	(76)
BOC Hong Kong Holdings	(24,140)	(57)
BOK Financial	(1,530)	(84)
BRE Properties, Cl A†	(1,560)	(79)
City National	(3,200)	(141)
Corporate Office Properties Trust†	(3,650)	(78)
Credicorp	(720)	(79)
Cullen/Frost Bankers	(5,010)	(265)
DFC Global*	(5,440)	(98)
Eaton Vance	(4,850)	(115)
Erste Group Bank	(4,401)	(78)
Franklin Resources	(4,330)	(416)
Hang Seng Bank	(6,370)	(76)
IntercontinentalExchange*	(970)	(117)
Jefferies Group	(2,820)	(39)
Legg Mason	(10,650)	(256)
LPL Investment Holdings*	(3,680)	(112)
Markel*	(230)	(95)
Marsh & McLennan	(8,880)	(281)
National Penn Bancshares	(12,750)	(108)
Northern Trust	(3,570)	(142)
Public Storage†	(590)	(79)
RLI	(1,130)	(82)
SL Green Realty†	(1,300)	(87)
T. Rowe Price Group	(1,700)	(97)
Taubman Centers†	(4,550)	(282)
Torchmark	(2,610)	(113)
Travelers	(2,610)	(154)

		(4,116)

Health Care — (1.0)%
Abbott Laboratories	(5,080)	(286)
Algeta*	(2,250)	(58)
Alkermes*	(2,690)	(47)
Allscripts Healthcare Solutions*	(3,050)	(58)
Amgen	(4,380)	(281)
Baxter International	(4,500)	(223)
Becton Dickinson	(1,450)	(108)
Celgene*	(6,110)	(413)
Chemed	(900)	(46)
Covance*	(1,170)	(53)
Dentsply International	(2,660)	(93)
Edwards Lifesciences*	(1,120)	(79)
Hospira*	(2,010)	(61)
Idexx Laboratories*	(2,980)	(229)
Immunogen*	(3,310)	(38)
Insulet*	(1,660)	(31)
Johnson & Johnson	(6,200)	(407)
Laboratory Corp of America Holdings*	(900)	(77)
MAKO Surgical*	(1,030)	(26)
Masimo*	(2,920)	(55)

Description	Shares	Market Value ($ Thousands)

Regeneron Pharmaceuticals*	(1,090)	$(60)
Spectrum Pharmaceuticals*	(2,340)	(34)
St. Jude Medical	(2,640)	(91)
Thermo Fisher Scientific*	(1,660)	(75)
WellPoint	(1,120)	(74)
Zimmer Holdings	(2,150)	(115)

		(3,118)

Industrials — (0.4)%
3M	(3,240)	(265)
Emerson Electric	(4,320)	(201)
Fastenal	(3,530)	(154)
Graco	(1,790)	(73)
Masco	(16,120)	(169)
PACCAR	(4,070)	(152)
Rockwell Collins	(1,710)	(95)
Stericycle*	(960)	(75)

		(1,184)

Information Technology — (0.8)%
Adobe Systems*	(12,340)	(349)
Amphenol, Cl A	(3,300)	(150)
Autodesk*	(6,720)	(204)
Baidu ADR*	(250)	(29)
Factset Research Systems	(2,120)	(185)
Fair Isaac	(9,480)	(340)
Fidelity National Information Services	(3,820)	(102)
Global Payments	(2,560)	(121)
Infosys ADR	(1,410)	(73)
Intel	(9,170)	(222)
NetSuite*	(1,810)	(73)
Paychex	(2,560)	(77)
QLogic*	(3,710)	(56)
Red Hat*	(3,550)	(147)
Riverbed Technology*	(1,540)	(36)
Synaptics*	(1,190)	(36)
Tech Data*	(1,100)	(54)
Telefonaktiebolaget LM Ericsson ADR	(5,650)	(57)

		(2,311)

Materials — (0.2)%
Alcoa	(17,230)	(149)
Bemis	(4,990)	(150)
Dow Chemical	(2,340)	(68)
LyondellBasell Industries, Cl A	(4,840)	(157)
Newmont Mining	(1,770)	(106)
Nucor	(1,390)	(55)

		(685)

Total Common Stock Sold Short (Proceeds $(14,978)) ($ Thousands)		(15,154)

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.1)%
Ishares NASDAQ Biotech Index	(2,210)	$(231)
SPDR S&P Metals & Mining ETF	(1,550)	(76)

Total Exchange Traded Funds Sold Short (Proceeds $(284)) ($ Thousands)		(307)

Total Securities Sold Short (Proceeds $(15,262))($ Thousands)		$(15,461)

Percentages are based on Net Assets of $299,538 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositoy Receipt

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $303,573 ($ Thousands), and the unrealized appreciation and depreciation were $853 ($ Thousands) and ($10,837) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$247,902	$—	$—	$247,902
Common Stock	18,745	—	—	18,745
Exchange Traded Fund	76	—	—	76
Cash Equivalent	26,866	—	—	26,866

Total Investments in Securities	$293,589	$—	$—	$293,589

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$15,154	$—	$—	$15,154
Exchange Traded Funds	307	—	—	307

Total Securities Sold Short	$15,461	$—	$—	$15,461

During the period ended December 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2011

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 29, 2012